UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-03422

The Prudential Variable Contract Account—11

(Exact name of registrant as specified in charter)

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey	07102
(Address of principal executive offices)	(Zip code)

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Name and address of agent for service)

Registrant’s telephone number, including area code: 973-367-7521

Date of fiscal year end: 12/31/2007

Date of reporting period: 12/31/2007

Item 1 – Reports to Stockholders

Prudential MEDLEY Program

Annual Report to Participants

December 31, 2007

Please note that inside is a Prospectus Supplement dated November 27, 2007. This is separate from and not a part of the annual report.

IFS-A114833

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for The MEDLEY Program. Investors should consider the contract and the underlying portfolios’ investment objectives, risks, charges and expenses carefully before investing. This and other important information is contained in the prospectuses that can be obtained from your financial professional. You should read the prospectuses carefully before investing.

The report is for the information of persons participating in The Prudential Variable Contract Account-10 (VCA-10), The Prudential Variable Contract Account-11 (VCA-11), and The Prudential Variable Contract Account-24 (VCA-24) (Collectively known as the “Accounts”) of The MEDLEY Program. VCA-10, VCA-11, and VCA-24 are group annuity insurance products. Annuities are issued by Pruco Life Insurance Company, or in New York, Pruco Life Insurance Company of New Jersey, both located at 213 Washington Street, Newark, NJ 07102-2992, and Prudential Annuities Life Assurance Corporation, located at One Corporate Drive, Shelton, CT, 06484. Variable annuities are distributed by Prudential Annuities Distributors, Inc., also located in Shelton, CT. Prudential Annuities is a business unit of Prudential Financial.

All are Prudential Financial companies and each is solely responsible for its financial condition and contractual obligations.

Pru, Prudential, Prudential Financial, Rock Solid, “The Rock”, the Rock Logo and the Rock Prudential Logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

This report includes the financial statements of VCA-10, VCA-11, and The Prudential Series Fund (the “Funds”).

This report does not include separate account financials for the VCA-24 Subaccounts. If you would like separate account financial statements as of December 31, 2007, please call the telephone number on the inside back cover of this report. They will be available commencing April 30, 2008.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your plan sponsor or licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

A description of the Account’s proxy voting policies and procedures is available without charge, upon request. MEDLEY participants should call (888) 778-2888 to obtain a description of the Account’s proxy voting policies and procedures. The description is also available on the website of the Securities and Exchange Commission (the “Commission”) at www.sec.gov. Information regarding how the Account’s voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Commission at www.sec.gov and on the Account’s website.

The Funds Statement of Additional Information contains additional information about the Account’s Trustees and is available without charge upon request by calling (888) 778-2888.

Each Account files with the Commission a complete listing of portfolio holdings as of the end of the first and third quarters on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 1-800-732-0330. MEDLEY participants may obtain copies of Form N-Q filings by calling (888) 778-2888.

The Prudential MEDLEY Program

Glossary of Benchmark Definitions

December 31, 2007

Conservative Balanced Custom Blended Index consists of a blend of the S&P 500 Index (50%), the Lehman Brothers Aggregate Bond Index (40%), and the 3-Month T-Bill (10%).

Flexible Managed Custom Blended Index consists of a blend of the S&P 500 Index (60%), the Lehman Brothers Aggregate Bond Index (35%), and the 3-Month T-Bill (5%).

Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index comprised of more than 5,000 government and corporate bonds.

Lehman Brothers U.S. Corporate High Yield Index is an unmanaged index of fixed-rate, non-investment-grade debt securities with at least one year remaining to maturity. It gives a broad look at how high yield (“junk”) bonds have performed.

Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped index covers the universe of U.S. dollar denominated, non-convertible, fixed-rate, non-investment-grade debt. Issuers are capped at 2% of the Index. Index holdings must have at least one year to final maturity, at least $150 million par amount outstanding, and be publicly issued with a rating of Ba1 or lower.

Lehman Brothers Government Bond Index is an unmanaged index comprised of securities issued or backed by the U.S. government, its agencies, and instrumentalities with a remaining maturity of 1 to 30 years.

The Lipper Variable Insurance Products (VIP) Funds Averages are calculated by Lipper Analytical Services, Inc., and reflect the investment return of certain portfolios underlying variable life and annuity products.

General U.S. Government Funds Average	Intermediate Investment Grade Debt Funds Average
Global Growth Funds Average	Large-Cap Core Funds Average
Mixed Asset Target Allocation Growth Funds Average
S&P 500 Index Objective Funds Average

Morgan Stanley Capital International (MSCI) World Index (GD) — The Morgan Stanley Capital International World Index is an unmanaged capitalization weighted index which includes the equity markets of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, United Kingdom and United States. The GD version does not reflect the impact of withholding taxes on reinvested dividends. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses.

Russell 1000 Index is a market cap-weighted index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market.

S&P 500 Index is an unmanaged, market value-weighted index of 500 stocks generally representative of the broad stock market.

This page may include certain benchmarks not applicable to the portfolios available in this particular report. Investors cannot invest directly in a market index or average. These returns are net of investment fees and fund expenses, but not product charges.

The Prudential MEDLEY Program

Table of Contents

December 31, 2007

Letter to Participants

■	VCA-10 CAPITAL GROWTH ACCOUNT

Financial Statements

■	VCA-11 MONEY MARKET ACCOUNT

Financial Statements

■	VCA-24 THE PRUDENTIAL SERIES FUND PORTFOLIOS

Conservative Balanced Portfolio

Diversified Bond Portfolio

Equity Portfolio

Flexible Managed Portfolio

Global Portfolio

Government Income Portfolio

Stock Index Portfolio

The Prudential MEDLEY Program

Letter to Participants

December 31, 2007

■	DEAR PARTICIPANTS:

At Prudential, it is our goal to help our clients achieve and maintain financial success. We hope you find the Prudential MEDLEY Program annual report both informative and useful.

We would also like to remind you about the benefits of diversifying your investment portfolio. In today’s volatile markets, diversification is key to protecting your investments. It helps position your investments when asset classes rotate in and out of favor, and is the best way to balance risk and return. In addition, diversification can help you meet your long-term investment goals although it does not assure against loss in declining markets.

Take the first step and contact your financial professional for help in creating a diversified investment portfolio. A comprehensive mix of assets that is evaluated periodically over time can help you maintain focus on your financial objectives.

Thank you for selecting our products. We value the opportunity to manage your investments as you plan for the future.

Sincerely,

David R. Odenath, Jr. President, The Prudential Series Fund	Judy A. Rice, President, Variable Contract Accounts 10 & 11

January 31, 2008

Prudential Variable Contract Account-10 (VCA-10) & Variable Contract

Account-24 (VCA-24)

Presentation of Portfolio Holdings — unaudited

December 31, 2007

Conservative Balanced
Five Largest Holdings/Issues	(% of Net Assets)
Federal National Mortgage Association, 5.00%, TBA 30 YR	2.0%
Exxon Mobil Corp.	1.7%
Federal National Mortgage Association, 5.50%, TBA 30 YR	1.4%
Federal Home Loan Mortgage Corp., 5.50%, TBA 30 YR	1.3%
General Electric Co.	1.3%

Diversified Bond
Five Largest Issues	(% of Net Assets)
Federal National Mortgage Association, 5.00%, TBA 30 YR	5.9%
Federal Home Loan Mortgage Corp., 5.50%, TBA 30 YR	3.9%
Federal National Mortgage Association, 5.50%, TBA 30 YR	2.8%
Federal National Mortgage Association, 6.00%, TBA 30 YR	2.7%
Federal Home Loan Mortgage Corp., 6.00%, TBA 30 YR	2.0%

Equity
Five Largest Holdings	(% of Net Assets)
Microsoft Corp.	2.61%
General Electric Co.	2.24%
Cisco Systems, Inc.	1.87%
QUALCOMM, Inc.	1.81%
American International Group, Inc.	1.69%

Flexible Managed
Five Largest Holdings/Issues	(% of Net Assets)
Exxon Mobil Corp.	2.5%
Microsoft Corp.	1.6%
General Electric Co.	1.6%
Federal National Mortgage Association, 5.00%, TBA 30 YR	1.5%
AT&T, Inc.	1.4%

Global
Five Largest Holdings	(% of Net Assets)
Merck & Co., Inc.	1.4%
McDonald's Corp.	1.3%
UnitedHealth Group, Inc.	1.2%
AT&T, Inc.	1.1%
Goldman Sachs Group, Inc. (The)	1.1%

Government Income
Five Largest Issues	(% of Net Assets)
Federal National Mortgage Association, 5.50%, 1/01/33	6.9%
Federal Home Loan Mortgage Association, Zero, 2/19/08	5.1%
Federal National Mortgage Association, 5.30%, 2/22/11	4.3%
Federal National Mortgage Association, 3.496%, 6/01/34	3.4%
Federal Home Loan Mortgage Association, 6.00%, TBA 30 YR	3.0%

Stock Index
Five Largest Holdings	(% of Net Assets)
Exxon Mobil Corp.	3.9%
General Electric Co.	2.9%
Microsoft Corp.	2.2%
AT&T Inc.	1.9%
Procter & Gamble Co.	1.8%

VCA-10
Five Largest Holdings	(% of Net Assets)
Cadbury Schweppes PLC ADR (United Kingdom)	2.7%
Petroleo Brasileiro SA ADR (Brazil)	2.7%
Occidental Petroleum Corp.	2.6%
Suncor Energy, Inc.	2.5%
Comcast Corp.	2.5%

For a complete listing of holdings, refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

The Prudential MEDLEY Program — VCA-10 Capital Growth Account

Subadvised by:  Jennison Associates LLC

December 31, 2007

Investment Manager’s Report

Performance Summary - As of December 31, 2007

Average Annual Total Return Percentages

	1-Year	5-Year	10-Year
Capital Growth Acct. (VCA-10)[1]	5.80%	16.50%	4.53%
S&P 500 Index[2]	5.49	12.82	5.91

Capital Growth Account inception: 5/13/1983.

$10,000 INVESTED OVER 10 YEARS

Past performance does not guarantee future returns. Portfolio performance is net of investment fees and fund expenses, but not product charges, which, if included, would significantly lower the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

Unless noted otherwise, Lipper Average and Index returns reflect performance beginning the closest month-end date to the Portfolio’s inception.

Market Review

The final quarter of 2007 capped a volatile year that saw two distinctly different environments for equity markets. Most markets advanced, led by emerging economies and those U.S. sectors directly exposed to global economic expansion, especially energy stocks. Interest rates increased as the Federal Reserve sought to contain the incipient inflation reflected in personal consumption.

By late July, the investment environment changed dramatically. The souring residential real estate market rekindled volatility, triggering a liquidity squeeze that by year-end had caused mortgage investors to incur losses of tens of billions of dollars. The credit market turmoil sparked a swift reappraisal of risk factors in the U.S. equity markets.

Employment remained healthy, but slowing economic growth, the prospect of recession in 2008, and the weak housing market pressured retail sales downward. Oil closed 2007 just shy of $100 per barrel. Many agricultural commodities hit new highs, and the US dollar slid further, fueling inflation concerns.

Performance Summary

Positions in energy, materials, and utilities boosted returns and beat the corresponding sectors of the S&P 500 Index (the Index). High spot oil prices lifted shares of Petroleo Brasileiro SA ADR (2.7%), Hess Corp. (1.2%), Occidental Petroleum Corp. (2.6%), Suncor Energy, Inc. (2.5%), and Murphy Oil Corp. (1.5%). Freeport-McMoRan Copper & Gold, Inc. (1.2%) advanced on sustained, elevated prices for copper, gold, and molybdenum. We believe the supply/demand imbalances will continue, keeping oil, copper, and gold prices above historical levels. Merchant power generation company NRG Energy (1.7%) benefited from the potential acquisition of Texas-based utility company TXU by a private equity firm.

The consumer staples, industrials, and information technology sectors helped performance, but trailed the Index. Tech stocks performed unevenly. Apple, Inc. (1.8%) and Google, Inc. (2.1%) soared, but Spansion, Inc. (0.8%), Motorola, Inc. (1.5%), and Marvell Technology Group Ltd. (1.2%) declined. Apple rocketed on the strength of its iPod and resurgent Macintosh computer sales. Spansion fell due to lower prices for its NOR flash-memory chips and liquidity concerns.

While consumer discretionary and financials ended 2007 with a negative total return, stock selection in both sectors and an underweight in financials benefited relative performance. Entangled in the credit crisis, MBIA, Inc. (1.2%), Citigroup, Inc. (1.3% as of 9/30/07), and SLM Corp. (1.3%) were hit hard. Telecom services and healthcare underperformed, lagging the corresponding sectors of the Index, weighed down mainly by Sprint Nextel Corp. (1.5%) and Omnicare, Inc. (1.3%).

Prudential Investments LLC (PI), an indirect, wholly owned subsidiary of Prudential Financial, Inc., serves as the investment manager for the Account.

1.	The Account performance results are after the deduction of all expenses and contract charges, including investment management and administrative fees but not including the effect of any sales charges. All total returns are for the periods indicated and are calculated based on changes in unit values.
2.	The S&P 500 Index is an unmanaged, market value-weighted index of 500 stocks generally representative of the broad stock market. Investors cannot invest directly in an index.

For a complete list of holdings please see the Statement of Net Assets sections of this report.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF NET ASSETS

December 31, 2007

LONG-TERM INVESTMENTS — 98.8%		Value (Note 2)
COMMON STOCKS — 97.6%	Shares
Biotechnology — 2.9%
Amgen, Inc. (a)	83,800	$3,891,672
Genentech, Inc. (a)	61,500	4,124,805

		8,016,477

Capital Markets — 2.7%
Bank of New York Mellon Corp. (The)	78,672	3,836,047
UBS AG	77,600	3,569,600

		7,405,647

Commercial Services & Supplies — 1.6%
Waste Management, Inc.	137,400	4,488,858

Communications Equipment — 2.9%
Motorola, Inc.	248,000	3,977,920
QualComm, Inc.	97,200	3,824,820

		7,802,740

Computers & Peripherals — 4.8%
Apple, Inc. (a)	25,200	4,991,616
Lexmark International, Inc. Class A (a)	120,500	4,200,630
Seagate Technology	156,700	3,995,850

		13,188,096

Consumer Finance — 1.3%
SLM Corp.	174,100	3,506,374

Diversified Consumer Services — 3.0%
Career Education Corp. (a)	123,200	3,097,248
H & R Block, Inc.	278,700	5,175,459

		8,272,707

Electric Utilities — 3.0%
Entergy Corp.	37,300	4,458,096
Progress Energy, Inc.	79,000	3,825,970

		8,284,066

Food & Staples Retailing — 3.0%
Kroger Co. (The)	166,900	4,457,899
Wal-Mart Stores, Inc.	79,100	3,759,623

		8,217,522

Food Products — 4.5%
Cadbury Schweppes PLC ADR (United Kingdom)	148,700	7,341,319
ConAgra Foods, Inc.	204,700	4,869,813

		12,211,132

Health Care Providers & Services — 1.3%
Omnicare, Inc.	157,000	3,581,170

Hotels, Restaurants & Leisure — 1.4%
International Game Technology	84,700	3,720,871

Household Products — 1.2%
Kimberly-Clark Corp.	49,100	3,404,594

Independent Power Producers & Energy Traders — 1.7%
NRG Energy, Inc. (a)	108,500	4,702,390

COMMON STOCKS		Value (Note 2)
(continued)	Shares
Industrial Conglomerates — 1.7%
General Electric Company	128,500	$4,763,495

Insurance — 5.7%
American International Group	108,200	6,308,060
Loews Corp.	121,800	6,131,412
MBIA, Inc.	174,800	3,256,524

		15,695,996

Internet & Catalog Retail — 1.4%
IAC/InterActiveCorp. (a)	141,100	3,798,412

Internet Software & Services — 2.1%
Google, Inc. Class A (a)	8,200	5,670,136

Media — 6.0%
Liberty Global, Inc. Ser. C (a)	141,205	5,166,691
Comcast Corp. (a)	369,100	6,739,766
XM Satellite Radio Holdings, Inc. (a)	354,400	4,337,856

		16,244,313

Metals & Mining — 2.7%
Freeport-McMoRan Cooper & Gold, Inc.	32,300	3,308,812
Lihir Gold Limited ADR (Papua New Guinea)	126,000	3,929,940

		7,238,752

Multiline Retail — 1.3%
JC Penney Co., Inc.	80,800	3,554,392

Multi-Utilities — 2.1%
Sempra Energy	90,600	5,606,328

Office Electronics — 1.4%
Xerox Corp.	231,300	3,744,747

Oil, Gas & Consumable Fuels — 16.6%
Devon Energy Corp.	38,700	3,440,817
Hess Corp.	31,900	3,217,434
Marathon Oil Corp.	73,900	4,497,554
Murphy Oil Corp.	47,500	4,029,900
Nexen, Inc.	177,500	5,727,925
Occidental Petroleum Corp.	92,300	7,106,177
Petroleo Brasileiro SA ADR (Brazil)	63,000	7,260,120
Suncor Energy, Inc.	62,900	6,839,117
Williams Cos, Inc.	85,900	3,073,502

		45,192,546

Paper & Forest Products — 1.0%
Domtar Corp. (a)	354,300	2,724,567

Pharmaceuticals — 4.7%
Abbott Laboratories	55,600	3,121,940
Schering-Plough Corp.	111,500	2,970,360
Teva Pharmaceutical Industries Ltd. ADR (Israel)	47,100	2,189,208
Wyeth	100,800	4,454,352

		12,735,860

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF NET ASSETS

December 31, 2007

COMMON STOCKS		Value (Note 2)
(continued)	Shares
Semiconductors & Semiconductor Equipment — 2.0%
Marvell Technology Group Ltd. (a)	243,000	$3,397,140
Spansion, Inc. (a)	522,600	2,053,818

		5,450,958

Software — 3.4%
Adobe Systems Incorporated (a)	113,400	4,845,582
CA, Inc.	573	14,296
Symantec Corp. (a)	269,300	4,346,502

		9,206,380

Specialty Retail — 2.1%
Best Buy Co., Inc.	109,600	5,770,440

Thrifts & Mortgage Finance — 2.9%
Federal National Mortgage Association	113,400	4,533,732
People’s United Financial, Inc.	194,630	3,464,414

		7,998,146

Tobacco — 1.1%
Altria Group, Inc.	40,100	3,030,758

Wireless Telecommunication Services — 4.1%
NII Holdings, Inc. (a)	86,000	4,155,520
Sprint Nextel Corp.	315,164	4,138,103
Virgin Mobile USA, Inc. (a)	317,700	2,824,353

		11,117,976

TOTAL COMMON STOCKS (Cost: $233,390,456)		266,346,846

CORPORATE BOND — 1.2%
	Principal Amount (000)
Oil, Gas & Consumable Fuels
Trident Resources Corp., Unsec’d. Note, PIK, (Canada), Private Placement, due 12.966%, due 8/12/12 (b)(c) (Cost: $3,133,273; purchased 8/20/07)	$3,131	3,349,392

WARRANT
	Shares
Oil, Gas & Consumable Fuels
Trident Resources Corp. (Canada), Private Placement, expiring 1/01/15 (a)(b)(c) (Cost: $0; purchased 8/20/07)	313,974	31

TOTAL LONG-TERM INVESTMENTS (Cost: $236,523,729)		$269,696,269

SHORT-TERM INVESTMENTS — 0.9%
	Shares	Value (Note 2)
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund- Taxable Money Market Series(e) (Cost: $2,525,541)	2,525,541	$2,525,541

TOTAL INVESTMENTS(d)— 99.7% (Cost: $239,049,270)		$272,221,810

OTHER ASSETS, LESS LIABILITIES
Receivable for Pending Capital Transactions		19,625
Dividends Receivable		373,964
Receivable for Securities Sold		391,181

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		784,770

NET ASSETS — 100%		$273,006,580

NET ASSETS, representing:
Equity of Participants — 24,945,320 Accumulation Units at an Accumulation Unit Value of $10.9319		272,699,645
Equity of The Prudential Insurance Company of America		306,935

		$273,006,580

(a)	Non-income producing security.

(b)	Indicates an illiquid security.

(c)	Indicates a security restricted to resale. The aggregate cost of such securities is $3,133,273. The aggregate value of $3,349,423 is approximately 1.2% of net assets.

(d)	As of December 31, 2007, two securities valued at $3,349,423 and representing 1.2% of the total market value of the portfolio were fair valued in accordance with the policies adopted by the Committee Members.

(e)	The Prudential Investments LLC, the Manager of the Account, also serves as Manager of the Dryden Core Investment Fund—Taxable Money Market Series.

ADR	American Depository Receipt
PIK	Payment in Kind

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF NET ASSETS

December 31, 2007

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of December 31, 2007 were as follows:

Oil, Gas & Consumable Fuels	16.6%
Media	6.0
Insurance	5.7
Computers and Peripherals	4.8
Pharmaceuticals	4.7
Food Products	4.5
Wireless Telecommunication Services	4.1
Software	3.4
Diversified Consumer Services	3.0
Electric Utilities	3.0
Food & Staples Retailing	3.0
Biotechnology	2.9
Communications Equipment	2.9
Thrifts & Mortgage Finance	2.9
Capital Markets	2.7
Metals & Mining	2.7
Internet Software & Services	2.1
Multi-Utilities	2.1
Specialty Retail	2.1
Semiconductors & Semiconductor Equipment	2.0
Independent Power Producers & Energy Traders	1.7
Industrial Conglomerates	1.7
Commercial Services & Supplies	1.6
Hotels, Restaurants, & Leisure	1.4
Internet & Catalog Retail	1.4
Office Electronics	1.4
Consumer Finance	1.3
Health Care Providers & Services	1.3
Multiline Retail	1.3
Household Products	1.2
Corporate Bond	1.2
Tobacco	1.1
Paper & Forest Products	1.0
Affiliated Money Market Mutual Fund	0.9

99.7
Other Assets in Excess of Liabilities	0.3

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF OPERATIONS

Year Ended December 31, 2007

INVESTMENT INCOME
Unaffiliated Dividend Income (net of $77,551 foreign withholding tax)	$4,355,865
Affiliated Dividend Income	291,665
Total Income	4,647,530
EXPENSES
Fees Charged to Participants for Investment Management Services	(728,028)
Fees Charged to Participants for Administrative Expenses	(2,157,203)
Total Expenses .	(2,885,231)
NET INVESTMENT INCOME	1,762,299
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net Realized Gain on Investment Transactions	49,333,395
Net Change in Unrealized Appreciation on Investments	(34,155,433)
NET GAIN ON INVESTMENTS	15,177,962
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,940,261

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2007	2006
OPERATIONS
Net Investment Income	$1,762,299	$1,812,507
Net Realized Gain on Investment Transactions	49,333,395	51,909,218
Net Change In Unrealized Appreciation on Investments	(34,155,433)	(14,156,960)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	16,940,261	39,564,765
CAPITAL TRANSACTIONS
Purchase Payments and Transfers In	10,055,096	14,307,187
Withdrawals and Transfers Out	(42,576,134)	(63,679,961)
Annual Account Charges Deducted from Participants’ Accounts	(37,712)	(43,964)
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(32,558,750)	(49,416,738)
NET DECREASE IN NET ASSETS RESULTING FROM SURPLUS TRANSFERS	(2,017,738)	(1,290)
TOTAL DECREASE IN NET ASSETS	(17,636,227)	(9,853,263)
NET ASSETS
Beginning of year	290,642,807	300,496,070
End of year	$273,006,580	$290,642,807

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS FOR VCA-10

INCOME AND CAPITAL CHANGES PER ACCUMULATION UNIT*

(For an Accumulation Unit outstanding throughout the year)

	Year Ended December 31,
	2007	2006	2005	2004	2003
Investment Income	$.1753	$.1539	$.1061	$.1198	$.0827
Expenses
Investment management fee	(.0274)	(.0237)	(.0193)	(.0170)	(.0142)
Administrative expenses	(.0821)	(.0710)	(.0600)	(.0522)	(.0424)
Net Investment Income	.0658	.0592	.0268	.0506	.0261
Capital Changes
Net realized gain (loss) on investment transactions	1.8696	1.6855	.8647	.4174	(.0999)
Net change in unrealized appreciation (depreciation) on investments	(1.3347)	(.4319)	.6037	.1877	1.8517
Net Increase in Accumulation Unit Value	.6007	1.3128	1.4952	.6557	1.7779
Accumulation Unit Value
Beginning of year	10.3312	9.0184	7.5232	6.8675	5.0896
End of year	$10.9319	$10.3312	$9.0184	$7.5232	$6.8675
Total Return**	5.81%	14.56%	19.87%	9.55%	34.93%
Ratio of Expenses To Average Net Assets***	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of Net Investment Income To Average Net Assets***	.60%	.62%	.32%	.72%	.45%
Portfolio Turnover Rate	65%	60%	51%	62%	63%
Number of Accumulation Units Outstanding
For Participants at end of year (000’s omitted)	24,945	27,921	33,107	36,252	39,109

*	Calculated by accumulating the actual per unit amounts daily.
**	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported. Total returns may reflect adjustments to conform to generally accepted accounting principles.
***	These calculations exclude PICA’s equity in VCA-10.

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Accumulation Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO THE FINANCIAL STATEMENTS OF

VCA-10

Note 1:	General

The Prudential Variable Contract Account-10 (“VCA-10” or the “Account”) was established on March 1, 1982 by The Prudential Insurance Company of America (“PICA”) under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. VCA-10 has been designed for use by employers (“Contract-holders”) in making retirement arrangements on behalf of their employees (“Participants”). The investment objective of the Account is long-term growth of capital. The Account’s investments are composed primarily of common stocks. Although variable annuity payments differ according to the investment performance of the Account, they are not affected by mortality or expense experience because PICA assumes the expense risk and the mortality risk under the contracts.

Note 2:	Summary of Significant Accounting Policies

Securities Valuation:    Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser(s), to be over-the-counter, are valued by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Accounts’ Committee Members approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term investments which mature in more than 60 days are valued based on current market quotations. Short-term investments having maturities of 60 days or less are valued at amortized cost which approximates market value. Amortized cost is computed using the cost on the date of purchase, adjusted for constant accretion of discount or amortization of premium to maturity.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized and unrealized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Net investment income and realized and unrealized gain or losses (other than administrative fees) are allocated to the Participants and PICA on a daily basis in proportion to their respective ownership in VCA-10.

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Federal Income Taxes:    The operations of VCA-10 are part of, and are taxed with, the operations of PICA. Under the current provisions of the Internal Revenue Code, PICA does not expect to incur federal income taxes on earnings of VCA-10 to the extent the earnings are credited under the Contracts. As a result, the Unit Value of VCA-10 has not been reduced by federal income taxes.

Note 3:	Investment Management Agreement and Charges

The Account has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Account. PI pays for the services of Jennison.

A daily charge, at an effective annual rate of up to 1.00% of the current value of the Participant’s equity in VCA-10, is charged to the Account. Up to three quarters of the charge (0.75%) paid to PICA, is for administrative expenses not provided by the annual account charge, and one quarter (0.25%), paid to PI, is for investment management services. PICA may impose a reduced Administrative Fee where warranted by economies of scale and the expense characteristics of the employer, association or trust to which Prudential has issued a Contract.

PICA, PI and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

An annual account charge of not more than $30 is deducted from the account of each Participant, if applicable, at the time of withdrawal of the value of all of the Participant’s accounts or at the end of the fiscal year by canceling Units.

A deferred sales charge is imposed upon that portion of certain withdrawals which represents a return of contributions. The charge is designed to compensate PICA for sales and other marketing expenses. The maximum deferred sales charge is 7% on contributions withdrawn from an account during the first year of participation. After the first year of participation, the maximum deferred sales charge declines by 1% in each subsequent year until it reaches 0% after seven years. No deferred sales charge is imposed upon contributions withdrawn for any reason after seven years. For the years ended December 31, 2007 and December 31, 2006, PICA has advised the Account that it has received deferred sales charges of $967 and $2,219 respectively, imposed upon certain withdrawals from the Account.

Note 4:	Purchases and Sales of Portfolio Securities

For the year ended December 31, 2007, the aggregate cost of purchases and the proceeds from sales of securities, excluding short-term investments, were $200,972,131 and $188,839,960, respectively.

Investment in the Core Fund:    The Account invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the year ended December 31, 2007, the Account earned $291,665, by investing its excess cash in the Series.

Note 5:	Unit Transactions

The number of Accumulation Units issued and redeemed for the years ended December 31, 2007 and December 31, 2006, respectively, are as follows:

	Year Ended December 31,
	2007	2006
Units issued	915,756	1,502,061
Units redeemed	(3,891,367)	(6,688,165)
Net decrease	(2,975,611)	(5,186,104)

Note 6:	Net Increase (Decrease) In Net Assets Resulting from Surplus Transfers

The increase (decrease) in net assets resulting from surplus transfers represents the net increase to/(reductions from) PICA’s investment in the Account. This increase (decrease) includes reserve adjustments for mortality and expense risks assumed by PICA.

Note 7:	Participant Loans

Loans are considered to be withdrawals from the Account from which the loan amount was deducted, though they are not considered a withdrawal from the MEDLEY Program. Therefore, no deferred sales charge is imposed upon them. The principal portion of any loan repayment, however, will be treated as a contribution to the receiving Account for purposes of calculating any deferred sales charge imposed upon any subsequent withdrawal. If the Participant defaults on the loan, for example by failing to make required payments, the outstanding balance of the loan will be treated as a withdrawal for purposes of the deferred sales charge. The deferred sales charge will be withdrawn from the same Accumulation Accounts, and in the same proportions, as the loan amount was withdrawn. If sufficient funds do not remain in those Accumulation Accounts, the deferred sales charge will be withdrawn from the Participant’s other Accumulation Accounts as well.

Withdrawals, transfers and loans from VCA-10 are considered to be withdrawals of contributions until all of the Participant’s contributions to the Account have been withdrawn, transferred or borrowed. No deferred sales charge is imposed upon withdrawals of any amount in excess of contributions.

For the year ended December 31, 2007, $459,273 in participant loans were withdrawn from VCA-10 and $334,585 of principal and interest was repaid to VCA-10. For the year ended December 31, 2006, $536,915 in participant loans were withdrawn from VCA-10 and $402,543 of principal and interest was repaid to VCA-10. Loan repayments are invested in Participant’s account(s) as chosen by the Participant, which may not necessarily be VCA-10. The initial loan proceeds which are being repaid may not necessarily have originated solely from VCA-10. During the year ended December 31, 2007, PICA has advised the Account that it received $4,112 in loan origination fees. The participant loan principal and interest repayments are included in purchase payments and transfers in within the Statement of Changes in Net Assets.

Note 8:	New Accounting Pronouncements

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Committee and Participants of

The Prudential Variable Contract Account-10:

We have audited the accompanying statement of net assets of The Prudential Variable Contract Account-10 (the “Account”) as of December 31, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 2003 were audited by another independent registered public accounting firm, whose report dated February 24, 2004, expressed an unqualified opinion thereon.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2007, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

February 26, 2008

The Prudential MEDLEY Program — VCA-11 Money Market Account

Subadvised by:  Prudential Investment Management

December 31, 2007

Investment Manager’s Report

Performance Summary - As of December 31, 2007

Average Annual Total Return Percentages

	7-Day Current Net Yield	1-Year	5-Year	10-Year
VCA-11 Money Market Acct.[1]	4.25%	4.49%	2.32%	3.07%
Citigroup 3-mos T-Bill Index[2]	N/A	4.74	2.95	3.62

Portfolio inception: 5/13/1983.

MONEY MARKET ACCOUNT

ONE-YEAR TOTAL RETURN FOR THE

PAST 10 YEARS

Past performance does not guarantee future returns. Portfolio performance is net of investment fees and fund expenses, but not product charges, which, if included, would significantly lower the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

Unless noted otherwise, Lipper Average and Index returns reflect performance beginning the closest month-end date to the Portfolio’s inception. The yield quotation more closely reflects the current earnings of the Portfolio than the total return quotation.

On December 31, 2007, the VCA-11 Money Market Account’s 7-day current net yield was 4.25%. The Account returned 4.49% in 2007, while the Citigroup Three-Month U.S. Treasury Bill Index returned 4.74%.

The reporting period began with the target for the federal funds rate charged on overnight loans between banks at 5.25%, as the Federal Reserve (the Fed) held monetary policy steady after gradually increasing short-term rates to remove excess monetary stimulus from the U.S. economy. Meanwhile, the housing sector exhibited signs of weakness, raising expectations that the Fed would cut short-term rates to keep the economy growing.

Economic growth did slow during the first three months of 2007. Additionally, key data pointed to a steady decline in the housing sector. By summer, concerns about the credit quality of debt securities containing subprime mortgages (home loans made to borrowers with poor credit histories) spilled into the broader financial markets. Deepening concern about these debt securities and the financial institutions that held them severely hindered liquidity in the credit markets, and a flight to quality ensued that favored U.S. Treasury bills. Furthermore, the rates banks charge each other to borrow funds spiked higher amid fear that some banks might be overexposed to subprime mortgages and trading in some short-term debt securities came to a standstill.

During this time, the Fed aggressively added reserves to the financial system to ease the liquidity crunch. Conditions in the money markets improved somewhat when it unexpectedly cut the discount rate charged on direct Fed loans to banks by 50 basis points (a one hundredth of a percent) on August 17. It continued to ease stress in the markets by cutting its target for the federal funds rate by 50 basis points to 4.75% and the discount rate by the same amount on September 18.

Despite lower rates, credit quality concerns continued as the fourth quarter began. Additionally, many investors feared the economy was headed for a recession as consumers cut back on spending and the severe decline in the housing market continued. To avoid a recession and to further ease the liquidity crunch gripping the credit markets, the Fed reduced short-term rates in increments of 25 basis points in October and December, bringing the targeted federal funds rate to 4.25%. It also introduced a program to provide extended short-term loans to banks via auctions in December.

The Account benefited from its large holdings in variable-rate debt securities that reset periodically based on formulas tied to either the one- or three-month London interbank offered rates as these rates spiked higher during the second half of the year due to the liquidity crunch.

Prudential Investments LLC (PI), an indirect, wholly owned subsidiary of Prudential Financial, Inc., serves as the investment manager for the Account.

1.	The Account performance results are after the deduction of all expenses and contract charges, including investment management and administrative fees but not including the effect of any sales charges. All total returns are for the periods indicated and are calculated based on changes in unit values.
2.	The Citigroup 3-Month Treasury Bill Index is an index whereby equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over and reinvested in a new three-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value.
For current yields on the Money Market Account, please call (800) 458-6333. An investment in the Account is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in the Account.

For a complete list of holdings, refer to the Statement of Net Assets section of this report.

FINANCIAL STATEMENTS OF VCA-11

STATEMENT OF NET ASSETS

As of December 31, 2007

SHORT TERM INVESTMENTS — 103.1%	Principal Amount (000)	Value (Note 2)
Certificates of Deposit — 21.7%
Banco Bilbao Vizcaya Argentaria 4.60%, 6/30/2008	2,000	$2,000,000
Bank Of Scotland PLC 5.05%, 3/14/2008	2,000	2,000,040
Barclays Bank PLC
5.20%, 4/11/2008	1,000	1,000,000
5.37%, 6/4/2008	1,000	1,000,000
Marshall & Isley Bank 4.82%, 2/11/2008	1,000	1,000,000
Natixis 5.26%, 1/9/2008	1,000	999,970
Regions Bank 4.85%, 2/20/2008	2,000	2,000,000
Unicredito Italiano NY
5.19%, 2/19/2008	1,000	1,000,000
5.03%, 1/25/2008	1,000	1,000,020

		12,000,030

Commercial Paper(a) — 34.0%
Barton Capital Corp., 144A 5.70%, 1/10/2008	1,000	998,575
Bank Of America NA 4.985%, 2/8/2008	500	497,369
Cafco LLC, 144A 6.20%, 1/10/2008	1,000	998,450
Citigroup Funding Inc. 4.90%, 4/21/2008	2,000	1,969,783
Falcon Asset Securities Corp., 144A 5.75%, 1/22/2008	2,000	1,993,292
Long Lane Master Trust, 144A 5.20%, 1/31/2008	1,000	995,667
Old Line Funding Corp., 144A 5.90%, 1/7/2008	2,000	1,998,033
PNC Funding Corp. 4.89%, 3/19/2008	1,000	989,405
Prudential PLC, 144A 5.10%, 2/11/2008	1,000	994,192
San Paolo US 5.13%, 1/31/2008	1,000	995,725
Swedbank Mortgage AB, 144A
5.00%, 1/17/2008	1,475	1,471,722
5.15%, 2/5/2008	1,000	994,993
Swiss Re Financial Products, 144A 5.20%, 1/25/2008	1,500	1,494,800
Tulip Funding Corp., 144A
5.88%, 1/10/2008	1,500	1,497,795
5.75%, 1/14/2008	1,000	997,924

		18,887,725

Other Corporate Obligations — 41.2%
American Express Credit Corp., MTN 5.346%, 3/5/2008(b)	1,000	1,000,000

SHORT TERM INVESTMENTS (continued)	Principal Amount (000)	Value (Note 2)
Caja de Ahorro y Monta de Pirdad de Madrid, SA 5.349%, 8/12/2008	1,000	$1,000,000
Fortis Bank NY 4.79%, 6/30/2008	2,000	1,998,754
Genworth Life Insurance Co. 4.976%, 8/22/2008 (b) (c) (cost: $1,000,000, purchase date 6/25/2007)	1,000	1,000,000
Goldman Sachs Group, MTN 4.899%, 11/14/2008	1,487	1,478,146
HSBC Finance Corp., MTN 4.125%, 3/11/2008	1,113	1,110,677
Irish Life & Permanent PLC, MTN, 144A
4.982%, 8/20/2008	2,000	1,999,936
JP Morgan Chase & Co., MTN
5.218%, 8/11/2008	2,000	2,000,000
Merrill Lynch & Co., MTN
5.036%, 8/22/2008(b)	1,000	998,891
5.168%, 8/14/2008(b)	500	500,000
Morgan Stanley, MTN
5.35%, 10/31/2008(b)	2,000	2,000,000
National City Bank, MTN
5.254%, 4/18/2008	1,000	1,000,128
5.303%, 1/10/2008	1,750	1,750,020
Paccar Financial Corp., MTN
5.204%, 8/12/2008(b)	1,000	1,000,000
Royal Bank of Canada, MTN
5.303%, 9/10/2008(b)	1,000	1,000,000
Skandinaviska Enskilda Banken AB, 144A
5.016%, 8/19/2008(b)	2,000	2,000,000
Wal Mart Stores
4.891%, 6/16/2008	1,000	999,790

		22,836,342

Loan Participation — 1.8%
Cargill, Inc.
4.97%, 1/22/2008	1,000	1,000,000

US Government Agency — 2.6%
Federal Home Loan Bank
4.50%, 12/11/2008	1,420	1,420,000

Repurchase Agreements(d) — 1.8%
Greenwich Capital Market,
4.75%, dated 12/31/2007, due 1/2/2008 in the amount of $997,263 (cost $997,000; the value of the collateral including accrued interest was $1,017,303)	997	997,000

TOTAL INVESTMENTS — 103.1%
(Cost: $57,141,097)		$57,141,097

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-11

STATEMENT OF NET ASSETS

As of December 31, 2007

Value (Note 2)
OTHER ASSETS, LESS LIABILITIES
Cash	$8,215
Interest Receivable	256,673
Receivable for Pending Capital Transactions	3,154
Payable for Securities Purchased	(2,000,000)

OTHER LIABILITIES IN EXCESS OF ASSETS — (3.1)%	(1,731,958)

Net Assets — 100%	$55,409,139

Net Assets, representing:
Equity of Participants —
16,559,557 Accumulation Units at an Accumulation Unit Value of 3.2939	$54,545,809
Equity of the Prudential Insurance Company of America	863,330

$55,409,139

144A	Security was purchased pursuant to Rule 144A under the Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be illiquid.

MTN Medium Term Notes

(a)	Percentage quoted represents yield-to-maturity as of the purchase date.

(b)	Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted. The interest rate given is as of December 31, 2007.

(c)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid securities is $1,000,000. The aggregate value of $1,000,000 represents 1.8% of net assets.

(d)	Repurchase agreement is collateralized by federal agency obligations.

The industry classification of portfolio holdings and other liabilities in excess of assets shown as a percentage on net assets as of December 31, 2007 were as follows:

Foreign Banks	34.3%
Asset Backed Securities	15.3
National Commercial Banks	10.4
Security Brokers and Dealers	8.9
Bank Holding Companies	8.1
Personal Credit Institutions	3.8
State Commercial Banks	3.6
Life Insurance	3.5
Fire Marine Casualty Insurance	2.7
Mortgage Bankers	2.7
Federal Credit Agencies	2.6
Farm Products & Raw Materials	1.8
Financial Services	1.8
Repurchase Agreement	1.8
Variety Stores	1.8

103.1
Other liabilities in excess of assets	(3.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-11

STATEMENT OF OPERATIONS

Year Ended December 31, 2007

INVESTMENT INCOME
Unaffiliated Interest Income	$3,076,569
Total	3,076,569
EXPENSES
Fees Charged to Participants for Investment Management Services	(139,320)
Fees Charged to Participants for Administrative Expenses	(420,122)
Total Expenses	(559,442)
NET INVESTMENT INCOME	2,517,127
Realized Gain on Investment Transactions	885
NET INCREASE IN NET ASSETS FROM OPERATIONS	$2,518,012

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2007	2006
OPERATIONS
Net Investment Income	$2,517,127	$2,488,004
Net Realized Gain (Loss) on Investment Transactions	885	(101)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	2,518,012	2,487,903
CAPITAL TRANSACTIONS
Purchase Payments and Transfers In	9,926,395	13,559,046
Withdrawals and Transfers Out	(15,137,395)	(21,683,680)
Annual Account Charges Deducted from Participants’ Accounts	(29,093)	(34,215)
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(5,240,093)	(8,158,849)
NET INCREASE IN NET ASSETS RESULTING FROM SURPLUS TRANSFERS	440	32,050
TOTAL DECREASE IN NET ASSETS	(2,721,641)	(5,638,896)
NET ASSETS
Beginning of year	58,130,780	63,769,676
End of year	$55,409,139	$58,130,780

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS FOR VCA-11

INCOME PER ACCUMULATION UNIT*

(For an Accumulation Unit outstanding throughout the year)

	Year Ended December 31,
	2007	2006	2005	2004	2003
Investment Income	$.1735	$.1561	$.0985	$.0431	$.0374
Expenses
Investment management fee	(.0080)	(.0077)	(.0071)	(.0072)	(.0073)
Administrative expenses	(.0235)	(.0228)	(.0223)	(.0221)	(.0220)
Net Increase in Accumulation Unit Value	.1420	.1256	.0691	.0138	.0081
Accumulation Unit Value
Beginning of year	3.1519	3.0263	2.9572	2.9434	2.9353
End of year	$3.2939	$3.1519	$3.0263	$2.9572	$2.9434
Total Return**	4.51%	4.15%	2.33%	0.47%	0.28%
Ratio Of Expenses To Average Net Assets***	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio Of Net Investment Income To Average Net Assets***	4.39%	4.06%	2.30%	0.46%	0.28%
Number of Accumulation Units Outstanding
For Participants at end of year (000’s omitted)	16,560	18,183	20,822	24,298	26,594

*	Calculated by accumulating the actual per unit amounts daily.
**	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported. Total returns may reflect adjustments to conform to generally accepted accounting principles.
***	These calculations exclude PICA’s equity in VCA-11.

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO THE FINANCIAL STATEMENTS OF

VCA-11

Note 1:	General

The Prudential Variable Contract Account-11 (VCA-11 or the Account) was established on March 1, 1982 by The Prudential Insurance Company of America (“PICA”) under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. VCA-11 has been designed for use by employers (Contract-holders) in making retirement arrangements on behalf of their employees (Participants). The investment objective of the Account is to realize a high level of current income as is consistent with the preservation of capital and liquidity. Its investments are primarily composed of short-term securities. The ability of the issuers of the securities held by the Account to meet their obligations may be affected by economic developments in a specific state, industry or region. Although variable annuity payments differ according to the investment performance of the Account, they are not affected by mortality or expense experience because PICA assumes the expense risk and the mortality risk under the contracts.

Note 2:	Summary of Significant Accounting Policies

Securities Valuation:    Portfolio securities of VCA-11 are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Accounts’ Committee Members.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains or losses from security transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Net investment income (other than administration fees) is allocated to the Participants and PICA on a daily basis in proportion to their respective ownership or investment in VCA-11.

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Federal Income Taxes:    The operations of VCA-11 are part of, and are taxed with, the operations of PICA. Under the current provisions of the Internal Revenue Code, PICA does not expect to incur federal income taxes on earnings of VCA-11 to the extent the earnings are credited under the Contracts. As a result, the Unit Value of VCA-11 has not been reduced by federal income taxes.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is the Account’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of collateral is marked-to-market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Account may be delayed or limited.

Note 3:	Investment Management Agreement and Charges

The Account has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with management of the Account. PI pays for the services of PIM.

A daily charge, at an effective annual rate of up to 1.00% of the current value of the Participant’s equity in VCA-11, is charged to the Account. Up to three quarters of the charge (0.75%), paid to PICA, is for administrative expenses not provided by the annual account charge, and one quarter (0.25%), paid to PI, is for investment management services. PICA may impose a reduced Administrative Fee where warranted by economies of scale and the expense characteristics of the employer, association or trust to which PICA has issued a contract.

PICA, PI and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

An annual account charge of not more than $30 is deducted from the account of each Participant, if applicable, at the time of withdrawal of the value of all of the Participant’s accounts or at the end of the fiscal year by cancelling Units.

A deferred sales charge is imposed upon that portion of certain withdrawals which represents a return of contributions. The charge is designed to compensate PICA for sales and other marketing expenses. The maximum deferred sales charge is 7% on contributions withdrawn from an account during the first year of participation. After the first year of participation, the maximum deferred sales charge declines by 1% in each subsequent year until it reaches 0% after seven years. No deferred sales charge is imposed upon contributions withdrawn for any reason after seven years. For the years ended December 31, 2007 and December 31, 2006, PICA has advised the Account that it received deferred sales charges of $2,390 and $2,713, respectively, imposed upon certain withdrawals from the Account, respectively.

Note 4:	Unit Transactions

The number of Accumulation Units issued and redeemed for the years ended December 31, 2007 and December 31, 2006, are as follows:

	Year Ended December 31,
	2007	2006
Units issued	3,082,337	4,400,902
Units redeemed	(4,705,477)	(7,040,442)
Net decrease	(1,623,140)	(2,639,540)

Note 5:	Net Increase (Decrease) In Net Assets Resulting From Surplus Transfers

The increase (decrease) in net assets from surplus transfers represents the net increases to/(reductions from) PICA’s investment in the Account. This increase (decrease) includes reserve adjustments for mortality and expense risks assumed by PICA.

Note 6:	Participant Loans

Loans are considered to be withdrawals from the Account from which the loan amount was deducted, though they are not considered a withdrawal from the MEDLEY Program. Therefore, no deferred sales charge is imposed upon them. The principal portion of any loan repayment, however, will be treated as a contribution to the receiving Account for purposes of calculating any deferred sales charge imposed upon any subsequent withdrawal. If the Participant defaults on the loan, for example by failing to make required payments, the outstanding balance of the loan will be treated as a withdrawal for purposes of the deferred sales charge. The deferred sales charge will be withdrawn from the same Accumulation Accounts, and in the same proportions, as the loan amount was withdrawn. If sufficient funds do not remain in those Accumulation Accounts, the deferred sales charge will be withdrawn from the Participant’s other Accumulation Accounts as well.

Withdrawals, transfers and loans from VCA-11 are considered to be withdrawals of contributions until all of the Participant’s contributions to the Account have been withdrawn, transferred or borrowed. No deferred sales charge is imposed upon withdrawals of any amount in excess of contributions.

For the year ended December 31, 2007, $315,056 in participant loans were withdrawn from VCA-11 and $136,553 of principal and interest was repaid to VCA-11. For the year ended December 31, 2006, $239,610 in participant loans were withdrawn from VCA-11 and $131,998 of principal and interest was repaid to VCA-11. Loan repayments are invested in Participant’s account(s) as chosen by the Participant, which may not necessarily be VCA-11. The initial loan proceeds which are being repaid may not necessarily have originated solely from VCA-11. During the year ended December 31, 2007, PICA has advised the Account that it received $4,985 in loan origination fees. The participant loan principal and interest repayments are included in purchase payments and transfers in within the Statement of Changes in Net Assets.

Note 7:	New Accounting Pronouncements

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Committee and Participants of

The Prudential Variable Contract Account-11:

We have audited the accompanying statement of net assets of The Prudential Variable Contract Account-11 (the “Account”) as of December 31, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 2003 were audited by another independent registered public accounting firm, whose report dated February 24, 2004, expressed an unqualified opinion thereon.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2007, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

February 26, 2008

MANAGEMENT OF VCA-10, 11

(Unaudited)

Information pertaining to the Committee Members of VCA-10, 11 is set forth below. Committee Members are not deemed to be “interested persons” of VCA-10, 11 as defined in the Investment Company Act are referred to as “Independent Committee Members.” Committee Members who are deemed to be “interested persons” of VCA-10, 11 are referred to as “Interested Committee Members.” “Fund Complex” consists of VCA-10, 11 and any other investment companies managed by PI.

Name, Address**, and Age	Position with Fund* Term of Office*** Length of Time Served	Number of Portfolios In Fund Complex Overseen by Committee Member	Other Directorships Held by the Committee Member****

Linda W. Bynoe. (55)	Committee Member Since 2005	59	Director of Simon Property Group, Inc. (since May 2003) (real estate investment trust); Anixter International (since January 2006) (communication products distributor); Director of Northern Trust Corporation (since April 2006).

Principal Occupations During Past 5 Years – President and Chief Executive Officer (since March 1995) of Telemat Ltd. (management consulting); formerly Vice President at Morgan Stanley & Co.

David E. A. Carson (73)	Committee Member Since 2003	63	—

Principal Occupations During Past 5 Years – Director (since October 2007) of ICI Mutual Insurance Company; formerly Chairman and Chief Executive Officer of People’s Bank (1988-2000).

Robert E. La Blanc (73)	Committee Member Since 2003	61	Director of CA, Inc. (since 2002) (software company); FiberNet Telecom Group, Inc. (since 2003) (telecom company).

Principal Occupations During Past 5 Years – President (since 1981) of Robert E. La Blanc Associates, Inc. (telecommunications).

Douglas H. McCorkindale (68)	Committee Member Since 2003	59	Director of Continental Airlines, Inc. (since May 1993); Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001).

Principal Occupations During Past 5 Years – Formerly Chairman (February 2001-June 2006), Chief Executive Officer (June 2000-July 2005), President (September 1997-July 2005) and Vice Chairman (March 1984-May 2000) of Gannett Co. Inc. (publishing and media).

Richard A. Redeker (64)	Committee Member Since 2003	60

Principal Occupations During Past 5 Years – Retired Mutual Fund Executive (36 years); Management Consultant; Director of Penn Tank Lines, Inc. (since 1999).

Robin B. Smith (68)	Committee Member Since 2003	61	Formerly Director of BellSouth Corporation (1992-2006).

Principal Occupations During Past 5 Years – Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.

Stephen D. Stoneburn (64)	Committee Member Since 2003	61

Principal Occupations During Past 5 Years – President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc (1975-1989).

Clay T. Whitehead (69)	Committee Member Since 2003	61

Principal Occupations During Past 5 Years – President (since 1983) of YCO (new business development firm).

Interested Committee Members
Name, Address**, and Age	Position with Fund* Term of Office*** Length of Time Served	Number of Portfolios In Fund Complex Overseen by Committee Member	Other Directorships Held by the Committee Member****

Judy A. Rice (60)	President and Committee Member Since 2003	59

Principal Occupations During Past 5 Years – President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (since February 2003) of Prudential Investments LLC; President, Chief Executive Officer and Officer-In-Charge (since April 2003) of Prudential Mutual Fund Services LLC; formerly Vice President (February 1999-April 2006) of Prudential Investment Management Services LLC; formerly President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (May 2003-June 2005) and Director (May 2003-March 2006) and Executive Vice President (June 2005-March 2006) of AST Investment Services, Inc.; Member of Board of Governors of the Investment Company Institute.

*Robert F. Gunia (61)	Vice President Since 1999 and Committee Member Since 2003	149	Vice President and Director (since May 1989); Treasurer (since 1999) of The Asia Pacific Fund, Inc.; Vice President (since January 2007) of The Greater China Fund, Inc.

Principal Occupations During Past 5 Years – Chief Administrative Officer (since September 1999) and Executive Vice President (since December 1996) of Prudential Investments LLC; President (since April 1999) of Prudential Investment Management Services LLC; Executive Vice President (since March 1999) and Treasurer (since May 2000) of Prudential Mutual Fund Services LLC; Chief Administrative Officer, Executive Vice President and Director (since May 2003) of AST Investment Services, Inc. Vice President and Director (since May 1999); Treasurer (since 1999) of The Asia Pacific Fund, Inc. and Vice President (since January 2007) of The Greater China Fund, Inc.

Officers
Name, Address**, and Age	Position with Fund* Term of Office*** Length of Time Served	Principal Occupations During Past 5 Years

Grace C. Torres (48)	Treasurer and Principal Financial and Accounting Officer Since 1997	Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of PI; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of Prudential Annuities Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of AST Investment Services, Inc.

Kathryn L. Quirk (55)	Chief Legal Officer Since 2005	Vice President and Corporate Counsel (since September 2004) of Prudential; Executive Vice President, Chief Legal Officer and Secretary (since July 2005) of PI and Prudential Mutual Fund Services LLC; Vice President and Corporate Counsel (since June 2005) and Secretary (since February 2006) of AST Investment Services, Inc.; formerly Senior Vice President and Assistant Secretary (November 2004-August 2005) of PI; formerly Assistant Secretary (June 2005-February 2006) of AST Investment Services, Inc.; formerly Managing Director, General Counsel, Chief Compliance Officer, Chief Risk Officer and Corporate Secretary (1997-2002) of Zurich Scudder Investments, Inc.

Deborah A. Docs (50)	Secretary Since 2005	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PI; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Jonathan D. Shain (49)	Assistant Secretary Since 2005	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PI; Vice President and Assistant Secretary (since February 2001) of PMFS; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Claudia DiGiacomo (33)	Assistant Secretary Since 2005	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).

John P. Schwartz (36)	Assistant Secretary Since 2006	Vice President and Corporate Counsel (since April 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1997-2005).

Officers
Name, Address**, and Age	Position with Fund* Term of Office*** Length of Time Served	Principal Occupations During Past 5 Years

Timothy J. Knierim (49)	Chief Compliance Officer Since 2007	Chief Compliance Officer of Prudential Investment Management, Inc. (since July 2007); formerly Chief Risk Officer of PIM and PI (2002-2007) and formerly Chief Ethics Officer of PIM and PI (2006-2007).

Valerie M. Simpson (49)	Deputy Chief Compliance Officer Since 2007	Chief Compliance Officer (since April 2007) of PI and AST Investment Services, Inc.; formerly Vice President-Financial Reporting (June 1999-March 2006) for Prudential Life and Annuities Finance.

M. Sadiq Peshimam (44)	Assistant Treasurer Since 2006	Vice President (since 2005) and Director (2000-2005) within Prudential Mutual Fund Administration.

Peter Parrella (49)	Assistant Treasurer Since 2007	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).

Andrew R. French (45)	Assistant Secretary Since 2006	Director and Corporate Counsel (since May 2006) of Prudential; Vice President and Assistant Secretary (since January 2007) of PI; Vice President and Assistant Secretary (since January 2007) of PMFS; formerly Senior Legal Analyst of Prudential Mutual Fund Law Department (1997-2006).

Noreen M. Fierro (43)	Anti-Money Laundering Compliance Officer Since 2006	Vice President, Corporate Compliance (since May 2006) of Prudential; formerly Corporate Vice President, Associate General Counsel (April 2002-May 2005) of UBS Financial Services, Inc., in their Money Laundering Prevention Group; Senior Manager (May 2005-May 2006) of Deloitte Financial Advisory Services, LLP, in their Forensic and Dispute Services, Anti-Money Laundering Group.

* “Interested” Committee Members, as defined in the Investment Company Act, by reason of employment with the Manager (as defined below), and/or the Distributor (as defined below).

** Unless otherwise noted, the address of Committee Members and Officers is c/o: Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102.

*** There is no set term of office for Committee Members and Officers. The Independent Committee Members have adopted a retirement policy, which calls for the retirement of Committee Members on December 31 of the year in which they reach the age of 75. The table shows how long they have served as Committee Member and/or Officer.

**** This column includes only directorships of companies required to register, or file reports with the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Investment Company Act.

The Prudential Series Fund

The following pages represent information on The Prudential Series Fund Portfolios. Returns are at the Portfolio level, not at the Subaccount level.

Each Subaccount of VCA-24 will invest in the corresponding portfolio of The Prudential Series Fund (the “Fund”). Of the portfolios comprising the Fund, seven portfolios are presently available to The MEDLEY Program. The Diversified Bond Subaccount invests in the Diversified Bond Portfolio, the Government Income Subaccount in the Government Income Portfolio, the Conservative Balanced Subaccount in the Conservative Balanced Portfolio, the Flexible Managed Subaccount in the Flexible Managed Portfolio, the Stock Index Subaccount in the Stock Index Portfolio, the Equity Subaccount invests in the Equity Portfolio, and the Global Subaccount in the Global Portfolio.

There is no assurance that the investment objective of the portfolios will be attained, nor is there any guarantee that the amount available to a Participant will equal or exceed the total contributions made on that Participant’s behalf. The value of the investments held in each account may fluctuate daily and is subject to the risks of both changing economic conditions and the selection of investments necessary to meet the Subaccounts’ or Portfolios’ objectives.

Important Note

This information supplements the financial statements and other information included in this Report to Participants in The MEDLEY Program. It highlights the investment performance of the seven portfolios of The Prudential Series Fund which are available through the Prudential Variable Contract Account-24. The rates of return quoted on the following pages reflect deduction of investment management fees and portfolio expenses, but not product charges. They reflect the reinvestment of dividend and capital gains distributions. They are not an estimate or a guarantee of future performance.

Contract unit values increase or decrease based on the performance of the portfolio and when redeemed, may be worth more or less than original cost. Changes in contract values depend not only on the investment performance of the Portfolio but also on the insurance, administrative charges and applicable sales charges, if any, under a contract. These contract charges effectively reduce the dollar amount of any net gains and increase the dollar amount of any net losses.

The Prudential Series Fund, Conservative Balanced Portfolio

Subadvised by:  Prudential Investment Management, Inc., Quantitative Management Associates LLC

December 31, 2007

Investment Manager’s Report

Performance Summary - As of December 31, 2007

Average Annual Total Return Percentages

	1-Year	5-Year	10-Year
Conservative Balanced Portfolio	6.12%	9.24%	5.11%
S&P 500 Index	5.49	12.82	5.91
Conservative Balanced Custom Blended Index	6.10	8.51	6.02
Lipper Mixed Asset Target Allocation Growth Funds Avg.	6.78	10.68	6.02

Portfolio inception: 5/13/1983.

$10,000 INVESTED OVER 10 YEARS

Past performance does not guarantee future returns. Portfolio performance is net of investment fees and fund expenses, but not product charges, which, if included, would significantly lower the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

Unless noted otherwise, Lipper Average and Index returns reflect performance beginning the closest month-end date to the Portfolio’s inception. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

For the year ended December 31, 2007, the Conservative Balanced Portfolio had a total return that was in line with its Blended Index (50% stock, 40% bond, 10% cash) but below the average return of its peer group.

Quantitative Management Associates LLC (QMA) uses its proprietary asset allocation model to construct portfolios that invest in the three major classes of assets — stocks, debt securities, and cash. The latter may also include money market funds, U.S. Treasury bills, and other cash-equivalent securities.

QMA manages the portion of the Portfolio that invests in stocks. The Portfolio performed in line with its Blend Index, helped by its exposure to the stock of a foreign corporation. Foreign stock exposure accounted for about 8% of its assets at the end of the year. Shares of foreign companies are not included in the Blend Index as its equity component, the S&P 500 Index, is composed of shares of companies based in the United States. Foreign stock markets, as measured by the Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index, outperformed the S&P 500 Index in 2007. Much of the rise in the MSCI EAFE Index was attributable to the decline in the value of the U.S. dollar versus the euro. The U.S. dollar weakened as the Federal Reserve repeatedly cut short-term interest rates to stimulate growth in a U.S. economy that had begun to lose steam. At the end of the year, QMA continued to favor investing in stocks over investing in cash equivalent securities.

Prudential Investment Management, Inc. manages the portion of the Portfolio that invests in debt securities and cash. In 2007, that portion of the Portfolio outperformed the Lehman Brothers U.S. Aggregate Bond Index, which is the fixed income component of the Blend Index.

Prudential Investments LLC (PI), an indirect, wholly owned subsidiary of Prudential Financial, Inc., serves as the investment manager for the Fund.

For average and index definitions, refer to the Glossary of Benchmark Definitions page. Investors cannot invest directly in a market index or average. For a complete list of holdings refer to the Schedule of Investments section of this report.

The Prudential Series Fund, Diversified Bond Portfolio

Subadvised by:  Prudential Investment Management, Inc.

December 31, 2007

Investment Manager’s Report

Performance Summary - As of December 31, 2007

Average Annual Total Return Percentages

	1-Year	5-Year	10-Year
Diversified Bond Portfolio	5.71%	5.40%	5.69%
Lehman Brothers U.S Aggregate Bond Index	6.97	4.42	5.97
Lipper VP Intermediate Investment Grade Debt Funds Avg.	6.25	4.39	5.57

Portfolio inception: 5/13/1983.

$10,000 INVESTED OVER 10 YEARS

Past performance does not guarantee future returns. Portfolio performance is net of investment fees and fund expenses, but not product charges, which, if included, would significantly lower the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

Unless noted otherwise, Lipper Average and Index returns reflect performance beginning the closest month-end date to the Portfolio’s inception. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

For the year ended December 31, 2007, the Diversified Bond Portfolio had a total return that was below its benchmark index and the average of its peer group.

The Federal Reserve (the Fed) held monetary policy steady during the first half of the year, but it repeatedly cut short-term interest rates in the second half, as a meltdown in debt securities linked to risky mortgages escalated into a full-fledged credit crisis that threatened the U.S. economic expansion. Investors seeking refuge from turmoil in the financial markets favored highly rated investment grade bonds such as U.S. Treasury securities. Consequently, Treasurys outperformed all other sectors of the U.S. bond market, including federal agency securities, investment-grade corporate bonds, high yield corporate “junk” bonds, residential mortgage-backed securities, commercial mortgage-backed securities, and asset-backed securities, which are backed by underlying pools of assets such as home equity loans and auto loans. Wall Street refers to these debt securities as “spread product” because the difference between their yield and the yield of a comparable Treasury security is called the spread.

The Portfolio underperformed its benchmark index because of its overweight exposure to spread product such as high-quality corporate bonds and asset-backed securities. Its exposure to high yield corporate bonds and emerging market bonds, which are not included in the benchmark, also hurt its relative performance.

The Portfolio’s relative performance benefited from its participation in a type of two-party contract called a credit default swap. Under this contract, the Portfolio paid a fee to the seller of the swap who agreed to pay the Portfolio an amount equal to the face value of certain BBB-rated asset-backed securities backed by home equity loans held by the Portfolio if the securities failed to pay interest and principal. As the subprime mortgage crisis worsened, the credit default swap gained in value, reflecting the growing risk associated with investing in debt securities backed by home equity loans. However, the positive impact from this strategy was partially offset by poor security selection among residential mortgage-backed securities, investment-grade corporate bonds, Treasurys, and emerging market bonds.

Prudential Investments LLC (PI), an indirect, wholly owned subsidiary of Prudential Financial, Inc., serves as the investment manager for the Fund.

For average and index definitions, refer to the Glossary of Benchmark Definitions page. Investors cannot invest directly in a market index or average. For a complete list of holdings refer to the Schedule of Investments section of this report.

The Prudential Series Fund, Equity Portfolio

Subadvised by:  Jennison Associates LLC, ClearBridge Advisors, LLC

December 31, 2007

Investment Manager’s Report

Performance Summary - As of December 31, 2007

Average Annual Total Return Percentages

	1-Year	5-Year	10-Year	Since Inception
Equity Portfolio: Class I	9.32%	14.70%	5.69%	N/A
Equity Portfolio: Class II	8.91	14.25	N/A	3.62%
S&P 500 Index	5.49	12.82	5.91	2.76
Russell 1000® Index	5.77	13.43	6.20	3.29
Lipper Large-Cap Core Funds Avg.	5.78	12.19	5.06	2.57

Portfolio (Class I) inception: 5/13/1983. Portfolio (Class II) inception: 5/4/1999.

$10,000 INVESTED OVER 10 YEARS1

Past performance does not guarantee future returns. Portfolio performance is net of investment fees and fund expenses, but not product charges, which, if included, would significantly lower the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

Unless noted otherwise, Lipper Average and Index returns reflect performance beginning the closest month-end date to the Portfolio’s inception (Class II).

The Russell 1000® Index is a trademark/service mark of the Frank Russell Company. Russell® is a trademark of the Frank Russell Company. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

For the year ended December 31, 2007, the Equity Portfolio had a total return that was above its benchmarks and the average return of its peer group.

Jennison Associates managed half the Portfolio, and ClearBridge Advisors managed the other half. Both portions contributed favorable stock selection, which was the primary reason the Portfolio outperformed its benchmarks for the year. Holdings in the energy sector, the consumer services sector (the media industry), and the technology sector (the electronic equipment and computer hardware industries) boosted the Portfolio’s performance.

The market environment generally favored growth stocks, which outperformed value stocks in 2007. Therefore, the Portfolio’s underweight exposure to stocks with value characteristics such as high dividend yields, low price-to-book ratios, and low price-to-earnings ratios had a slightly positive impact on its relative performance.

Allocation to various sectors of the stock market also had a slightly positive impact on the Portfolio’s performance due to the portion managed by Jennison. Compared to its benchmarks, the Portfolio had an underweight exposure to the financials sector, which was beset by problems as a meltdown in mortgages of less creditworthy borrowers escalated into a full-fledged financial crisis.

Prudential Investments LLC (PI), an indirect, wholly owned subsidiary of Prudential Financial, Inc., serves as the investment manager for the Fund.

[1]

The graph is based on the performance of Class I shares. Performance of Class II shares will be lower due to differences in the fee structure. Class II shares have associated 12b-1 and administrative fees at an annual rate of 0.25% and 0.15% respectively of the average daily net assets of the Class II shares.

For average and index definitions, refer to the Glossary of Benchmark Definitions page. Investors cannot invest directly in a market index or average. For a complete list of holdings, refer to the Schedule of Investments section of this report.

The Prudential Series Fund, Flexible Managed Portfolio

Subadvised by:  Prudential Investment Management, Inc., Quantitative Management Associates, LLC

December 31, 2007

Investment Manager’s Report

Performance Summary - As of December 31, 2007

Average Annual Total Return Percentages

	1-Year	5-Year	10-Year
Flexible Managed Portfolio	6.36%	11.24%	5.08%
S&P 500 Index	5.49	12.82	5.91
Flexible Managed Custom Blended Index	6.08	9.42	6.13
Lipper Mixed Target Allocation Growth Funds Avg.	6.78	10.68	6.02

Portfolio inception: 5/13/1983.

$10,000 INVESTED OVER 10 YEARS

Past performance does not guarantee future returns. Portfolio performance is net of investment fees and fund expenses, but not product charges, which, if included, would significantly lower the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

Unless noted otherwise, Lipper Average and Index returns reflect performance beginning the closest month-end date to the Portfolio’s inception. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

For the year ended December 31, 2007, the Flexible Managed Portfolio had a total return that was above its Blended Index (60% stocks, 35% bonds, 5% cash).

The Portfolio’s stock holdings are actively managed with risk characteristics similar to those of the S&P 500 Index. Its bond holdings are also actively managed and focus on high-grade bonds, relative to the Lehman Brothers Aggregate Bond index. Allocations to these asset classes are managed within a fairly wide range to take advantage of different market conditions. The more bullish management is on the equity market, the more their allocation will favor equities. As management becomes more bearish, allocations to debt and money markets will increase. The portfolio may also contain an allocation to the MSCI EAFE Index, when the managers believe it is warranted.

An overweight position in equities, which performed quite well during the first part of the year, drove the Portfolio’s outperformance relative to its benchmark. Stocks continued an upward trend in the third quarter, with the S&P 500 index rising to new peaks. U.S. exporters within the S&P 500 benefited from a fall in the dollar against the euro. However, a sharp acceleration in home mortgage defaults jolted financial markets. As markets moved downward in the latter part of the year, the S&P 500 index fell from its record highs. While some international markets, mostly those in Europe, were shaken by the ripple effect of the mortgage crisis and credit crunch, foreign markets were able to outpace U.S. returns. As a result, the MSCI EAFE index effectively doubled the return of the S&P 500 index.

The Portfolio’s bond holdings exceeded the returns of its benchmark. Despite underperforming in the fourth quarter, returns were ahead of the benchmark for the overall year. At year-end, the manager continued to favor equities over cash, a positioning that was consistent with its proprietary asset allocation model.

Prudential Investments LLC (PI), an indirect, wholly owned subsidiary of Prudential Financial, Inc., serves as the investment manager for the Fund.

For average and index definitions, refer to the Glossary of Benchmark Definitions page. Investors cannot invest directly in a market index or average. For a complete list of holdings refer to the Schedule of Investments section of this report.

The Prudential Series Fund, Global Portfolio

Subadvised by:  William Blair & Company LLC, LSV Asset Management, Marsico Capital Management, LLC, T. Rowe Price Associates, Inc.

December 31, 2007

Investment Manager’s Report

Performance Summary - As of December 31, 2007

Average Annual Total Return Percentages

	1-Year	5-Year	10-Year
Global Portfolio	10.48%	17.65%	7.81%
MSCI World Index (GD)	9.57	17.53	7.45
Lipper (VIP) Global Growth Funds Avg.	12.32	18.70	8.90

Portfolio inception: 9/19/1988.

$10,000 INVESTED OVER 10 YEARS

Past performance does not guarantee future returns. Portfolio performance is net of investment fees and fund expenses, but not product charges, which, if included, would significantly lower the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

Unless noted otherwise, Lipper Average and Index returns reflect performance beginning the closest month-end date to the Portfolio’s inception. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

For the year ended December 31, 2007, the Global Portfolio outperformed its benchmark, the MSCI World Index, but was below the average of its peer group.

The Portfolio is co-managed by four specialist subadvisers. Marsico Capital Management manages large-cap domestic growth stocks. T. Rowe Price manages large-cap domestic value stocks. William Blair & Company manages international growth stocks. LSV Asset Management manages international value stocks. Each firm is responsible for approximately a quarter of the Portfolio’s assets. We expect this diversified structure to reduce style and risk exposures, so that most of the Portfolio’s variance from its benchmark will be due to its co-managers’ stock selection. The major exception is that William Blair has the flexibility to invest in emerging markets stocks, which are not part of the Portfolio’s benchmark.

During 2007, the Portfolio benefited from an overweight allocation toward international equities, as well as an overweight position to growth stocks within the Portfolio’s domestic equity allocation. In the second half of the year, the market took a turn that favored firms with large capitalizations. This trend picked up steam when a financial crisis tied to risky mortgages sent investors fleeing to shares of companies with consistent earnings growth. As a result, international growth stocks significantly outperformed international value stocks. This was evident in the MSCI EAFE Index (the Index), as value stocks underperformed growth stocks by the widest margin since the EAFE Value and Growth indexes were created.

Accordingly, the portions of the Portfolio that outperformed mostly did so by taking positions in companies exhibiting growth attributes. Positions within specific emerging market countries also augmented performance relative to the Index. The Marsico Large-Cap Growth portion gained from strong stock selection, particularly within the financials, basic materials, telecommunications, and consumer services sectors. The T. Rowe Price Large Cap Value portion was rewarded as growth-oriented stocks outperformed “deep value” companies, as did companies with less debt on their balance sheets, due to the market turmoil related to the mortgage crisis. The William Blair International Growth portion outperformed the Index by a wide margin. The manager’s exposure to emerging markets countries Brazil and China helped to enhance the Portfolio’s value. Additionally, stock selection, particularly within financials, energy, and technology, contributed positively to relative performance.

The LSV International Value portion’s deep value approach and below-benchmark market cap exposure, however, underperformed the Index.

Prudential Investments LLC (PI), an indirect, wholly owned subsidiary of Prudential Financial, Inc., serves as the investment manager for the Fund.

For average and index definitions, refer to the Glossary of Benchmark Definitions page. Investors cannot invest directly in a market index or average. For a complete list of holdings refer to the Schedule of Investments section of this report.

The Prudential Series Fund, Government Income Portfolio

Subadvised by:  Prudential Investment Management, Inc.

December 31, 2007

Investment Manager’s Report

Performance Summary - As of December 31, 2007

Average Annual Total Return Percentages

	1-Year	5-Year	10-Year
Government Income Portfolio	5.70%	3.50%	5.58%
Lehman Brothers Govt. Bond Index	8.66	4.10	5.92
Lipper (VIP) General U.S. Govt. Funds Avg.	7.34	3.72	5.25

Portfolio inception: 5/1/1989.

$10,000 INVESTED OVER 10 YEARS

Past performance does not guarantee future returns. Portfolio performance is net of investment fees and fund expenses, but not product charges, which, if included, would significantly lower the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

Unless noted otherwise, Lipper Average and Index returns reflect performance beginning the closest month-end date to the Portfolio’s inception. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

For the year ended December 31, 2007, the Government Income Portfolio had a total return that was below its benchmark index and the average of its peer group.

The Federal Reserve (the Fed) held monetary policy steady during the first half of the year, but it repeatedly cut short-term interest rates in the second half, as a meltdown in debt securities linked to risky mortgages escalated into a full-fledged credit crisis that threatened the U.S. economic expansion. Investors seeking refuge from turmoil in the financial markets favored highly rated investment grade bonds such as U.S. Treasury securities. Consequently, Treasurys outperformed all other sectors of the U.S. bond market, including federal agency securities, investment-grade corporate bonds, high yield corporate “junk” bonds, residential mortgage-backed securities, commercial mortgage-backed securities, and asset-backed securities. The latter pay interest based upon the cash flow of an underlying pool of assets such as home equity loans, automobile loans, or credit card receivables. Wall Street refers to these types of debt securities as “spread product” because the difference between their yield and the yield of a comparable Treasury security is called the spread.

Three key factors caused the Portfolio to underperform its benchmark index. The first was its exposure to spread product, including federal agency securities, residential mortgage-backed securities, investment-grade corporate bonds, and emerging market bonds. The second was its strategy concerning the yield curve, a graph that depicts the relationship between yields on short- and long-term bonds. The slope of the U.S. yield curve became steeper in response to the Fed’s rate cuts. Therefore, Prudential Investment Management’s strategy that anticipated a flatter yield curve detracted from the Portfolio’s relative performance. The third factor was poor security selection among Treasurys, residential mortgage-backed securities, emerging market bonds, and swap transactions. However, this was partially offset by favorable security selection among federal agency securities, investment-grade corporate bonds, AAA-rated asset-backed securities, and AAA-rated commercial mortgage-backed securities.

Prudential Investments LLC (PI), an indirect, wholly owned subsidiary of Prudential Financial, Inc., serves as the investment manager for the Fund.

For average and index definitions, refer to the Glossary of Benchmark Definitions page. Investors cannot invest directly in a market index or average. For a complete list of holdings refer to the Schedule of Investments section of this report.

The Prudential Series Fund, Stock Index Portfolio

Subadvised by:  Prudential Investment Management, Inc., Quantitative Management Associates LLC

December 31, 2007

Investment Manager’s Report

Performance Summary - As of December 31, 2007

Average Annual Total Return Percentages

	1-Year	5-Year	10-Year
Stock Index Portfolio	5.10%	12.44%	5.65%
S&P 500 Index	5.49	12.82	5.91
Lipper (VIP) S&P 500 Index Objective Funds Avg.	5.12	12.39	5.59

Portfolio inception: 10/19/1987.

$10,000 INVESTED OVER 10 YEARS

Past performance does not guarantee future returns. Portfolio performance is net of investment fees and fund expenses, but not product charges, which, if included, would significantly lower the performance quoted. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

Unless noted otherwise, Lipper Average and Index returns reflect performance beginning the closest month-end date to the Portfolio’s inception. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

For the year ended December 31, 2007, the Stock Index Portfolio had a total return that was below the S&P 500 Index (the Index) and in line with the average return of its peer group. The average index fund based on the Index generally trails the Index primarily because funds have fees and expenses that indexes do not have.

The Index posted a total return for 2007 that was below its historical average, and sector returns varied widely. The strongest performing sectors in the Index were energy, materials, utilities, information technology, and consumer staples, all of which posted double-digit gains for the year. The industrials, healthcare, and telecommunications services sectors posted single-digit gains. The energy sector benefited as supply and demand factors coupled with political developments in oil-rich regions helped boost crude oil to nearly $100 a barrel in 2007. Industries in the materials sector benefited from the voracious appetite for raw materials in emerging market nations. Concern that the U.S. economy will soon tumble into a recession helped less cyclical sectors such as utilities and consumer staples, which tend to do relatively well during economically challenging times.

The weakest sectors in the Index were more vulnerable to economic woes in the United States, particularly the troubled housing and mortgage industries. The financials sector registered the largest decline in 2007, as some prominent banks and Wall Street firms took multibillion dollar write-downs on securities linked to risky mortgages. Consumer discretionary was the other sector that posted a loss, as shares of homebuilders, retailers, auto manufacturers, and others were hard hit by the housing industry problems and recession fears.

Although the Index finished the year in the black, it declined during the fourth quarter of 2007, which is a time of year when share prices tend to gain. The fourth-quarter decline resulted in a modest return in 2007 for the Index and the Stock Index Portfolio.

Prudential Investments LLC (PI), an indirect, wholly owned subsidiary of Prudential Financial, Inc., serves as the investment manager for the Fund.

For average and index definitions, refer to the Glossary of Benchmark Definitions page. Investors cannot invest directly in a market index or average. For a complete list of holdings refer to the Schedule of Investments section of this report.

The Prudential Series Fund

Fees and Expenses — unaudited

December 31, 2007

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2007 through December 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolios		Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period

Conservative Balanced (Class I)	Actual	$1,000.00	$1,014.30	0.59%	$3.00
	Hypothetical	$1,000.00	$1,022.23	0.59%	$3.01
Diversified Bond (Class I)	Actual	$1,000.00	$1,042.80	0.44%	$2.27
	Hypothetical	$1,000.00	$1,022.99	0.44%	$2.24
Equity (Class I)	Actual	$1,000.00	$1,014.90	0.46%	$2.34
	Hypothetical	$1,000.00	$1,022.89	0.46%	$2.35
Equity (Class II)	Actual	$1,000.00	$1,012.90	0.86%	$4.36
	Hypothetical	$1,000.00	$1,020.87	0.86%	$4.38
Flexible Managed (Class I)	Actual	$1,000.00	$1,005.00	0.63%	$3.18
	Hypothetical	$1,000.00	$1,022.03	0.63%	$3.21
Global (Class I)	Actual	$1,000.00	$1,017.20	0.82%	$4.17
	Hypothetical	$1,000.00	$1,021.07	0.82%	$4.18
Government Income (Class I)	Actual	$1,000.00	$1,049.60	0.55%	$2.84
	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80
Stock Index (Class I)	Actual	$1,000.00	$ 984.70	0.36%	$1.80
	Hypothetical	$1,000.00	$1,023.39	0.36%	$1.84

*	Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended December 31, 2007, and divided by the 365 days in each Portfolio’s fiscal year ended December 31, 2007 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

CONSERVATIVE BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS	December 31, 2007

LONG-TERM INVESTMENTS — 87.3%		Value (Note 2)
COMMON STOCKS — 51.4%	Shares

Aerospace & Defense — 1.3%
Boeing Co.	73,200	$6,402,072
European Aeronautic Defence and Space Co. (Netherlands)	19,108	609,862
General Dynamics Corp.	37,400	3,328,226
Goodrich Corp.	11,300	797,893
Honeywell International, Inc.	70,912	4,366,052
L-3 Communications Holdings, Inc.	11,600	1,228,904
Lockheed Martin Corp.	33,300	3,505,158
Northrop Grumman Corp.	33,362	2,623,588
Precision Castparts Corp.	13,400	1,858,580
Raytheon Co.	41,300	2,506,910
Rockwell Collins, Inc.	15,400	1,108,338
United Technologies Corp.	90,600	6,934,524

		35,270,107

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	15,900	860,508
Expeditors International of Washington, Inc.	19,600	875,728
FedEx Corp.	27,500	2,452,175
TNT Post Group N.V.	11,504	475,149
United Parcel Service, Inc.	95,900	6,782,048

		11,445,608

Airlines — 0.1%
Air France KLM (France)	13,091	460,310
British Airways PLC (United Kingdom)(a)	11,347	69,964
Deutsche Lufthansa AG (Germany)	16,946	450,674
Japan Airlines Corp. (Japan)	27,000	61,229
Qantas Airways Ltd. (Australia)	229,453	1,090,210
Southwest Airlines Co.	70,800	863,761

		2,996,148

Auto Components — 0.2%
Aisin Seiki Co. Ltd. (Japan)	21,100	873,588
Bridgestone Corp. (Japan)	36,000	635,581
Denso Corp. (Japan)	14,700	598,205
Goodyear Tire & Rubber Co. (The)(a)(b)	19,500	550,290
Johnson Controls, Inc.	54,600	1,967,783
Rieter Holding AG (Switzerland)	239	105,551
Tokai Rika Co. Ltd. (Japan)	13,100	403,885
Toyota Industries Corp. (Japan)	11,300	458,145

		5,593,028

Automobiles — 0.4%
Daimler AG (Germany)	11,444	1,107,808
Fiat SpA (Italy)	29,473	762,712
Ford Motor Co.(a)(b)	178,995	1,204,636
General Motors Corp.(b)	53,791	1,338,858
Harley-Davidson, Inc.	23,100	1,079,001
Honda Motor Co. Ltd. (Japan)	12,800	422,846
Nissan Motor Co. Ltd. (Japan)	18,200	198,644
Peugeot SA (France)	15,551	1,178,881
Renault SA (France)	4,890	693,567
Toyota Motor Corp. (Japan)	62,400	3,323,343
Volkswagen AG (Germany)	581	132,880

		11,443,176

Beverages — 1.1%
Anheuser-Busch Cos., Inc.	68,500	3,585,290
Brown-Forman Corp. (Class B Stock)	7,700	570,647

SEE NOTES TO FINANCIAL STATEMENTS.

A1

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

COMMON STOCKS (continued)	Shares	Value (Note 2)
Beverages (continued)

Carlsberg A/S (Denmark)	4,450	$538,357
Coca-Cola Co. (The)	181,800	11,157,066
Coca-Cola Enterprises, Inc.(b)	25,400	661,162
Coca-Cola Hellenic Bottling Co. SA (Greece)	11,018	476,823
Coca-Cola West Japan Co. Ltd. (Japan)	33,400	737,379
Constellation Brands, Inc.(a)(b)	19,100	451,524
Molson Coors Brewing Co. (Class B Stock)(b)	13,000	671,060
Pepsi Bottling Group, Inc.	11,600	457,736
PepsiCo, Inc.	148,530	11,273,428

		30,580,472

Biotechnology — 0.5%
Amgen, Inc.(a)	100,660	4,674,650
Biogen Idec, Inc.(a)	27,190	1,547,655
Celgene Corp.(a)	35,000	1,617,350
CSL Ltd. (Australia)	25,269	800,519
Genzyme Corp.(a)	23,300	1,734,452
Gilead Sciences, Inc.(a)	85,800	3,947,658

		14,322,284

Building Products — 0.2%
Asahi Glass Co. Ltd. (Japan)	54,000	714,171
Cie de Saint-Gobain (France)	11,886	1,120,704
Masco Corp.	34,800	752,028
Nippon Sheet Glass Co. Ltd. (Japan)	163,000	822,831
Sanwa Shutter Corp. (Japan)	29,000	142,374
Trane, Inc.	16,300	761,373

		4,313,481

Capital Markets — 1.7%
3i Group PLC	9,786	195,385
American Capital Strategies Ltd.(b)	16,000	527,360
Ameriprise Financial, Inc.	22,620	1,246,588
Bank of New York Mellon Corp. (The)	105,758	5,156,760
Bear Stearns Cos., Inc. (The)(b)	10,616	936,862
Charles Schwab Corp. (The)	88,550	2,262,453
Credit Suisse Group (Switzerland)	33,126	1,992,563
Deutsche Bank AG (Germany)	15,824	2,070,166
E*Trade Financial Corp.(a)(b)	41,500	147,325
Federated Investors, Inc. (Class B Stock)	9,000	370,440
Franklin Resources, Inc.	15,200	1,739,336
Goldman Sachs Group, Inc.(b)	37,800	8,128,890
Investec PLC (United Kingdom)	29,721	266,380
Janus Capital Group, Inc.(b)	19,800	650,430
Legg Mason, Inc.	11,900	870,485
Lehman Brothers Holdings, Inc.(b)	48,600	3,180,384
Macquarie Group Ltd. (Australia)	4,941	330,589
Merrill Lynch & Co., Inc.(b)	82,300	4,417,864
Morgan Stanley	96,780	5,139,986
Northern Trust Corp.(b)	17,300	1,324,834
State Street Corp.	35,500	2,882,600
T. Rowe Price Group, Inc.	24,600	1,497,648
UBS AG (Switzerland)	15,427	714,017

		46,049,345

SEE NOTES TO FINANCIAL STATEMENTS.

A2

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

COMMON STOCKS (continued)	Shares	Value (Note 2)

Chemicals — 1.0%
Air Products and Chemicals, Inc.	20,100	$1,982,463
Altana AG (Germany)	10,180	247,069
Ashland, Inc.	4,500	213,435
BASF AG (Germany)	8,845	1,309,480
Daicel Chemical Industries Ltd. (Japan)	12,000	71,757
Dainippon Ink & Chemicals, Inc. (Japan)	91,000	453,683
Dow Chemical Co. (The)	87,431	3,446,530
E. I. Du Pont de Nemours & Co.	84,620	3,730,896
Eastman Chemical Co.	7,400	452,066
Ecolab, Inc.	16,100	824,481
Hercules, Inc.	11,500	222,525
International Flavors & Fragrances, Inc.	8,300	399,479
Koninklijke DSM NV (Netherlands)	23,520	1,111,747
Kuraray Co. Ltd. (Japan)	53,000	639,409
Mitsubishi Chemical Holdings Corp. (Japan)	131,000	999,488
Mitsubishi Gas Chemical Co., Inc. (Japan)	31,000	301,573
Mitsui Chemicals, Inc. (Japan)	8,000	51,935
Monsanto Co.	50,494	5,639,674
Nippon Shokubai Co. Ltd. (Japan)	24,000	229,967
PPG Industries, Inc.	15,500	1,088,565
Praxair, Inc.	28,300	2,510,493
Rohm & Haas Co.(b)	11,611	616,196
Shin-Etsu Chemical Co. Ltd. (Japan)	2,200	136,821
Sigma-Aldrich Corp.	12,000	655,200
Zeon Corp. (Japan)	23,000	137,195

		27,472,127

Commercial Banks — 2.5%
Allied Irish Banks PLC (Ireland)	8,599	197,019
Alpha Bank AE (Greece)	27,684	1,007,839
Australia & New Zealand Banking Group Ltd. (Australia)	4,867	116,474
Banco Bilbao Vizcaya Argentaria SA (Spain)	93,717	2,296,441
Banco BPI SA (Portugal)	29,904	234,346
Banco Espirito Santo SA (Portugal)	46,470	1,019,124
Banco Popolare Scarl (Italy)(a)	5,772	127,935
Banco Santander Central Hispano SA (Spain)	151,989	3,286,573
Barclay’s PLC (United Kingdom)	85,086	853,638
BB&T Corp.(b)	53,100	1,628,577
BNP Paribas (France)	21,683	2,352,899
Chiba Bank Ltd. (The) (Japan)	24,000	193,113
Comerica, Inc.	15,200	661,656
Commerce Bancorp, Inc.	16,700	636,938
Commerzbank AG (Germany)	35,915	1,380,478
Commonwealth Bank of Australia (Australia)	6,069	312,910
Credit Agricole SA (France)	4,328	145,981
Danske Bank A/S (Denmark)	31,080	1,217,288
Dexia (Belgium)	42,152	1,061,858
DNB NOR ASA (Norway)	81,400	1,244,270
EFG Eurobank Ergasias (Greece)	1,964	69,145
Fifth Third Bancorp	55,221	1,387,704
First Horizon National Corp.(b)	13,600	246,840
Hachijuni Bank Ltd. (The) (Japan)	12,000	80,628
HBOS PLC (United Kingdom)	81,542	1,193,036
HSBC Holdings PLC (United Kingdom)	120,067	2,012,430
Huntington Bancshares, Inc.	41,936	618,975
Hypo Real Estate Holding AG (Germany)	17,708	939,549
Intesa Sanpaolo SpA (Italy)	44,757	354,015
Jyske Bank A/S (Denmark)(a)	1,475	116,264
KeyCorp	37,100	869,995

SEE NOTES TO FINANCIAL STATEMENTS.

A3

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

COMMON STOCKS (continued)	Shares	Value (Note 2)

Commercial Banks (continued)
Lloyds TSB Group PLC (United Kingdom)	60,232	$565,919
M&T Bank Corp.	8,300	677,031
Marshall & Ilsley Corp.(b)	24,900	659,352
Mitsubishi Financial Group, Inc. (Japan)	17,900	168,796
National Australia Bank Ltd. (Australia)	9,565	315,066
National Bank of Greece SA (Greece)	2,435	167,253
National City Corp.(b)	59,900	985,954
Nishi-Nippon City Bank Ltd. (The) (Japan)	16,000	39,629
PNC Financial Services Group, Inc.	32,000	2,100,800
Regions Financial Corp.(b)	70,203	1,660,301
Royal Bank of Scotland Group PLC (United Kingdom)	221,819	1,960,499
Skandinaviska Enskilda Banken AB (Class A Stock) (Sweden)	23,400	599,192
Societe Generale (France)	6,767	978,785
Sumitomo Mitsui Financial Group, Inc. (Japan)	99	732,628
SunTrust Banks, Inc.	33,000	2,062,170
Svenska Handelbanken (Class A Stock) (Sweden)	27,900	893,567
Swedbank AB (Class A Stock) (Sweden)	1,900	53,797
Sydbank A/S (Denmark)	3,072	132,065
Synovus Financial Corp.(b)	29,750	716,380
U.S. Bancorp	159,085	5,049,357
UniCredito Italiano SpA (Italy)	193,178	1,604,239
Wachovia Corp.(b)	181,640	6,907,768
Wells Fargo & Co.	308,500	9,313,614
Westpac Banking Corp. (Australia)	28,463	692,134
Zions Bancorporation	11,350	529,932

		67,430,166

Commercial Services & Supplies — 0.2%
Allied Waste Industries, Inc.(a)(b)	26,400	290,928
Avery Dennison Corp.	9,100	483,574
Cintas Corp.(b)	11,200	376,544
Downer EDI Ltd.	114,678	538,535
Equifax, Inc.	13,700	498,132
Michael Page International PLC (United Kingdom)	27,692	158,757
Monster Worldwide, Inc.(a)	13,100	424,440
Pitney Bowes, Inc.	21,600	821,664
Robert Half International, Inc.	15,500	419,120
RR Donnelley & Sons Co.	19,500	735,930
Waste Management, Inc.	48,542	1,585,867

		6,333,491

Communications Equipment — 1.3%
Ciena Corp.(a)(b)	9,142	311,834
Cisco Systems, Inc.(a)	560,200	15,164,613
Corning, Inc.	141,900	3,404,181
JDS Uniphase Corp.(a)(b)	14,075	187,198
Juniper Networks, Inc.(a)	51,500	1,709,800
Motorola, Inc.(b)	207,225	3,323,889
Nokia Corp. (Finland)	91,855	3,561,552
QUALCOMM, Inc.	152,900	6,016,615
Tellabs, Inc.(a)(b)	45,800	299,532

		33,979,214

SEE NOTES TO FINANCIAL STATEMENTS.

A4

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

COMMON STOCKS (continued)	Shares	Value (Note 2)

Computers & Peripherals — 2.0%
Apple, Inc.(a)	80,300	$15,905,823
Dell, Inc.(a)	206,600	5,063,766
EMC Corp.(a)	191,550	3,549,422
Hewlett-Packard Co.	239,548	12,092,383
International Business Machines Corp.(b)	126,800	13,707,080
Lexmark International, Inc.(a)(b)	9,833	342,778
Network Appliance, Inc.(a)	38,800	968,448
QLogic Corp.(a)	16,600	235,720
SanDisk Corp.(a)(b)	19,500	646,815
Sun Microsystems, Inc.(a)(b)	81,575	1,478,955
Teradata Corp.(a)	17,600	482,416
Toshiba Corp. (Japan)	12,000	88,560
Wincor Nixdorf AG (Germany)	2,194	207,477

		54,769,643

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	12,580	747,660
COMSYS Holdings Corp. (Japan)	34,000	276,741
Fluor Corp.	8,100	1,180,332
Jacobs Engineering Group, Inc.(a)(b)	10,000	956,100
JGC Corp. (Japan)	6,000	102,877
YIT OYJ (Finland)	5,508	120,714

		3,384,424

Construction Materials — 0.1%
Cimpor Cimentos de Portugal SGPS SA (Portugal)	14,789	129,734
Holcim Ltd. (Switzerland)	7,861	842,238
Italcementi SpA (Italy)	5,480	117,216
Lafarge SA (France)	9,406	1,712,132
Vulcan Materials Co.	9,100	719,719

		3,521,039

Consumer Finance — 0.4%
American Express Co.	108,800	5,659,776
Capital One Financial Corp.(b)	38,761	1,831,845
Discover Financial Services	42,740	644,519
SLM Corp.(b)	41,900	843,866
Takefuji Corp. (Japan)	17,860	428,972

		9,408,978

Containers & Packaging
Ball Corp.	10,000	450,000
Bemis Co.	11,300	309,394
Pactiv Corp.(a)	10,900	290,267
Sealed Air Corp.	13,200	305,448

		1,355,109

Distributors — 0.1%
Genuine Parts Co.	15,200	703,760
Li & Fung Ltd. (Hong Kong)	62,000	247,177
Pacific Brands Ltd. (Australia)	220,957	627,502

		1,578,439

Diversified Consumer Services — 0.1%
Apollo Group, Inc.(a)(b)	13,000	911,950
H&R Block, Inc.(b)	29,100	540,387

		1,452,337

Diversified Financial Services — 2.1%
Babcock & Brown Ltd. (Australia)	5,925	139,370
Bank of America Corp.	408,238	16,843,899

SEE NOTES TO FINANCIAL STATEMENTS.

A5

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

COMMON STOCKS (continued)	Shares	Value (Note 2)

Diversified Financial Services (continued)
Challenger Financial Services Group Ltd. (Australia)	52,584	$227,769
CIT Group, Inc.(b)	19,000	456,570
Citigroup, Inc.(b)	463,258	13,638,316
CME Group, Inc.	4,990	3,423,140
Fortis (Belgium)	34,966	920,709
Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	34,000	953,149
ING Groep NV (Netherlands)	51,545	2,015,920
IntercontinentalExchange, Inc.(a)	6,100	1,174,250
JPMorgan Chase & Co.	313,201	13,671,224
Leucadia National Corp.(b)	14,600	687,660
Moody’s Corp.(b)	21,100	753,270
NYSE Euronext	23,800	2,088,926
OKO Bank PLC (Finland)	22,256	425,290
Singapore Exchange Ltd. (Singapore)	71,000	650,398

		58,069,860

Diversified Telecommunication Services — 1.7%
AT&T, Inc.	562,168	23,363,702
Belgacom SA (Belgium)	22,824	1,125,900
BT Group PLC (United Kingdom)	126,583	687,266
CenturyTel, Inc.	10,400	431,184
Citizens Communications Co.	31,000	394,630
Embarq Corp.	14,343	710,409
France Telecom SA (France)	42,304	1,522,763
Nippon Telegraph & Telephone Corp. (Japan)	88	437,442
Qwest Communications International, Inc.(a)(b)	151,257	1,060,312
Swisscom AG (Switzerland)	1,076	420,079
Tele2 AB (Class B Stock) (Sweden)	33,600	673,227
Telecom Corp. of New Zealand Ltd. (New Zealand)	99,674	332,965
Telecom Italia SpA (Italy)	38,827	120,630
Telecom Italia SpA (Italy)	534,665	1,271,058
Telefonica SA (Spain)	37,323	1,212,505
Verizon Communications Group, Inc.(b)	265,176	11,585,539
Windstream Corp.	45,857	597,058

		45,946,669

Electric Utilities — 1.2%
Allegheny Energy, Inc.	14,900	947,789
American Electric Power Co., Inc.	36,160	1,683,610
CLP Holdings Ltd. (Hong Kong)	71,500	485,772
Duke Energy Corp.	112,824	2,275,660
E.ON AG (Germany)	16,525	3,517,998
Edison International	29,800	1,590,426
Enel SpA (Italy)	94,789	1,127,401
Entergy Corp.	18,200	2,175,264
Exelon Corp.	62,474	5,100,378
FirstEnergy Corp.	27,401	1,982,188
FPL Group, Inc.	38,000	2,575,640
Hong Kong Electric Holdings (Hong Kong)	20,000	114,457
Pepco Holdings, Inc.	15,800	463,414
Pinnacle West Capital Corp.	9,700	411,377
PPL Corp.	36,000	1,875,240
Progress Energy, Inc.	24,583	1,190,555
Public Power Corp. SA (Greece)	6,658	350,436
Scottish & Southern Energy PLC (United Kingdom)	6,522	212,657
Southern Co. (The)	69,500	2,693,125
Union Fenosa SA (Spain)	13,943	941,601

		31,714,988

SEE NOTES TO FINANCIAL STATEMENTS.

A6

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

COMMON STOCKS (continued)	Shares	Value (Note 2)

Electrical Equipment — 0.4%
ABB Ltd. (Switzerland)	48,358	$1,393,312
Alstom (France)	2,486	534,295
Cooper Industries Ltd.	17,400	920,112
Emerson Electric Co.	72,200	4,090,852
Hitachi Cable Ltd. (Japan)	48,000	283,252
Rockwell Automation, Inc.	16,200	1,117,152
Schneider Electric SA (France)	8,148	1,104,079
Sumitomo Electric Industries Ltd. (Japan)	13,700	216,070
Vestas Wind Systems A/S (Denmark)(a)	5,042	545,717

		10,204,841

Electronic Equipment & Instruments — 0.2%
Agilent Technologies, Inc.(a)	35,314	1,297,436
FUJIFILM Holdings Corp. (Japan)	2,400	100,453
Hitachi Ltd. (Japan)	46,000	341,750
Jabil Circuit, Inc.	21,600	329,832
Kyocera Corp. (Japan)	2,500	220,936
Molex, Inc.	11,700	319,410
Omron Corp. (Japan)	28,800	678,050
Tyco Electronics Ltd. (Bermuda)	46,315	1,719,677
Venture Manufacturing Ltd. Corp. (Singapore)	13,000	114,018

		5,121,562

Energy Equipment & Services — 1.2%
B.J. Services Co.	26,500	642,890
Baker Hughes, Inc.(b)	29,150	2,364,065
ENSCO International, Inc.	13,500	804,870
Halliburton Co.	85,500	3,241,305
Nabors Industries Ltd. (Bermuda)(a)	24,500	671,055
National Oilwell Varco, Inc.(a)(b)	33,600	2,468,256
Noble Corp.	25,200	1,424,052
Rowan Cos., Inc.(b)	8,200	323,572
Schlumberger Ltd.	109,000	10,722,330
Smith International, Inc.	17,900	1,321,915
Transocean, Inc.	28,247	4,043,558
Weatherford International Ltd.(a)	30,500	2,092,300
WorleyParsons Ltd. (Australia)	37,735	1,699,939

		31,820,107

Exchange Traded Fund
Ishares Msci Eafe Index Fund	4,400	345,400

Food & Staples Retailing — 1.2%
Casino GuichardPerrachon SA (France)	7,748	842,689
Circle K Sunkus Co. Ltd. (Japan)	5,100	75,383
Costco Wholesale Corp.	40,000	2,790,400
CVS Corp.	135,248	5,376,108
FamilyMart Co. Ltd. (Japan)	5,100	159,704
Koninklijke Ahold NV (Netherlands)	4,470	62,282
Kroger Co. (The)	65,846	1,758,747
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	4,300	104,695
Safeway, Inc.	40,100	1,371,821
Supervalu, Inc.	20,010	750,775
Sysco Corp.	56,100	1,750,881
UNY Co. Ltd.	42,000	354,764
Walgreen Co.(b)	93,100	3,545,248
Wal-Mart Stores, Inc.(b)	220,800	10,494,624
Wesfarmers Ltd. (Australia)(a)	2,092	74,761

SEE NOTES TO FINANCIAL STATEMENTS.

A7

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

COMMON STOCKS (continued)	Shares	Value (Note 2)

Food & Staples Retailing (continued)
Whole Foods Market, Inc.(b)	14,100	$575,280
Woolworths Ltd. (Australia)	52,604	1,560,025

		31,648,187

Food Products — 0.9%
Archer-Daniels-Midland Co.	57,126	2,652,360
Campbell Soup Co.	20,700	739,611
ConAgra Foods, Inc.	47,300	1,125,267
Danisco A/S (Denmark)	3,150	223,277
Dean Foods Co.	12,000	310,320
East Asiatic Co. Ltd. A/S (Denmark)	8,500	662,494
Futuris Corp. Ltd. (Australia)	100,391	188,315
General Mills, Inc.	29,400	1,675,800
Goodman Fielder Ltd.	505,016	834,865
H.J. Heinz Co.	28,000	1,307,040
Hershey Co. (The)(b)	15,300	602,820
Kellogg Co.(b)	24,400	1,279,292
Kraft Foods, Inc.	144,053	4,700,449
McCormick & Co., Inc.	11,000	417,010
Nestle SA (Class B Stock) (Switzerland)	4,773	2,192,254
Sara Lee Corp.	68,000	1,092,080
Tyson Foods, Inc. (Class A Stock)(b)	22,700	347,991
Unilever NV (Netherlands)	19,389	712,946
Unilever PLC (United Kingdom)	37,773	1,421,112
Wilmar International Ltd. (Singapore)	228,000	847,230
WM Wrigley Jr. Co.	20,000	1,171,000

		24,503,533

Gas Utilities — 0.1%
Gas Natural SDG SA (Spain)	7,157	418,766
Nicor, Inc.	4,600	194,810
Questar Corp.	15,200	822,320

		1,435,896

Healthcare Equipment & Supplies — 0.8%
Baxter International, Inc.	58,900	3,419,145
Becton Dickinson & Co.	22,400	1,872,192
Boston Scientific Corp.(a)(b)	114,967	1,337,066
C.R. Bard, Inc.	9,100	862,680
Covidien Ltd. (Bermuda)	46,315	2,051,291
Hospira, Inc.(a)	12,560	535,558
Medtronic, Inc.	103,600	5,207,973
Olympus Corp. (Japan)	15,000	611,325
St. Jude Medical, Inc.(a)	31,200	1,267,968
Stryker Corp.	21,700	1,621,424
Varian Medical Systems, Inc.(a)	11,600	605,056
Zimmer Holdings, Inc.(a)	22,500	1,488,375

		20,880,053

Healthcare Providers & Services — 1.1%
Aetna, Inc.	46,500	2,684,445
AmerisourceBergen Corp.	18,600	834,582
Cardinal Health, Inc.	34,250	1,977,938
Cigna Corp.	28,400	1,525,932
Coventry Health Care, Inc.(a)	13,950	826,538
Express Scripts, Inc.(a)	26,300	1,919,900
Humana, Inc.(a)(b)	15,900	1,197,429
Laboratory Corp. of America Holdings(a)(b)	11,200	845,936
McKesson Corp.	26,930	1,764,184

SEE NOTES TO FINANCIAL STATEMENTS.

A8

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

COMMON STOCKS (continued)	Shares	Value (Note 2)

Healthcare Providers & Services (continued)
Medco Health Solutions, Inc.(a)(b)	24,749	$2,509,549
Parkway Holdings Ltd. (Singapore)	78,000	211,969
Patterson Cos., Inc.(a)(b)	10,000	339,500
Quest Diagnostics, Inc.(b)	15,100	798,790
Suzuken Co. Ltd. (Japan)	10,900	387,979
Tenet Healthcare Corp.(a)(b)	44,600	226,568
UnitedHealth Group, Inc.	121,700	7,082,939
WellPoint, Inc.(a)	54,600	4,790,058

		29,924,236

Healthcare Technology
IMS Health, Inc.	17,200	396,288

Hotels, Restaurants & Leisure — 0.6%
Carnival Corp.	41,400	1,841,886
Darden Restaurants, Inc.(b)	13,050	361,616
Enterprise Inns PLC (United Kingdom)	29,615	287,095
Harrah’s Entertainment, Inc.	17,500	1,553,125
International Game Technology	29,300	1,287,149
Marriott International, Inc. (Class A Stock)	30,300	1,035,654
McDonald’s Corp.(b)	108,900	6,415,299
OPAP SA (Greece)	2,290	91,805
Starbucks Corp.(a)	67,300	1,377,631
Starwood Hotels & Resorts Worldwide, Inc.	18,000	792,540
Wendy’s International, Inc.	9,600	248,064
Wyndham Worldwide Corp.	16,420	386,855
Yum! Brands, Inc.	48,200	1,844,614

		17,523,333

Household Durables — 0.3%
Barratt Developments PLC (United Kingdom)	34,117	309,346
Bellway PLC (United Kingdom)	7,664	127,159
Black & Decker Corp.	6,900	480,585
Bovis Homes Group PLC (United Kingdom)	7,894	96,797
Centex Corp.	8,700	219,762
D.R. Horton, Inc.(b)	23,700	312,129
Fortune Brands, Inc.	14,000	1,013,040
Harman International Industries, Inc.	6,400	471,744
KB Home(b)	5,700	123,120
Leggett & Platt, Inc.	14,800	258,112
Lennar Corp.(b)	13,300	237,937
Matsushita Electric Industrial Co. Ltd. (Japan)	25,000	512,272
Newell Rubbermaid, Inc.	26,414	683,594
Pulte Homes, Inc.	16,100	169,694
Sekisui Chemical Co. Ltd. (Japan)	108,000	721,391
Sekisui House Ltd. (Japan)	90,000	961,953
Snap-On, Inc.	4,900	236,376
Stanley Works (The)	7,900	382,992
Taylor Wimpey PLC (United Kingdom)	161,898	655,024
TomTom NV (Netherlands)(a)	993	74,769
Whirlpool Corp.	7,526	614,347

		8,662,143

Household Products — 1.1%
Clorox Co.	13,800	899,346
Colgate-Palmolive Co.	45,700	3,562,772
Kimberly-Clark Corp.	41,600	2,884,544
Procter & Gamble Co.	287,025	21,073,375
Reckitt Benckiser Group PLC (United Kingdom)	28,625	1,660,428

		30,080,465

SEE NOTES TO FINANCIAL STATEMENTS.

A9

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

COMMON STOCKS (continued)	Shares	Value (Note 2)

Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)(a)	61,100	$1,306,929
Constellation Energy Group, Inc.	17,100	1,753,263
Dynegy, Inc. (Class A Stock)(a)	37,500	267,750

		3,327,942

Industrial Conglomerates — 1.7%
3M Co.	65,400	5,514,528
Cookson Group PLC (United Kingdom)	9,396	130,365
General Electric Co.	939,000	34,808,729
Keppel Corp. Ltd. (Singapore)	80,000	712,854
Koninklijke (Royal) Philips Electronics NV (Netherlands)	1,202	51,878
Rheinmetall AG (Germany)	626	50,174
SembCorp Industries Ltd. (Singapore)	77,000	306,041
Siemens AG (Germany)	4,593	728,063
Textron, Inc.	21,700	1,547,210
Tyco International Ltd. (Bermuda)	46,315	1,836,390
Wendel (France)	3,596	520,181

		46,206,413

Insurance — 2.2%
ACE Ltd. (Bermuda)	31,000	1,915,180
Aegon NV (Netherlands)	23,250	410,972
Aflac, Inc.	44,600	2,793,298
Allianz AG (Germany)	11,366	2,460,747
Allstate Corp. (The)	56,200	2,935,326
AMBAC Financial Group, Inc.(b)	13,400	345,318
American International Group, Inc.	236,888	13,810,569
AON Corp.(b)	26,400	1,259,016
Assurant, Inc.(b)	10,300	689,070
Aviva PLC (United Kingdom)	71,913	963,402
AXA SA (France)	32,807	1,313,777
Chubb Corp.	36,700	2,003,086
Cincinnati Financial Corp.	17,837	705,275
CNP Assurances (France)	2,969	386,291
Genworth Financial, Inc.	42,900	1,091,805
Hartford Financial Services Group, Inc.	30,000	2,615,700
Legal & General Group PLC (United Kingdom)	85,000	220,977
Lincoln National Corp.	26,117	1,520,532
Loews Corp.	41,400	2,084,076
Marsh & McLennan Cos., Inc.	50,600	1,339,382
MBIA, Inc.(b)	12,250	228,218
MetLife, Inc.	68,500	4,220,969
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	9,036	1,755,095
Old Mutual PLC (United Kingdom)	64,863	216,399
Principal Financial Group	25,400	1,748,536
Progressive Corp. (The)	70,100	1,343,116
Royal & Sun Alliance Insurance Group PLC (United Kingdom)	277,795	819,516
SAFECO Corp.	11,000	612,480
SCOR (France)	17,548	448,982
Suncorp-Metway Ltd. (Australia)	17,009	251,053
Swiss Life Holding (Switzerland)	1,397	349,204
Swiss Reinsurance (Switzerland)	15,947	1,133,186
Torchmark Corp.	9,000	544,770
Travelers Cos., Inc. (The)	60,235	3,240,643
UnumProvident Corp.	32,210	766,276
XL Capital Ltd. (Class A Stock) (Bermuda)	18,300	920,673
Zurich Financial Services AG (Switzerland)	4,088	1,200,601

		60,663,516

SEE NOTES TO FINANCIAL STATEMENTS.

A10

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

COMMON STOCKS (continued)	Shares	Value (Note 2)

Internet & Catalog Retail — 0.2%
Amazon.com, Inc.(a)(b)	27,300	$2,529,072
Expedia, Inc.(a)(b)	16,300	515,406
Home Retail Group PLC (United Kingdom)	162,348	1,060,000
IAC/InterActive Corp.(a)(b)	16,900	454,948

		4,559,426

Internet Software & Services — 0.8%
Akamai Technologies, Inc.(a)(b)	12,200	422,120
eBay, Inc.(a)	107,700	3,574,563
Google, Inc. (Class A Stock)(a)	21,250	14,693,950
Tencent Holdings Ltd. (China)	57,000	425,726
Verisign, Inc.(a)(b)	19,500	733,395
Yahoo!, Inc.(a)	123,100	2,863,306

		22,713,060

IT Services — 0.4%
Affiliated Computer Services, Inc.(a)	10,400	469,040
Automatic Data Processing, Inc.	51,500	2,293,295
Cognizant Technology Solutions Corp.(a)	27,200	923,168
Computer Sciences Corp.(a)	14,300	707,421
Convergys Corp.(a)	14,800	243,608
Electronic Data Systems Corp.	47,700	988,821
Fidelity National Information Services, Inc.	14,600	607,214
Fiserv, Inc.(a)(b)	15,700	871,193
Paychex, Inc.(b)	32,100	1,162,662
Unisys Corp.(a)(b)	31,500	148,995
Western Union Co.	72,110	1,750,831

		10,166,248

Leisure Equipment & Products — 0.1%
Brunswick Corp.(b)	7,200	122,760
Eastman Kodak Co.(b)	22,400	489,888
Hasbro, Inc.	15,800	404,164
Mattel, Inc.	36,451	694,027
Nikon Corp. (Japan)	24,000	816,439
Sankyo Co. Ltd. (Japan)	2,400	110,887
Yamaha Corp. (Japan)	5,100	116,364

		2,754,529

Life Sciences, Tools & Services — 0.2%
Applera Corp. – Applied Biosystems Group	17,300	586,816
Millipore Corp.(a)(b)	4,700	343,946
PerkinElmer, Inc.	12,800	333,056
Thermo Electron Corp.(a)	39,900	2,301,432
Waters Corp.(a)	9,200	727,444

		4,292,694

Machinery — 1.0%
Caterpillar, Inc.(b)	58,000	4,208,480
Charter PLC (United Kingdom)(a)	34,331	542,273
Cummins, Inc.	9,600	1,222,752
Danaher Corp.	22,300	1,956,602
Deere & Co.	40,600	3,780,672
Dover Corp.	19,300	889,537
Eaton Corp.	12,900	1,250,655
Illinois Tool Works, Inc.	38,400	2,055,936
Ingersoll-Rand Co. Ltd. (Class A Stock) (Bermuda)	29,200	1,356,924
ITT Corp.	16,500	1,089,660
Komatsu Ltd. (Japan)	50,700	1,359,732

SEE NOTES TO FINANCIAL STATEMENTS.

A11

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

COMMON STOCKS (continued)	Shares	Value (Note 2)

Machinery (continued)
Komori Corp. (Japan)	23,000	$506,837
Konecranes OYJ (Finland)	11,581	399,257
Kubota Corp. (Japan)	33,000	222,074
MAN AG (Germany)	5,531	923,168
Manitowoc Co., Inc. (The)(b)	10,600	517,598
NSK Ltd. (Japan)	15,000	153,756
Paccar, Inc.	33,843	1,843,767
Pall Corp.	10,000	403,200
Parker Hannifin Corp.	16,065	1,209,855
Sandvik AB (Sweden)	27,499	473,336
Sumitomo Heavy Industries Ltd. (Japan)	10,000	91,176
Terex Corp.(a)	9,400	616,358
Trelleborg AB (Class B Stock) (Sweden)	13,200	276,736

		27,350,341

Marine — 0.1%
Cosco Corp. (Singapore) Ltd. (Singapore)	43,000	169,761
Kawasaki Kisen Kaisha Ltd. (Japan)	35,000	339,777
Mitsui O.S.K. Lines Ltd. (Japan)	96,000	1,213,661
Neptune Orient Lines Ltd.	19,000	51,075
Nippon Yusen KK (Japan)	55,000	433,290
Orient Overseas International Ltd. (Hong Kong)	12,000	87,915

		2,295,479

Media — 1.3%
CBS Corp. (Class B Stock)(b)	62,534	1,704,052
Clear Channel Communications, Inc.	45,700	1,577,564
Comcast Corp. (Class A Stock)(a)(b)	282,290	5,154,615
Daily Mail & General Trust PLC	18,954	187,423
DIRECTV Group, Inc. (The)(a)	69,200	1,599,904
E.W. Scripps Co.	8,600	387,086
Gannett Co., Inc.(b)	22,100	861,900
Gestevision Telecinco SA (Spain)	20,419	522,737
Interpublic Group of Cos., Inc.(a)(b)	37,200	301,692
Lagardere SCA (France)	4,545	340,824
McGraw-Hill Cos., Inc. (The)	32,500	1,423,825
Meredith Corp.	2,700	148,446
New York Times Co. (The) (Class A Stock)(b)	10,700	187,571
News Corp. (Class A Stock)	209,500	4,292,655
Omnicom Group, Inc.	31,400	1,492,442
Time Warner, Inc.	340,700	5,624,957
Viacom, Inc. (Class B Stock)(a)	63,734	2,799,197
Vivendi (France)	43,117	1,978,174
Walt Disney Co. (The)	177,300	5,723,244
Washington Post Co. (The) (Class B Stock)	200	158,286

		36,466,594

Metals & Mining — 0.9%
Acerinox SA (Spain)	11,138	274,065
Alcoa, Inc.	81,140	2,965,667
Allegheny Technologies, Inc.(b)	8,600	743,040
Anglo American PLC (United Kingdom)	4,919	301,587
ArcelorMittal (France)	7,301	587,094
BHP Billiton Ltd. (Australia)	67,974	2,376,237
BHP Billiton PLC (United Kingdom)	65,732	2,022,885
Boliden AB (Sweden)	4,350	54,685
Freeport-McMoRan Copper & Gold, Inc.(b)	34,694	3,554,053
Kobe Steel Ltd. (Japan)	142,000	457,788

SEE NOTES TO FINANCIAL STATEMENTS.

A12

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

COMMON STOCKS (continued)	Shares	Value (Note 2)

Metals & Mining (continued)
Mitsubishi Materials Corp. (Japan)	79,000	$333,582
Newmont Mining Corp. (Netherlands)	42,500	2,075,275
Nippon Steel Corp. (Japan)	25,000	153,024
Nisshin Steel Co. Ltd. (Japan)	80,000	276,412
Nucor Corp.	27,400	1,622,628
Outokumpu OYJ (Class A Stock) (Finland)	12,357	383,192
Rio Tinto Group PLC (United Kingdom)	25,934	2,744,866
Salzgitter AG (Germany)	6,516	964,582
Sumitomo Metal Mining Co. Ltd.	13,000	219,785
ThyssenKrupp AG (Germany)	25,213	1,414,054
Titanium Metals Corp.(b)	4,000	105,800
United States Steel Corp.	11,400	1,378,374
Voestalpine AG (Australia)	4,504	325,632
Xstrata PLC (Switzerland)	1,622	114,621
Yamato Kogyo Co. Ltd. (Japan)	4,000	161,949

		25,610,877

Multiline Retail — 0.4%
Big Lots, Inc.(a)(b)	9,200	147,108
Dillard’s, Inc.	3,000	56,340
Family Dollar Stores, Inc.(b)	13,700	263,451
J.C. Penney Co., Inc.	21,100	928,189
Kohl’s Corp.(a)	28,400	1,300,720
Macy’s, Inc.	39,974	1,034,127
Marks & Spencer Group PLC (United Kingdom)	66,968	746,518
Next PLC (United Kingdom)	4,240	137,068
Nordstrom, Inc.	16,900	620,737
Ryohin Keikaku Co. Ltd. (Japan)	1,100	66,031
Sears Holding Corp.(a)(b)	6,342	647,201
Target Corp.	75,400	3,770,001

		9,717,491

Multi-Utilities — 0.6%
AGL Energy Ltd. (Australia)	5,626	65,493
Ameren Corp.(b)	18,100	981,201
CenterPoint Energy, Inc.	27,800	476,214
Centrica PLC (United Kingdom)	156,299	1,116,177
CMS Energy Corp.(b)	22,000	382,360
Consolidated Edison, Inc.(b)	25,000	1,221,250
Dominion Resources, Inc.	51,832	2,459,428
DTE Energy Co.(b)	16,800	738,528
Integrys Energy Group, Inc.	7,020	362,864
National Grid PLC (United Kingdom)	93,691	1,555,424
NiSource, Inc.	26,900	508,141
PG&E Corp.	33,400	1,439,206
Public Service Enterprise Group, Inc.	23,100	2,269,344
RWE AG (Germany)	2,040	287,671
Sempra Energy	24,219	1,498,672
Suez SA (France)	9,814	668,213
TECO Energy, Inc.	15,500	266,755
Xcel Energy, Inc.	39,110	882,713

		17,179,654

Office Electronics — 0.1%
Canon, Inc. (Japan)	13,600	622,426
Konica Minolta Holdings, Inc. (Japan)	15,000	262,965
Ricoh Co. Ltd. (Japan)	64,000	1,168,406
Xerox Corp.	90,900	1,471,670

		3,525,467

SEE NOTES TO FINANCIAL STATEMENTS.

A13

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

COMMON STOCKS (continued)	Shares	Value (Note 2)

Oil, Gas & Consumable Fuels — 5.1%
Anadarko Petroleum Corp.(b)	42,254	$2,775,665
Apache Corp.	31,014	3,335,246
BP PLC (United Kingdom)	317,921	3,892,058
Chesapeake Energy Corp.	40,800	1,599,360
Chevron Corp.	196,722	18,360,064
ConocoPhillips	149,577	13,207,649
CONSOL Energy, Inc.(b)	17,300	1,237,296
Devon Energy Corp.	41,600	3,698,656
El Paso Corp.	64,336	1,109,153
ENI SpA (Italy)	31,149	1,140,814
EOG Resources, Inc.	22,800	2,034,900
Exxon Mobil Corp.	507,440	47,542,053
Hess Corp.(b)	25,800	2,602,188
Idemitsu Kosan Co. Ltd. (Japan)	2,300	242,247
Marathon Oil Corp.	65,782	4,003,493
Murphy Oil Corp.	16,900	1,433,796
Nippon Oil Corp. (Japan)	157,000	1,269,247
Noble Energy	14,500	1,153,040
Occidental Petroleum Corp.	76,300	5,874,337
OMV AG (Austria)	17,321	1,403,468
Peabody Energy Corp.(b)	22,800	1,405,392
Range Resources Corp.	10,800	554,688
Repsol YPF SA (Spain)	30,682	1,093,655
Royal Dutch Shell PLC (Netherlands)	34,918	1,467,312
Royal Dutch Shell PLC (Class B Stock) (Netherlands)	57,915	2,409,474
Singapore Petroleum Co. Ltd. (Singapore)	151,000	788,307
Spectra Energy Corp.	58,762	1,517,235
Sunoco, Inc.	11,000	796,840
Tesoro Corp.	12,600	601,020
Total SA (France)	32,825	2,727,378
Valero Energy Corp.	51,000	3,571,530
Williams Cos., Inc.	55,500	1,985,790
XTO Energy, Inc.	44,541	2,287,626

		139,120,977

Paper & Forest Products — 0.1%
International Paper Co.	39,473	1,278,136
MeadWestvaco Corp.(b)	16,314	510,628
Mondi Ltd. (South Africa)	3,086	29,125
Mondi PLC (United Kingdom)	39,537	334,486
Sonae Industria-SGPS SA (Portugal)(a)	31,903	310,182
Weyerhaeuser Co.(b)	19,100	1,408,433

		3,870,990

Personal Products — 0.1%
Avon Products, Inc.	40,500	1,600,965
Estee Lauder Cos., Inc. (The) (Class A Stock)(b)	10,400	453,544
Oriflame Cosmetics SA (Luxembourg)	2,300	146,971

		2,201,480

Pharmaceuticals — 3.1%
Abbott Laboratories	141,200	7,928,380
Allergan, Inc.(b)	26,900	1,728,056
Astellas Pharma, Inc. (Japan)	10,200	442,380
AstraZeneca PLC (United Kingdom)	40,585	1,748,267
Barr Pharmaceuticals, Inc.(a)(b)	8,400	446,040
Bristol-Myers Squibb Co.	183,000	4,853,160
Eli Lilly & Co.	90,100	4,810,439
Forest Laboratories, Inc.(a)	29,500	1,075,275
GlaxoSmithKline PLC (United Kingdom)	96,025	2,444,780
H Lundbeck A/S (Denmark)	4,600	124,469

SEE NOTES TO FINANCIAL STATEMENTS.

A14

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

COMMON STOCKS (continued)	Shares	Value (Note 2)

Pharmaceuticals (continued)
Johnson & Johnson	265,948	$17,738,733
King Pharmaceuticals, Inc.(a)	23,566	241,316
Kyowa Hakko Kogyo Co. Ltd. (Japan)	33,000	352,442
Merck & Co., Inc.	199,300	11,581,323
Mylan Laboratories, Inc.(b)	20,900	293,854
Novartis AG (Switzerland)	15,158	831,437
Pfizer, Inc.	638,745	14,518,675
Roche Holding AG (Switzerland)	6,631	1,145,629
Sanofi-Aventis (France)	20,404	1,878,802
Schering-Plough Corp.	146,800	3,910,752
Shire PLC (United Kingdom)	14,574	333,337
Takeda Pharmaceutical Co. Ltd. (Japan)	7,600	443,998
Watson Pharmaceuticals, Inc.(a)	12,200	331,108
Wyeth	122,800	5,426,532

		84,629,184

Real Estate Investment Trusts — 0.5%
Apartment Investment & Management Co. (Class A Stock)(b)	10,800	375,084
AvalonBay Communities, Inc.	7,400	696,636
Boston Properties, Inc.(b)	11,800	1,083,358
Developers Diversified Realty Corp.	11,300	432,677
Equity Residential(b)	27,100	988,337
General Growth Properties, Inc.(b)	24,000	988,320
Host Hotels & Resorts, Inc.(b)	52,500	894,600
ING Industrial Fund (Australia)	304,765	675,227
Kimco Realty Corp.(b)	23,500	855,400
Mirvac Group (Australia)	76,695	400,814
Plum Creek Timber Co., Inc.(b)	15,100	695,204
ProLogis(b)	24,400	1,546,472
Public Storage, Inc.	10,900	800,169
Simon Property Group, Inc.(b)	20,600	1,789,316
Vornado Realty Trust	13,000	1,143,350
Westfield Group (Australia)	2,690	49,180

		13,414,144

Real Estate Management & Development — 0.1%
CB Richard Ellis Group, Inc.(a)(b)	18,800	405,140
Cheung Kong Holdings Ltd. (Hong Kong)	35,000	639,431
City Developments Ltd. (Singapore)	11,000	107,127
Forestar Real Estate Group, Inc.(a)	3,233	76,274
K.K. DaVinci Advisors (Japan)(a)	332	287,629
Leopalace21 Corp. (Japan)	11,400	306,292
Swire Pacific Ltd. (Hong Kong)	28,000	383,687
Wharf (Holdings) Ltd. (The) (Hong Kong)	139,000	719,051
Wihlborgs Fastigheter AB (Sweden)	2,924	52,366

		2,976,997

Road & Rail — 0.3%
Burlington Northern Santa Fe Corp.	27,500	2,288,825
CSX Corp.	40,600	1,785,588
Norfolk Southern Corp.	34,800	1,755,312
Ryder System, Inc.	6,900	324,369
Seino Transportation Co. Ltd. (Japan)	27,000	181,676
Union Pacific Corp.	24,600	3,090,252

		9,426,022

Semiconductors & Semiconductor Equipment — 1.2%
Advanced Micro Devices, Inc.(a)(b)	45,100	338,250
Altera Corp.	33,500	647,220

SEE NOTES TO FINANCIAL STATEMENTS.

A15

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

COMMON STOCKS (continued)	Shares	Value (Note 2)

Semiconductors & Semiconductor Equipment (continued)
Analog Devices, Inc.	27,400	$868,580
Applied Materials, Inc.(b)	124,900	2,218,224
ASML Holding N.V. (Netherlands)(a)	4,934	156,250
Broadcom Corp. (Class A Stock)(a)(b)	43,950	1,148,853
Intel Corp.	540,700	14,415,062
KLA-Tencor Corp.	17,600	847,616
Linear Technology Corp.(b)	20,300	646,149
LSI Logic Corp.(a)	58,800	312,228
MEMC Electronic Materials, Inc.(a)	19,700	1,743,253
Microchip Technology, Inc.(b)	17,800	559,276
Micron Technology, Inc.(a)(b)	58,400	423,400
National Semiconductor Corp.(b)	23,900	541,096
Novellus Systems, Inc.(a)	10,400	286,728
NVIDIA Corp.(a)(b)	51,450	1,750,329
Teradyne, Inc.(a)(b)	19,300	199,562
Texas Instruments, Inc.(b)	130,100	4,345,340
Xilinx, Inc.	25,400	555,498

		32,002,914

Software — 1.7%
Adobe Systems, Inc.(a)	54,700	2,337,331
Autodesk, Inc.(a)(b)	21,800	1,084,768
BMC Software, Inc.(a)	18,500	659,340
CA, Inc.	35,664	889,817
Citrix Systems, Inc.(a)(b)	16,400	623,364
Compuware Corp.(a)	34,000	301,920
Electronic Arts, Inc.(a)(b)	27,500	1,606,275
Intuit, Inc.(a)	31,100	983,071
Microsoft Corp.	746,500	26,575,400
Nintendo Co. Ltd. (Japan)	3,500	2,055,032
Novell, Inc.(a)	24,200	166,254
Oracle Corp.(a)	362,500	8,185,250
Symantec Corp.(a)(b)	85,078	1,373,159

		46,840,981

Specialty Retail — 0.7%
Abercrombie & Fitch Co.	8,700	695,739
AutoNation, Inc.(a)(b)	16,974	265,813
AutoZone, Inc.(a)	4,800	575,568
Bed Bath & Beyond, Inc.(a)	26,700	784,713
Belle International Holdings Ltd. (China)	32,000	47,873
Best Buy Co., Inc.(b)	35,225	1,854,596
Circuit City Stores, Inc.	10,000	42,000
Esprit Holdings Ltd. (Hong Kong)	38,800	571,340
GameStop Corp. (Class A Stock)(a)	12,500	776,375
Gap, Inc. (The)(b)	43,200	919,296
Hennes & Mauritz AB (Class B Stock) (Sweden)	1,550	94,369
Hikari Tsushin, Inc. (Japan)	3,800	128,941
Home Depot, Inc.	154,250	4,155,496
Limited Brands, Inc.(b)	31,106	588,837
Lowe’s Cos., Inc.	135,100	3,055,962
Office Depot, Inc.(a)	27,800	386,698
OfficeMax, Inc.	7,500	154,950
RadioShack Corp.(b)	11,200	188,832
Sherwin-Williams Co. (The)(b)	9,500	551,380
Shimachu Co. Ltd. (Japan)	2,700	76,070
Staples, Inc.	67,549	1,558,355
Tiffany & Co.	11,600	533,948
TJX Cos., Inc. (The)	40,600	1,166,438

		19,173,589

SEE NOTES TO FINANCIAL STATEMENTS.

A16

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

COMMON STOCKS (continued)	Shares	Value (Note 2)

Textiles, Apparel & Luxury Goods — 0.2%
Coach, Inc.(a)	34,000	$1,039,720
Jones Apparel Group, Inc.	12,600	201,474
Liz Claiborne, Inc.(b)	10,900	221,815
NIKE, Inc. (Class B Stock)	35,000	2,248,400
Nisshinbo Industries, Inc. (Japan)	15,000	182,902
Polo Ralph Lauren Corp.	5,300	327,487
Swatch Group AG (Switzerland)	6,606	390,064
VF Corp.	8,100	556,146

		5,168,008

Thrifts & Mortgage Finance — 0.3%
Countrywide Financial Corp.(b)	56,200	502,428
Fannie Mae	88,800	3,550,224
Freddie Mac	60,100	2,047,607
Guaranty Financial Group, Inc.(a)	3,233	51,733
Hudson City Bancorp, Inc.	59,500	893,690
MGIC Investment Corp.(b)	8,800	197,384
Sovereign Bancorp, Inc.(b)	38,955	444,087
Washington Mutual, Inc.(b)	81,178	1,104,833

		8,791,986

Tobacco — 0.7%
Altria Group, Inc.	193,500	14,624,730
British American Tobacco (United Kingdom)	15,561	608,674
Imperial Tobacco Group (United Kingdom)	34,579	1,866,754
Reynolds American, Inc.(b)	17,700	1,167,492
UST, Inc.	15,100	827,480

		19,095,130

Trading Companies & Distributors — 0.2%
Itochu Corp. (Japan)	67,000	646,526
Marubeni Corp. (Japan)	86,000	602,603
Mitsubishi Corp. (Japan)	24,000	649,553
Mitsui & Co. Ltd. (Japan)	61,000	1,273,840
Sumitomo Corp. (Japan)	39,200	548,461
W.W. Grainger, Inc.	6,900	603,888

		4,324,871

Transportation Infrastructure
Hopewell Holdings (Hong Kong)	77,000	353,036
Kamigumi Co. Ltd. (Japan)	13,000	93,813

		446,849

Wireless Telecommunication Services — 0.4%
American Tower Corp. (Class A Stock)(a)	34,800	1,482,480
KDDI Corp. (Japan)	97	717,710
Sprint Nextel Corp.	260,077	3,414,811
Vodafone Group PLC (United Kingdom)	1,132,143	4,232,353

		9,847,354

TOTAL COMMON STOCKS (cost $956,454,065)		1,399,137,384

PREFERRED STOCKS
Automobiles
Porsche AG (Germany)	372	751,158

Diversified Financial Services
Istituto Finanziario Industriale SpA (Italy)(a)	1,432	48,782

TOTAL PREFERRED STOCKS (cost $427,189)		799,940

RIGHTS
Real Estate Management & Development
Wharf (Holdings) Ltd. (The) (Hong Kong), expiring 1/8/08 (a) (cost $0)	17,375	23,843

SEE NOTES TO FINANCIAL STATEMENTS.

A17

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

Description	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS — 35.9%
Aerospace/Defense — 0.2%
BAE Systems Holdings, Inc., 144A
4.75%	08/15/10	Baa2	$2,000	$2,014,174
Boeing Capital Corp.(b)
6.10%	03/01/11	A2	975	1,021,960
Goodrich Corp.
6.80%	07/01/36	Baa2	811	866,613
Northrop Grumman Corp.
7.125%	02/15/11	Baa1	1,025	1,092,390
Raytheon Co.
5.50%	11/15/12	Baa1	625	650,746

				5,645,883

Airlines — 0.2%
American Airlines, Inc.(b)
6.817%	05/23/11	Ba1	2,420	2,344,375
Continental Airlines, Inc.
6.648%	09/15/17	Baa2	326	327,384
6.703%	06/15/21	Baa2	168	168,493
Delta Air Lines, Inc., 144A(b)
6.821%	08/10/22	Baa1	500	472,550
Southwest Airlines Co.
6.50%	03/01/12	Baa1	965	999,259

				4,312,061

Asset Backed Securities — 1.2%
American Express Credit Account Master Trust I, 144A(g),
Series 2004-4, Class C
5.4975%	03/15/12	Baa1	1,510	1,486,166
Series 2004-C, Class C
5.5275%	02/15/12	Baa1	502	502,240
Amortizing Residential Collateral Trust(g),
Series 2002-BC9, Class M1
6.515%	12/25/32	Aa2	2,664	2,398,609
Bank of America Credit Card Trust(g),
Series 2006-C5, Class C5
5.4275%	01/15/16	Baa2	4,159	3,851,582
Bank One Issuance Trust,
Series 2003-C1, Class C1
4.54%	09/15/10	Baa2	2,445	2,444,828
CDC Mortgage Capital Trust(g),
Series 2002-HE3, Class M1
6.515%	03/25/33	A1	1,003	796,552
Series 2003-HE1, Class M2
7.79%	08/25/33	Baa2	81	39,560
Centex Home Equity(g),
Series 2005-A, Class M2
5.365%	01/25/35	Aa2	2,250	2,054,964
Citibank Credit Card Issuance Trust(g),
Series 2006-C1, Class C1
5.3488%	02/20/15	Baa2	1,500	1,378,934
Credit-Based Asset Servicing and Securitization LLC,
Series 2005-CB6, Class A3
5.12%	07/25/35	Aaa	1,740	1,730,541
Equity One ABS, Inc.,
Series 2004-3, Class M1
5.70%	07/25/34	Aa2	1,660	1,525,603

SEE NOTES TO FINANCIAL STATEMENTS.

A18

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

Description	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (continued)
Asset Backed Securities (continued)
First Franklin Mortgage Loan Trust(g),
Series 2005-FFH1, Class M2
5.385%	06/25/36	Aa2	$1,800	$1,611,268
HFC Home Equity Loan Trust(g),
Series 2005-2, Class M2
5.4388%	01/20/35	Aa1	662	579,260
MBNA Master Credit Card Trust,
Series 1999-J, Class A
7.00%	02/15/12	Aaa	2,370	2,481,649
Morgan Stanley ABS Capital I(g),
Series 2004-NC3, Class M2
5.965%	03/25/34	A2	1,183	1,090,030
Morgan Stanley Dean Witter Capital I(g),
Series 2002-HE1, Class M1
5.765%	07/25/32	Aa2	1,721	1,643,423
Series 2002-NC4, Class M1
6.14%	09/25/32	Aaa	1,548	1,500,912
Saxon Asset Securities Trust(g),
Series 2005-2, Class M2
5.305%	10/25/35	Aa2	1,480	1,427,023
Securitized Asset Backed Receivables LLC(g),
Series 2004-OP1, Class M1
5.375%	02/25/34	Aa2	1,660	1,618,409
Series 2006-FR3, Class A3
5.115%	05/25/36	Aaa	1,400	1,092,000
SVO VOI Mortgage Corp.,
Series 2005-AA, Class A, 144A
5.25%	02/20/21	Aaa	771	764,559
WFS Financial Owner Trust,
Series 2004-4, Class D
3.58%	05/17/12	A2	296	294,207

				32,312,319

Automotive — 0.1%
Johnson Controls, Inc.
5.50%	01/15/16	Baa1	235	231,554
Oshkosh Truck Corp., Bank Loan(j)
6.90%	12/06/13	Ba3	1,975	1,893,307

				2,124,861

Banking — 0.7%
Banco Bradesco (Cayman Islands)
8.75%	10/24/13	A2	1,690	1,913,925
Bank of America NA
5.30%	03/15/17	Aa1	850	826,520
6.00%(b)	10/15/36	Aa1	1,300	1,243,353
Bank One Corp.
7.875%	08/01/10	Aa3	2,500	2,696,662
Citigroup, Inc.
5.625%(b)	08/27/12	A1	1,900	1,924,664
6.125%	08/25/36	A1	725	686,205
DEPFA ACS Bank (Ireland), 144A
5.125%	03/16/37	Aaa	1,325	1,309,660
HSBC Bank USA, Senior Notes
3.875%	09/15/09	Aa2	250	247,662
ICICI Bank Ltd. (India), 144A(g)
5.7875%	01/12/10	Baa2	1,880	1,855,748

SEE NOTES TO FINANCIAL STATEMENTS.

A19

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

Description	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (continued)
Banking (continued)
ICICI Bank Ltd. (Singapore), 144A
5.75%	11/16/10	Baa2	$1,670	$1,656,638
J.P. Morgan Chase & Co.
4.60%	01/17/11	Aa2	975	972,166
6.50%	01/15/09	Aa3	1,100	1,109,854
MUFG Capital Finance Group Ltd. (Cayman Islands)(g)
6.346%	07/29/49	A2	800	757,707
Santander Central Hispano Issuances Ltd. (Cayman Islands)
7.625%	09/14/10	Aa2	805	861,879
Wells Fargo Bank
6.45%	02/01/11	Aa1	90	95,216

				18,157,859

Brokerage — 0.6%
Bear Stearns Companies, Inc. (The)
5.30%	10/30/15	A2	550	503,884
6.40%(c)	10/02/17	A2	270	260,863
Goldman Sachs Group, Inc. (The)
5.45%(b)	11/01/12	Aa3	580	591,287
5.625%	01/15/17	A1	765	747,081
6.45%	05/01/36	A1	1,770	1,662,902
6.75%	10/01/37	A1	678	664,289
Lehman Brothers Holdings, Inc.
5.25%(b)	02/06/12	A1	1,850	1,830,552
6.50%	07/19/17	A2	514	520,095
Merrill Lynch & Co., Inc.
4.25%	02/08/10	A1	1,470	1,441,038
4.79%	08/04/10	A1	375	371,579
5.00%	01/15/15	A1	190	179,175
5.77%	07/25/11	A1	355	356,074
6.40%(b)	08/28/17	A1	1,285	1,305,506
Morgan Stanley Group, Inc.
4.75%	04/01/14	A1	1,510	1,414,650
5.25%, M.T.N.(b)	11/02/12	Aa3	870	869,710
5.45%, M.T.N.	01/09/17	Aa3	670	649,948
5.75%, M.T.N.	10/18/16	Aa3	1,860	1,835,386
5.95%, M.T.N.	12/28/17	Aa3	600	599,572

				15,803,591

Building Materials & Construction — 0.2%
American Standard, Inc.
7.625%	02/15/10	Baa3	1,000	1,050,066
Centex Corp.(b)
6.50%	05/01/16	Ba1	315	279,964
Hanson PLC (United Kingdom)
7.875%	09/27/10	Baa3	1,270	1,377,896
Lafarge SA (France)
6.15%	07/15/11	Baa2	1,100	1,131,539
Ryland Group, Inc.
5.375%	06/01/08	Ba1	201	199,807

				4,039,272

Cable — 0.3%
AT&T Broadband
9.455%	11/15/22	Baa2	115	146,239
Cox Communications, Inc.
6.75%	03/15/11	Baa3	1,195	1,253,620
7.875%	08/15/09	Baa3	1,160	1,213,612

SEE NOTES TO FINANCIAL STATEMENTS.

A20

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

Description	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (continued)
Cable (continued)
Insight Midwest Holdings LLC, Bank Loan(j)
6.753%	10/06/13	Ba2	$1,800	$1,724,999
Tele-Communications, Inc.
9.875%	06/15/22	Baa2	1,440	1,951,921
Time Warner Cable, Inc.
5.40%	07/02/12	Baa2	2,410	2,414,844

				8,705,235

Capital Goods — 0.4%
Caterpillar Financial Service Corp.
5.50%	03/15/16	A2	780	784,778
Caterpillar, Inc.
7.25%	09/15/09	A2	1,000	1,046,765
Erac USA Finance Co., 144A
5.80%	10/15/12	Baa2	460	456,352
6.375%	10/15/17	Baa2	1,198	1,157,403
7.00%	10/15/37	Baa2	470	426,868
7.35%	06/15/08	Baa2	2,450	2,470,910
FedEx Corp.
7.25%	02/15/11	Baa2	480	510,990
General Electric Co.
5.25%	12/06/17	Aaa	115	114,755
Honeywell International, Inc.
6.125%	11/01/11	A2	1,120	1,172,616
Sensata Technologies, Bank Loan(j)
6.93%	04/27/13	Ba3	1,393	1,320,298
United Technologies Corp.(e)
6.35%	03/01/11	A2	810	862,478
8.875%	11/15/19	A2	375	486,244

				10,810,457

Chemicals — 0.1%
Dow Chemical Co.
5.97%	01/15/09	A3	430	435,593
6.125%	02/01/11	A3	690	715,876
ICI Wilmington, Inc.
5.625%	12/01/13	Baa2	780	802,147
Lubrizol Corp.
4.625%	10/01/09	Baa3	1,090	1,094,637
Union Carbide Corp.
7.50%	06/01/25	Ba2	500	518,133

				3,566,386

Collateralized Mortgage Obligations — 0.7%
Bank of America Alternative Loan Trust,
Series 2005-12, Class 3CB1
6.00%	01/25/36	Aaa	3,930	3,762,568
Bank of America Mortgage Securities, Inc.(g),
Series 2005-A, Class 2A1(g)
4.4612%	02/25/35	Aaa	1,272	1,258,769
Series 2005-B, Class 2A1
4.3819%	03/25/35	Aaa	1,191	1,181,409
Chase Mortgage Finance Corp.(g),
Series 2007-A1, Class 1A5
4.356%	02/25/37	Aaa	4,222	4,169,715
Countrywide Alternative Loan Trust,
Pass-Thru Certificates, Series 2004-18CB, Class 3A1
5.25%	09/25/19	Aaa	1,902	1,859,805

SEE NOTES TO FINANCIAL STATEMENTS.

A21

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

Description	Maturity Date	Moody’s Rating (Unaudited)		Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (continued)
Collateralized Mortgage Obligations (continued)
J.P. Morgan Chase Commercial Mortgage Securities Corp.(g),
Series 2007-A1, Class 4A1
4.071%	07/25/35	Aaa		$2,632	$2,613,069
Master Alternative Loans Trust,
Pass-Thru Certificates, Series 2004-4, Class 4A1
5.00%	04/25/19	Aaa		496	492,867
Structured Adjustable Rate Mortgage Loan(g),
Series 2004-1, Class 4A3
4.17%	02/25/34	Aaa		1,146	1,167,378
Washington Mutual Alternative Loan Trust,
Mortgage Pass-Thru Certificates, Series 2005-1, Class 3A
5.00%	03/25/20	AAA	(d)	1,118	1,091,784

					17,597,364

Commercial Mortgage Backed Securities — 4.6%
Bank of America Commercial Mortgage, Inc.,
Series 2003-2, Class A3(g)
4.873%	03/11/41	AAA	(d)	3,350	3,355,720
Series 2004-2, Class A4
4.153%	11/10/38	Aaa		3,680	3,618,124
Series 2004-3, Class A4
5.176%	06/10/39	Aaa		2,000	2,025,422
Series 2005-1, Class ASB(g)
4.85%	11/10/42	AAA	(d)	1,100	1,101,273
Series 2006-2 A4(g)
5.7401%	05/10/45	AAA	(d)	4,400	4,547,625
Series 2007-1, Class A4
5.451%	01/15/49	Aaa		3,500	3,517,117
Bear Stearns Commercial Mortgage Securities(g),
Series 2004-T16, Class A6
4.75%	02/13/46	AAA	(d)	3,500	3,444,704
Series 2005-T18, Class AAB
4.823%	02/13/42	Aaa		2,250	2,208,650
Series 2005-T20, Class AAB
5.1387%	10/12/42	Aaa		3,000	3,000,968
Commercial Mortgage Acceptance Corp.(g),
Series 1998-C2, Class F, 144A
5.44%	09/15/30	A-	(d)	890	925,291
Commercial Mortgage Pass-Thru Certificate,
Series 2004-LB2A, Class X2, I/O, 144A(g)
0.935%	03/10/39	AAA	(d)	15,294	309,065
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-C4, Class A4
4.283%	10/15/39	Aaa		1,500	1,476,743
Credit Suisse Mortgage Capital Certificates,
Series 2006-C1, Class A4(g)
5.5546%	02/15/39	AAA	(d)	4,330	4,395,627
Series 2006-C5, Class A3
5.311%	12/15/39	Aaa		2,205	2,197,332
DLJ Commercial Mortgage Corp.,
Series 2000-CF1, Class A1B
7.62%	06/10/33	AAA	(d)	3,114	3,290,767
GE Commercial Mortgage Corp.,
Series 2004-C2, Class X2, I/O, 144A(g)
0.574%	03/10/40	Aaa		27,771	422,600

SEE NOTES TO FINANCIAL STATEMENTS.

A22

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

Description	Maturity Date	Moody’s Rating (Unaudited)		Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (continued)
Commercial Mortgage Backed Securities (continued)
GMAC Commercial Mortgage Securities, Inc.,
Series 2005-C1, Class A5
4.697%	05/10/43	AAA	(d)	$2,610	$2,490,726
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG5, Class A5(g)
5.224%	04/10/37	Aaa		10,330	10,248,461
Series 2003-C1, Class A4
4.111%	07/05/35	Aaa		5,000	4,818,519
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
Series 2000-C10, Class A2(g)
7.371%	08/15/32	Aaa		5,978	6,242,450
Series 2005-CB13, Class A4(g)
5.2948%	01/12/43	Aaa		2,800	2,799,294
Series 2005-LDP1, Class ASB(g)
4.853%	03/15/46	Aaa		4,000	3,955,742
Series 2005-LDP2, Class ASB
4.659%	07/15/42	Aaa		6,380	6,245,589
Series 2005-LDP5, Class A4(g)
5.1793%	12/15/44	Aaa		3,630	3,614,869
Series 2006-CB16, Class ASB
5.523%	05/12/45	Aaa		2,000	2,023,250
Series 2006-LDP6, Class X2, I/O(g)
0.0772%	04/15/43	Aaa		156,383	730,105
Series 2006-LDP8, Class ASB
5.37%	05/15/45	Aaa		2,000	2,006,315
Keycorp.(g),
Series 2000-C1, Class A2
7.727%	05/17/32	Aaa		10,027	10,519,384
LB-UBS Commercial Mortgage Trust,
Series 2003-C8, Class A3
4.83%	11/15/27	Aaa		2,720	2,725,225
Series 2004-C6, Class A5(g)
4.826%	08/15/29	AAA	(d)	5,000	4,992,277
Series 2005-C3, Class A5
4.739%	07/15/30	Aaa		695	666,435
Ser 2006-C6, AAB
5.341%	09/15/39	Aaa		2,380	2,388,398
Merrill Lynch Mortgage Trust,
Series 2004-Key 2, Class A3
4.615%	08/12/39	Aaa		1,900	1,882,012
Merrill Lynch/Countrywide Commercial Mortgage Trust(g),
Series 2006-2, Class A4
5.9095%	06/12/46	Aaa		2,210	2,306,585
Merrill Lynch/Countrywide Commerical Mortgage Trust,
Series 2007-5, Class A4
5.378%	08/12/48	Aaa		3,400	3,400,633
Morgan Stanley Capital I,
Series 2006-IQ11, Class A4(g)
5.773%	10/15/42	AAA	(d)	2,600	2,678,148
Series 2007-HQ11, Class AAB
5.444%	02/12/44	Aaa		4,400	4,418,695
Series 2007-T27, Class AAB(g)
5.651%	06/11/42	AAA	(d)	1,040	1,060,487

SEE NOTES TO FINANCIAL STATEMENTS.

A23

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

Description	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (continued)
Commercial Mortgage Backed Securities (continued)
Wachovia Bank Commercial Mortgage Trust,
Series 2002-C2, Class A4
4.98%	11/15/34	Aaa	$1,700	$1,706,316

				123,756,943

Consumer
Whirlpool Corp.
6.125%	06/15/11	Baa2	1,045	1,088,287

Electric — 1.0%
Appalachian Power Co.
4.40%	06/01/10	Baa2	790	784,137
Arizona Public Service Co.
6.25%	08/01/16	Baa2	170	172,989
6.375%	10/15/11	Baa2	1,250	1,293,248
Baltimore Gas & Electric Co.
6.35%	10/01/36	Baa2	530	525,644
Carolina Power & Light Co.
5.25%	12/15/15	A2	660	656,425
CenterPoint Energy Houston Electric LLC
5.70%	03/15/13	Baa2	1,070	1,080,231
6.95%	03/15/33	Baa2	300	327,973
Consolidated Edison, Inc.
5.375%	12/15/15	A1	820	816,883
Consumers Energy Co., First Mortgage Bonds, Series D
5.375%	04/15/13	Baa1	435	433,797
Dominion Resources, Inc.
5.125%	12/15/09	Baa2	1,255	1,266,759
Duke Energy Carolinas LLC
6.10%	06/01/37	A3	920	924,709
El Paso Electric Co.
6.00%	05/15/35	Baa2	845	789,986
Empresa Nacional de Electricidad S.A. (Chile)
8.50%	04/01/09	Baa3	1,350	1,411,263
8.625%	08/01/15	Baa3	1,160	1,338,218
Energy East Corp.
6.75%	09/15/33	Baa2	140	141,488
Exelon Corp.
4.90%	06/15/15	Baa1	195	183,557
Florida Power & Light Co.
5.95%	10/01/33	Aa3	380	384,375
Georgia Power Co., Series B
5.70%	06/01/17	A2	470	482,570
Indiana Michigan Power Co.
5.05%	11/15/14	Baa2	575	551,327
Midamerican Energy Holdings Co.
5.95%	05/15/37	Baa1	450	436,490
Nevada Power Co.
6.50%	05/15/18	Baa3	1,210	1,238,821
NiSource Finance Corp.
5.45%	09/15/20	Baa3	500	447,423
NRG Energy, Bank Loan(j)
6.48%	02/01/13	Ba1	439	418,563
6.58%	02/01/13	Ba1	951	906,577
NSTAR Electric Co.
4.875%	04/15/14	A1	730	712,258

SEE NOTES TO FINANCIAL STATEMENTS.

A24

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

Description	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (continued)
Electric (continued)
Oncor Electric Delivery Co.
6.375%	01/15/15	Ba1	$465	$476,101
7.00%	09/01/22	Ba1	545	564,589
Pacific Gas & Electric Co.
6.05%	03/01/34	A3	1,610	1,607,324
PPL Electric Utilities Corp.
6.25%	08/15/09	A3	1,900	1,946,179
Public Service Electric & Gas Co., M.T.N.
5.80%	05/01/37	A3	515	503,455
Southern California Edison Co.
4.65%	04/01/15	A2	610	586,222
Texas Competitive Electric Holdings Co. LLC, Bank Loan(j)
8.60%	10/10/14	Ba3	1,000	981,251
Virginia Electric and Power Co.
6.00%	05/15/37	Baa1	715	699,301
Xcel Energy, Inc.
3.40%	07/01/08	Baa1	785	777,978
5.613%	04/01/17	Baa1	263	259,789
6.50%	07/01/36	Baa1	445	441,460

				26,569,360

Energy – Integrated — 0.1%
Lukoil International Finance BV (Netherlands), 144A
6.356%	06/07/17	Baa2	530	501,751
Phillips Petroleum Co.
8.75%	05/25/10	A1	1,900	2,081,562
TNK-BP Finance SA (Luxembourg), 144A
7.50%	07/18/16	Baa2	1,365	1,322,344

				3,905,657

Energy – Other — 0.2%
Devon Energy Corp.
7.875%	09/30/31	Baa1	280	338,647
Halliburton Co.
5.50%	10/15/10	A2	200	205,590
Nexen, Inc. (Canada)
6.40%	05/15/37	Baa2	195	194,673
Pioneer Natural Resources Co.
6.875%	05/01/18	Ba1	1,450	1,402,187
Talisman Energy, Inc. (Canada)
6.25%	02/01/38	Baa2	160	155,929
Valero Energy Corp.
6.125%	06/15/17	Baa3	820	833,337
6.625%	06/15/37	Baa3	250	251,768
Weatherford International, Inc., 144A
6.35%	06/15/17	Baa1	895	925,122
Weatherford International, Inc. (Bermuda)
6.50%	08/01/36	Baa1	25	24,966
Woodside Finance Ltd. (Australia), 144A
5.00%	11/15/13	Baa1	1,660	1,653,942
XTO Energy, Inc.
6.25%	08/01/17	Baa2	565	592,752

				6,578,913

SEE NOTES TO FINANCIAL STATEMENTS.

A25

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

Description	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (continued)
Foods — 0.6%
Aramark Corp., Bank Loan(j)
7.036%	01/26/14	Ba3	$1,658	$1,574,688
7.036%	01/26/14	Ba3	119	112,544
Bunge Ltd. Finance Corp.
5.35%	04/15/14	Baa2	1,000	968,230
Cadbury Schweppes American Finance, Inc., 144A
3.875%	10/01/08	Baa2	1,050	1,043,639
Cargill, Inc., 144A
6.00%	11/27/17	A2	650	648,515
Coca-Cola Co. (The)
5.35%	11/15/17	Aa3	1,430	1,465,095
ConAgra Foods, Inc.
7.875%	09/15/10	Baa2	585	627,911
Delhaize Group (Belgium)
6.50%	06/15/17	Baa3	460	470,592
Diageo Capital PLC (United Kingdom)(b)
5.75%	10/23/17	A3	970	975,509
HJ Heinz Co., 144A
6.428%	12/01/08	Baa2	1,620	1,649,242
Kellogg Co.
6.60%	04/01/11	A3	1,285	1,361,664
Kraft Foods, Inc.
5.625%	11/01/11	Baa2	965	986,880
6.125%	02/01/18	Baa2	940	947,186
Kroger Co. (The)
6.75%	04/15/12	Baa2	215	228,212
6.80%(b)	04/01/11	Baa2	575	605,124
McDonald’s Corp.
5.80%	10/15/17	A3	690	714,411
Tricon Global Restaurants, Inc.
8.875%	04/15/11	Baa2	235	259,211
Tyson Foods, Inc.
6.85%	04/01/16	Ba1	785	805,532
Whitman Corp.
6.375%	05/01/09	Baa1	1,645	1,695,246

				17,139,431

Foreign Government Bonds — 0.2%
DP World Ltd., 144A
6.85%	07/02/37	A1	1,610	1,530,537
Gaz Capital for Gazprom (Luxembourg), 144A
7.288%	08/16/37	A3	1,200	1,211,160
Pemex Project Funding Master Trust
8.625%	12/01/23	Baa1	350	435,313
Petrobras International Finance Co. (PIFCO)
(Cayman Islands)
8.375%	12/10/18	Baa1	1,140	1,356,600
RSHB Capital SA for OJSC Russian
Agricultural Bank (Luxembourg), 144A
6.299%	05/15/17	A3	2,100	1,989,749

				6,523,359

Gaming
Harrah’s Operating Co., Inc.
5.50%	07/01/10	Baa3	970	902,100
Mandalay Resort Group
9.375%	02/15/10	B1	12	12,420

				914,520

SEE NOTES TO FINANCIAL STATEMENTS.

A26

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

Description	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (continued)
Healthcare & Pharmaceutical — 0.7%
Abbott Laboratories
5.875%	05/15/16	A1	$1,100	$1,149,004
AmerisourceBergen Corp., Series WI
5.625%	09/15/12	Ba1	915	927,940
AstraZeneca PLC (United Kingdom)
6.45%	09/15/37	A1	480	525,924
Baxter International, Inc.
5.196%	02/16/08	Baa1	1,085	1,084,768
Bristol-Myers Squibb Co.
5.875%	11/15/36	A2	265	263,337
Community Health Systems, Inc., Bank Loans(j)
7.493%	07/25/14	Ba3	81	78,051
7.493%	07/25/14	Ba3	1,615	1,551,920
Covidien International Finance SA (Luxembourg), 144A
6.00%	10/15/17	Baa1	1,100	1,138,207
Genentech, Inc.
4.75%	07/15/15	A1	270	265,694
HCA, Inc.
9.25%	11/15/16	B2	1,925	2,021,251
HCA, Inc., Bank Loan(j)
7.08%	11/17/13	Ba3	1,980	1,905,256
Health Management Associate Term B, Bank Loan(j)
6.62%	02/28/14	Ba3	1,201	1,118,194
Laboratory Corp. of America Holdings
5.625%	12/15/15	Baa3	560	551,140
Merck & Co., Inc.
5.75%	11/15/36	Aa3	65	64,632
5.95%	12/01/28	Aa3	205	209,787
Schering-Plough Corp.
5.55%	12/01/13	Baa1	695	703,186
6.00%	09/15/17	Baa1	1,050	1,087,833
6.55%(b)	09/15/37	Baa1	330	349,653
Teva Pharmaceutical Finance LLC (Israel)
6.15%	02/01/36	Baa2	115	114,202
Wyeth
5.50%	03/15/13	A3	915	941,098
5.50%	02/01/14	A3	210	213,290
5.95%	04/01/37	A3	1,645	1,649,364
6.45%	02/01/24	A3	60	63,650

				17,977,381

Healthcare Insurance — 0.3%
Aetna, Inc.
5.75%	06/15/11	A3	430	441,958
6.625%	06/15/36	A3	480	475,203
Cigna Corp.
6.15%	11/15/36	Baa2	640	593,802
Coventry Health Care, Inc.
6.125%	01/15/15	Ba1	2,200	2,207,662
UnitedHealth Group, Inc.
5.25%	03/15/11	A3	1,470	1,486,445
6.00%, 144A	06/15/17	A3	115	116,151
6.50%, 144A	06/15/37	A3	400	401,551
6.625%, 144A	11/15/37	A3	410	416,138

SEE NOTES TO FINANCIAL STATEMENTS.

A27

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

Description	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (continued)
Healthcare Insurance (continued)
WellPoint, Inc.
5.00%	12/15/14	Baa1	$1,085	$1,039,333
5.25%	01/15/16	Baa1	335	324,340
5.95%	12/15/34	Baa1	210	197,673

				7,700,256

Insurance — 0.3%
American International Group, Inc.
4.25%(c)	05/15/13	Aa2	1,355	1,288,970
5.05%	10/01/15	Aa2	125	120,716
5.85%, M.T.N.	01/16/18	Aa2	1,620	1,630,607
6.25%	03/15/37	Aa3	260	232,549
AXA SA (France)(c)
8.60%	12/15/30	A3	230	282,020
Berkshire Hathaway, Inc.(b)
4.75%	05/15/12	Aaa	425	430,328
Liberty Mutual Group, 144A
7.00%	03/15/34	Baa2	910	887,505
Lincoln National Corp.
6.30%	10/09/37	A3	476	462,867
Marsh & McLennan Cos., Inc.
5.15%	09/15/10	Baa2	335	334,626
MetLife, Inc.
5.70%	06/15/35	A2	1,185	1,082,084
6.125%	12/01/11	A2	435	451,079
6.375%	06/15/34	A2	85	83,941
St. Paul Travelers Cos., Inc.
6.75%	06/20/36	A3	740	772,238
W.R. Berkley Corp.
5.60%	05/15/15	Baa2	705	682,853
6.15%	08/15/19	Baa2	575	556,457
XL Capital Ltd. (Cayman Islands)
5.25%	09/15/14	A3	110	106,967

				9,405,807

Lodging
Starwood Hotels & Resorts Worldwide, Inc.
6.25%	02/15/13	Baa3	370	370,225

Media & Entertainment — 0.3%
Chancellor Media Corp.
8.00%	11/01/08	Baa3	745	770,023
Idearc, Inc. Bank Loan(j)
6.83%	11/17/14	Ba2	1,485	1,412,776
News America Holdings, Inc.
7.625%	11/30/28	Baa2	1,360	1,507,087
Time Warner, Inc.
6.75%	04/15/11	Baa2	725	755,114
7.25%	10/15/17	Baa2	745	796,892
9.15%	02/01/23	Baa2	625	764,664
Viacom, Inc.
6.875%	04/30/36	Baa3	865	867,358

				6,873,914

Metals — 0.1%
Alcan, Inc. (Canada)
4.50%	05/15/13	A3	255	248,968
5.00%	06/01/15	A3	755	731,387

SEE NOTES TO FINANCIAL STATEMENTS.

A28

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

Description	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (continued)
Metals (continued)
Alcoa, Inc.
5.90%	02/01/27	Baa1	$110	$103,868
Peabody Energy Corp.
7.375%	11/01/16	Ba1	1,150	1,178,750
Southern Copper Corp.
7.50%	07/27/35	Baa2	120	127,093
United States Steel Corp.
5.65%	06/01/13	Baa3	540	523,083

				2,913,149

Non Captive Finance — 0.3%
Capital One Bank
6.50%	06/13/13	A3	10	9,809
Capital One Financial Corp., M.T.N.
5.70%	09/15/11	A3	570	550,655
CIT Group, Inc.
4.25%	02/01/10	A2	480	461,835
Countrywide Financial Corp., M.T.N.
5.80%	06/07/12	Baa3	1,160	847,379
General Electric Capital Corp., M.T.N.
5.55%	05/04/20	Aaa	1,875	1,928,204
5.625%	09/15/17	Aaa	205	210,325
GMAC LLC(g)
6.1188%	05/15/09	Ba3	640	596,086
Household Finance Corp.
4.75%	05/15/09	Aa3	370	368,771
HSBC Finance Corp.
5.70%	06/01/11	Aa3	585	588,257
International Lease Finance Corp.
3.50%	04/01/09	A1	750	737,172
Residential Capital LLC
7.50%	02/22/11	Ba3	240	149,400
7.875%	06/30/10	Ba3	610	390,400
8.00%	04/17/13	Ba3	910	559,650

				7,397,943

Paper
Plum Creek Timberlands LP
5.875%	11/15/15	Baa3	515	507,771

Pipelines & Other — 0.3%
Atmos Energy Corp.
4.00%	10/15/09	Baa3	1,815	1,788,421
Duke Energy Field Services Corp.
7.875%	08/16/10	Baa2	1,830	1,963,058
Enterprise GP Holdings LP, Bank Loan(j)
7.161%	11/08/14	Ba2	1,000	994,375
Enterprise Products Operating LP
4.625%	10/15/09	Baa3	710	708,883
6.875%	03/01/33	Baa3	140	146,266
Kinder Morgan, Inc., Bank Loan(j)
6.35%	05/30/14	Ba2	1,161	1,152,295
Oneok, Inc.
5.51%	02/16/08	Baa2	1,630	1,628,995
Oneok Partners LP
6.65%	10/01/36	Baa2	455	460,087
Sempra Energy
6.00%	02/01/13	Baa1	80	82,643

SEE NOTES TO FINANCIAL STATEMENTS.

A29

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

Description	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (continued)
Pipelines & Other (continued)
Spectra Energy Capital LLC
6.25%	02/15/13	Baa1	$205	$212,518

				9,137,541

Railroads — 0.2%
Burlington Northern Santa Fe Corp.
6.70%	08/01/28	Baa1	735	765,131
CSX Corp.
6.15%	05/01/37	Baa3	690	644,820
6.25%	03/15/18	Baa3	375	376,915
Norfolk Southern Corp.
5.59%	05/17/25	Baa1	630	583,748
7.80%	05/15/27	Baa1	24	28,604
Union Pacific Corp.
3.625%	06/01/10	Baa2	1,395	1,354,751
6.625%	02/01/08	Baa2	1,755	1,756,407
6.65%	01/15/11	Baa2	760	790,084

				6,300,460

Real Estate Investments Trusts — 0.2%
Brandywine Operating Partnership LP
5.75%	04/01/12	Baa3	1,405	1,390,826
Mack-Cali Realty Corp.
7.25%	03/15/09	Baa2	1,595	1,637,920
Post Apartment Homes LP
5.45%	06/01/12	Baa3	545	553,452
6.30%	06/01/13	Baa3	650	682,166
Simon Property Group LP
5.75%	05/01/12	A3	1,625	1,634,721

				5,899,085

Retailers — 0.2%
CVS Caremark Corp.
5.75%	08/15/11	Baa2	1,240	1,270,179
5.75%	06/01/17	Baa2	1,580	1,590,169
Federated Retail Holdings, Inc.
5.35%	03/15/12	Baa2	815	794,051
5.90%	12/01/16	Baa2	100	94,180
Home Depot, Inc.
5.875%	12/16/36	Baa1	315	265,829
May Department Stores Co.
6.65%	07/15/24	Baa2	60	55,424
Wal-Mart Stores, Inc.
5.25%	09/01/35	Aa2	235	208,448

				4,278,280

Sovereign — 0.2%
United Mexican States (Mexico)
5.875%, M.T.N.	01/15/14	Baa1	4,050	4,212,000
7.50%	01/14/12	Baa1	1,630	1,789,740

				6,001,740

Structured Notes — 0.1%
CDX North America High Yield,
Series 9-T1, 144A(b)
8.75%	12/29/12	B3	2,200	2,169,750

SEE NOTES TO FINANCIAL STATEMENTS.

A30

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

Description	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (continued)
Technology — 0.3%
Electronic Data Systems Corp.
7.45%	10/15/29	Ba1	$120	$123,121
First Data Corp., Bank Loans(j)
7.981%	09/24/14	Ba3	1,497	1,424,072
7.981%	09/24/14	Ba3	1,096	1,039,314
Fiserv, Inc.
6.125%	11/20/12	Baa2	960	977,087
Flextronics International Ltd. (Singapore), Bank Loans(j)
7.234%	10/01/14	Ba1	223	217,090
7.474%	10/01/14	Ba1	777	755,588
Freescale Semiconductor, Inc.
8.875%	12/15/14	B2	550	490,875
International Business Machines Corp.
5.70%	09/14/17	A1	500	516,881
Intuit, Inc.
5.40%	03/15/12	Baa2	575	584,000
Jabil Circuit, Inc.
5.875%	07/15/10	Ba1	1,800	1,821,493
Metavante Corp., Bank Loan(j)
6.644%	11/01/14	Ba2	1,000	971,875
Motorola, Inc.
8.00%	11/01/11	Baa1	128	137,979

				9,059,375

Telecommunications — 0.9%
America Movil SA de CV (Mexico)
6.375%	03/01/35	A3	630	622,957
AT&T Corp.
8.00%	11/15/31	A2	1,930	2,370,181
AT&T Wireless Services, Inc.
8.125%	05/01/12	A2	800	889,535
8.75%	03/01/31	A3	1,235	1,600,539
BellSouth Corp.
4.20%	09/15/09	A2	1,365	1,356,874
British Telecommunications PLC (United Kingdom)
9.125%	12/15/30	Baa1	1,415	1,872,929
Cingular Wireless LLC
7.125%	12/15/31	A3	535	590,443
Deutsche Telekom International Finance BV (Netherlands)(c)
8.25%	06/15/30	A3	345	430,474
Embarq Corp.
7.082%	06/01/16	Baa3	350	360,633
7.995%	06/01/36	Baa3	1,645	1,733,560
France Telecom SA (France)
8.50%	03/01/31	A3	360	466,797
Nextel Communications, Inc.(b)
5.95%	03/15/14	Baa3	1,475	1,386,454
PCCW HKT Capital Ltd., 144A
8.00%	11/15/11	Baa2	2,275	2,500,261
Qwest Corp.
8.875%	03/15/12	Ba1	2,000	2,140,000
Royal KPN NV (Netherlands)
8.00%	10/01/10	Baa2	645	691,741
SBC Communications, Inc.
4.125%	09/15/09	A2	1,335	1,326,511
5.30%	11/15/10	A2	1,180	1,200,971

SEE NOTES TO FINANCIAL STATEMENTS.

A31

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

Description	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (continued)
Telecommunications (continued)
Telecom Italia Finance (Luxembourg)
5.25%	11/15/13	Baa2	$170	$168,016
Telefonica Emisiones SAU (Spain)
7.045%	06/20/36	Baa1	210	234,735
TELUS Corp. (Cananda)
8.00%	06/01/11	Baa1	1,500	1,625,204
US Cellular Corp.
6.70%	12/15/33	Baa3	600	551,050
Verizon Communications, Inc.
6.25%	04/01/37	A3	105	107,676
Vodafone Group PLC (United Kingdom)
6.15%(b)	02/27/37	Baa1	435	429,615
7.75%	02/15/10	Baa1	950	1,002,145

				25,659,301

Tobacco — 0.1%
Altria Group, Inc.
7.65%	07/01/08	Baa1	765	777,294
Reynolds American, Inc.
6.75%	06/15/17	Ba1	910	926,856
7.25%	06/15/37	Ba1	410	414,379

				2,118,529

Mortgage Backed Securities — 15.2%
Federal Home Loan Mortgage Corp.
4.50%	02/01/19-07/01/20		7,511	7,382,884
5.00%	07/01/18-05/01/34		13,494	13,414,484
5.238%(g)	12/01/35		3,684	3,690,578
5.50%	12/01/33-07/01/34		11,169	11,160,929
5.50%	TBA 30 YR		36,500	36,420,138
6.00%	03/01/32-12/01/33		3,338	3,403,360
6.00%	TBA 30 YR		21,000	21,308,448
6.50%	12/01/14-09/01/16		602	620,866
7.00%	05/01/31-09/01/33		5,514	5,786,366
Federal National Mortgage Association
4.00%	06/01/19		2,614	2,507,239
4.366%(g)	11/01/35		4,193	4,181,711
4.50%	11/01/18-01/01/35		17,001	16,519,238
4.96%(g)	07/01/33		1,287	1,293,772
5.00%	10/01/18-02/01/36		8,059	7,965,996
5.00%	TBA 30 YR		55,500	54,147,187
5.50%	03/01/16-04/01/37		63,903	63,981,858
5.50%	TBA 15 YR		9,500	9,621,714
5.50%	TBA 30 YR		38,000	37,952,500
5.914%(g)	06/01/37		6,999	7,126,217
5.977%(g)	07/01/37		5,353	5,440,929
6.00%	04/01/13-09/01/36		32,754	33,346,862
6.00%	TBA 30 YR		11,500	11,676,088
6.50%	07/01/17-01/01/37		12,560	12,938,031
7.00%	08/01/11-07/01/32		1,252	1,316,796
7.50%	05/01/12-05/01/32		973	1,024,927
Government National Mortgage Association
5.50%	08/15/33-04/15/36		15,862	15,982,633
6.00%	11/15/23-07/15/37		6,679	6,838,139
6.00%	TBA 30 YR		8,000	8,190,000
6.50%	10/15/23-09/15/36		7,102	7,364,536
7.00%	09/15/31		166	176,128
8.00%	01/15/24-04/15/25		195	210,384

				412,990,938

SEE NOTES TO FINANCIAL STATEMENTS.

A32

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

Description	Maturity Date	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (continued)
U.S. Government Agency Obligations — 1.9%
Federal Farm Credit Bank
4.75%	05/07/10	$280	$287,206
4.875%	01/17/17	845	866,862
Federal Home Loan Bank
3.625%	12/17/10	215	215,028
4.375%	10/03/08	7,925	7,921,743
4.50%	10/09/09	4,715	4,787,785
4.75%	06/11/08-04/24/09	11,175	11,227,467
5.00%	10/16/09	10,270	10,332,493
Federal Home Loan Mortgage Corp.
4.75%	01/18/11	180	185,774
5.125%(b)	11/17/17	8,210	8,566,651
5.25%	07/18/11	3,100	3,257,709
Federal National Mortgage Association
5.00%	03/15/16	2,485	2,596,835
6.125%	03/15/12	1,220	1,325,454
Tennessee Valley Authority,
Series B 5.88%	04/01/36	85	97,632

			51,668,639

U.S. Treasury Securities — 2.9%
United States Treasury Bonds
4.75%(b)	02/15/37	10,616	11,110,303
6.625%	02/15/27	1,015	1,288,178
7.875%(b)	02/15/21	1,900	2,555,500
8.125%(b)(c)	05/15/21-08/15/21	2,395	3,292,105
8.875%(b)	08/15/17	3,350	4,609,392
United States Treasury Inflation Index
0.875%(b)	04/15/10	1,764	1,758,569
1.625%	01/15/15	1,209	1,213,841
1.875%	07/15/13-07/15/15	2,355	2,415,065
2.00%(b)	01/15/14-01/15/26	5,691	5,795,365
2.375%	04/15/11-01/15/27	3,473	3,646,670
2.50%	07/15/16	1,024	1,092,176
2.625%	07/15/17	454	489,442
3.00%	07/15/12	1,389	1,503,869
3.375%	01/15/12-04/15/32	730	858,493
3.50%	01/15/11	732	787,499
3.625%	04/15/28	1,072	1,358,241
3.875%	01/15/09-04/15/29	2,201	2,629,674
4.25%	01/15/10	745	795,004
United States Treasury Notes
3.375%	09/15/09	420	422,198
4.25%	11/15/17	605	615,540
4.75%	02/15/10	3,220	3,331,190
4.875%(b)	08/15/16	11,770	12,533,215
United States Treasury Strips
Zero	02/15/19-11/15/21	27,610	15,497,639

			79,599,168

TOTAL LONG-TERM BONDS (cost $976,561,516)			977,581,010

TOTAL LONG-TERM INVESTMENTS (cost $1,933,442,770)			2,377,542,177

SEE NOTES TO FINANCIAL STATEMENTS.

A33

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

Description	Maturity Date	Principal Amount (000)	Value (Note 2)

SHORT-TERM INVESTMENTS — 27.7%
U.S. Treasury Security — 0.3%
United States Treasury Bills(c)(f) (cost $7,054,793)
2.90%	03/20/08	$7,100	$7,051,542

		Shares
Affiliated Mutual Funds — 27.4%
Dryden Core Investment Fund — Dryden Short-Term Bond Series(i) (cost $154,777,278)		15,510,033	146,414,713
Dryden Core Investment Fund — Taxable Money Market Series (cost $600,361,400; includes $241,495,833 of cash collateral received for securities on loan)(h)(i)		600,361,400	600,361,400

TOTAL AFFILIATED MUTUAL FUNDS (cost $755,138,678)			746,776,113

TOTAL SHORT-TERM INVESTMENTS (cost $762,193,471)			753,827,655

TOTAL INVESTMENTS — 115.0% (cost $2,695,636,241)			3,131,369,832

LIABILITIES IN EXCESS OF OTHER ASSETS(k) — (15.0%)			(409,517,752)

TOTAL NET ASSETS — 100.0%			$2,721,852,080

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
I/O	Interest Only
M.T.N.	Medium Term Note
TBA	To Be Announced

(a)	Non-income producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $232,883,257; cash collateral of $241,495,833 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Security segregated as collateral for futures contracts.

(d)	Standard & Poor’s rating.

(e)	Increase/decrease in rate variable upon increase/decrease in Moody’s or Standard & Poor’s rating.

(f)	Rate quoted represents yield-to-maturity as of purchase date.

(g)	Indicates a variable rate security.

(h)	Represents security, or a portion thereof, purchased with cash collateral for securities on loan.

(i)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series and Dryden Core Investment Fund – Short-Term Bond Series.

(j)	Indicates a security that has been deemed illiquid.

(k)	Liabilities in excess of other assets include unrealized appreciation (depreciation) on financial futures, interest rate swaps and credit default swaps as follows:

Open futures contracts outstanding at December 31, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at December 31, 2007	Unrealized Appreciation/ (Depreciation)
Long Positions:
15	U.S. Treasury 2 Yr. Notes	Mar. 2008	$3,143,846	$3,153,750	$9,904
969	U.S. Treasury 5 Yr. Notes	Mar. 2008	106,705,711	106,862,531	156,820
225	U.S. Treasury 10 Yr. Notes	Mar. 2008	25,467,997	25,512,891	44,894
150	U.S. Treasury 30 Yr. Bond	Mar. 2008	17,417,169	17,456,250	39,081
300	S&P 500 Index	Mar. 2008	111,610,571	110,790,000	(820,571)

					$(569,872)

SEE NOTES TO FINANCIAL STATEMENTS.

A34

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

Interest rate swap agreements outstanding at December 31, 2007:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.(a)	08/14/2012	6,486	5.20857%	3 month LIBOR	$372,723
Morgan Stanley Capital Services, Inc.(a)	09/12/2012	3,510	4.7357%	3 month LIBOR	125,760
Morgan Stanley Capital Services, Inc.(a)	09/25/2012	3,550	4.94079%	3 month LIBOR	161,785
Morgan Stanley Capital Services, Inc.(a)	10/23/2012	4,680	4.7945%	3 month LIBOR	123,012
Morgan Stanley Capital Services, Inc.(a)	12/07/2012	3,250	4.15033%	3 month LIBOR	2,563
Morgan Stanley Capital Services, Inc.(a)	12/13/2012	3,500	4.34666%	3 month LIBOR	30,891
Merrill Lynch Capital Services, Inc.(b)	12/14/2012	4,930	4.35284%	3 month LIBOR	(47,467)
Morgan Stanley Capital Services, Inc.(b)	12/11/2037	1,650	5.08438%	3 month LIBOR	(19,881)
Merrill Lynch Capital Services, Inc.(b)	12/11/2037	4,075	5.08938%	3 month LIBOR	(62,994)

					$686,392

(a)	Portfolio pays the floating rate and receives the fixed rate.

(b)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at December 31, 2007:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank(a)	06/20/2012	3,500	0.30%	PPG Industries, Inc., 7.05%, 08/15/09	$1,425
JPMorgan Chase Bank(a)	09/20/2012	2,190	1.52%	Residential Capital LLC, 6.50%, 04/17/13	1,031,268
Citibank NA(a)	09/20/2012	3,200	0.32%	Altria Group, Inc., 7.00%, 11/04/13	(1,398)
Morgan Stanley Capital Services, Inc.(a)	09/20/2012	2,600	0.45%	Sara Lee Corp., 6.125%, 11/01/32	(15,867)
Barclays Bank PLC(a)	09/20/2012	2,800	0.595%	Fortune Brands, Inc., 6.25%, 04/01/08	25,934
JPMorgan Chase Bank(a)	06/20/2014	1,110	0.65%	Bunge Ltd. Finance Corp., 5.35%, 04/15/14	(767)
Credit Suisse International(a)	09/20/2017	2,750	0.99%	Gannett Co., Inc., 6.375%, 04/01/12	19,987
Citibank NA(a)	03/25/2035	1,000	3.00%	Centex Home Equity, 6.215%, 03/25/35	(1,250)
Citibank NA(a)	03/25/2035	1,000	3.00%	Morgan Stanley ABS Capital I, 6.765%, 01/25/35	(1,500)
Barclays Bank PLC(a)	09/25/2035	1,000	3.35%	Accredited Mortgage Loan Trust, 7.02%, 09/25/35	460,932
Merrill Lynch Capital Services, Inc.(b)	03/25/2036	1,000	3.72%	AmeriQuest Mortgage Securities, Inc., 7.82%, 03/25/36	744,827
Merrill Lynch Capital Services, Inc.(a)	03/25/2036	1,000	9.00%	AmeriQuest Mortgage Securities Inc., 7.82%, 03/25/36	(654,500)

					$1,609,091

(a)	The Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.

(b)	The Portfolio receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.

SEE NOTES TO FINANCIAL STATEMENTS.

A35

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2007 were as follows:

Affiliated Mutual Funds (including 8.9% of collateral received for securities on loan)	27.4%
Mortgage Backed Securities	15.2
Oil, Gas & Consumable Fuels	5.1
Commercial Mortgage Backed Securities	4.6
U.S. Treasury Securities	3.2
Pharmaceuticals	3.1
Commercial Banks	2.5
Insurance	2.5
Diversified Financial Services	2.1
Computers & Peripherals	2.0
U.S. Government Agency Obligations	1.9
Capital Markets	1.7
Diversified Telecommunication Services	1.7
Industrial Conglomerates	1.7
Software	1.7
Aerospace & Defense	1.5
Communications Equipment	1.3
Media	1.3
Asset Backed Securities	1.2
Electric Utilities	1.2
Energy Equipment & Services	1.2
Food & Staples Retailing	1.2
Semiconductors & Semiconductor Equipment	1.2
Beverages	1.1
Chemicals	1.1
Healthcare Providers & Services	1.1
Household Products	1.1
Electric	1.0
Machinery	1.0
Food Products	0.9
Metals & Mining	0.9
Telecommunications	0.9
Healthcare Equipment & Supplies	0.8
Internet Software & Services	0.8
Tobacco	0.8
Banking	0.7
Collateralized Mortgage Obligations	0.7
Healthcare & Pharmaceutical	0.7
Real Estate Investment Trust	0.7
Specialty Retail	0.7
Brokerage	0.6
Foods	0.6
Hotels, Restaurants & Leisure	0.6
Multi-Utilities	0.6
Biotechnology	0.5
Air Freight & Logistics	0.4
Automobiles	0.4
Capital Goods	0.4
Consumer Finance	0.4
Electrical Equipment	0.4
IT Services	0.4
Multiline Retail	0.4
Wireless Telecommunication Services	0.4
Airlines	0.3
Cable	0.3
Healthcare Insurance	0.3
Household Durables	0.3
Media & Entertainment	0.3

SEE NOTES TO FINANCIAL STATEMENTS.

A36

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

Non Captive Finance	0.3%
Pipelines & Other	0.3
Road & Rail	0.3
Technology	0.3
Thrifts & Mortgage Finance	0.3
Auto Components	0.2
Building Materials & Construction	0.2
Building Products	0.2
Commercial Services & Supplies	0.2
Electronic Equipment & Instruments	0.2
Energy – Other	0.2
Foreign Government Bonds	0.2
Internet & Catalog Retail	0.2
Life Sciences Tools & Services	0.2
Railroads	0.2
Retailers	0.2
Sovereign	0.2
Textiles, Apparel & Luxury Goods	0.2
Trading Companies & Distributors	0.2
Automotive	0.1
Construction & Engineering	0.1
Construction Materials	0.1
Distributors	0.1
Diversified Consumer Services	0.1
Energy – Integrated	0.1
Gas Utilities	0.1
Independent Power Producers & Energy Traders	0.1
Leisure Equipment & Products	0.1
Marine	0.1
Metals	0.1
Office Electronics	0.1
Paper & Forest Products	0.1
Personal Products	0.1
Real Estate Management & Development	0.1
Structured Notes	0.1

115.0
Liabilities in excess of other assets	(15.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A37

CONSERVATIVE BALANCED PORTFOLIO (Continued)

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2007

ASSETS
Investments, at value including securities on loan of $232,883,257:
Unaffiliated investments (cost $1,940,497,563)	$2,384,593,719
Affiliated investments (cost $755,138,678)	746,776,113
Cash	165,829
Foreign currency, at value (cost $21,242)	21,464
Receivable for investments sold	49,039,288
Dividends and interest receivable	9,905,825
Unrealized appreciation on swaps	3,101,107
Premium for swaps purchased	590,000
Receivable for Series shares sold	312,337
Foreign tax reclaim receivable	212,268
Prepaid expenses	30,257

Total Assets	3,194,748,207

LIABILITIES
Collateral for securities on loan	241,495,833
Payable for investments purchased	228,417,844
Management fee payable	1,273,758
Unrealized depreciation on swaps	805,624
Accrued expenses and other liabilities	361,753
Payable for Series shares repurchased	326,852
Due to broker—variation margin	121,465
Payable to custodian	92,369
Transfer agent fee payable	629

Total Liabilities	472,896,127

NET ASSETS	$2,721,852,080

Net assets were comprised of:
Paid-in capital	$2,241,152,474
Retained earnings	480,699,606

Net assets, December 31, 2007	$2,721,852,080

Net asset value and redemption price per share, $2,721,852,080 / 163,109,835 outstanding shares of beneficial interest (authorized 525,000,000 shares)	$16.69

STATEMENT OF OPERATIONS

Year Ended December 31, 2007

INVESTMENT INCOME
Interest	$39,962,768
Unaffiliated dividend income (net of foreign withholding taxes of $645,661)	31,503,942
Affiliated dividend income	26,021,881
Affiliated income from securities loaned, net	537,541

98,026,132

EXPENSES
Management fee	15,239,010
Custodian’s fees and expenses	474,000
Shareholders’ reports	290,000
Insurance expenses	60,000
Trustees’ fees	46,000
Audit fee	24,000
Interest expense	20,128
Legal fees and expenses	15,000
Commitment fee on syndicated credit agreement	9,000
Transfer agent’s fee and expenses (including affiliated expense of $3,000) (Note 4)	3,000
Miscellaneous	34,279

Total expenses	16,214,417

NET INVESTMENT INCOME	81,811,715

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	73,478,627
Short sale transactions	(86,484)
Futures transactions	10,360,031
Swap agreement transactions	7,452,989
Options written transactions	(75,988)
Foreign currency transactions	(10,876)

91,118,299

Net change in unrealized appreciation (depreciation) on:
Investments	(11,397,618)
Futures	286,234
Swaps	2,317,152
Foreign currencies	9,039

(8,785,193)

NET GAIN ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES	82,333,106

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$164,144,821

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2007	2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$81,811,715	$80,839,902
Net realized gain (loss) on investment, swap agreement and foreign currency transactions	91,118,299	(105,478,541)
Net change in unrealized appreciation (depreciation) on investments, swaps and foreign currencies	(8,785,193)	295,289,511

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	164,144,821	270,650,872

DISTRIBUTIONS	(80,805,076)	(75,726,414)
SERIES SHARE TRANSACTIONS:
Series shares sold [894,544 and 1,557,565 shares, respectively]	14,946,386	23,668,066
Series shares issued in reinvestment of distributions [4,870,710 and 5,014,994 shares, respectively]	80,805,076	75,726,414
Series shares repurchased [13,534,553 and 17,938,730 shares, respectively]	(227,819,116)	(273,531,887)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(132,067,654)	(174,137,407)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(48,727,909)	20,787,051
NET ASSETS:
Beginning of year	2,770,579,989	2,749,792,938

End of year	$2,721,852,080	$2,770,579,989

SEE NOTES TO FINANCIAL STATEMENTS.

A38

DIVERSIFIED BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	December 31, 2007

LONG-TERM INVESTMENTS — 97.4% LONG-TERM BONDS — 91.8%	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)

Airlines — 1.4%
American Airlines, Inc., Pass-Thru Certificates, Series 2001-1(a)	Ba1	6.817%	05/23/11		$2,750	$2,664,062
Continental Airlines, Inc., Pass-Thru Certificates, Series 2000-1, Class A-1	Ba1	7.373%	12/15/15		1,134	1,091,384
Continental Airlines, Inc., Pass-Thru Certificates, Series A(a)	Baa1	5.983%	04/19/22		1,850	1,728,992
Continental Airlines, Inc., Series 2000-1, Class A-1	Baa2	6.703%	06/15/21		3	3,179
Continental Airlines, Inc., Series 2000-1, Class A-1	Baa2	7.487%	10/02/10		7,954	8,033,539
Delta Air Lines, Inc., Pass-Thru Certificates, 144A(a)	Baa1	6.821%	08/10/22		1,855	1,753,161
United Airlines, Inc., Pass-Thru Certificates, Series 2007-1, Class A	Baa2	6.636%	07/02/22		1,300	1,220,700

						16,495,017

Asset-Backed Securities — 3.6%
American Express Credit Account Master Trust, Series 2004-C, Class C, 144A(g)	Baa1	5.527%	02/15/12		634	634,273
AmeriQuest Mortgage Securities, Inc., Series 2001-2, Class M3(g)	Baa2	7.79%	10/25/31		725	599,817
AmeriQuest Mortgage Securities, Inc., Series 2003-AR3, Class M6(g)(h)	Baa3	7.835%	10/25/33		1,600	352,630
Amortizing Residential Collateral Trust, Series 2002-BC7, Class M2(g)	BB(f)	6.215%	10/25/32		148	80,153
Bank of America Credit Card Trust, Series 2006-C5, Class C5(g)	Baa2	5.428%	01/15/16		5,750	5,324,980
Bank One Issuance Trust, Series 2003-C1, Class C1	Baa2	4.54%	09/15/10		2,980	2,979,791
CDC Mortgage Capital Trust, Series 2002-HE3, Class M2(g)	Ba3	8.24%	03/25/33		370	100,247
Centex Home Equity, Asset-Backed Certificates, Series 2005-A, Class M4(g)	A1	5.665%	01/25/35		2,400	2,048,274
Citibank Credit Card Issuance Trust, Series 2003-C4, Class C-4	Baa2	5.00%	06/10/15		6,500	6,113,335
Citigroup Mortgage Loan Trust, Inc., Series 2004-RES1, Class M3(g)	Aa3	5.585%	11/25/34		1,240	1,061,877
Countrywide Asset-Backed Certificates, Series 2002-BC3, Class M2(g)	Baa1	6.59%	05/25/32		1,907	1,162,292
Countrywide Asset-Backed Certificates, Series 2004-12, Class MV3(g)	Aa3	5.525%	03/25/35		2,670	2,487,389
CS First Boston Mortgage Securities Corp., Series 2002-HE4, Class M2(g)	Baa3	7.115%	08/25/32		201	79,363
Equity One ABS, Inc., Series 2004-3, Class M1	Aa2	5.70%	07/25/34		2,100	1,929,980
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF6, Class M2(g)	Aa2	5.305%	05/25/36		2,575	2,343,883
Ford Credit Auto Owner Trust, Series 2006-B, Class C	Baa1	5.68%	06/15/12		2,100	2,087,853
Fremont Home Loan Trust, Series 2003-B, Class M1(g)	Aa1	5.565%	12/25/33		499	473,699
IXIS Real Estate Capital Trust, Series 2006-HE1, Class A4(g)	Aaa	5.165%	03/25/36		3,200	2,902,881
Morgan Stanley ABS Capital I, Series 2002-NC6, Class M2(g)	A2	8.015%	11/25/32		174	47,442
Morgan Stanley ABS Capital I, Series 2003-HE1, Class M1(g)	Aa2	5.665%	05/25/33		2,187	1,968,607
New Century Home Equity Loan Trust, Series 2004-4, Class M1(g)	Aa1	5.375%	02/25/35		3,680	3,316,011
Residential Asset Mortgage Products, Inc., Series 2004-RS12, Class MII2(g)(h)	Aa3	5.665%	12/25/34		2,100	1,815,789
Saxon Asset Securities Trust, Series 2002-3, Class M1(g)	Aaa	5.615%	12/25/32		1,469	1,428,948
Securitized Asset Backed Receivables LLC Trust, Series 2006-FR1, Class M1(g)	Aa2	5.265%	11/25/35		2,000	1,444,655
Structured Asset Securities Corp., Series 2002-HF2, Class M3(g)(h)	BBB(f)	6.865%	07/25/32		1,345	535,531

						43,319,700

Automotive — 0.3%
Ford Motor Credit Co.	B1	6.625%	06/16/08		3,500	3,449,005

Banking — 3.3%
Alfa MTN Markets Ltd. for ABH Financial Ltd. (Cypress), 144A	Ba1	8.20%	06/25/12		2,000	1,870,000
Banco ABN Amro Real SA (Cayman Islands), 144A	NR	16.20%	02/22/10	B	RL4,000	2,410,112
Chuo Mitsui Trust & Banking Co. Ltd. (Japan), 144A(g)	A2	5.506%	12/29/49		3,050	2,804,445
Depfa ACS Bank (Ireland), 144A	Aaa	5.125%	03/16/37		3,065	3,029,517
Dresdner Kleinwort Wasserstein for CJSC (The) (Ukraine)	Ba2	7.75%	09/23/09		1,400	1,417,080
HSBK Europe BV (Netherlands), 144A	Baa3	7.25%	05/03/17		2,230	1,940,100
ICICI Bank Ltd. (India), 144A(a)(g)	Baa2	7.25%	12/31/49		2,380	2,154,014
ICICI Bank Ltd. (Singapore), 144A	Baa2	5.75%	11/16/10		2,500	2,479,998

SEE NOTES TO FINANCIAL STATEMENTS.

A39

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

LONG-TERM BONDS (continued)	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Banking (continued)
Kazkommerts International BV (Netherlands), 144A	Ba1	7.875%	04/07/14	2,610	$2,225,025
Kazkommerts International BV (Netherlands), 144A	Ba1	8.00%	11/03/15	1,360	1,114,928
KBC Bank Funding Trust III, 144A(g)	A1	9.86%	11/29/49	5,000	5,371,560
Krung Thai Bank PCL (Thailand)(g)	Baa3	7.378%	12/31/49	1,590	1,489,520
Northern Rock PLC (United Kingdom), 144A(a)(g)(h)	B3	6.594%	12/31/49	920	570,400
Resona Bank Ltd., 144A(a)(g)	A2	5.85%	09/29/49	2,900	2,695,991
Russian Standard Finance Bank SA, 144A	Ba2	7.50%	10/07/10	3,000	2,685,000
Sumitomo Mitsui Banking Corp. (Japan), 144A(a)(g)	Aa3	5.625%	07/29/49	6,380	5,957,247

					40,214,937

Brokerage — 1.1%
Goldman Sachs Group, Inc.(a)	A1	6.45%	05/01/36	1,975	1,855,499
Goldman Sachs Group, Inc.	A1	6.75%	10/01/37	2,380	2,331,872
Lehman Brothers Holdings, Inc.	A2	6.50%	07/19/17	1,210	1,224,347
Merrill Lynch & Co., Inc.	A2	6.11%	01/29/37	2,200	1,943,018
Merrill Lynch & Co., Inc., MTN(a)	A1	6.05%	08/15/12	1,500	1,528,793
Morgan Stanley, MTN	Aa3	5.45%	01/09/17	4,435	4,302,264

					13,185,793

Building Materials & Construction — 0.8%
American Standard, Inc.	Baa3	7.625%	02/15/10	3,800	3,990,251
Centex Corp.(a)	Ba1	6.50%	05/01/16	320	284,408
RPM International, Inc.	Baa3	4.45%	10/15/09	5,150	5,100,740
Ryland Group, Inc.	Ba1	5.375%	06/01/08	606	602,404

					9,977,803

Cable — 0.4%
AT&T Broadband	Baa2	9.455%	11/15/22	1,065	1,354,300
TCI Communications, Inc.	Baa2	7.875%	02/15/26	750	847,540
Time Warner Cable, Inc.	Baa2	5.40%	07/02/12	1,545	1,548,105
Time Warner Cable, Inc.	Baa2	5.85%	05/01/17	975	977,406

					4,727,351

Capital Goods — 0.8%
Honeywell International, Inc.	A2	5.70%	03/15/37	370	365,299
Rockwell International Co.	A2	5.20%	01/15/98	6,500	5,236,185
United Technologies Corp.(a)	A2	6.05%	06/01/36	2,055	2,114,361
Waste Management, Inc.	Baa3	7.65%	03/15/11	2,100	2,301,594

					10,017,439

Chemicals — 1.5%
Huntsman International LLC	Ba1	11.625%	10/15/10	2,100	2,226,000
ICI Wilmington, Inc.	Baa2	4.375%	12/01/08	2,040	2,037,191
Lubrizol Corp.	Baa3	4.625%	10/01/09	5,600	5,623,822
Lubrizol Corp.	Baa3	5.875%	12/01/08	550	552,702
Potash Corp. of Saskatchewan (Canada)	Baa1	5.875%	12/01/36	4,545	4,197,489
Union Carbide Chemical & Plastics Co.	Ba2	7.875%	04/01/23	3,058	3,199,751

					17,836,955

Collateralized Mortgage Obligations — 0.6%
Countrywide Alternative Loan Trust, Series 2004-18CB, Class 3A1	Aaa	5.25%	09/25/19	2,353	2,300,285
Master Alternative Loan Trust, Series 2004-4, Class 4A1	Aaa	5.00%	04/25/19	496	492,866
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3(g)	Aaa	4.17%	02/25/34	3,209	3,268,658
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	AAA(f)	5.00%	03/25/20	1,714	1,674,896

					7,736,705

Commercial Mortgage-Backed Securities — 8.2%
Banc of America Commercial Mortgage, Inc., Series 2005-1, Class ASB(g)	AAA(f)	4.85%	11/10/42	5,950	5,956,888
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4(g)	AAA(f)	5.74%	05/10/45	9,400	9,715,381

SEE NOTES TO FINANCIAL STATEMENTS.

A40

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

LONG-TERM BONDS (continued)	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Commercial Mortgage-Backed Securities (continued)
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-T18, Class AAB(g)	Aaa	4.823%	02/13/42	2,475	$2,429,515
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-T20, Class AAB(g)	Aaa	5.138%	10/12/42	3,400	3,401,097
Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class A3	Aaa	5.311%	12/15/39	2,330	2,321,897
GMAC Commercial Mortgage Securities, Inc., Series 2002-C3, Class A2	Aaa	4.93%	07/10/39	8,500	8,522,104
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A4	Aaa	4.111%	07/05/35	12,700	12,239,038
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1A, Class A2	Aaa	4.767%	03/12/39	4,969	4,931,258
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4(g)	Aaa	5.294%	01/12/43	3,275	3,274,174
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	9,300	9,104,072
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A4(g)	Aaa	4.918%	10/15/42	3,700	3,589,682
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A3	Aaa	4.83%	11/15/27	3,375	3,381,483
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A6(g)	Aaa	4.799%	12/15/29	4,200	4,150,594
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4(g)	Aaa	5.883%	06/15/38	6,130	6,397,118
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4(g)	Aaa	5.909%	06/12/46	2,325	2,426,611
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A1	Aaa	5.91%	03/12/34	2,292	2,307,865
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A4	Aaa	4.98%	11/15/34	2,500	2,509,288
Wachovia Bank Commercial Mortgage Trust, Series 2003-C3, Class A2	AAA(f)	4.867%	02/15/35	7,330	7,313,045
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A3	AAA(f)	4.608%	12/15/35	4,750	4,734,107
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class APB	Aaa	4.807%	04/15/42	1,500	1,474,389

					100,179,606

Consumer — 0.1%
Realogy Corp., PIK, 144A(a)	Caa1	11.00%	04/15/14	2,000	1,390,000

Electric — 3.0%
CenterPoint Energy Houston Electric LLC	Baa2	5.70%	03/15/13	2,950	2,978,208
Consumers Energy Co.	Baa1	5.375%	04/15/13	1,000	997,234
EDP Finance BV (Netherlands), 144A	A2	6.00%	02/02/18	1,170	1,141,143
El Paso Electric Co.	Baa2	6.00%	05/15/35	2,325	2,173,631
Empresa Nacional de Electricidad SA (Chile)	Baa3	8.35%	08/01/13	625	708,081
Energy East Corp.	Baa2	6.75%	06/15/12	750	795,632
Energy East Corp.	Baa2	6.75%	09/15/33	1,150	1,162,219
Enersis SA (Chile)	Baa3	7.375%	01/15/14	3,700	3,961,101
Exelon Corp.	Baa1	4.90%	06/15/15	500	470,659
Exelon Generation Co. LLC	A3	6.20%	10/01/17	1,930	1,918,090
Georgia Power Co., Series B	A2	5.70%	06/01/17	1,285	1,319,367
Korea East-West Power Co. Ltd. (South Korea), 144A	A1	4.875%	04/21/11	1,700	1,707,895
NiSource Finance Corp.	Baa3	5.45%	09/15/20	1,345	1,203,567
Northern States Power Co.	A2	8.00%	08/28/12	2,800	3,144,771
Orion Power Holdings, Inc.	B2	12.00%	05/01/10	1,920	2,092,800
Sierra Pacific Power Co., Series P(a)	Baa3	6.75%	07/01/37	2,325	2,403,339
Southern California Edison Co.	A3	7.625%	01/15/10	1,100	1,167,553
Texas Competitive Electric Holdings Co. LLC, 144A	B3	10.25%	11/01/15	2,650	2,623,500
Virginia Electric and Power Co., Series A	Baa1	6.00%	05/15/37	1,720	1,682,236
Xcel Energy, Inc.	Baa1	3.40%	07/01/08	1,330	1,318,103
Xcel Energy, Inc.	Baa1	5.613%	04/01/17	1,947	1,923,229

					36,892,358

SEE NOTES TO FINANCIAL STATEMENTS.

A41

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

LONG-TERM BONDS (continued)	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Emerging Markets — 0.2%
Alfa Diversified Payment Rights Finance Co.,
Series 1A, Class A, 144A(g)	Baa3	6.591%	03/15/11	2,480	$2,389,983

Energy – Integrated — 0.2%
Suncor Energy, Inc. (Canada)(a)	A3	6.50%	06/15/38	1,900	2,031,518

Energy – Other — 1.4%
EnCana Corp. (Canada)	Baa2	5.90%	12/01/17	2,500	2,557,438
GS Caltex Corp. (South Korea), 144A	Baa1	7.75%	07/25/11	3,250	3,484,444
Halliburton Co.(a)	A2	5.50%	10/15/10	625	642,470
Newfield Exploration Co.	Ba3	6.625%	04/15/16	320	313,600
Nexen, Inc. (Canada)	Baa2	6.40%	05/15/37	1,890	1,886,829
Occidental Petroleum Corp., MTN	A3	4.25%	03/15/10	3,250	3,231,904
Pioneer Natural Resources Co.	Ba1	6.875%	05/01/18	1,750	1,692,294
Talisman Energy, Inc. (Canada)	Baa2	6.25%	02/01/38	230	224,149
Transocean, Inc. (Cayman Islands)	Baa2	6.80%	03/15/38	1,200	1,224,418
Western Oil Sand, Inc. (Canada)	Baa3	8.375%	05/01/12	1,900	2,119,081

					17,376,627

Foods — 1.5%
Cadbury Schweppes US Finance LLC, 144A	Baa2	3.875%	10/01/08	2,600	2,584,249
Delhaize Group (Belgium)	Baa3	6.50%	06/15/17	715	731,464
HJ Heinz Co., 144A	Baa2	6.428%	12/01/08	3,550	3,614,077
Kraft Foods, Inc.	Baa2	5.625%	11/01/11	860	879,500
Kraft Foods, Inc.	Baa2	6.125%	02/01/18	2,770	2,791,177
McDonald’s Corp.(a)	A3	6.30%	10/15/37	1,400	1,451,852
Tyson Foods, Inc.	Ba1	6.85%	04/01/16	1,000	1,026,155
Tyson Foods, Inc.	Ba2	8.25%	10/01/11	2,550	2,770,539
Yum! Brands, Inc.	Baa2	8.875%	04/15/11	1,705	1,880,661

					17,729,674

Gaming — 0.5%
Harrah’s Operating Co., Inc.	Baa3	5.625%	06/01/15	2,500	1,825,000
Mandalay Resorts Group	B1	9.375%	02/15/10	33	34,155
MGM Mirage, Inc.	Ba2	6.875%	04/01/16	3,000	2,827,500
Station Casinos, Inc.	B2	6.00%	04/01/12	1,930	1,717,700

					6,404,355

Health Care & Pharmaceutical — 1.7%
Abbott Laboratories(a)	A1	5.60%	11/30/17	1,950	2,003,471
Accellent, Inc.	Caa3	10.50%	12/01/13	670	562,800
Alliance Imaging, Inc., Sr. Sub. Notes	B3	7.25%	12/15/12	1,500	1,425,000
AmerisourceBergen Corp.	Ba1	5.875%	09/15/15	2,325	2,281,274
Cardinal Health, Inc., 144A	Baa2	6.30%	10/15/16	265	271,606
Community Health Systems, Inc.	B3	8.875%	07/15/15	800	815,000
HCA, Inc., MTN	Caa1	8.70%	02/10/10	1,700	1,704,432
HCA, Inc., PIK(a)	B2	9.625%	11/15/16	2,200	2,326,500
Hospira, Inc.	Baa3	5.55%	03/30/12	2,500	2,542,185
Schering-Plough Corp.	Baa1	5.55%	12/01/13	2,735	2,767,215
Teva Pharmaceutical Finance LLC	Baa2	6.15%	02/01/36	750	744,799
Wyeth(a)(b)	A3	5.45%	04/01/17	1,460	1,476,774
Wyeth(b)	A3	5.95%	04/01/37	2,360	2,366,261

					21,287,317

Health Care Insurance — 1.5%
Aetna, Inc.	A3	6.75%	12/15/37	1,900	1,895,244
Cigna Corp.	Baa2	5.375%	03/15/17	2,125	2,034,226
Cigna Corp.	Baa2	6.15%	11/15/36	2,300	2,133,975
Coventry Health Care, Inc.(a)	Ba1	6.125%	01/15/15	4,025	4,039,019
Health Net, Inc.	Ba2	6.375%	06/01/17	1,315	1,282,387
UnitedHealthcare Group, Inc., 144A	A3	6.00%	06/15/17	3,775	3,812,773
Wellpoint, Inc.(a)	Baa1	5.875%	06/15/17	2,625	2,642,855

					17,840,479

SEE NOTES TO FINANCIAL STATEMENTS.

A42

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

LONG-TERM BONDS (continued)	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)

Insurance — 1.0%
Ace INA Holdings, Inc.	A3	5.70%	02/15/17		1,135	$1,124,783
Allied World Insurance Holdings Ltd. (Bermuda)	Baa1	7.50%	08/01/16		1,700	1,779,023
American International Group, Inc.(a)	Aa2	4.25%	05/15/13		1,820	1,731,310
American International Group, Inc.	Aa2	5.05%	10/01/15		315	304,203
Axis Capital Holdings Ltd. (Bermuda)	Baa1	5.75%	12/01/14		3,350	3,283,746
Travelers Cos., Inc., MTN	A3	6.25%	06/15/37		1,890	1,830,677
XL Capital Ltd. (Cayman Islands)(a)(g)	Baa2	6.50%	12/31/49		1,880	1,643,799
XL Capital Ltd., Class A (Cayman Islands)	A3	5.25%	09/15/14		140	136,139

						11,833,680

Lodging — 0.4%
Felcore Lodging LP(g)	Ba3	6.787%	12/01/11		1,800	1,759,500
Royal Caribbean Cruises Ltd. (Liberia), Sr. Notes	Ba1	8.00%	05/15/10		1,730	1,788,517
Starwood Hotels & Resorts Worldwide, Inc.	Baa3	6.25%	02/15/13		980	980,595

						4,528,612

Media & Entertainment — 1.4%
Clear Channel Communications, Inc.	Baa3	8.00%	11/01/08		4,720	4,878,536
Dex Media West LLC, Series B	B1	9.875%	08/15/13		2,560	2,662,400
News America, Inc.	Baa2	7.625%	11/30/28		1,415	1,568,035
RH Donnelley Corp., 144A	B3	8.875%	10/15/17		1,600	1,480,000
Thomson Corp. (Canada)	Baa1	5.75%	02/01/08		2,750	2,753,136
Time Warner, Inc.	Baa2	5.875%	11/15/16		1,595	1,585,200
Viacom, Inc.	Baa3	6.75%	10/05/37		720	714,239
Viacom, Inc.	Baa3	6.875%	04/30/36		1,090	1,092,971

						16,734,517

Metals — 0.5%
Russel Metals, Inc., Sr. Notes (Canada)	Ba2	6.375%	03/01/14		685	634,481
United States Steel Corp.	Baa3	7.00%	02/01/18		2,000	1,986,624
Xstrata Finance Canada Ltd. (Canada), 144A	Baa2	5.50%	11/16/11		3,430	3,489,476

						6,110,581

Non-Captive Finance — 2.3%
Bosphorus Financial Services Ltd. (Cayman Islands), 144A(g)	Baa2	6.6688%	02/15/12		2,225	2,222,998
Capital One Financial Corp.	Baa1	6.15%	09/01/16		700	621,145
CIT Group, Inc.	A2	5.65%	02/13/17		5,650	4,959,801
Countrywide Financial Corp., MTN	Baa3	5.80%	06/07/12		1,775	1,296,636
General Electric Capital Australia Funding Pty Ltd. (Australia), MTN	Aaa	6.00%	04/15/15	AUD	4,440	3,434,116
Nelnet, Inc.(g)	Baa3	7.40%	09/29/36		6,500	6,244,491
Preferred Term Securities X, Class A-1 (Cayman Islands), 144A(g)(h)	Aaa	5.92%	07/03/33		3,863	3,954,015
Residential Capital LLC(a)	Ba3	8.00%	04/17/13		4,270	2,626,050
Residential Capital LLC, MTN	Ba3	9.375%	07/01/14	GBP	2,400	2,723,147

						28,082,399

Non-Corporate Foreign Agency — 1.2%
Credit Suisse First Boston International for CJSC (The) (Ukraine)	Ba2	6.80%	10/04/12		1,400	1,359,540
Gazprom International SA (Luxembourg), 144A	BBB+(f)	7.201%	02/01/20		2,175	2,205,281
Gazprom OAO (Russia)	A3	10.50%	10/21/09		1,685	1,822,580
National Power Corp. (Philippines), 144A(a)(g)	BB-(f)	9.265%	08/23/11		1,530	1,659,438
Petronas Capital Ltd. (Malaysia), 144A	A1	7.00%	05/22/12		7,300	7,936,859

						14,983,698

Non-Corporate Sovereign — 4.9%
Buoni Poliennali Del Tesoro (Italy)	Aa2	4.00%	02/01/37	EUR	2,215	2,771,210
Deutsche Bundesrepublik (Denmark)	Aaa	4.00%	01/04/37	EUR	3,128	4,137,974
Federal Republic of Argentina (Argentina)(g)	B3	3.00%	04/30/13		2,115	1,319,337
Federal Republic of Argentina (Argentina)(g)	B3	5.389%	08/03/12		2,000	1,778,700
Federal Republic of Brazil (Brazil)	Ba1	9.25%	10/22/10		5,325	5,910,750

SEE NOTES TO FINANCIAL STATEMENTS.

A43

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

LONG-TERM BONDS (continued)	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Non-Corporate Sovereign (continued)

Federal Republic of Brazil (Brazil)(a)	Ba1	12.50%	01/05/16	BRL	750	$458,006
Government of Hungary (Hungary)	A2	8.00%	02/12/15	HUF	1,054,880	6,325,170
Government of Jamaica (Jamaica)	B1	11.00%	07/27/12	EUR	995	1,629,311
Peru Government International Bond (Peru), 144A	Ba2	Zero%	05/31/18		1,837	1,267,530
Republic of Panama (Panama)	Ba1	9.375%	07/23/12		1,295	1,508,675
Republic of Poland (Poland)	A2	6.25%	10/24/15	PLN	23,360	9,637,197
Republic of Turkey (Turkey)	Ba3	9.875%	03/19/08		1,845	1,847,399
Republic of Uruguay (Uruguay)	B1	7.25%	02/15/11		660	693,000
Republic of Venezuela (Venezuela)	B2	10.75%	09/19/13		2,385	2,551,950
Russian Government International Bond (Russia), 144A	Baa2	8.25%	03/31/10		2,883	2,991,590
Sweden Government Bond (Sweden)	Aaa	6.50%	05/05/08	SEK	7,810	1,216,768
United Mexican States (Mexico)(g)	Baa1	5.942%	01/13/09		2,090	2,094,180
United Mexican States (Mexico)	Baa1	7.50%	01/14/12		4,250	4,666,500
United Mexican States (Mexico)	Baa1	8.00%	12/24/08	MXN	77,200	7,085,314

						59,890,561

Paper — 0.7%
Catalyst Paper Corp. (Canada)	B2	8.625%	06/15/11		1,800	1,494,000
Graphic Packaging International, Inc.	B2	8.50%	08/15/11		2,970	2,940,300
International Paper Co.	Baa3	4.00%	04/01/10		2,815	2,787,213
Norampac, Inc., Sr. Notes (Canada)	Ba3	6.75%	06/01/13		1,400	1,277,500

						8,499,013

Pipelines & Other — 1.0%
Atmos Energy Corp.(e)	Baa3	4.00%	10/15/09		5,300	5,222,387
CenterPoint Energy Resources Corp.	Baa3	6.125%	11/01/17		1,340	1,363,703
Oneok, Inc.	Baa2	5.51%	02/16/08		6,000	5,996,302

						12,582,392

Railroads — 0.3%
CSX Corp.	Baa3	5.75%	03/15/13		2,600	2,632,219
Union Pacific Corp.	Baa2	5.45%	01/31/13		1,500	1,513,082

						4,145,301

Real Estate Investments Trusts — 0.4%
Equity One, Inc.	Baa3	3.875%	04/15/09		1,450	1,404,226
Post Apartment Homes LP	Baa3	5.45%	06/01/12		2,300	2,335,669
Realty Income Corp.	Baa1	6.75%	08/15/19		1,545	1,593,851

						5,333,746

Retailers — 0.6%
CVS Caremark Corp.(a)	Baa2	6.25%	06/01/27		3,020	3,026,532
Neiman-Marcus Group, Inc., PIK	B2	9.00%	10/15/15		2,750	2,835,938
Target Corp.	A2	6.50%	10/15/37		800	804,081

						6,666,551

Structured Notes — 1.7%
CDX North America High Yield, Ser. 9-T1, 144A(a)	B3	8.75%	12/29/12		2,000	1,972,500
Dow Jones CDX High Yield, 144A	B3	8.25%	12/29/10		8,500	8,776,250
Dow Jones CDX High Yield, 144A(a)	B3	8.625%	06/29/11		10,128	10,444,191

						21,192,941

Technology — 0.8%
Fidelity National Information Services, Inc.	Ba1	4.75%	09/15/08		1,900	1,873,875
Fiserv, Inc.	Baa2	6.125%	11/20/12		1,600	1,628,478
Freescale Semiconductor, Inc., PIK	B2	9.125%	12/15/14		1,600	1,360,000
Freescale Semiconductor, Inc.(a)	B3	10.125%	12/15/16		1,500	1,237,500
Jabil Circuit, Inc.	Ba1	5.875%	07/15/10		2,000	2,023,881
Motorola, Inc.	Baa1	8.00%	11/01/11		121	130,433
SunGard Data Systems, Inc.	B3	3.75%	01/15/09		720	698,400
Xerox Corp.	Baa2	5.50%	05/15/12		870	884,457

						9,837,024

SEE NOTES TO FINANCIAL STATEMENTS.

A44

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

LONG-TERM BONDS (continued)	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Telecommunications — 2.1%
AT&T Corp.	A2	8.00%	11/15/31	2,475	$3,039,481
Embarq Corp.	Baa3	7.082%	06/01/16	5,600	5,770,133
New Cingular Wireless Services, Inc.	A2	8.125%	05/01/12	1,810	2,012,573
New Cingular Wireless Services, Inc.	A3	8.75%	03/01/31	2,375	3,077,960
Qwest Corp.	Ba1	8.875%	03/15/12	3,300	3,531,000
Sprint Nextel Corp.(a)	Baa3	6.00%	12/01/16	1,335	1,278,654
Telecom Italia Capital (Luxembourg)	Baa2	4.875%	10/01/10	3,400	3,382,283
Telefonica Emisiones SAU (Spain)	Baa1	7.045%	06/20/36	5	5,589
TELUS Corp. (Canada)	Baa1	8.00%	06/01/11	150	162,520
Suncom Wireless, Inc.	Caa2	8.50%	06/01/13	3,200	3,312,000

					25,572,193

Tobacco — 0.4%
Altria Group, Inc.	Baa1	7.65%	07/01/08	1,100	1,117,678
Reynolds American, Inc.	Ba1	6.50%	07/15/10	4,000	4,095,284

					5,212,962

U.S. Government Agency Obligations — 0.2%
Federal Farm Credit Bank	Aaa	4.875%	01/17/17	580	595,006
Federal Home Loan Mortgage Corp.	Aaa	5.50%	07/18/16	120	129,181
Federal National Mortgage Association	Aaa	5.00%	03/15/16	1,685	1,760,831
Federal National Mortgage Association	Aaa	5.625%	07/15/37	165	182,865

					2,667,883

U.S. Government Mortgage-Backed Securities — 38.8%
Federal Home Loan Mortgage Corp.	Aaa	4.50%	02/01/19-07/01/19	15,048	14,791,360
Federal Home Loan Mortgage Corp.	Aaa	5.00%	07/01/19-05/01/34	7,572	7,511,692
Federal Home Loan Mortgage Corp.	Aaa	5.50%	10/01/33-06/01/34	5,268	5,273,151
Federal Home Loan Mortgage Corp.	Aaa	5.50%	TBA 30 YR	47,500	47,396,070
Federal Home Loan Mortgage Corp.	Aaa	6.00%	11/01/33-06/01/34	6,081	6,182,107
Federal Home Loan Mortgage Corp.	Aaa	6.00%	TBA 30 YR	23,500	23,845,168
Federal Home Loan Mortgage Corp.	Aaa	6.50%	07/01/32-09/01/32	3,032	3,134,506
Federal Home Loan Mortgage Corp.	Aaa	7.00%	10/01/32-11/01/33	5,856	6,143,182
Federal National Mortgage Association	Aaa	4.00%	05/01/19-06/01/19	7,191	6,897,898
Federal National Mortgage Association	Aaa	4.50%	06/01/18-02/01/35	29,104	28,386,084
Federal National Mortgage Association	Aaa	5.00%	01/01/19-01/01/20	8,593	8,612,588
Federal National Mortgage Association	Aaa	5.00%	TBA 30 YR	74,000	72,196,250
Federal National Mortgage Association(g)	Aaa	5.228%	10/01/37	11,415	11,507,417
Federal National Mortgage Association(g)	Aaa	5.287%	01/01/36	3,485	3,490,344
Federal National Mortgage Association	Aaa	5.50%	12/01/16-09/01/34	34,108	34,256,223
Federal National Mortgage Association	Aaa	5.50%	TBA 15 YR	10,000	10,128,120
Federal National Mortgage Association	Aaa	5.50%	TBA 30 YR	34,000	33,957,500
Federal National Mortgage Association(g)	Aaa	5.914%	06/01/37	3,999	4,072,124
Federal National Mortgage Association	Aaa	6.00%	09/01/17-02/01/35	22,570	23,008,743
Federal National Mortgage Association	Aaa	6.00%	TBA 30 YR	32,000	32,489,984
Federal National Mortgage Association(g)	Aaa	6.044%	09/01/37	11,226	11,444,012
Federal National Mortgage Association	Aaa	6.50%	11/01/09-10/01/37	23,864	24,575,369
Federal National Mortgage Association	Aaa	7.00%	05/01/32-06/01/32	522	550,046
Federal National Mortgage Association	Aaa	9.00%	10/01/16	3	3,524
Government National Mortgage Association	Aaa	5.50%	01/15/33-01/15/36	16,251	16,342,875
Government National Mortgage Association	Aaa	6.00%	12/15/32-11/15/34	9,717	9,946,912
Government National Mortgage Association	Aaa	6.00%	TBA 30 YR	20,000	20,475,000
Government National Mortgage Association	Aaa	6.50%	09/15/32-11/15/33	5,211	5,401,391
Government National Mortgage Association	Aaa	7.50%	10/15/25-02/15/26	166	177,556

					472,197,196

U.S. Government Treasury Securities — 1.0%
U.S. Treasury Bonds(a)	Aaa	4.75%	02/15/37	11,084	11,600,093

TOTAL LONG-TERM BONDS (cost $1,126,566,844)					1,118,153,965

SEE NOTES TO FINANCIAL STATEMENTS.

A45

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

BANK LOANS — 5.6%	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Aerospace/Defense — 0.2%
Hawker Beechcraft, Inc.(h)	Ba3	7.244%	03/26/14	167	$158,797
Hawker Beechcraft, Inc.(h)	Ba3	7.244%	03/26/14	1,963	1,862,621

					2,021,418

Automotive — 0.6%
Ford Motor Co.(h)	Ba3	8.00%	12/15/13	3,861	3,567,915
Oshkosh Truck Corp.(h)	Ba3	6.90%	12/06/13	3,629	3,478,950

					7,046,865

Cable — 0.4%
Insight Midwest Holding LLC(h)	Ba3	6.753%	10/06/13	4,750	4,552,082

Capital Goods — 0.3%
Capital Safety Group Ltd.(h)	B1	7.631%	07/20/15	409	395,947
Capital Safety Group Ltd.(h)	B1	8.131%	07/20/16	1,091	1,060,756
Hertz Corp.(h)	Ba1	6.66%	12/21/12	278	272,004
Hertz Corp.(h)	Ba1	6.894%	12/21/12	1,315	1,286,311

					3,015,018

Consumer — 0.2%
Huish Detergents, Inc.(h)	B1	6.878%	04/26/14	2,985	2,590,553

Electric — 0.6%
NRG Energy, Inc.(h)	Ba1	6.48%	02/01/13	1,171	1,116,168
NRG Energy, Inc.(h)	Ba1	6.58%	02/01/13	2,537	2,417,540
Reliant Energy, Inc.(h)	B2	5.105%	06/30/14	2,500	2,350,000
Texas Competitive Electric Holdings Co. LLC(h)	Ba3	8.60%	10/10/14	1,995	1,957,596

					7,841,304

Foods — 0.2%
Supervalu, Inc.(h)	Ba3	6.584%	06/02/11	2,538	2,483,108

Gaming — 0.2%
Las Vegas Sands LLC(h)	Ba3	6.58%	05/23/14	2,189	2,048,705
Las Vegas Sands LLC(h)	Ba3	7.11%	05/23/14	550	514,750

					2,563,455

Health Care & Pharmaceutical — 1.1%
Community Health Systems, Inc.(h)	Ba3	7.493%	07/25/14	135	129,342
Community Health Systems, Inc.(h)	Ba3	7.493%	07/25/14	2,676	2,571,753
HCA, Inc.(h)	Ba3	7.08%	11/17/13	2,475	2,381,569
Health Management Associates Term B(h)	Ba2	6.62%	02/28/14	2,045	1,904,307
Inverness Medical Innovations(h)	B1	7.243%	06/26/14	2,985	2,832,019
PTS Acquisition Corp.(h)	Ba3	7.459%	04/10/14	3,881	3,605,632

					13,424,622

Media & Entertainment — 0.4%
Idearc, Inc.(h)	Ba2	6.33%	11/17/13	1,000	939,250
Idearc, Inc.(h)	Ba2	6.83%	11/17/14	1,733	1,648,238
Univision Communications, Inc.(h)	Ba3	7.207%	09/29/14	2,899	2,639,598
Univision Communications, Inc.(h)	Ba3	7.45%	09/29/14	101	91,653

					5,318,739

Paper — 0.1%
Domtar, Inc.(h)	Ba1	6.4025%	03/05/14	1,608	1,540,329

Pipelines & Other — 0.4%
Enterprise GP Holdings LP(h)	Ba2	7.161%	11/08/14	1,535	1,526,366
Kinder Morgan, Inc.(h)	Ba2	6.35%	05/30/14	2,798	2,777,515

					4,303,881

Technology — 0.8%
First Data Corp.(h)	Ba3	7.981%	09/24/14	1,047	992,977
First Data Corp.(h)	Ba3	7.981%	09/24/14	1,995	1,897,494

SEE NOTES TO FINANCIAL STATEMENTS.

A46

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

BANK LOANS (continued)	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Technology (continued)
Flextronics International Ltd. (h)	Ba1	7.234%	10/01/14	668	$651,269
Flextronics International Ltd. (h)	Ba1	7.474%	10/01/14	2,325	2,266,763
Metavante Corp.(h)	Ba2	6.644%	11/01/14	2,500	2,429,687
Sungard Data Systems, Inc.(h)	Ba3	6.897%	02/28/14	1,497	1,443,561

					9,681,751

Telecommunications — 0.1%
Alltel Communications, Inc.(h)	Ba3	7.699	05/16/15	1,596	1,535,928

TOTAL BANK LOANS (cost $70,749,449)					67,919,053

TOTAL LONG-TERM INVESTMENTS (cost $1,197,316,293)					1,186,073,018

SHORT-TERM INVESTMENTS — 25.2%				Shares
Affiliated Mutual Funds
Dryden Core Investment Fund — Short-Term Bond Series(d)				15,922,245	150,305,993

Dryden Core Investment Fund — Taxable Money Market Fund Series (includes $51,702,846 of cash collateral received for securities on loan) (Note 4)(c)(d)				156,711,969	156,711,969

TOTAL AFFILIATED MUTUAL FUNDS (cost $315,303,189)					307,017,962

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT 122.6% (cost $1,512,619,482)					1,493,090,980

SECURITY SOLD SHORT — (0.5)%				Principal Amount (000)#
U.S. Government Mortgage-Backed Security
Federal National Mortgage Association (proceeds $5,371,094)	Aaa	4.50%	TBA 15 YR	5,500	(5,412,341)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT — 122.1% (cost $1,507,248,388)					1,487,678,639

LIABILITIES IN EXCESS OF OTHER ASSETS(i) — (22.1)%					(269,387,949)

TOTAL NET ASSETS — 100.0%					$1,218,290,690

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-kind
TBA	To Be Announced
AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona

#	Principal amount shown in U.S. dollars unless otherwise stated.

(a)	All or portion of security is on loan. The aggregate market value of such securities is $50,482,738; cash collateral of $51,702,846 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

SEE NOTES TO FINANCIAL STATEMENTS.

A47

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

(b)	Increase/decrease in rate variable upon increase/decrease in Moody’s or Standard & Poor’s rating.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund — Taxable Money Market Series and the Dryden Core Investment Fund — Short-Term Bond Series.

(e)	Security segregated as collateral for futures contracts.

(f)	Standard & Poor’s rating.

(g)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at December 31, 2007.

(h)	Indicates a security that has been deemed illiquid.

(i)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swap agreements as follows:

Open future contracts outstanding at December 31, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at December 31, 2007	Unrealized Appreciation (Depreciation)
Long Positions:
26	2 Yr. Euro Schatz	Mar. 2008	$3,956,880	$3,928,871	$(28,009)
5	New Zealand 3 Mo. Bill	Mar. 2008	3,511,109	3,508,765	(2,344)
872	U.S. 10 Yr. Treasury Notes	Mar. 2008	98,340,815	98,876,625	535,810
395	U.S. 30 Yr. Treasury Bonds	Mar. 2008	45,783,582	45,968,125	184,543

					690,000

Short Positions:
20	Australian 10 Yr. Bond	Mar. 2008	1,646,364	1,645,198	1,166
44	Euro 10 Yr. Bond	Mar. 2008	7,445,087	7,276,401	168,686
8	U.K. 10 Yr. Gilt	Mar. 2008	1,755,455	1,755,395	60
213	U.S. 2 Yr. Treasury Notes	Mar. 2008	44,744,869	44,783,250	(38,381)
617	U.S. 5 Yr. Treasury Notes	Mar. 2008	67,979,348	68,043,531	(64,183)

					67,348

					$757,348

Forward foreign currency exchange contracts outstanding at December 31, 2007:

Foreign Currency Contract		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
Purchased:
Australian Dollar, expiring 01/18/08	AUD	703	$609,100	$616,503	$7,403
Brazilian Real, expiring 10/23/08	BRL	6,806	2,775,000	3,723,533	948,533
British Pound, expiring 01/25/08	GBP	491	974,500	977,025	2,525
Euro, expiring 01/25/08	EUR	835	1,209,800	1,221,034	11,234
Hungarian Forint, expiring 01/24/08	HUF	231,835	1,312,100	1,338,263	26,163
New Zealand Dollar, expiring 01/18/08	NZD	2,379	1,872,281	1,826,527	(45,754)
Swedish Krona, expiring 01/24/08	SEK	15,906	2,435,300	2,461,564	26,264

			11,188,081	12,164,449	976,368

Sold:
Australian Dollar, expiring 01/18/08	AUD	1,905	1,684,557	1,671,112	13,445
British Pound, expiring 01/25/08	GBP	1,466	2,950,059	2,916,150	33,909
Euro, expiring 01/25/08	EUR	5,512	7,957,584	8,062,268	(104,684)
Hungarian Forint, expiring 01/24/08	HUF	1,178,283	6,794,617	6,801,614	(6,997)
Mexican Peso, expiring 01/16/08	MXN	77,280	7,137,383	7,072,593	64,790
Polish Zloty, expiring 01/24/08	PLN	20,822	8,510,291	8,462,141	48,150
Swedish Krona, expiring 01/24/08	SEK	15,845	2,445,728	2,452,189	(6,461)

			37,480,219	37,438,067	42,152

					$1,018,520

SEE NOTES TO FINANCIAL STATEMENTS.

A48

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

Interest rate swap agreements outstanding at December 31, 2007:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.(a)	8/14/2012	$19,829	5.20857%	3 month LIBOR	$1,139,594
Morgan Stanley Capital Services(a)	9/12/2012	8,410	4.7357%	3 month LIBOR	301,323
Morgan Stanley Capital Services(a)	9/25/2012	8,450	4.94079%	3 month LIBOR	385,094
Morgan Stanley Capital Services(a)	10/23/2012	5,520	4.7945%	3 month LIBOR	145,092
Morgan Stanley Capital Services(a)	12/7/2012	6,145	4.1503%	3 month LIBOR	4,845
Morgan Stanley Capital Services(a)	12/13/2012	15,000	4.34666%	3 month LIBOR	132,391
Merrill Lynch Capital Services(b)	12/14/2012	11,540	4.35284%	3 month LIBOR	(111,111)
Merrill Lynch Capital Services, Inc.(a)	8/2/2017	7,500	5.52959%	3 month LIBOR	633,991
Morgan Stanley Capital Services(b)	12/11/2037	3,115	5.08438%	3 month LIBOR	(37,533)
Merrill Lynch Capital Services(b)	12/11/2037	15,280	5.08938%	3 month LIBOR	(236,208)

					$2,357,478

(a)	Portfolio pays the floating rate and receives the fixed rate.

(b)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at December 31, 2007:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.(a)	6/20/2009	$1,334	0.82%	Tyco International Group SA, 6.00%, due 11/15/13	$2,001
Morgan Stanley Capital Services, Inc.(a)	6/20/2009	1,333	0.82%	Tyco Electronics Ltd., 6.00%, due 10/01/12	(577)
Morgan Stanley Capital Services, Inc.(a)	6/20/2009	1,333	0.82%	Covidien Ltd., 6.00%, due 10/15/17	2,865
Merrill Lynch Capital Services, Inc.(a)	12/20/2009	4,000	4.55%	General Motors Corp., 7.125%, 07/15/13	(68,593)
Morgan Stanley Capital Services, Inc.(b)	12/20/2009	3,295	0.60%	RPM International, Inc., 6.25%, due 12/15/13	(15,581)
Morgan Stanley Capital Services, Inc.(b)	12/20/2009	1,855	0.75%	RPM International, Inc., 6.25%, due 12/15/13	(14,255)
Morgan Stanley Capital Services, Inc.(b)	9/20/2012	5,600	1.70%	CIT Group, Inc. 7.75%, due 04/02/12	455,228
Merrill Lynch Capital Services, Inc.(b)	9/20/2012	1,500	3.75%	American Axle & Manufacturing, Inc., 5.25%, due 02/11/14	2,013
Morgan Stanley Capital Services, Inc.(a)	9/20/2012	1,500	3.70%	American Axle & Manufacturing, Inc., 5.25%, due 02/11/14	12,350
Morgan Stanley Capital Services, Inc.(a)	12/20/2014	2,500	1.17%	Nextel Communications, Inc., 7.375%, due 8/1/15	59,413
Citibank, N.A.(b)	3/25/2035	1,000	3.00%	Centex Home Equity, Ser. 2005-B, Class B, 6.215%, 03/25/35	(1,250)
Citibank, N.A.(b)	3/25/2035	1,000	3.00%	Morgan Stanley ABS Capital 1, Ser. 2005-HE2, Class B2, 6.165%, 01/25/35	(1,500)
Citibank, N.A.(b)	3/25/2035	1,000	3.00%	Morgan Stanley ABS Capital 1, Ser. 2005-HE2, Class B3, 6.765%, 01/25/35	(1,500)
Barclays Bank PLC(a)	9/25/2035	1,000	3.35%	Accredited Mortgage Loan Trust, Ser. 2005-3, Class M9 7.02%, 09/25/35	460,932
Merrill Lynch Capital Services, Inc.(b)	3/25/2036	1,000	3.72%	Ameriquest Mortgage Securities, Inc. Ser. 2006-R1, Class M9, 7.82%, 03/25/36	744,827

SEE NOTES TO FINANCIAL STATEMENTS.

A49

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.(a)	3/25/2036	$1,000	9.00%	Ameriquest Mortgage Securities, Inc. Ser. 2006-R1, Class M9, 7.82%, 03/25/36	$(654,500)
Merrill Lynch Capital Services, Inc.(b)	4/25/2036	1,000	2.78%	Accredited Mortgage Loan Trust, Ser. 2006-1, Class M8, 6.47%, 04/25/36	652,009
Morgan Stanley Capital Services, Inc.(b)	5/25/2036	1,000	3.23%	Countrywide Asset-Backed Certificates, Ser. 2005-16, Class MV8, 7.57%, 05/25/36	539,289

					$2,173,171

(a)	The Portfolio receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.

(b)	The Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2007 was as follows:

U.S. Government Mortgage-Backed Securities	38.8%
Affiliated Mutual Funds (including 4.2% of collateral received for securities on loan)	25.2
Commercial Mortgage – Backed Securities	8.2
Non-Corporate Sovereign	4.9
Asset-Backed Securities	3.6
Electric	3.6
Banking	3.3
Health Care & Pharmaceutical	2.8
Non-Captive Finance	2.3
Telecommunications	2.2
Media & Entertainment	1.8
Foods	1.7
Structured Notes	1.7
Technology	1.6
Chemicals	1.5
Health Care Insurance	1.5
Airlines	1.4
Energy – Other	1.4
Pipelines & Other	1.4
Non-Corporate Foreign Agency	1.2
Brokerage	1.1
Capital Goods	1.1
Insurance	1.0
U.S. Government Treasury Securities	1.0
Automotive	0.9
Building Materials & Construction	0.8
Cable	0.8
Paper	0.8
Gaming	0.7
Collateralized Mortgage Obligations	0.6
Retailers	0.6
Metals	0.5
Lodging	0.4
Real Estate Investment Trusts	0.4
Tobacco	0.4
Consumer	0.3
Railroads	0.3
Aerospace/Defense	0.2
Emerging Markets	0.2
Energy – Integrated	0.2
U.S. Government Agency Obligations	0.2

122.6
Security Sold Short	(0.5)
Liabilities in excess of other assets	(22.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A50

DIVERSIFIED BOND PORTFOLIO (Continued)

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2007

ASSETS
Investments, at value including securities on loan of $50,482,738:
Unaffiliated investments (cost $1,197,316,293)	$1,186,073,018
Affiliated investments (cost $315,303,189)	307,017,962
Cash	976,125
Foreign currency, at value (cost $286,527)	286,211
Interest receivable	10,669,861
Unrealized appreciation on swaps	5,673,257
Receivable for investments sold	5,437,840
Unrealized appreciation on forward foreign currency exchange contracts	1,182,416
Premium for swaps purchased	875,925
Due from broker — variation margin	371,490
Receivable for Series shares sold	33,856
Prepaid expenses	12,256

Total Assets	1,518,610,217

LIABILITIES
Payable for investments purchased	240,908,091
Collateral for securities on loan	51,702,846
Securities sold short, at value (proceeds $5,371,094)	5,412,341
Unrealized depreciation on swaps	1,142,608
Management fee payable	412,694
Accrued expenses and other liabilities	315,873
Payable for Series shares repurchased	253,237
Unrealized depreciation on forward foreign currency exchange contracts	163,896
Deferred trustees’ fees	7,242
Transfer agent fee payable	699

Total Liabilities	300,319,527

NET ASSETS	$1,218,290,690

Net assets were comprised of:
Paid-in capital	$1,215,813,705
Retained earnings	2,476,985

Net assets, December 31, 2007	$1,218,290,690

Net asset value and redemption price per share, $1,218,238,977 / 111,811,903 outstanding shares of beneficial interest (authorized 275,000,000 shares)	$10.90

STATEMENT OF OPERATIONS

Year Ended December 31, 2007

INVESTMENT INCOME
Interest	$57,500,479
Affiliated dividend income	10,447,770
Affiliated income from securities loaned, net	237,953

68,186,202

EXPENSES
Management fee	4,675,348
Custodian’s fees and expenses	236,000
Shareholders’ reports	80,000
Insurance expenses	33,000
Trustees’ fees	24,000
Audit fee	13,000
Interest expense	9,805
Legal fees and expenses	9,000
Transfer agent’s fee and expenses (including affiliated expense of $3,600) (Note 4)	4,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	5,968

Total expenses	5,091,121

NET INVESTMENT INCOME	63,095,081

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	8,117,137
Short sale transactions	(1,418,731)
Futures transactions	3,753,688
Swap transactions	14,135,672
Options written transactions	4,684
Foreign currency transactions	(2,516,828)

22,075,622

Net change in unrealized appreciation (depreciation) on:
Investments	(24,606,666)
Securities sold short	(178,747)
Futures	528,332
Swaps	4,177,788
Foreign currencies	616,432

(19,462,861)

NET GAIN ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES	2,612,761

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$65,707,842

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2007	2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$63,095,081	$60,783,991
Net realized gain (loss) on investment, swap and foreign currency transactions	22,075,622	(9,657,555)
Net change in unrealized appreciation (depreciation) on investments, swaps and foreign currencies	(19,462,861)	4,826,702

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	65,707,842	55,953,138

DISTRIBUTIONS	(59,479,872)	(68,284,295)

SERIES SHARE TRANSACTIONS:
Series shares sold [12,326,563 and 3,007,043 shares, respectively]	133,636,466	32,538,204
Series shares issued in reinvestment of distributions [5,514,681 and 6,373,024 shares, respectively]	59,479,872	68,284,295
Series shares repurchased [12,074,002 and 15,646,812 shares, respectively]	(131,418,698)	(168,772,245)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	61,697,640	(67,949,746)

TOTAL INCREASE (DECREASE) IN NET ASSETS	67,925,610	(80,280,903)
NET ASSETS:
Beginning of year	1,150,365,080	1,230,645,983

End of year	$1,218,290,690	$1,150,365,080

SEE NOTES TO FINANCIAL STATEMENTS.

A51

EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	December 31, 2007

LONG-TERM INVESTMENTS — 97.6%		Value (Note 2)
COMMON STOCKS	Shares

Aerospace & Defense — 1.9%
Honeywell International, Inc.	374,200	$23,039,494
Lockheed Martin Corp.	1,326	139,575
Orbital Sciences Corp.*(a)	1,075,700	26,376,164
United Technologies Corp.	454,100	34,756,814

		84,312,047

Air Freight & Logistics
United Parcel Service, Inc. (Class B Stock)	891	63,012

Auto Components
WABCO Holdings, Inc.(a)	10	501

Auto Related — 0.2%
Tenneco, Inc.*(a)	322,000	8,394,540

Beverages — 1.5%
PepsiCo, Inc.(a)	881,123	66,877,236

Biotechnology — 2.6%
Amgen, Inc.*	508,800	23,628,672
Genentech, Inc.*	278,700	18,692,409
Genzyme Corp.*(a)	317,100	23,604,924
Gilead Sciences, Inc.*(a)	1,104,600	50,822,646

		116,748,651

Building Materials — 0.7%
Masco Corp.	1,547,562	33,442,815

Capital Goods — 0.9%
Illinois Tool Works, Inc.	443,100	23,723,574
Parker Hannifin Corp.	189,420	14,265,220

		37,988,794

Capital Markets — 4.1%
Bank of New York Mellon Corp. (The)	523,978	25,549,167
Goldman Sachs Group, Inc. (The)	260,812	56,087,620
Lehman Brothers Holdings, Inc.	161,240	10,551,546
Merrill Lynch & Co., Inc.(a)	654,800	35,149,664
Schwab, (Charles) Corp.	1,098,600	28,069,230
UBS AG(a)	569,100	26,178,600

		181,585,827

Chemicals — 1.3%
Air Products & Chemicals, Inc.	900	88,767
Monsanto Co.	332,500	37,136,925
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	134,200	19,319,432

		56,545,124

Commercial Banks — 1.5%
Bank of America Corp.	421,648	17,397,196
Wells Fargo & Co.	1,605,414	48,467,449

		65,864,645

Commercial Services & Supplies — 1.1%
Monster Worldwide, Inc.*(a)	556,300	18,024,120
Waste Management, Inc.	883,600	28,867,212

		46,891,332

Communication Equipment — 6.5%
Ciena Corp.*(a)	333,300	11,368,863
Cisco Systems, Inc.*(a)	3,063,889	82,939,475

COMMON STOCKS (continued)	Shares	Value (Note 2)

Communication Equipment
Corning, Inc.	1,237,575	$29,689,424
Motorola, Inc.	1,104,664	17,718,811
Nokia Corp., ADR (Finland)	450,200	17,283,178
QUALCOMM, Inc.	2,033,860	80,032,391
Research In Motion Ltd. (Canada)*(a)	415,800	47,151,720

		286,183,862

Computer Software — 0.6%
Network Appliance, Inc.*	1,112,300	27,763,008

Computers & Peripherals — 3.2%
Apple, Inc.*	256,000	50,708,480
Dell, Inc.*(a)	5,010	122,795
Hewlett-Packard Co.	790,000	39,879,200
Lexmark International, Inc. (Class A Stock)*(a)	752,000	26,214,720
Seagate Technology (Cayman Islands)(a)	1,028,000	26,214,000

		143,139,195

Construction — 0.9%
Toll Brothers, Inc.*(a)	1,940,260	38,921,616

Consumer Finance — 1.4%
American Express Co.	757,168	39,387,879
SLM Corp.	1,132,600	22,810,564

		62,198,443

Consumer Products & Services — 0.4%
Fortune Brands, Inc.(a)	236,600	17,120,376

Diversified Consumer Services — 1.1%
Career Education Corp.*	939,500	23,619,030
H&R Block, Inc.(a)	1,425,700	26,475,249

		50,094,279

Diversified Financial Services — 2.4%
Citigroup, Inc.(a)	415,204	12,223,606
CME Group, Inc.	24,800	17,012,800
JPMorgan Chase & Co.	1,061,547	46,336,526
KKR Private Equity Investors LLP(c)	1,295,700	23,529,912
KKR Private Equity Investors LLP, RDU (cost $7,567,532; purchased 7/18/06-8/3/06)(c)(e)	334,700	6,078,152

		105,180,996

Electric Utilities — 2.2%
Dominion Resources, Inc.(a)	485,400	23,032,230
Entergy Corp.(a)	178,600	21,346,272
Exelon Corp.	326,100	26,622,804
Progress Energy, Inc.	539,200	26,113,456

		97,114,762

Electrical Equipment — 0.8%
ABB Ltd., ADR (Switzerland)	419,500	12,081,600
First Solar, Inc.*(a)	94,200	25,164,588

		37,246,188

Electronic Components — 0.7%
Dolby Laboratories, Inc. (Class A Stock)*	667,058	33,166,124

SEE NOTES TO FINANCIAL STATEMENTS.

A52

EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

COMMON STOCKS (continued)	Shares	Value (Note 2)

Electronic Components (continued)
Tyco Electronics Ltd. (Bermuda)	2,368	$87,924

		33,254,048

Energy Equipment & Services — 2.4%
BJ Services Co.	3,340	81,028
Cameron International Corp.*	9,720	467,824
Diamond Offshore Drilling, Inc.(a)	274,620	38,996,040
Halliburton Co.	372,400	14,117,684
Schlumberger Ltd.	294,300	28,950,291
Tenaris SA, ADR (Luxembourg)(a)	510,500	22,834,665

		105,447,532

Financial – Bank & Trust — 0.4%
Hudson City Bancorp, Inc.(a)	1,329,500	19,969,090

Food & Staples Retailing — 2.9%
Costco Wholesale Corp.(a)	186,000	12,975,360
CVS / Caremark Corp.	428,400	17,028,900
Kroger Co. (The)	1,035,500	27,658,205
Wal-Mart Stores, Inc.	1,227,292	58,333,189
Whole Foods Market, Inc.(a)	327,800	13,374,240

		129,369,894

Food Products — 2.4%
Cadbury Schweppes PLC, ADR (United Kingdom)	700,800	34,598,496
ConAgra Foods, Inc.(a)	1,198,200	28,505,178
Kellogg Co.(a)	385,515	20,212,551
McCormick & Co., Inc.	572,823	21,715,720

		105,031,945

Healthcare Equipment & Supplies — 1.6%
Alcon, Inc.(a)	172,200	24,631,488
Baxter International, Inc.	472,700	27,440,235
Covidien Ltd. (Bermuda)	2,368	104,879
Medtronic, Inc.	377,086	18,956,113

		71,132,715

Healthcare Providers & Services — 0.9%
Coventry Health Care, Inc.*	348,623	20,655,913
Omnicare, Inc.(a)	770,300	17,570,543

		38,226,456

Hotels, Restaurants & Leisure — 1.0%
Burger King Holdings, Inc.	250,800	7,150,308
McDonald’s Corp.(a)	672,005	39,587,815

		46,738,123

Household Products — 1.8%
Colgate-Palmolive Co.	365,700	28,509,972
Kimberly-Clark Corp.	387,500	26,869,250
Procter & Gamble Co.	318,178	23,360,629

		78,739,851

Independent Power Producers & Energy Traders — 0.7%
NRG Energy, Inc.*(a)	692,200	29,999,948

Industrial Conglomerates — 3.5%
General Electric Co.	2,674,793	99,154,576
Textron, Inc.(a)	756,412	53,932,176
Tyco International Ltd. (Bermuda)	2,368	93,891

		153,180,643

COMMON STOCKS (continued)	Shares	Value (Note 2)

Insurance — 5.0%
AFLAC, Inc.	643,870	$40,325,578
American International Group, Inc.	1,285,131	74,923,137
Berkshire Hathaway, Inc. (Class A Stock)*	207	29,311,200
Loews Corp.	763,000	38,409,420
MBIA, Inc.(a)	1,188,200	22,136,166
Progressive Corp. (The)	852,200	16,328,152

		221,433,653

Internet & Catalog Retail — 0.5%
Amazon.com, Inc.*(a)	247,200	22,900,608

Internet Software & Services — 1.6%
Akamai Technologies, Inc.*(a)	310,800	10,753,680
Google, Inc. (Class A Stock)*	86,000	59,467,280

		70,220,960

Life Science Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.*	549,000	31,666,320

Media — 4.5%
Comcast Corp. (Class A Stock)*(a)	1,864,250	34,041,205
EchoStar Communications Corp. (Class A Stock)*	504,619	19,034,229
Liberty Global, Inc. (Class C Stock)*	729,150	26,679,598
News Corp. (Class A Stock)	1,443,826	29,583,995
News Corp. (Class B Stock)	1,735,538	36,880,182
Walt Disney Co. (The)(a)	925,000	29,859,000
XM Satellite Radio Holdings, Inc. (Class A Stock)*(a)	1,802,000	22,056,480

		198,134,689

Metals & Mining — 1.4%
Barrick Gold Corp. (Canada)	1,003,274	42,187,672
Freeport-McMoRan Copper & Gold, Inc.(a)	182,500	18,695,300

		60,882,972

Multi-Line Retail — 0.9%
Staples, Inc.(a)	1,667,863	38,477,599

Multi-Utilities — 1.6%
Sempra Energy	1,183,846	73,256,390

Oil, Gas & Consumable Fuels — 11.0%
ConocoPhillips	235,586	20,802,244
Exxon Mobil Corp.	549,228	51,457,171
Hess Corp.	247,500	24,962,850
Marathon Oil Corp.	1,005,900	61,219,074
Murphy Oil Corp.(a)	329,400	27,946,296
Newfield Exploration Co.*(a)	937,380	49,399,926
Nexen, Inc.	1,039,000	33,528,530
Occidental Petroleum Corp.(a)	559,500	43,075,905
Petroleo Brasileiro SA, ADR (Brazil)(a)	411,000	47,363,640
Sandridge Energy, Inc.*(a)	78,730	2,823,258
Suncor Energy, Inc. (Canada)	404,746	44,253,651
Total SA, ADR (France)(a)	628,726	51,932,768
Williams Cos., Inc.	756,600	27,071,148

		485,836,461

SEE NOTES TO FINANCIAL STATEMENTS.

A53

EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

COMMON STOCKS (continued)	Shares	Value (Note 2)

Pharmaceuticals — 5.9%
Abbott Laboratories(a)	1,176,355	$66,052,333
Elan Corp. PLC, ADR (Ireland)*(a)	2,036,900	44,771,062
Eli Lilly & Co.	1,697	90,603
Merck & Co., Inc.	533,400	30,995,874
Roche Holdings Ltd., ADR (Switzerland)	200,500	17,122,700
Schering-Plough Corp.	1,786,500	47,592,360
Teva Pharmaceutical Industries Ltd., ADR (Israel)(a)	534,300	24,834,264
Wyeth	647,900	28,630,701

		260,089,897

Semiconductors & Semiconductor Equipment — 1.8%
ASML Holding NV (Netherlands)*(a)	994,858	31,129,107
Spansion, Inc. (Class A Stock)*(a)	2,861,500	11,245,695
Texas Instruments, Inc.(a)	1,122,455	37,489,997

		79,864,799

Software — 4.4%
Adobe Systems, Inc.*	1,200,013	51,276,556
Microsoft Corp.	3,250,208	115,707,405
Symantec Corp.*	1,614,410	26,056,577

		193,040,538

Specialty Retail — 0.8%
Bed Bath & Beyond, Inc.*	770	22,630
Best Buy Co., Inc.(a)	663,100	34,912,215

		34,934,845

Telecommunications — 0.3%
Comverse Technology, Inc.*	23,803	410,602
Juniper Networks, Inc.*(a)	375,100	12,453,320

		12,863,922

Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc. (Class B Stock)(a)	370,000	23,768,800

Thrifts & Mortgage Finance — 0.7%
Fannie Mae(a)	731,100	29,229,378

Tobacco — 1.4%
Altria Group, Inc.	819,500	61,937,810

Wireless Telecommunication Services — 1.0%
NII Holdings, Inc.*(a)	446,300	21,565,216
Sprint Nextel Corp.	1,856,216	24,372,116

		45,937,332

TOTAL LONG-TERM INVESTMENTS (cost $3,528,659,749)		4,319,244,467

	Shares	Value (Note 2)

SHORT-TERM INVESTMENT — 14.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $642,456,158; includes $549,843,233 of cash collateral for securities on loan)(b)(w) (Note 4)	642,456,158	$642,456,158

TOTAL INVESTMENTS — 112.1% (cost $4,171,115,907)		4,961,700,625

LIABILITIES IN EXCESS OF OTHER ASSETS — (12.1)%		(536,499,233)

NET ASSETS — 100.0%		$4,425,201,392

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
RDU	Restricted Depositary Unit

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $525,086,153; cash collateral of $549,843,233 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(e)	Indicates a security illiquid and restricted as to resale. The aggregated cost of such security was $7,567,532. The aggregated value of $6,078,152 is approximately 0.14% of net assets.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

A54

EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2007 were as follows:

Affiliated Money Market Mutual Fund (12.4% represents investments purchased with collateral from securities on loan)	14.5%
Oil, Gas & Consumable Fuels	11.0
Communication Equipment	6.5
Pharmaceuticals	5.9
Insurance	5.0
Media	4.5
Software	4.4
Capital Markets	4.1
Industrial Conglomerates	3.5
Computers & Peripherals	3.2
Food & Staples Retailing	2.9
Biotechnology	2.6
Energy Equipment & Services	2.4
Diversified Financial Services	2.4
Food Products	2.4
Electric Utilities	2.2
Aerospace & Defense	1.9
Semiconductors & Semiconductor Equipment	1.8
Household Products	1.8
Multi-Utilities	1.6
Healthcare Equipment & Supplies	1.6
Internet Software & Services	1.6
Beverages	1.5
Commercial Banks	1.5
Consumer Finance	1.4
Tobacco	1.4
Metals & Mining	1.4
Chemicals	1.3
Diversified Consumer Services	1.1
Commercial Services & Supplies	1.1
Hotels, Restaurants & Leisure	1.0
Wireless Telecommunication Services	1.0
Construction	0.9
Multi-Line Retail	0.9
Healthcare Providers & Services	0.9
Capital Goods	0.9
Electrical Equipment	0.8
Specialty Retail	0.8
Building Materials	0.7
Electronic Components	0.7
Life Science Tools & Services	0.7
Independent Power Producers & Energy Traders	0.7
Thrifts & Mortgage Finance	0.7
Computer Software	0.6
Textiles, Apparel & Luxury Goods	0.5
Internet & Catalog Retail	0.5
Financial – Bank & Trust	0.4
Consumer Products & Services	0.4
Telecommunications	0.3
Auto Related	0.2

112.1
Liabilities in excess of other assets	(12.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A55

EQUITY PORTFOLIO (Continued)

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2007

ASSETS
Investments at value, including securities on loan of $525,086,153:
Unaffiliated investments (cost $3,528,659,749)	$4,319,244,467
Affiliated investments (cost $642,456,158)	642,456,158
Cash	8,981,906
Receivable for investments sold	6,956,203
Dividends and interest receivable	6,157,776
Receivable for Series shares sold	240,720
Prepaid expenses	30,912

Total Assets	4,984,068,142

LIABILITIES
Collateral for securities on loan	549,843,233
Payable for investments purchased	5,841,986
Management fee payable	1,705,632
Payable for Series shares repurchased	1,118,432
Accrued expenses and other liabilities	352,932
Transfer agent fees payable	2,091
Deferred trustees’ fees	1,928
Distribution fee payable	322
Administration fee payable	194

Total Liabilities	558,866,750

NET ASSETS	$4,425,201,392

Net assets were comprised of:
Paid-in capital	$3,281,472,950
Retained earnings	1,143,728,442

Net assets, December 31, 2007	$4,425,201,392

Class I:
Net asset value and redemption price per share, $4,423,930,480 / 149,088,920 outstanding shares of beneficial interest (authorized 525,000,000 shares)	$29.67

Class II:
Net asset value and redemption price per share, $1,270,912 / 42,631 outstanding shares of beneficial interest (authorized 50,000,000 shares)	$29.81

STATEMENT OF OPERATIONS

Year Ended December 31, 2007

INVESTMENT INCOME
Unaffiliated dividend income (net of $1,672,611 foreign withholding tax)	$66,237,534
Affiliated dividend income	4,641,175
Affiliated income from securities lending, net	1,846,798
Interest	53

72,725,560

EXPENSES
Management fee	20,151,275
Distribution fee—Class II	4,353
Administration fee—Class II	2,612
Custodian’s fees and expenses	389,000
Insurance expenses	96,000
Shareholders’ reports	90,000
Trustees’ fees	66,000
Audit fee	19,000
Commitment fee on syndicated credit agreement	10,000
Legal fees and expenses	9,000
Transfer agent’s fees and expenses (including affiliated expense of $5,000) (Note 4)	5,000
Miscellaneous	46,736

Total expenses	20,888,976

NET INVESTMENT INCOME	51,836,584

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	385,358,041
Foreign currency transactions	(167,742)

385,190,299

Net change in unrealized appreciation (depreciation) on:
Investments	(37,721,616)
Foreign currencies	1,027

(37,720,589)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	347,469,710

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$399,306,294

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31, 2007	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$51,836,584	$47,026,456
Net realized gain on investment and foreign currency transactions	385,190,299	333,212,503
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(37,720,589)	125,859,212

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	399,306,294	506,098,171

Distributions
Class I	(49,976,890)	(46,000,931)
Class II	(9,549)	(11,345)

TOTAL DISTRIBUTIONS	(49,986,439)	(46,012,276)

SERIES SHARE TRANSACTIONS (NOTE 7):
Series shares sold	29,826,206	56,539,838
Series shares issued in reinvestment of distributions	49,986,439	46,012,276
Series shares repurchased	(408,578,092)	(443,931,719)

DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(328,765,447)	(341,379,605)

TOTAL INCREASE IN NET ASSETS	20,554,408	118,706,290
NET ASSETS:
Beginning of year	4,404,646,984	4,285,940,694

End of year	$4,425,201,392	$4,404,646,984

SEE NOTES TO FINANCIAL STATEMENTS.

A56

FLEXIBLE MANAGED PORTFOLIO

SCHEDULE OF INVESTMENTS	December 31, 2007

LONG-TERM INVESTMENTS — 92.0%
COMMON STOCKS — 64.5%	Shares	Value (Note 2)

Aerospace & Defense — 2.0%
Boeing Co. (The)	188,700	$16,503,702
European Aeronautic Defence and Space Co. (Netherlands)	32,645	1,041,918
General Dynamics Corp.	15,100	1,343,749
Honeywell International, Inc.	200,000	12,314,000
Lockheed Martin Corp.	174,600	18,378,396
Northrop Grumman Corp.	213,200	16,766,048
Raytheon Co.	43,300	2,628,310
United Technologies Corp.	83,800	6,414,052

		75,390,175

Air Freight & Logistics — 0.2%
Atlas Air Worldwide Holdings, Inc.(a)	9,200	498,824
Pacer International, Inc.	17,200	251,120
TNT NV (Netherlands)	22,436	926,674
United Parcel Service, Inc. (Class B Stock)	61,000	4,313,920

		5,990,538

Airlines — 0.1%
Air France KLM (France)	19,362	680,814
British Airways PLC (United Kingdom)(a)	35,460	218,643
Deutsche Lufthansa AG (Germany)	24,172	642,848
Japan Airlines Corp. (Japan)	47,000	106,585
Qantas Airways Ltd. (Australia)	365,105	1,734,736

		3,383,626

Auto Components — 0.1%
Aisin Seiki Co. Ltd. (Japan)	32,400	1,341,434
Bridgestone Corp. (Japan)	41,100	725,621
Denso Corp. (Japan)	20,500	834,233
NOK Corp. (Japan)	5,700	119,931
Rieter Holding AG (Switzerland)	577	254,825
Tokai Rika Co. Ltd. (Japan)	14,800	456,297
Toyota Industries Corp. (Japan)	16,600	673,026

		4,405,367

Automobiles — 0.4%
Daimler AG (Germany)	13,787	1,334,616
Fiat S.p.A. (Italy)	50,575	1,308,796
Harley-Davidson, Inc.	71,900	3,358,449
Honda Motor Co. Ltd. (Japan)	26,900	888,637
Nissan Motor Co. Ltd. (Japan)	28,700	313,246
Peugeot SA (France)	24,754	1,876,537
Renault SA (France)	7,304	1,035,953
Toyota Motor Corp. (Japan)	99,100	5,277,939
Volkswagen AG (Germany)	1,333	304,869

		15,699,042

Beverages — 1.5%
Anheuser-Busch Cos., Inc.	331,800	17,366,412
Asahi Breweries Ltd. (Japan)	6,400	107,955
Carlsberg A/S (Denmark)	7,400	895,246
Coca-Cola Co. (The)	156,700	9,616,679
Coca-Cola Hellenic Bottling Co. SA (Greece)	19,135	828,101
Coca-Cola West Holdings Co. Ltd. (Japan)	37,000	816,857
Molson Coors Brewing Co. (Class B Stock)(b)	24,200	1,249,204
Pepsi Bottling Group, Inc.	48,400	1,909,864
PepsiCo, Inc.	303,220	23,014,398

		55,804,716

SEE NOTES TO FINANCIAL STATEMENTS.

A57

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

COMMON STOCKS (continued)	Shares	Value (Note 2)

Biotechnology — 0.6%
Amgen, Inc.(a)	181,708	$8,438,520
CSL Limited (Australia)	47,568	1,506,948
Cubist Pharmaceuticals, Inc.(a)(b)	130,500	2,676,555
Millennium Pharmaceuticals, Inc.(a)(b)	108,500	1,625,330
OSI Pharmaceuticals, Inc.(a)(b)	102,600	4,977,126
PDL BioPharma, Inc.(a)(b)	55,900	979,368

		20,203,847

Building Products — 0.1%
Apogee Enterprises, Inc.	11,400	195,054
Asahi Glass Co. Ltd. (Japan)	100,000	1,322,539
Cie de Saint-Gobain (France)	19,285	1,818,339
Nippon Sheet Glass Co. Ltd. (Japan)	211,000	1,065,137
Sanwa Shutter Corp. (Japan)	49,000	240,563

		4,641,632

Capital Markets — 2.5%
3i Group PLC (United Kingdom)	15,656	312,584
Apollo Investment Corp.	44,300	755,315
Charles Schwab Corp. (The)	219,200	5,600,560
Credit Suisse Group (Switzerland)	52,665	3,167,855
Deutsche Bank AG (Germany)	25,177	3,293,767
Franklin Resources, Inc.	45,200	5,172,236
Goldman Sachs Group, Inc. (The)(b)	122,600	26,365,130
Investec PLC (United Kingdom)	46,075	412,956
Janus Capital Group, Inc.(b)	342,400	11,247,840
Lazard Ltd. (Class A Stock) (Bermuda)	77,200	3,140,496
Macquarie Bank Ltd. (Australia)	7,418	496,318
MCG Capital Corp.	27,600	319,884
Merrill Lynch & Co., Inc.(b)	274,200	14,719,056
MF Global Ltd. (Bermuda)(a)	18,100	569,607
Morgan Stanley(b)	223,490	11,869,554
TD Ameritrade Holding Corp.(a)(b)	178,000	3,570,680
UBS AG (Switzerland)	19,523	903,595

		91,917,433

Chemicals — 0.9%
Altana AG (Germany)	14,803	359,270
BASF AG (Germany)	15,021	2,223,820
Daicel Chemical Industries Ltd. (Japan)	17,000	101,656
Dainippon Ink and Chemicals, Inc. (Japan)	124,000	618,205
Dow Chemical Co. (The)	309,800	12,212,317
E. I. du Pont de Nemours & Co.	76,000	3,350,840
Eastman Chemical Co.	55,900	3,414,931
Koninklijke DSM NV (Netherlands)	37,404	1,768,018
Kuraray Co. Ltd. (Japan)	83,500	1,007,370
Mitsubishi Chemical Holdings Corp. (Japan)	205,000	1,564,085
Mitsubishi Gas Chemical Co., Inc. (Japan)	56,000	544,777
Nippon Shokubai Co. Ltd. (Japan)	36,000	344,951
Olin Corp.	139,600	2,698,468
OM Group, Inc.(a)(b)	21,900	1,260,126
Shin-Etsu Chemical Co. Ltd. (Japan)	6,000	373,147
Terra Industries, Inc.(a)(b)	49,800	2,378,448
Tosoh Corp. (Japan)	41,000	174,770
Zeon Corp. (Japan)	34,000	202,810
Zep, Inc.(a)(b)	24,600	341,202

		34,939,211

SEE NOTES TO FINANCIAL STATEMENTS.

A58

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

COMMON STOCKS (continued)	Shares	Value (Note 2)

Commercial Banks — 2.6%
Allied Irish Banks PLC (Ireland)	15,749	$360,838
Alpha Bank A.E. (Greece)	43,288	1,575,904
Australia & New Zealand Banking Group Ltd. (Australia)	3,496	83,664
Banco Bilbao Vizcaya Argentaria SA (Spain)	151,957	3,723,554
Banco BPI SA (Portugal)	45,911	359,786
Banco Espirito Santo SA (Portugal)	74,933	1,643,340
Banco Popolare Scarl (Italy)(a)	6,532	144,780
Banco Santander Central Hispano SA (Spain)	244,950	5,296,739
Barclays PLC (United Kingdom)	136,015	1,364,590
BB&T Corp.(b)	159,500	4,891,865
BNP Paribas (France)	35,500	3,852,230
Central Pacific Financial Corp.	15,100	278,746
Chiba Bank Ltd. (The) (Japan)	57,000	458,643
Comerica, Inc.	55,300	2,407,209
Comerzbank AG (Germany)	57,115	2,195,350
Commonwealth Bank of Australia (Australia)	10,915	562,764
Danske Bank A/S (Denmark)	50,500	1,977,897
Dexia (Belgium)	67,112	1,690,629
DNB NOR ASA (Norway)	129,500	1,979,521
Fifth Third Bancorp	61,300	1,540,469
Hachijuni Bank Ltd. (The) (Japan)	18,000	120,942
HBOS PLC (United Kingdom)	135,366	1,980,532
HSBC Holdings PLC (United Kingdom)	191,011	3,201,514
Huntington Bancshares, Inc.(b)	267,400	3,946,824
Hypo Real Estate Holding AG (Germany)	26,676	1,415,372
Intesa Sanpaolo S.p.A (Italy)	73,808	583,799
Jyske Bank A/S (Denmark)(a)	3,450	271,939
KeyCorp	231,700	5,433,365
Lloyds TSB Group PLC (United Kingdom)	101,341	952,165
Mitsubishi UFJ Financial Group, Inc. (Japan)	28,400	267,810
National Australia Bank Ltd. (Australia)	18,628	613,597
National Bank of Greece SA (Greece)	6,265	430,325
Regions Financial Corp.(b)	167,600	3,963,740
Royal Bank of Scotland Group PLC (United Kingdom)	352,939	3,119,375
Skandinaviska Enskilda Banken AB (Class A Stock) (Sweden)	36,900	944,880
Societe Generale (France)	10,640	1,538,979
Sumitomo Mitsui Financial Group, Inc. (Japan)	136	1,006,438
Svenska Handelbanken (Class A Stock) (Sweden)	46,600	1,492,481
Sydbank A/S (Denmark)	7,756	333,429
U.S. Bancorp	149,732	4,752,494
UniCredito Italiano S.p.A (Italy)	298,052	2,475,160
Wachovia Corp.(b)	119,600	4,548,388
Wells Fargo & Co.	510,700	15,418,034
Westpac Banking Corp. (Australia)	49,528	1,204,371
Zions Bancorporation	14,000	653,660

		97,058,131

Commercial Services & Supplies — 0.4%
Administaff, Inc.	56,900	1,609,132
American Reprographics Co.(a)	23,100	380,688
CRA International, Inc.(a)	14,700	699,867
Downer EDI Ltd. (Australia)	116,025	544,861
Hays PLC (United Kingdom)	45,694	105,057
Herman Miller, Inc.	25,500	825,945
Michael Page International PLC (United Kingdom)	49,957	286,401
PeopleSupport, Inc.(a)(b)	41,000	560,880
Robert Half International, Inc.	140,800	3,807,232
Steelcase, Inc. (Class A Stock)	81,400	1,291,818
Stericycle, Inc.(a)(b)	56,900	3,379,860

SEE NOTES TO FINANCIAL STATEMENTS.

A59

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

COMMON STOCKS (continued)	Shares	Value (Note 2)

Commercial Services & Supplies (continued)
TrueBlue, Inc.(a)	108,500	$1,571,080
Waste Management, Inc.	17,200	561,924

		15,624,745

Communications Equipment — 1.3%
Cisco Systems, Inc.(a)	619,900	16,780,693
CommScope, Inc.(a)	28,400	1,397,564
Juniper Networks, Inc.(a)(b)	419,500	13,927,400
Nokia Corp. OYJ (Finland)	145,344	5,635,515
QUALCOMM, Inc.	218,400	8,594,040
Uniden Corp. (Japan)	12,000	69,323

		46,404,535

Computers & Peripherals — 2.6%
Apple, Inc.(a)	57,000	11,290,560
Dell, Inc.(a)	142,400	3,490,224
Emulex Corp.(a)	17,800	290,496
Hewlett-Packard Co.	647,865	32,704,225
International Business Machines Corp.(b)	315,700	34,127,170
Network Appliance, Inc.(a)	454,700	11,349,312
Seagate Technology (Cayman Islands)	124,200	3,167,100
Wincor Nixdorf AG (Germany)	4,206	397,743

		96,816,830

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	19,800	1,176,763
COMSYS Holdings Corp. (Japan)	57,000	463,948
Granite Construction, Inc.(b)	32,300	1,168,614
JGC Corp.	16,000	274,339
Vinci SA (France)	1,312	97,157
YIT OYJ (Finland)	9,597	210,329

		3,391,150

Construction Materials — 0.1%
Cimpor Cimentos de Portugal SGPS SA (Portugal)	20,887	183,227
Holcim Ltd. (Switzerland)	10,060	1,077,841
Italcementi S.p.A (Italy)	14,698	314,388
Lafarge SA (France)	14,955	2,722,192

		4,297,648

Consumer Finance — 0.1%
American Express Co.	30,100	1,565,802
AmeriCredit Corp.(a)(b)	139,500	1,784,205
Capital One Financial Corp.(b)	23,200	1,096,432
Cash America International, Inc.	5,800	187,340
Takefuji Corp. (Japan)	24,170	580,530

		5,214,309

Containers & Packaging — 0.2%
Ball Corp.	40,000	1,800,000
Pactiv Corp.(a)(b)	233,900	6,228,757
Rock-Tenn Co. (Class A Stock)	8,900	226,149

		8,254,906

Distributors
Jardine Cycle & Carriage Ltd.	17,548	262,022
Li & Fung Ltd. (Bermuda)	98,000	390,699
Pacific Brands Ltd. (Australia)	228,356	648,514

		1,301,235

Diversified Consumer Services
ITT Educational Services, Inc.(a)	11,200	955,024

SEE NOTES TO FINANCIAL STATEMENTS.

A60

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

COMMON STOCKS (continued)	Shares	Value (Note 2)

Diversified Financial Services — 2.5%
Babcock & Brown Ltd. (Australia)	9,982	$234,800
Bank of America Corp.	725,782	29,945,765
Challenger Financial Services Group Ltd. (Australia)	85,589	370,731
CIT Group, Inc.(b)	30,400	730,512
Citigroup, Inc.	959,562	28,249,505
Deutsche Boerse AG (Germany)	940	185,534
Fortis (Belgium)	51,208	1,348,387
Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	56,000	1,569,892
ING Groep NV (Netherlands)	82,449	3,224,572
JPMorgan Chase & Co.	576,494	25,163,963
Moody’s Corp.(b)	53,100	1,895,670
OKO Bank PLC (Finland)	36,730	701,875
Singapore Exchange Ltd. (Singapore)	100,000	916,054

		94,537,260

Diversified Telecommunication Services — 2.4%
AT&T, Inc.	1,244,147	51,706,749
Belgacom SA (Belgium)	33,817	1,668,181
BT Group PLC (United Kingdom)	210,438	1,142,546
CenturyTel, Inc.	162,200	6,724,812
France Telecom SA (France)	65,900	2,372,119
Nippon Telegraph & Telephone Corp. (Japan)	183	909,680
Portugal Telecom SGPS SA (Portugal)	16,268	212,397
Swisscom AG (Switzerland)	1,952	762,076
Tele2 AB (Class B Stock) (Sweden)	47,500	951,734
Telecom Corp. of New Zealand Ltd. (New Zealand)	251,523	840,223
Telecom Italia S.p.A (Italy)	850,031	2,020,776
Telefonica SA (Spain)	46,067	1,496,570
Verizon Communications, Inc.	317,388	13,866,682
Windstream Corp.	402,300	5,237,946

		89,912,491

Electrical Equipment — 0.9%
ABB Ltd. (Switzerland)	82,764	2,384,633
Acuity Brands, Inc.(b)	47,300	2,128,500
Alstom (France)	3,811	819,067
Emerson Electric Co.	183,400	10,391,443
First Solar, Inc.(a)(b)	2,400	641,136
Hitachi Cable Ltd. (Japan)	66,000	389,472
Prysmian SpA (Italy)(a)	4,590	113,346
Rockwell Automation, Inc.	151,500	10,447,439
Schneider Electric SA (France)	15,126	2,049,619
Sumitomo Electric Industries Ltd. (Japan)	30,400	479,455
Thomas & Betts Corp.(a)(b)	29,700	1,456,488
Vestas Wind Systems A/S (Denmark)(a)	7,474	808,943

		32,109,541

Electric Utilities — 1.3%
American Electric Power Co., Inc.	177,700	8,273,712
CLP Holdings Ltd. (Hong Kong)	89,500	608,065
Duke Energy Corp.	613,900	12,382,363
E.On AG (Germany)	26,290	5,596,864
Edison International	210,100	11,213,037
Enel S.p.A (Italy)	134,410	1,598,645
Energias de Portugal SA (Portugal)	24,101	157,509
FirstEnergy Corp.	49,600	3,588,064
Hokkaido Electric Power Co., Inc. (Japan)	4,100	88,380
Hong Kong Electric Holdings Ltd. (Hong Kong)	28,000	160,239
Portland General Electric Co.	32,900	913,962
PPL Corp.	10,300	536,527

SEE NOTES TO FINANCIAL STATEMENTS.

A61

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

COMMON STOCKS (continued)	Shares	Value (Note 2)

Electric Utilities (continued)
Public Power Corp. SA (Greece)	9,825	$517,128
Scottish & Southern Energy PLC (United Kingdom)	11,871	387,067
Union Fenosa, SA (Spain)	21,457	1,449,038

		47,470,600

Electronic Equipment & Instruments — 0.5%
Agilent Technologies, Inc.(a)	344,700	12,664,278
FUJIFILM Holdings Corp. (Japan)	8,500	355,772
Hitachi Cable Ltd. (Japan)	72,000	534,913
Jabil Circuit, Inc.	286,500	4,374,855
Kyocera Corp. (Japan)	4,400	388,847
Omron Corp. (Japan)	49,100	1,155,982
Venture Co. Ltd. (Singapore)	22,000	192,953

		19,667,600

Energy Equipment & Services — 1.0%
Halliburton Co.	534,300	20,255,313
Hornbeck Offshore Services, Inc.(a)(b)	121,100	5,443,445
National-Oilwell Varco, Inc.(a)(b)	58,600	4,304,756
Schlumberger Ltd. (Netherlands)	42,700	4,200,399
SEACOR Holdings, Inc.(a)(b)	18,200	1,687,868
Unit Corp.(a)	10,400	481,000
WorleyParsons Ltd. (Australia)	60,044	2,704,946

		39,077,727

Exchange Traded Fund
iShares MSCI EAFE Index Fund	4,800	376,800

Food & Staples Retailing — 1.4%
Casino Guichard-Perrachon SA (France)	12,240	1,331,248
Circle K Sunkus Co. Ltd. (Japan)	8,800	130,073
CVS Caremark Corp.	59,800	2,377,050
FamilyMart Co. Ltd. (Japan)	6,900	216,071
Koninklijke Ahold NV (Netherlands)	12,963	180,618
Kroger Co. (The)	374,100	9,992,210
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	13,000	316,520
Safeway, Inc.	45,300	1,549,713
SUPERVALU, Inc.	66,600	2,498,832
Sysco Corp.	46,400	1,448,144
UNY Co. Ltd. (Japan)	62,000	523,699
Wal-Mart Stores, Inc.	614,600	29,211,937
Wesfarmers Ltd. (Australia)(a)	4,488	160,386
Woolworths Ltd. (Australia)	83,507	2,476,485

		52,412,986

Food Products — 0.9%
Archer-Daniels-Midland Co.	143,200	6,648,775
ConAgra Foods, Inc.	133,300	3,171,207
Danisco A/S (Denmark)	5,850	414,658
East Asiatic Co. Ltd. A/S (Denmark)	8,750	681,979
Ebro Puleva SA (Spain)	20,374	373,540
Futuris Corp. Ltd. (Australia)	144,676	271,386
General Mills, Inc.	179,500	10,231,499
Goodman Fielder Ltd. (Australia)	688,032	1,137,418
Nestle SA (Class B Stock) (Switzerland)	7,935	3,644,570
Pilgrim’s Pride Corp.(b)	71,900	2,081,505
Unilever NV (Netherlands)	28,858	1,061,127
Unilever PLC (United Kingdom)	61,219	2,303,207
Wilmar International Ltd. (Singapore)	306,000	1,137,072

		33,157,943

SEE NOTES TO FINANCIAL STATEMENTS.

A62

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

COMMON STOCKS (continued)	Shares	Value (Note 2)

Gas Utilities
AGL Resources, Inc.	10,800	$406,512
Gas Natural SDG SA (Spain)	10,522	615,656
Nicor, Inc.	5,400	228,690
Southwest Gas Corp.	8,000	238,160

		1,489,018

Healthcare Equipment & Supplies — 1.1%
Analogic Corp.	8,800	595,936
Baxter International, Inc.	168,900	9,804,645
Becton, Dickinson & Co.	136,200	11,383,596
Covidien Ltd. (Bermuda)	85,200	3,773,508
Invacare Corp.	12,800	322,560
Medtronic, Inc.	157,100	7,897,417
Mentor Corp.(b)	53,600	2,095,760
Olympus Corp. (Japan)	23,000	937,365
Stryker Corp.	26,000	1,942,720
Terumo Corp. (Japan)	1,800	93,839

		38,847,346

Healthcare Providers & Services — 1.8%
Cardinal Health, Inc.	4,700	271,425
Chemed Corp.	21,300	1,190,244
Express Scripts, Inc.(a)(b)	238,600	17,417,800
Medco Health Solutions, Inc.(a)	4,600	466,440
Parkway Holdings Ltd. (Singapore)	89,000	241,863
Suzuken Co. Ltd. (Japan)	13,100	466,286
UnitedHealth Group, Inc.	439,200	25,561,440
WellPoint, Inc.(a)	241,900	21,221,887

		66,837,385

Hotels, Restaurants & Leisure — 1.1%
Brinker International, Inc. (Australia)	209,350	4,094,886
Darden Restaurants, Inc.(b)	198,000	5,486,580
Enterprise Inns PLC (United Kingdom)	54,540	528,724
Jack in the Box, Inc.(a)(b)	106,400	2,741,928
McDonald’s Corp.(b)	130,100	7,664,191
OPAP SA (Greece)	1,723	69,074
Panera Bread Co. (Class A Stock)(a)(b)	9,600	343,872
Sonic Corp.(a)(b)	96,700	2,117,730
Wyndham Worldwide Corp.	94,200	2,219,352
Yum! Brands, Inc.	367,900	14,079,533

		39,345,870

Household Durables — 0.3%
Barratt Developments PLC (United Kingdom)	46,780	424,164
Bellway PLC (United Kingdom)	22,614	375,204
Bovis Homes Group PLC (United Kingdom)	9,954	122,057
Harman International Industries, Inc.	29,600	2,181,816
Makita Corp. (Japan)	4,100	171,409
Matsushita Electric Industrial Co. Ltd. (Japan)	49,000	1,004,053
Persimmon PLC (United Kingdom)	2,974	47,360
Sekisui Chemical Co. Ltd. (Japan)	190,000	1,269,114
Sekisui House Ltd. (Japan)	130,000	1,389,488
Stanley Works (The)	36,800	1,784,064
Taylor Wimpey PLC (United Kingdom)	252,607	1,022,024
Whirlpool Corp.	15,800	1,289,754

		11,080,507

Household Products — 1.4%
Clorox Co. (The)(b)	40,100	2,613,317
Kimberly-Clark Corp.	245,400	17,016,036

SEE NOTES TO FINANCIAL STATEMENTS.

A63

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

COMMON STOCKS (continued)	Shares	Value (Note 2)

Household Products (continued)
Procter & Gamble Co.	390,905	$28,700,245
Reckitt Benckiser Group PLC (United Kingdom)	46,355	2,688,878

		51,018,476

Independent Power Producers & Energy Traders — 0.4%
AES Corp. (The)(a)	258,200	5,522,898
Constellation Energy Group, Inc.	74,000	7,587,220

		13,110,118

Industrial Conglomerates — 2.1%
3M Co.	172,200	14,519,904
Cookson Group PLC (United Kingdom)	15,018	208,367
General Electric Co.	1,603,900	59,456,573
Keppel Corp. Ltd. (Singapore)	115,000	1,024,728
Koninklijke (Royal) Philips Electronics NV (Netherlands)	5,309	229,135
Rheinmetall AG (Germany)	932	74,700
SembCorp Industries Ltd. (Singapore)	159,000	631,955
Siemens AG (Germany)	7,405	1,173,809
Wendel (France)	4,135	598,150

		77,917,321

Insurance — 3.3%
ACE Ltd. (Cayman Islands)	182,000	11,243,960
Aegon NV (Netherlands)	44,331	783,604
Allianz AG (Germany)	18,076	3,913,467
Allstate Corp. (The)	289,000	15,094,470
AMBAC Financial Group, Inc.(b)	57,200	1,474,044
American Financial Group, Inc.(b)	120,300	3,474,264
American International Group, Inc.	461,435	26,901,660
Arch Capital Group Ltd. (Bermuda)(a)	20,200	1,421,070
Aviva PLC (United Kingdom)	106,705	1,429,502
AXA SA (France)	52,158	2,088,699
Chubb Corp. (The)	145,100	7,919,558
CNP Assurances (France)	4,013	522,124
Endurance Specialty Holdings Ltd. (Bermuda)	20,200	842,946
Hartford Financial Services Group, Inc.	65,100	5,676,069
Legal & General Group PLC (United Kingdom)	141,000	366,562
MBIA, Inc.(b)	66,000	1,229,580
MetLife, Inc.(b)	62,900	3,875,898
Montpelier Re Holdings Ltd. (Bermuda)	42,700	726,327
Muenchener Rueckversicherungs — Gesellschaft AG (Germany)	14,375	2,792,109
Old Mutual PLC (United Kingdom)	90,996	303,586
PartnerRe Ltd. (Bermuda)	11,900	982,107
Platinum Underwriters Holdings Ltd. (Bermuda)	23,500	835,660
Royal & Sun Alliance Insurance Group (United Kingdom)	464,556	1,370,475
SCOR SE (France)	24,865	636,194
Suncorp-Metway Ltd. (Australia)	32,346	477,427
Swiss Life Holding (Switzerland)	2,430	607,420
Swiss Reinsurance (Switzerland)	25,784	1,832,198
Travelers Cos, Inc. (The)	326,000	17,538,799
XL Capital Ltd. (Class A Stock)	79,400	3,994,614
Zurich Financial Services AG (Switzerland)	6,305	1,851,709

		122,206,102

Internet & Catalog Retail
Home Retail Group (United Kingdom)	221,881	1,448,701

Internet Software & Services — 0.8%
EarthLink, Inc.(a)(b)	322,600	2,280,782
eBay, Inc.(a)	496,100	16,465,559

SEE NOTES TO FINANCIAL STATEMENTS.

A64

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

COMMON STOCKS (continued)	Shares	Value (Note 2)

Internet Software & Services (continued)
Google, Inc. (Class A Stock)(a)	14,800	$10,233,904
Tencent Holdings Ltd. (China)	79,000	590,041

		29,570,286

IT Services — 0.5%
Accenture Ltd. (Class A Stock) (Bermuda)	32,400	1,167,372
Automatic Data Processing, Inc.	313,800	13,973,514
MasterCard, Inc. (Class A Stock)(b)	15,000	3,228,000
SYKES Enterprises, Inc.(a)	30,100	541,800

		18,910,686

Leisure Equipment & Products — 0.1%
Nikon Corp. (Japan)	39,000	1,326,714
Sankyo Co. Ltd. (Japan)	3,300	152,469
Yamaha Corp. (Japan)	14,500	330,839

		1,810,022

Life Sciences, Tools & Services — 0.4%
Applera Corp. – Applied Biosystems Group	43,300	1,468,736
Invitrogen Corp.(a)(b)	21,600	2,017,656
Thermo Fisher Scientific, Inc.(a)	9,500	547,960
Waters Corp.(a)	130,500	10,318,635

		14,352,987

Machinery — 1.0%
Charter PLC (United Kingdom)(a)	45,541	719,340
Cummins, Inc.	22,000	2,802,140
Eaton Corp.	89,500	8,677,025
EnPro Industries, Inc.(a)(b)	16,400	502,660
Illinois Tool Works, Inc.	68,300	3,656,782
Ingersoll-Rand Co. (Class A Stock) (Bermuda)	222,600	10,344,223
Komatsu Ltd. (Japan)	81,800	2,193,808
Komori Corp. (Japan)	30,000	661,091
Konecranes Oyj (Finland)	16,512	569,254
Kubota Corp. (Japan)	36,000	242,263
MAN AG (Germany)	8,304	1,386,003
NSK Ltd. (Japan)	43,000	440,768
Sandvik AB (Sweden)	30,007	516,506
Sumitomo Heavy Industries Ltd. (Japan)	20,000	182,352
Trelleborg AB (Class B Stock) (Sweden)	22,700	475,902
Trinity Industries, Inc.(b)	87,200	2,420,672

		35,790,789

Marine — 0.1%
Cosco Corp (Singapore) Ltd. (Singapore)	70,000	276,355
Kawasaki Kisen Kaisha Ltd. (Japan)	52,000	504,812
Mitsui OSK Lines Ltd. (Japan)	153,000	1,934,271
Neptune Orient Lines Ltd. (Singapore)	71,000	190,861
Nippon Yusen Kabushiki Kaish (Japan)	84,000	661,751
Orient Overseas International Ltd. (Hong Kong)	21,000	153,852
TBS International Ltd. (Class A Stock) (Bermuda)(a)	8,900	294,234

		4,016,136

Media — 2.1%
CBS Corp. (Class B Stock)(b)	362,019	9,865,018
Comcast Corp. (Class A Stock)(a)(b)	111,073	2,028,193
Daily Mail & General Trust (United Kingdom)	30,597	302,553
DIRECTV Group, Inc. (The)(a)	183,300	4,237,896
Gestevision Telecinco SA (Spain)	33,559	859,128
Lagardere SCA (France)	7,997	599,684
Marvel Entertainment, Inc.(a)(b)	97,800	2,612,238
Time Warner, Inc.	1,124,850	18,571,274

SEE NOTES TO FINANCIAL STATEMENTS.

A65

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

COMMON STOCKS (continued)	Shares	Value (Note 2)

Media (continued)
Valassis Communications, Inc.(a)(b)	78,600	$918,834
Viacom, Inc. (Class B Stock)(a)	324,900	14,269,608
Vivendi Universal SA (France)	68,790	3,156,031
Walt Disney Co.	676,000	21,821,280
Yell Group PLC (United Kingdom)	17,095	136,458

		79,378,195

Metals & Mining — 1.4%
Acerinox SA (Spain)	20,192	496,851
Alcoa, Inc.	424,800	15,526,440
Anglo American PLC (United Kingdom)	7,561	463,570
ArcelorMittal (Luxembourg)	11,115	893,789
BHP Billiton Ltd. (Australia)	105,439	3,685,940
BHP Billiton PLC (United Kingdom)	99,994	3,077,290
Boliden AB (Sweden)	13,100	164,682
Kobe Steel Ltd. (Japan)	217,000	699,577
Mitsubishi Materials Corp. (Japan)	150,000	633,384
Newmont Mining Corp.	186,600	9,111,678
Nippon Steel Corp. (Japan)	84,000	514,159
Nisshin Steel Co. Ltd. (Japan)	97,000	335,149
Nucor Corp.	8,000	473,760
Outokumpu OYJ (Finland)	26,454	820,342
Rio Tinto PLC (United Kingdom)	39,715	4,203,453
Salzgitter AG (Germany)	9,598	1,420,819
Sumitomo Metal Mining Co. Ltd. (Japan)	29,000	490,289
Thyssenkrupp AG (Germany)	40,662	2,280,501
United States Steel Corp.	45,900	5,549,769
Voestalpine AG (Austria)	9,193	664,640
Yamato Kogyo Co. Ltd. (Japan)	6,000	242,923

		51,749,005

Multiline Retail — 0.2%
Big Lots, Inc.(a)(b)	84,600	1,352,754
Dollar Tree Stores, Inc.(a)	45,500	1,179,360
J.C. Penney Co., Inc.	98,800	4,346,212
Marks & Spencer Group PLC (United Kingdom)	113,014	1,259,810
Next PLC (United Kingdom)	8,270	267,348
Ryohin Keikaku Co. Ltd. (Japan)	1,200	72,034

		8,477,518

Multi-Utilities — 0.4%
AGL Energy Ltd. (Australia)	10,777	125,456
Centerpoint Energy, Inc.	38,800	664,644
Centrica PLC (United Kingdom)	302,580	2,160,812
Consolidated Edison, Inc.	132,300	6,462,855
Integrys Energy Group, Inc.	8,100	418,689
National Grid PLC (United Kingdom)	150,205	2,493,649
NiSource, Inc.	61,300	1,157,957
RWE AG (Germany)	3,184	448,992
Suez SA (France)	13,041	887,933

		14,820,987

Office Electronics — 0.4%
Canon, Inc. (Japan)	20,700	947,368
Konica Minolta Holdings, Inc. (Japan)	21,000	368,151
Ricoh Co. Ltd. (Japan)	102,000	1,862,147
Xerox Corp.	763,500	12,361,065

		15,538,731

SEE NOTES TO FINANCIAL STATEMENTS.

A66

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

COMMON STOCKS (continued)	Shares	Value (Note 2)

Oil, Gas & Consumable Fuels — 6.8%
BP PLC (United Kingdom)	521,181	$6,380,411
Chesapeake Energy Corp.	292,000	11,446,400
Chevron Corp.	464,856	43,385,010
ConocoPhillips (Class B Stock)	348,434	30,766,722
EFG Eurobank Ergasias (Greece)	5,761	202,823
ENI S.p.A (Italy)	57,232	2,096,088
Exxon Mobil Corp.	983,716	92,164,352
Holly Corp.	28,400	1,445,276
Idemitsu Kosan Co. Ltd. (Japan)	2,400	252,780
Marathon Oil Corp.(b)	246,300	14,989,818
Nippon Oil Corp. (Japan)	249,000	2,013,009
Occidental Petroleum Corp.	124,600	9,592,954
OMV AG (Austria)	21,788	1,765,415
Repsol YPF SA (Spain)	48,540	1,730,200
Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	90,079	3,747,613
Royal Dutch Shell PLC (United Kingdom)	55,023	2,312,158
Singapore Petroleum Co. Ltd. (Singapore)	220,000	1,148,527
Sunoco, Inc.	39,000	2,825,160
Swift Energy Co.(a)	10,900	479,927
Total SA (France)	53,410	4,437,754
Valero Energy Corp.	248,100	17,374,443
Williams Cos., Inc. (The)	88,700	3,173,686

		253,730,526

Paper & Forest Products — 0.2%
International Paper Co.	151,400	4,902,332
Mondi Ltd. (South Africa)	4,889	46,141
Mondi PLC (United Kingdom)	58,887	498,188
Sonae Industria SGPS SA (Portugal)(a)	36,170	351,668

		5,798,329

Personal Products
Herbalife Ltd. (Cayman Islands)	17,100	688,788
Oriflame Cosmetics SA (Sweden)	8,200	523,982

		1,212,770

Pharmaceuticals — 3.9%
Abbott Laboratories	180,500	10,135,075
Astellas Pharma, Inc. (Japan)	17,900	776,334
AstraZeneca PLC (United Kingdom)	60,598	2,610,361
Bristol-Myers Squibb Co.	40,000	1,060,800
Eli Lilly & Co.	279,400	14,917,166
GlaxoSmithKline PLC (United Kingdom)	152,103	3,872,516
H Lundbeck A/S (Denmark)	9,600	259,762
Johnson & Johnson	523,998	34,950,667
King Pharmaceuticals, Inc.(a)	308,600	3,160,064
Kyowa Hakko Kogyo Co. Ltd. (Japan)	53,000	566,044
Merck & Co., Inc.	298,700	17,357,457
Novartis AG (Switzerland)	24,679	1,353,677
Pfizer, Inc.	1,525,565	34,676,092
Roche Holding AG-Genusshein (Switzerland)	9,449	1,632,491
Sanofi-Aventis (France)	35,875	3,303,372
Shire PLC (United Kingdom)	18,472	422,492
Takeda Pharmaceutical Co. Ltd. (Japan)	11,100	648,471
Wyeth	279,300	12,342,267

		144,045,108

Real Estate Investment Trusts — 0.4%
Annaly Capital Management, Inc.(b)	221,400	4,025,053
Ashford Hospitality Trust, Inc.	81,600	586,704

SEE NOTES TO FINANCIAL STATEMENTS.

A67

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

COMMON STOCKS (continued)	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Brandywine Realty Trust	87,400	$1,567,082
CBL & Associates Properties, Inc.	32,000	765,120
Centro Properties Group	15,744	13,771
First Industrial Realty Trust, Inc.(b)	47,000	1,626,200
Host Hotels & Resorts, Inc.	123,700	2,107,848
ING Industrial Fund (Australia)	386,508	856,334
Mirvac Group (Australia)	149,661	782,140
NorthStar Realty Finance Corp.(b)	87,400	779,608
Strategic Hotels & Resorts, Inc.(b)	39,200	655,816
Sunstone Hotel Investors, Inc.	9,300	170,097
Westfield Group (Australia)	4,445	81,266

		14,017,039

Real Estate Management & Development — 0.1%
Cheung Kong Holdings Ltd. (Hong Kong)	57,000	1,041,359
City Developments Ltd. (Singapore)	25,000	243,470
Jones Lang LaSalle, Inc.	9,100	647,556
K.K. DaVinci Advisors (Japan)(a)	404	350,006
Leopalace21 Corp. (Japan)	16,400	440,631
Swire Pacific Ltd. (Hong Kong)	40,000	548,125
Wharf (Holdings) Ltd. (The) (Hong Kong)(a)	241,000	1,246,698

		4,517,845

Road & Rail — 0.2%
Nippon Express Co. Ltd. (Japan)	19,000	96,940
Ryder System, Inc.	12,000	564,120
Seino Holdings Co. Ltd. (Japan)	39,000	262,421
Union Pacific Corp.	40,300	5,062,487

		5,985,968

Semiconductors & Semiconductor Equipment — 1.4%
ASML Holding NV (Netherlands)	7,334	232,254
Integrated Device Technology, Inc.(a)	58,400	660,504
Intel Corp.	832,700	22,199,782
Lam Research Corp.(a)	121,100	5,235,153
Linear Technology Corp.(b)	182,500	5,808,975
NVIDIA Corp.(a)(b)	340,600	11,587,212
Semtech Corp.(a)(b)	46,000	713,920
Texas Instruments, Inc.(b)	25,300	845,020
Varian Semiconductor Equipment Associates, Inc.(a)	59,700	2,208,900
Zoran Corp.(a)(b)	135,400	3,047,854

		52,539,574

Software — 2.6%
Adobe Systems, Inc.(a)	150,800	6,443,684
Advent Software, Inc.(a)(b)	18,000	973,800
BMC Software, Inc.(a)	56,200	2,002,968
Intuit, Inc.(a)	193,500	6,116,535
Lawson Software, Inc.(a)	27,200	278,528
Microsoft Corp.	1,703,100	60,630,360
Nintendo Co. Ltd. (Japan)	5,700	3,346,766
Oracle Corp.(a)	203,000	4,583,740
Symantec Corp.(a)(b)	701,100	11,315,754

		95,692,135

Specialty Retail — 1.1%
AnnTaylor Stores Corp.(a)(b)	44,300	1,132,308
Asbury Automotive Group	58,500	880,425
Belle International Holdings Ltd. (China)	51,000	76,298
Best Buy Co., Inc.(b)	220,200	11,593,530
Christopher & Banks Corp.	31,900	365,255
Esprit Holdings Ltd. (Hong Kong)	65,400	963,032

SEE NOTES TO FINANCIAL STATEMENTS.

A68

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

COMMON STOCKS (continued)	Shares	Value (Note 2)

Specialty Retail (continued)
Group 1 Automotive, Inc.(b)	14,200	$337,250
Gymboree Corp.(a)(b)	129,000	3,929,340
Hennes & Mauritz AB (Class B Stock) (Sweden)	5,200	316,592
Hikari Tsushin, Inc. (Japan)	3,200	108,582
Home Depot, Inc.	496,750	13,382,446
Limited Brands, Inc.(b)	317,000	6,000,810
Rent-A-Center, Inc.(a)	177,400	2,575,848
Shimachu Co. Ltd. (Japan)	2,900	81,705

		41,743,421

Textiles, Apparel & Luxury Goods — 0.3%
Jones Apparel Group, Inc.(b)	196,100	3,135,639
Liz Claiborne, Inc.(b)	45,800	932,030
Nisshinbo Industries, Inc. (Japan)	21,000	256,062
Swatch Group AG (Switzerland)	11,058	652,941
VF Corp.	40,900	2,808,194
Warnaco Group, Inc. (The)(a)(b)	97,900	3,406,921

		11,191,787

Thrifts & Mortgage Finance — 0.3%
Hudson City Bancorp, Inc.	617,300	9,271,846
Washington Mutual, Inc.(b)	41,300	562,093

		9,833,939

Tobacco — 0.9%
Altria Group, Inc.	187,100	14,141,017
British American Tobacco PLC (United Kingdom)	21,293	832,884
Imperial Tobacco Group PLC (United Kingdom)	55,194	2,979,659
Reynolds American, Inc.(b)	210,600	13,891,176

		31,844,736

Trading Companies & Distributors — 0.2%
Itochu Corp. (Japan)	119,000	1,148,307
Marubeni Corp. (Japan)	146,000	1,023,023
Mitsubishi Corp. (Japan)	33,000	893,135
Mitsui & Co. Ltd. (Japan)	93,000	1,942,086
Sumitomo Corp. (Japan)	66,100	924,830

		5,931,381

Transportation Infrastructure
Hopewell Holdings (Hong Kong)	119,000	545,602
Kamigumi Co. Ltd. (Japan)	31,000	223,708

		769,310

Wireless Telecommunication Services — 0.5%
KDDI Corp. (Japan)	96	710,311
Sprint Nextel Corp.	959,100	12,592,983
Vodafone Group PLC (United Kingdom)	1,794,633	6,708,975

		20,012,269

TOTAL COMMON STOCKS (cost $2,104,931,744)		2,396,999,371

PREFERRED STOCK — 0.1%
Automobiles — 0.1%
Porsche AG (Germany) (cost $685,818)	649	1,310,487

RIGHTS
Real Estate Management & Development
Wharf (Holdings) Ltd. (The) (Hong Kong)(a) (cost $0)	30,125	41,339

SEE NOTES TO FINANCIAL STATEMENTS.

A69

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS — 27.4%
Aerospace & Defense — 0.2%
BAE Systems Holdings, Inc.,
Notes, 144A
4.75%	08/15/10	Baa2	$2,150	$2,165,237
Boeing Capital Corp.,(b)
Sr. Notes
6.10%	03/01/11	A2	925	969,552
Goodrich Corp.,
Notes
6.80%	07/01/36	Baa2	848	906,150
Northrop Grumman Corp.,
Gtd. Notes
7.125%	02/15/11	Baa1	3,500	3,730,111
Raytheon Co.,
Sr. Notes
5.50%	11/15/12	Baa1	595	619,510

				8,390,560

Airlines — 0.1%
American Airlines, Inc.,
Pass-thru Certs., Ser. 01-1
6.817%	05/23/11	Ba1	2,520	2,441,249
Continental Airlines, Inc.,
Pass-thru Certs., Ser. 981A
6.648%	09/15/17	Baa2	357	358,729
Delta Air Lines, Inc.,(b)
Pass-thru Certs., 144A
6.821%	08/10/22	Baa1	520	491,452
Southwest Airlines Co.,
Notes
6.50%	03/01/12	Baa1	1,005	1,040,680

				4,332,110

Asset Backed Securities — 0.7%
American Express Credit Account Master Trust,(g)
Ser. 2004-4, Class C, 144A
5.4975%	03/15/12	Baa1	1,170	1,151,533
Ser. 2004-C, Class C, 144A
5.5275%	02/15/12	Baa1	386	385,741
Amortizing Residential Collateral Trust,(g)
Ser. 2002-BC7, Class M2
6.215%	10/25/32	BB(f)	118	63,890
Ser. 2002-BC9, Class M1
6.515%	12/25/32	Aa2	2,498	2,248,696
Bank of America Credit Card Trust,(g)
Ser. 2006-C5, Class C5
5.4275%	01/15/16	Baa2	3,209	2,971,802
Bank One Issuance Trust,
Ser. 2003-C1, Class C1
4.54%	09/15/10	Baa2	1,820	1,819,872
CDC Mortgage Capital Trust,(g)
Ser. 2002-HE3, Class M1
6.515%	03/25/33	A1	796	632,263
Centex Home Equity,(g)
Ser. 2005-A, Class M2
5.365%	01/25/35	Aa2	1,790	1,634,838
Citibank Credit Card Insurance Trust,(g)
Ser. 2006-C1, Class C1
5.3488%	02/20/15	Baa2	1,350	1,241,041

SEE NOTES TO FINANCIAL STATEMENTS.

A70

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (continued)
Asset Backed Securities (continued)
Credit-Based Asset Servicing and Securitization LLC,
Ser. 2005-CB6, Class A3
5.12%	07/25/35	Aaa	$1,400	$1,392,390
Equity One ABS, Inc.,
Ser. 2004-3, Class M1
5.70%	07/25/34	Aa2	1,280	1,176,369
First Franklin Mortgage Loan Trust,(g)
Ser. 2005-FFH1, Class M2
5.385%	06/25/36	Aa2	1,450	1,297,966
Household Home Equity Loan Trust,(g)
Ser. 2005-2, Class M2
5.4388%	01/20/35	Aa1	534	467,864
MBNA Master Credit Card Trust,
Ser. 1999-J, Class A
7.00%	02/15/12	Aaa	1,830	1,916,209
Morgan Stanley ABS Capital I,(g)
Ser. 2004-NC3, Class M2
5.965%	03/25/34	A2	959	884,135
Morgan Stanley Dean Witter Capital I,(g)
Ser. 2002-HE1, Class M1
5.765%	07/25/32	Aa2	1,585	1,513,679
Ser. 2002-NC2, Class M2, 144A
7.19%	04/25/32	A(f)	381	136,622
Ser. 2002-NC4, Class M1
6.14%	09/25/32	Aaa	1,179	1,143,552
Saxon Asset Securities Trust,(g)
Ser. 2005-2, Class M2
5.305%	10/25/35	Aa2	1,170	1,128,119
Securitized Asset Backed Receivables LLC,(g)
Ser. 2004-OP1, Class M1
5.375%	02/25/34	Aa2	1,325	1,291,039
Ser. 2006-FR3, Class A3
5.115%	05/25/36	Aaa	1,100	858,000
SVO VOI Mortgage Corp.,
Ser. 2005-AA, Class A, 144A
5.25%	02/20/21	Aaa	617	611,647
WFS Financial Owner Trust,
Ser. 2004-4, Class D
3.58%	05/17/12	A2	236	234,065

				26,201,332

Automotive — 0.1%
Johnson Controls, Inc.,
Sr. Notes
5.50%	01/15/16	Baa1	245	241,408
Oshkosh Truck Corp.,(h)
Bank Loan
6.90%	12/06/13	Ba3	1,975	1,893,306

				2,134,714

Banking — 0.6%
Banco Bradesco (Cayman Islands),
Notes
8.75%	10/24/13	A2	1,760	1,993,200
Bank of America Corp.,(b)
Sub. Notes
5.75%	08/15/16	Aa2	1,775	1,778,165

SEE NOTES TO FINANCIAL STATEMENTS.

A71

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (continued)
Banking (continued)
Bank of America NA,
Sub. Notes
5.30%(b)	03/15/17	Aa1	$930	$904,310
6.00%	10/15/36	Aa1	410	392,134
Bank One Corp.,
Sub. Notes
7.875%	08/01/10	Aa3	2,250	2,426,995
Citigroup, Inc.,
Sub. Notes
5.00%	09/15/14	A1	454	432,591
5.625%(b)	08/27/12	A1	2,800	2,836,346
6.125%	08/25/36	A1	570	539,499
DEPFA ACS Bank (Ireland),
Notes, 144A
5.125%	03/16/37	Aaa	1,380	1,364,024
First Union National Bank,
Sub. Notes
7.80%	08/18/10	Aa2	2,100	2,263,212
HSBC Bank USA,
Sr. Notes
3.875%	09/15/09	Aa2	250	247,662
ICICI Bank Ltd. (India),(g)
Notes, 144A
5.7875%	01/12/10	Baa2	2,385	2,354,234
ICICI Bank Ltd. (Singapore),
Notes, 144A
5.75%	11/16/10	Baa2	1,410	1,398,719
JPMorgan Chase & Co.,
Sub. Notes
4.60%	01/17/11	Aa2	720	717,907
6.50%	01/15/09	Aa3	1,100	1,109,854
MUFG Capital Finance 1 Ltd., (Cayman Islands),(g)
Gtd. Notes
6.346%	07/25/49	A2	800	757,707
Santander Central Hispano Issuances (Cayman Islands),
Bank Gtd. Notes
7.625%	09/14/10	Aa2	695	744,107
Wells Fargo Bank,
Sub. Notes
4.75%	02/09/15	Aa1	585	558,743
6.45%	02/01/11	Aa1	65	68,767

				22,888,176

Brokerage — 0.4%
Bear Stearns Co., Inc. (The),
Sr. Unsec. Notes
6.40%	10/02/17	A2	330	318,833
Unsec. Notes
5.30%	10/30/15	A2	515	471,818
Goldman Sachs Group, Inc. (The),
Sr. Notes(b)
5.45%	11/01/12	Aa3	600	611,677
Sub. Notes
5.625%	01/15/17	A1	1,190	1,162,126
6.45%	05/01/36	A1	1,615	1,517,281
6.75%	10/01/37	A1	694	679,966

SEE NOTES TO FINANCIAL STATEMENTS.

A72

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (continued)
Brokerage (continued)
Lehman Brothers Holdings, Inc.,
Sr. Notes(b)
5.25%	02/06/12	A1	$1,715	$1,696,972
Sub. Notes
6.50%	07/19/17	A2	582	588,901
Merrill Lynch & Co., Inc.,
Notes
4.25%	02/08/10	A1	1,170	1,146,949
4.79%	08/04/10	A1	295	292,309
5.00%	01/15/15	A1	615	579,960
Notes, M.T.N
5.77%	07/25/11	A1	520	521,573
Sr. Unsec. Notes(b)
6.40%	08/28/17	A1	1,100	1,117,554
Morgan Stanley,
Notes
5.30%	03/01/13	Aa3	845	842,874
5.45%, M.T.N.	01/09/17	Aa3	1,045	1,013,724
Sr. Notes, M.T.N.(b)
5.25%	11/02/12	Aa3	930	929,690
Sr. Unsec. Notes, M.T.N.
5.75%	10/18/16	Aa3	1,300	1,282,797
5.95%	12/28/17	Aa3	620	619,558
Sub. Notes
4.75%	04/01/14	A1	1,170	1,096,119

				16,490,681

Building Materials & Construction — 0.1%
American Standard, Inc.,
Gtd. Notes
7.625%	02/15/10	Baa3	770	808,551
Centex Corp.,(b)
Sr. Unsec. Notes
6.50%	05/01/16	Ba1	325	288,852
Hanson PLC (United Kingdom),
Sr. Unsub. Notes
7.875%	09/27/10	Baa3	1,000	1,084,956
Lafarge SA (France),
Notes
6.15%	07/15/11	Baa2	910	936,091
Ryland Group, Inc. (The),
Sr. Notes
5.375%	06/01/08	Ba1	160	159,051

				3,277,501

Cable — 0.2%
AT&T Broadband LLC,(e)
Gtd. Notes
9.455%	11/15/22	Baa2	255	324,269
Comcast Corp.,
Gtd. Notes
6.45%	03/15/37	Baa2	220	224,000
Sr. Unsec. Notes
6.50%	11/15/35	Baa2	450	459,198
Cox Communications, Inc.,
Notes, Class A
6.75%	03/15/11	Baa3	950	996,601
7.875%	08/15/09	Baa3	1,275	1,333,927

SEE NOTES TO FINANCIAL STATEMENTS.

A73

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (continued)
Cable (continued)
Insight Midwest Holdings LLC,(h)
Bank Loan
6.753%	10/06/13	Ba3	$1,800	$1,724,999
Time Warner Cable, Inc.,
Sr. Unsec. Notes
5.40%	07/02/12	Baa2	2,510	2,515,045

				7,578,039

Capital Goods — 0.3%
Caterpillar Financial Services Corp.,
Notes, M.T.N.
5.50%	03/15/16	A2	825	830,053
Caterpillar, Inc.,
Debs.
7.25%	09/15/09	A2	700	732,736
ERAC USA Finance Co.,
Gtd. Notes, 144A
5.80%	10/15/12	Baa2	460	456,352
6.375%	10/15/17	Baa2	1,302	1,257,879
7.00%	10/15/37	Baa2	490	445,032
7.35%	06/15/08	Baa2	1,950	1,966,643
FedEx Corp.,
Gtd. Notes
7.25%	02/15/11	Baa2	400	425,825
General Electric Co.,
Sr. Unsec. Notes
5.25%	12/06/17	Aaa	70	69,851
Honeywell International, Inc.,
Sr. Unsec. Notes
5.70%	03/15/37	A2	140	138,221
Sr. Unsub. Notes
6.125%	11/01/11	A2	1,095	1,146,442
Sensata Technologies,(h)
Bank Loan
6.93%	04/27/13	Ba3	1,393	1,320,298
United Technologies Corp.,
Debs.
8.875%	11/15/19	A2	390	505,694
Notes
6.35%	03/01/11	A2	825	878,450

				10,173,476

Chemicals — 0.1%
Dow Chemical Co. (The),
Debs.
5.97%	01/15/09	A3	390	395,072
Sr. Notes
6.125%	02/01/11	A3	685	710,689
ICI Wilmington, Inc.,
Gtd. Notes
5.625%	12/01/13	Baa2	720	740,444
Lubrizol Corp.,
Sr. Notes
4.625%	10/01/09	Baa3	860	863,659
Union Carbide Corp.,
Debs.
7.50%	06/01/25	Ba2	460	476,682

				3,186,546

SEE NOTES TO FINANCIAL STATEMENTS.

A74

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (continued)
Collateralized Mortgage Obligations — 0.4%
Banc of America Mortgage Securities, Inc.,(g)
Ser. 2005-A, Class 2A1
4.461%	02/25/35	Aaa	$1,391	$1,376,255
Ser. 2005-B, Class 2A1
4.382%	03/25/35	Aaa	984	976,632
Bank of America Alternative Loan Trust,
Ser. 2005-12, Class 3CB1
6.00%	01/25/36	Aaa	3,930	3,762,567
Chase Mortgage Finance Corp.,(g)
Ser. 2007-A1, Class 1A5
4.356%	02/25/37	Aaa	4,391	4,336,503
Countrywide Alternative Loan Trust,
Ser. 2004-18CB, Class 3A1
5.25%	09/25/19	Aaa	1,502	1,468,267
JPMorgan Mortgage Trust,(g)
Ser. 2007-A1, Class 4A1
4.071%	07/25/35	Aaa	2,723	2,703,175
Master Alternative Loan Trust,
Ser. 2004-4, Class 4A1
5.00%	04/25/19	Aaa	496	492,866
Structured Adjustable Rate Mortgage Loan,(g)
Ser. 2004-1, Class 4A3
4.17%	02/25/34	Aaa	917	933,902
Washington Mutual Alternative Mortgage,
Pass-Through Certificates, Ser. 2005-1, Class 3A
5.00%	03/25/20	AAA(f)	571	558,299

				16,608,466

Commercial Mortgage Backed Securities — 3.5%
Banc of America Commercial Mortgage, Inc.,
Ser. 2003-2, Class A3(g)
4.873%	03/11/41	AAA(f)	2,500	2,504,269
Ser. 2004-2, Class A4
4.153%	11/10/38	Aaa	2,800	2,752,921
Ser. 2005-1, Class ASB(g)
4.85%	11/10/42	AAA(f)	900	901,042
Ser. 2006-2, Class A4(g)
5.7401%	05/10/45	AAA(f)	2,300	2,377,168
Ser. 2007-1, Class A4
5.451%	01/15/49	Aaa	3,600	3,617,606
Bear Stearns Commercial Mortgage Securities,(g)
Ser. 2004-T16, Class A-6
4.75%	02/13/46	AAA(f)	4,500	4,428,905
Ser. 2005-T18, Class AAB
4.823%	02/13/42	Aaa	1,775	1,742,379
Ser. 2005-T20, Class AAB
5.138%	10/12/42	Aaa	2,400	2,400,774
Commercial Mortgage Acceptance Corp.,(g)
Ser. 1998-C2, Class F, 144A
5.44%	09/15/30	A-(f)	890	925,291
Commercial Mortgage Pass-Through Certificates, I/O,(g)
Ser. 2004-LB2A, Class X2, 144A
0.94%	03/10/39	AAA(f)	11,751	237,482
Credit Suisse Mortgage Capital Certificates,
Ser. 2006-C1, Class A4(g)
5.5546%	02/15/39	AAA(f)	2,700	2,740,922
Ser. 2006-C5, Class A3
5.311%	12/15/39	Aaa	1,790	1,783,775

SEE NOTES TO FINANCIAL STATEMENTS.

A75

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (continued)
Commercial Mortgage Backed Securities (continued)
CS First Boston Mortgage Securities Corp.,
Ser. 2004-C3, Class A4
4.835%	07/15/36	Aaa	$880	$880,274
Ser. 2004-C4, Class A4
4.283%	10/15/39	Aaa	1,400	1,378,294
DLJ Commercial Mortgage Corp.,
Ser. 2000-CF1, Class A1B
7.62%	06/10/33	AAA(f)	2,637	2,786,868
General Electric Capital Commercial Mortgage Corp., I/O,(g)
Ser. 2004-C2, Class X2, 144A
0.57%	03/10/40	Aaa	21,605	328,765
GMAC Commercial Mortgage Securities, Inc.,
Ser. 2005-C1, Class A5
4.697%	05/10/43	AAA(f)	2,720	2,595,699
Greenwich Capital Commercial Funding Corp.,
Ser. 2003-C1, Class A4
4.111%	07/05/35	Aaa	7,700	7,420,519
Ser. 2005-GG5, Class A5(g)
5.224%	04/10/37	Aaa	9,550	9,474,619
GS Mortgage Securities Corp. II,(g)
Ser. 2006-GG6, Class AAB
5.587%	04/10/38	AAA(f)	6,650	6,742,051
JPMorgan Chase & Co.,(g)
Ser. 2005-CB13, Class A4
5.294%	01/12/43	Aaa	2,340	2,339,410
Ser. 2005-LDP5, Class A4
5.1793%	12/15/44	Aaa	5,000	4,979,159
JPMorgan Chase Commercial Mortgage Securities Corp.,
Ser. 2005-LDP1, Class ASB(g)
4.853%	03/15/46	Aaa	4,200	4,153,529
Ser. 2005-LDP2, Class ASB
4.659%	07/15/42	Aaa	6,350	6,216,221
Ser. 2005-LDP4, Class A4(g)
4.918%	10/15/42	Aaa	2,500	2,425,461
Ser. 2006-CB16, Class ASB
5.523%	05/12/45	Aaa	3,900	3,945,338
Ser. 2006-LDP6, Class X2, I/O(g)
0.077%	04/15/43	Aaa	142,166	663,732
Ser. 2006-LDP8, Class ASB
5.37%	05/15/45	Aaa	3,700	3,711,682
JPMorgan Commercial Mortgage Finance Corp.,(g)
Ser. 2000-C10, Class A2
7.371%	08/15/32	Aaa	7,587	7,923,109
Ser. 2003-CB6, Class A2
5.255%	07/12/37	Aaa	2,100	2,130,673
KeyCorp.,(g)
Ser. 2000-C1, Class A2
7.727%	05/17/32	Aaa	8,072	8,468,200
LB-UBS Commercial Mortgage Trust,
Ser. 2003-C8, Class A3
4.83%	11/15/27	Aaa	1,460	1,462,804
Ser. 2004-C6, Class A5(g)
4.826%	08/15/29	AAA(f)	3,910	3,903,960
Ser. 2006-C6, Class AAB
5.341%	09/15/39	Aaa	2,480	2,488,751

SEE NOTES TO FINANCIAL STATEMENTS.

A76

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (continued)
Commercial Mortgage Backed Securities (continued)
Merrill Lynch Mortgage Trust,
Ser. 2004-KEY2, Class A3
4.615%	08/12/39	Aaa	$2,000	$1,981,065
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Ser. 2006-2, Class A4(g)
5.9095%	06/12/46	Aaa	1,795	1,873,448
Ser. 2007-5, Class A4
5.378%	08/12/48	Aaa	3,500	3,500,651
Morgan Stanley Capital I,
Ser. 2006-IQ11, Class A4(g)
5.773%	10/15/42	AAA(f)	2,600	2,678,148
Ser. 2007-HQ11, Class AAB
5.444%	02/12/44	Aaa	4,600	4,619,545
Ser. 2007-T27, AAB(g)
5.65%	06/11/42	AAA(f)	1,105	1,126,767

				128,611,276

Consumer
Whirlpool Corp.,
Notes
6.125%	06/15/11	Baa2	965	1,004,973

Electric — 0.7%
Appalachian Power Co.,
Sr. Notes, Ser. J
4.40%	06/01/10	Baa2	620	615,398
Arizona Public Service Co.,
Sr. Unsec. Notes
6.375%	10/15/11	Baa2	1,305	1,350,150
Unsec. Notes
6.25%	08/01/16	Baa2	175	178,077
Baltimore Gass & Electric Co.,
Sr. Unsec. Notes
6.35%	10/01/36	Baa2	550	545,480
Carolina Power & Light Co.,
First Mtge. Bonds
5.25%	12/15/15	A2	525	522,157
CenterPoint Energy Houston Electric LLC,
Mtge. Bonds, Ser. J2
5.70%	03/15/13	Baa2	740	747,076
Mtge. Bonds, Ser. K2
6.95%	03/15/33	Baa2	590	645,013
Consolidated Edison Co. of New York,
Sr. Unsec. Notes
5.375%	12/15/15	A1	730	727,225
Consumers Energy Co.,
First Mtge. Bonds, Ser. B
5.375%	04/15/13	Baa1	325	324,101
Dominion Resources, Inc.,
Sr. Notes, Ser. D
5.125%	12/15/09	Baa2	970	979,089
Duke Energy Carolinas LLC,
Sr. Unsub. Notes
6.10%	06/01/37	A3	960	964,913
El Paso Electric Co.,
Sr. Unsec. Notes
6.00%	05/15/35	Baa2	670	626,380

SEE NOTES TO FINANCIAL STATEMENTS.

A77

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (continued)
Electric (continued)
Empresa Nacional de Electricidad S.A. (Chile),
Bonds, Ser. B
8.50%	04/01/09	Baa3	$1,070	$1,118,557
Notes
8.625%	08/01/15	Baa3	1,295	1,493,959
Energy East Corp.,
Notes
6.75%	09/15/33	Baa2	145	146,541
Exelon Corp.,
Notes
4.90%	06/15/15	Baa1	155	145,904
Florida Power & Light Co.,
First Mtge. Bonds
5.95%	10/01/33	Aa3	295	298,396
Georgia Power Co.,
Unsub. Notes
5.70%	06/01/17	A2	495	508,239
Indiana Michigan Power Co.,
Sr. Notes
5.05%	11/15/14	Baa2	460	441,061
Midamerican Energy Holdings Co.,
Sr. Unsec. Notes
5.95%	05/15/37	Baa1	420	407,391
National Rural Utilities Cooperative Finance Corp.,
Notes, Ser. C, M.T.N.
7.25%	03/01/12	A2	185	200,444
Nevada Power Co.,
Mtge. Bonds, Ser. O
6.50%	05/15/18	Baa3	1,260	1,290,012
NiSource Finance Corp.,
Gtd. Notes
5.25%	09/15/17	Baa3	245	225,232
5.45%	09/15/20	Baa3	350	313,196
NRG Energy,(h)
Bank Loan
6.48%	02/01/13	Ba1	439	418,563
6.58%	02/01/13	Ba1	951	906,577
NSTAR Electric Co.,
Debs.
4.875%	04/15/14	A1	565	551,268
Oncor Electric Delivery Co.,
Debs.
7.00%	09/01/22	Ba1	475	492,073
Sec. Notes
6.375%	01/15/15	Ba1	345	353,236
Pacific Gas & Electric Co.,
Unsec. Notes
6.05%	03/01/34	A3	1,550	1,547,424
PPL Electric Utilities Corp.,
Sec. Notes
6.25%	08/15/09	A3	1,500	1,536,458
Public Service Electric & Gas Co.,
Mtge. Bonds
5.80%	05/01/37	A3	535	523,007
Southern California Edison Co.,
First Mtge. Bonds
4.65%	04/01/15	A2	470	451,679

SEE NOTES TO FINANCIAL STATEMENTS.

A78

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (continued)
Electric (continued)
Texas Competitive Electric Holdings Co. LLC,(h)
Bank Loan
8.60%	10/10/14	Ba3	$998	$978,798
Virginia Electric Power Co.,
Sr. Unsec. Notes, Ser. A
6.00%	05/15/37	Baa1	795	777,545
Xcel Energy, Inc.,
Sr. Notes
3.40%	07/01/08	Baa1	605	599,588
5.613%	04/01/17	Baa1	199	196,570
6.50%	07/01/36	Baa1	445	441,460

				24,588,237

Energy – Integrated — 0.1%
ConocoPhillips,
Notes
8.75%	05/25/10	A1	1,505	1,648,816
Lukoil International Finance BV (Netherlands),
Gtd Notes, 144A
6.356%	06/07/17	Baa2	560	530,152
TNK-BP Finance SA (Luxembourg),
Gtd. Notes, 144A
7.50%	07/18/16	Baa2	1,425	1,380,469

				3,559,437

Energy – Other — 0.2%
Devon Financing Corp. ULC,
Gtd. Notes
7.875%	09/30/31	Baa1	225	272,127
Halliburton Co.,
Sr. Unsec. Notes
5.50%	10/15/10	A2	150	154,193
Nexen, Inc. (Canada),
Unsec. Notes
6.40%	05/15/37	Baa2	200	199,665
Pioneer Natural Resources Co.,
Bonds
6.875%	05/01/18	Ba1	1,500	1,450,538
Talisman Energy, Inc. (Canada),
Sr. Unsec. Notes
6.25%	02/01/38	Baa2	170	165,675
Valero Energy Corp.,
Sr. Notes
6.125%	06/15/17	Baa3	860	873,988
6.625%	06/15/37	Baa3	255	256,804
Weatherford International, Inc.,
Gtd. Notes, 144A
6.35%	06/15/17	Baa1	970	1,002,646
Western Oil Sands, Inc. (Canada),
Sec. Notes
8.375%	05/01/12	Baa3	360	401,510
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
5.00%	11/15/13	Baa1	1,315	1,310,200
XTO Energy, Inc.,
Sr. Unsec. Notes
6.25%	08/01/17	Baa2	585	613,735

				6,701,081

SEE NOTES TO FINANCIAL STATEMENTS.

A79

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (continued)
Foods — 0.5%
Aramark Corp.,(h)
Bank Loans
7.036%	01/26/14	Ba3	$1,658	$1,574,688
7.036%	01/26/14	Ba3	119	112,544
Bunge Ltd. Finance Corp.,
Notes
5.35%	04/15/14	Baa2	1,040	1,006,959
Cadbury Schweppes U.S. Finance LLC,
Gtd. Notes, 144A
3.875%	10/01/08	Baa2	810	805,093
Cargill, Inc., 144A,
Notes
3.625%	03/04/09	A2	1,875	1,847,524
Sr. Unsec. Notes
6.00%	11/27/17	A2	670	668,470
Coca-Cola Co. (The),
Sr. Unsec. Notes
5.35%	11/15/17	Aa3	1,490	1,526,568
ConAgra Foods, Inc.,
Notes
7.875%	09/15/10	Baa2	430	461,541
Delhaize Group (Belgium),
Notes
6.50%	06/15/17	Baa3	480	491,053
Diageo Capital PLC (United Kingdom),(b)
Gtd. Notes
5.75%	10/23/17	A3	1,005	1,010,707
Heinz Co.,
Notes, 144A
6.428%	12/01/08	Baa2	1,290	1,313,285
Kellogg Co.,
Notes, Ser. B
6.60%	04/01/11	A3	1,875	1,986,865
Kraft Foods, Inc.,
Sr. Unsec. Notes
5.625%	11/01/11	Baa2	850	869,273
6.125%	02/01/18	Baa2	980	987,492
Kroger Co. (The),
Gtd. Notes
6.75%	04/15/12	Baa2	45	47,765
6.80%(b)	04/01/11	Baa2	670	705,101
McDonald’s Corp.,
Sr. Unsec. Notes
5.80%	10/15/17	A3	720	745,472
Tricon Global Restaurants,
Sr. Notes.
8.875%	04/15/11	Baa2	180	198,545
Tyson Foods, Inc.,
Sr. Unsec. Notes
6.85%	04/01/16	Ba1	735	754,224
Whitman Corp.,
Notes
6.375%	05/01/09	Baa1	1,530	1,576,732

				18,689,901

SEE NOTES TO FINANCIAL STATEMENTS.

A80

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (continued)
Gaming
Harrah’s Operating Co., Inc.,
Gtd. Notes
5.50%	07/01/10	Baa3	$625	$581,250
Mandalay Resorts Group,
Sr. Sub. Notes
9.375%	02/15/10	B1	10	10,350

				591,600

Healthcare & Pharmaceutical — 0.5%
Abbott Laboratories,(e)
Notes
5.875%	05/15/16	A1	1,145	1,196,009
AmerisourceBergen Corp.,
Gtd. Notes
5.625%	09/15/12	Ba1	915	927,940
AstraZeneca PLC (United Kingdom),
Sr. Unsub. Notes
6.45%	09/15/37	A1	495	542,360
Baxter International, Inc.,
Sr. Unsec. Notes
5.196%	02/16/08	Baa1	860	859,816
Bristol-Myers Squibb Co.,
Unsub. Notes
5.875%	11/15/36	A2	275	273,274
Community Health Systems,(h)
Bank Loan
7.493%	07/25/14	Ba3	81	78,051
7.493%	07/25/14	Ba3	1,615	1,551,920
Covidien International Finance SA (Luxembourg),
Gtd. Notes, 144A
6.00%	10/15/17	Baa1	1,150	1,189,944
Genentech, Inc.,
Sr. Notes
4.75%	07/15/15	A1	280	275,534
HCA, Inc.
Bank Loan(h)
7.08%	11/17/13	Ba3	1,980	1,905,255
Sec. Notes
9.25%	11/15/16	B2	1,925	2,021,249
Health Managment Association,(h)
Bank Loan
6.62%	02/28/14	Ba2	1,201	1,118,194
Laboratory Corp. of America Holdings,
Sr. Unsec. Notes
5.625%	12/15/15	Baa3	580	570,824
Merck & Co., Inc.,
Bonds
5.75%	11/15/36	Aa3	110	109,378
Debs.
5.95%	12/01/28	Aa3	165	168,853
Schering-Plough Corp.,
Sr. Notes
5.55%	12/01/13	Baa1	720	728,481
Sr. Unsec. Notes
6.00%	09/15/17	Baa1	1,090	1,129,274
6.55%(b)	09/15/37	Baa1	340	360,249

SEE NOTES TO FINANCIAL STATEMENTS.

A81

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (continued)
Healthcare & Pharmaceutical (continued)
Teva Pharmaceutical Finance LLC,
Gtd. Notes
6.15%	02/01/36	Baa2	$120	$119,168
Wyeth,
Notes
5.95%	04/01/37	A3	1,715	1,719,550
Unsub. Notes
5.50%	03/15/13	A3	910	935,955
5.50%	02/01/14	A3	255	258,995
6.45%	02/01/24	A3	60	63,650

				18,103,923

Healthcare Insurance — 0.2%
Aetna, Inc.,
Sr. Unsub. Notes
5.75%	06/15/11	A3	390	400,846
6.625%	06/15/36	A3	515	509,853
Cigna Corp.,
Sr. Unsec. Notes
6.15%	11/15/36	Baa2	670	621,636
Coventry Health Care, Inc.,
Sr. Notes
6.125%	01/15/15	Ba1	2,290	2,297,977
UnitedHealth Group, Inc.,
Bonds, 144A
6.00%	06/15/17	A3	195	196,951
6.50%	06/15/37	A3	420	421,628
6.625%	11/15/37	A3	420	426,287
Sr. Unsec. Notes
5.25%	03/15/11	A3	1,350	1,365,103
Wellpoint, Inc.,
Notes
5.00%(b)	12/15/14	Baa1	860	823,804
5.95%	12/15/34	Baa1	635	597,726

				7,661,811

Insurance — 0.2%
American International Group, Inc.,
Jr. Sub. Notes
6.25%	03/15/37	Aa3	420	375,656
Notes
4.25%	05/15/13	Aa2	1,080	1,027,372
Sr. Notes
5.05%	10/01/15	Aa2	180	173,830
Sr. Unsec. Notes, M.T.N.
5.85%	01/16/18	Aa2	1,660	1,670,871
AXA SA (France),
Sub. Notes
8.60%	12/15/30	A3	155	190,057
Berkshire Hathaway Finance Corp.,(b)
Gtd. Notes
4.75%	05/15/12	Aaa	440	445,516
Liberty Mutual Group, Inc.,
Bonds, 144A
7.00%	03/15/34	Baa2	850	828,988
Lincoln National Corp.,
Sr. Unsec. Notes
6.30%	10/09/37	A3	492	478,425

SEE NOTES TO FINANCIAL STATEMENTS.

A82

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (continued)
Insurance (continued)
Marsh & McLennan Cos., Inc.,
Sr. Unsec. Notes
5.15%	09/15/10	Baa2	$265	$264,704
MetLife, Inc.,
Sr. Notes
5.70%	06/15/35	A2	1,020	931,414
6.125%	12/01/11	A2	335	347,383
6.375%	06/15/34	A2	400	395,014
St. Paul Travelers Cos., Inc. (The),
Sr. Unsec. Notes
6.75%	06/20/36	A3	685	714,842
W.R. Berkley Corp.,
Sr. Notes
5.60%	05/15/15	Baa2	555	537,565
6.15%	08/15/19	Baa2	460	445,165
XL Capital Ltd. (Cayman Islands),
Sr. Notes
5.25%	09/15/14	A3	85	82,656

				8,909,458

Lodging
Starwood Hotels & Resorts Worldwide, Inc.,
Sr. Unsec. Notes
6.25%	02/15/13	Baa3	385	385,234

Media & Entertainment — 0.2%
Chancellor Media Corp.,
Gtd. Notes
8.00%	11/01/08	Baa3	575	594,313
Idearc, Inc.(h)
Bank Loan
6.83%	11/17/14	Ba2	1,485	1,412,775
News America, Inc.,
Gtd. Notes
7.625%	11/30/28	Baa2	1,050	1,163,559
Time Warner, Inc.,
Debs.
9.15%	02/01/23	Baa2	505	617,849
Gtd. Notes
6.75%	04/15/11	Baa2	640	666,584
7.25%	10/15/17	Baa2	790	845,027
Viacom, Inc.,
Sr. Notes
6.875%	04/30/36	Baa3	895	897,440

				6,197,547

Metals — 0.1%
Alcan, Inc. (Canada),
Notes
4.50%	05/15/13	A3	115	112,280
5.00%	06/01/15	A3	600	581,234
Alcoa, Inc.,
Sr. Notes
5.90%	02/01/27	Baa1	115	108,590
Peabody Energy Corp.,
Gtd. Notes
7.375%	11/01/16	Ba1	1,200	1,230,000

SEE NOTES TO FINANCIAL STATEMENTS.

A83

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (continued)
Metals (continued)
Southern Copper Corp.,
Sr. Notes
7.50%	07/27/35	Baa2	$125	$132,389
United States Steel Corp.,
Sr. Unsub. Notes
5.65%	06/01/13	Baa3	580	561,830

				2,726,323

Non-Captive Finance — 0.3%
Capital One Bank Corp.,
Sub. Notes
6.50%	06/13/13	A3	20	19,618
Capital One Financial Corp.,
Sr. Notes, M.T.N.
5.70%	09/15/11	A3	600	579,637
CIT Group Funding Co. (Canada),
Gtd. Notes
5.20%	06/01/15	A2	680	582,187
CIT Group, Inc.,
Sr. Notes
4.25%	02/01/10	A2	400	384,863
Countrywide Financial Corp.,
Gtd. Notes, M.T.N.
5.80%	06/07/12	Baa3	1,190	869,294
General Electric Capital Corp.,
Notes
5.55%	05/04/20	Aaa	1,190	1,223,765
Notes, M.T.N.
4.875%	10/21/10	Aaa	1,070	1,085,906
5.50%(b)	04/28/11	Aaa	2,895	2,977,941
Notes, Ser. A, M.T.N
6.125%	02/22/11	Aaa	5	5,227
Sr. Unsec. Notes, M.T.N.
5.625%	09/15/17	Aaa	130	133,377
GMAC LLC,(g)
Unsub. Notes
6.1188%	05/15/09	Ba3	660	614,714
Household Finance Corp.,
Notes
4.75%	05/15/09	Aa3	370	368,771
HSBC Finance Corp.,
Sr. Notes
5.70%	06/01/11	Aa3	440	442,450
International Lease Finance Corp.,
Unsub. Notes
3.50%	04/01/09	A1	580	570,080
Residential Capital LLC,
Gtd. Notes
7.50%	02/22/11	Ba3	410	255,225
7.875%	06/30/10	Ba3	480	307,200
8.00%	04/17/13	Ba3	950	584,250

				11,004,505

Paper
Plum Creek Timberlands LP,
Gtd. Notes
5.875%	11/15/15	Baa3	535	527,491

SEE NOTES TO FINANCIAL STATEMENTS.

A84

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (continued)
Pipelines & Other — 0.2%
Atmos Energy Corp.,
Notes
4.00%	10/15/09	Baa3	$1,680	$1,655,398
Duke Energy Field Services LLC,
Notes
7.875%	08/16/10	Baa2	1,760	1,887,968
Enterprise GP Holdings LP,
Bank Loan(h)
7.161%	11/08/14	Ba2	1,000	994,375
Gtd. Notes, Ser. B
6.875%	03/01/33	Baa3	140	146,266
Sr. Notes
4.625%	10/15/09	Baa3	740	738,836
Kinder Morgan, Inc.,(h)
Bank Loan
6.35%	05/30/14	Ba2	1,158	1,149,316
Oneok Inc.,
Sr. Unsec. Notes
5.51%	02/16/08	Baa2	1,290	1,289,205
Oneok Partners LP,
Notes
6.65%	10/01/36	Baa2	475	480,311
Sempra Energy,
Sr. Unsec. Notes
6.00%	02/01/13	Baa1	90	92,973
Spectra Energy Capital LLC,
Sr. Unsub. Notes
6.25%	02/15/13	Baa1	235	243,618

				8,678,266

Railroads — 0.1%
Burlington Northern Santa Fe Corp.,
Debs.
6.70%	08/01/28	Baa1	670	697,466
CSX Corp.,
Sr. Notes
6.25%	03/15/18	Baa3	395	397,017
Sr. Unsub. Notes
6.15%	05/01/37	Baa3	715	668,183
Norfolk Southern Corp.,
Sr. Notes
7.80%	05/15/27	Baa1	18	21,453
Sr. Unsec. Notes
5.59%	05/17/25	Baa1	525	486,457
Union Pacific Corp.,
Notes
3.625%	06/01/10	Baa2	1,375	1,335,329
6.625%	02/01/08	Baa2	1,390	1,391,114
6.65%	01/15/11	Baa2	750	779,688

				5,776,707

Real Estate Investment Trusts — 0.1%
Brandywine Operating Partners LP,
Gtd. Notes
5.75%	04/01/12	Baa3	1,295	1,281,936
Mack-Cali Realty LP,
Notes
7.25%	03/15/09	Baa2	1,270	1,304,175

SEE NOTES TO FINANCIAL STATEMENTS.

A85

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (continued)
Real Estate Investment Trusts (continued)
Post Apartment Homes LP,
Notes
6.30%	06/01/13	Baa3	$660	$692,661
Sr. Notes
5.45%	06/01/12	Baa3	435	441,746
Simon Property Group LP,
Unsec. Notes
5.75%	05/01/12	A3	1,500	1,508,973

				5,229,491

Retailers — 0.2%
CVS Caremark Corp.,
Sr. Unsec. Notes
5.75%(b)	08/15/11	Baa2	1,000	1,024,338
5.75%	06/01/17	Baa2	1,640	1,650,555
Federated Retail Holdings, Inc.,
Gtd. Notes
5.35%	03/15/12	Baa2	850	828,152
5.90%	12/01/16	Baa2	5	4,709
Home Depot, Inc. (The),
Sr. Unsec. Notes
5.875%	12/16/36	Baa1	325	274,268
May Department Stores Co. (The),
Notes
6.65%	07/15/24	Baa2	135	124,705
Wal-Mart Stores, Inc. (The),
Bonds
5.25%	09/01/35	Aa2	245	217,318

				4,124,045

Structured Note — 0.1%
CDX North America High Yield,(b)
Gtd. Notes, Ser. 9-T1, 144A
8.75%	12/29/12	B3	2,300	2,268,375

Technology — 0.3%
Electronic Data Systems Corp.,
Notes
7.45%	10/15/29	Ba1	120	123,121
First Data Corp.,(h)
Bank Loan
7.981%	09/24/14	Ba3	1,496	1,423,122
7.981%	09/24/14	Ba3	1,197	1,134,831
Fiserv, Inc.,
Gtd. Notes
6.125%	11/20/12	Baa2	1,000	1,017,799
Flextronics International Ltd. (Singapore),(h)
Bank Loans
7.234%	10/01/14	Ba1	289	282,217
7.474%	10/01/14	Ba1	1,007	982,264
Freescale Semiconductor, Inc.,
Sr. Notes
8.875%	12/15/14	B2	550	490,875
International Business Machines Corp.,
Sr. Unsec. Notes
5.70%	09/14/17	A1	500	516,881
Intuit, Inc.,
Sr. Unsec. Notes
5.40%	03/15/12	Baa2	600	609,392

SEE NOTES TO FINANCIAL STATEMENTS.

A86

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (continued)
Technology (continued)
Jabil Circuit, Inc.,
Sr. Notes
5.875%	07/15/10	Ba1	$1,875	$1,897,388
Metavante Corp.,(h)
Bank Loan
6.644%	11/01/14	Ba2	1,000	971,875
Motorola, Inc.,
Sr. Notes
8.00%	11/01/11	Baa1	99	106,718

				9,556,483

Telecommunications — 0.7%
America Movil SAB de CV (Mexico),
Unsec. Notes
6.375%	03/01/35	A3	580	573,516
AT&T Corp.,
Sr. Notes
8.00%	11/15/31	A2	2,035	2,499,128
AT&T Wireless Services, Inc.,
Notes
8.125%	05/01/12	A2	640	711,628
Sr. Notes
8.75%	03/01/31	A3	1,339	1,735,321
AT&T, Inc.,
Notes
4.125%	09/15/09	A2	1,070	1,063,196
5.30%	11/15/10	A2	1,260	1,282,393
BellSouth Corp.,
Notes
4.20%	09/15/09	A2	1,175	1,168,005
British Telecom PLC (United Kingdom),(b)
Bonds
9.125%	12/15/30	Baa1	1,475	1,952,347
Cingular Wireless LLC,
Sr. Notes
7.125%	12/15/31	A3	505	557,334
Deutsche Telekom International Finance BV (Netherlands),
Gtd. Notes
8.25%	06/15/30	A3	295	368,087
Embarq Corp.,
Notes
7.082%	06/01/16	Baa3	350	360,633
7.995%	06/01/36	Baa3	1,600	1,686,138
France Telecom SA (France),
Notes
8.50%	03/01/31	A3	375	486,246
Koninklijke (Royal) KPN NV (Netherlands),
Sr. Unsub. Notes
8.00%	10/01/10	Baa2	530	568,407
Nextel Communications, Inc.,(b)
Sr. Notes, Ser. F
5.95%	03/15/14	Baa3	1,160	1,090,364
PCCW-HKT Capital Ltd.,
Gtd. Notes, 144A
8.00%	11/15/11	Baa2	2,370	2,604,667
Qwest Corp.,
Notes
8.875%	03/15/12	Ba1	2,000	2,140,000

SEE NOTES TO FINANCIAL STATEMENTS.

A87

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (continued)
Telecommunications (continued)
Telecom Italia Capital SA (Italy),
Gtd. Notes
5.25%	11/15/13	Baa2	$320	$316,266
Telefonica Emisiones SAU (Spain),
Gtd. Notes
7.045%	06/20/36	Baa1	210	234,735
TELUS Corp. (Canada),
Notes
8.00%	06/01/11	Baa1	1,255	1,359,754
U.S. Cellular Corp., Sr. Notes
6.70%	12/15/33	Baa3	470	431,656
Vodafone Group PLC (United Kingdom),
Sr. Notes
7.75%	02/15/10	Baa1	800	843,911
Unsec. Notes(b)
6.15%	02/27/37	Baa1	485	478,996

				24,512,728

Tobacco
Altria Group, Inc.,
Debs.
7.75%	01/15/27	Baa1	7	9,019
Notes
7.65%	07/01/08	Baa1	590	599,482
Reynolds American, Inc.,
Bonds
6.75%	06/15/17	Ba1	950	967,596
7.25%	06/15/37	Ba1	410	414,379

				1,990,476

Foreign Government Bonds — 0.4%
DP World Ltd.,
Bonds, 144A
6.85%	07/02/37	A1	1,680	1,597,082
Gaz Capital for Gazprom (Luxembourg),
Sr. Unsec. Notes, 144A
7.288%	08/16/37	A3	1,300	1,312,090
Pemex Project Funding Master Trust (Mexico),
Gtd. Notes
8.625%	12/01/23	Baa1	350	435,313
Petrobras International Finance Co. (Cayman Islands),
Bonds
8.375%	12/10/18	Baa1	1,185	1,410,150
Quebec Province (Canada),
Notes(b)
4.60%	05/26/15	Aa2	735	734,330
Sr. Unsec. Notes
5.75%	02/15/09	Aa2	500	509,060
Republic of Italy (Italy),
Notes
5.375%	06/15/33	A+(f)	800	820,520
RSHB Capital SA for OJSC Russian Agricultural Bank (Russia),
Bonds, 144A
6.299%	05/15/17	A3	2,190	2,075,024

SEE NOTES TO FINANCIAL STATEMENTS.

A88

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (continued)
Foreign Government Bonds (continued)
United Mexican States Global Bond (Mexico),
Notes
5.875%	01/15/14	Baa1	$4,245	$4,414,800
7.50%	01/14/12	Baa1	1,290	1,416,420

				14,724,789

Mortgage Backed Securities — 11.6%
Federal Home Loan Mortgage Corp.,
4.50%	02/01/19-07/01/20		6,403	6,292,932
5.00%	07/01/18-05/01/34		10,856	10,789,796
5.238%(g)	12/01/35		3,422	3,428,138
5.50%	12/01/33-06/01/34		9,105	9,096,982
5.50%	TBA 30 YR		41,000	40,910,292
6.00%	03/01/32-12/01/33		3,338	3,403,359
6.00%	TBA 30 YR		22,000	22,323,136
6.50%	12/01/14		379	392,440
7.00%	01/01/31-11/01/33		4,307	4,518,789
Federal National Mortgage Assn.,
4.00%	06/01/19		1,960	1,880,429
4.50%	11/01/18-01/01/35		13,604	13,231,990
4.366%(g)	11/01/35		4,193	4,181,711
4.96%(g)	07/01/33		1,054	1,060,106
5.00%	10/01/18-05/01/37		10,394	10,218,970
5.00%	TBA 30 YR		55,500	54,147,187
5.50%	03/01/16-04/01/37		67,775	67,830,137
5.50%	TBA 15 YR		20,500	20,762,646
5.50%	TBA 30 YR		50,000	49,937,500
5.914%(g)	06/01/37		13,016	13,252,742
6.00%	04/01/13-09/01/36		25,757	26,227,631
6.00%	TBA 30 YR		12,000	12,183,744
6.50%	07/01/17-09/01/37		13,918	14,327,436
7.00%	08/01/11-07/01/32		1,147	1,206,807
7.50%	06/01/12-05/01/32		901	943,780
Government National Mortgage Assn.,
5.50%	11/15/32-02/15/36		13,800	13,906,440
6.00%	02/15/33-08/15/37		8,149	8,346,705
6.00%	TBA 30 YR		11,000	11,261,250
6.50%	10/15/23-07/15/35		6,118	6,347,256
8.00%	01/15/24-04/15/25		228	246,395

				432,656,726

U.S. Government Agency Obligations — 1.6%
Federal Farm Credit Bank,
4.75%	05/07/10		415	425,680
4.875%	01/17/17		855	877,121
Federal Home Loan Bank,
3.625%	12/17/10		320	320,042
4.375%	10/03/08		8,140	8,136,653
4.50%	10/09/09-05/13/11		5,060	5,139,694
4.75%	06/11/08-04/24/09		13,660	13,724,159
5.00%	10/16/09		14,165	14,251,193
Federal Home Loan Mortgage Corp.,
4.75%	01/18/11		325	335,425
5.125%(b)	11/17/17		6,850	7,147,571
5.25%	07/18/11		4,300	4,518,758

SEE NOTES TO FINANCIAL STATEMENTS.

A89

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (continued)
U.S. Government Agency Obligations (continued)
Federal National Mortgage Assn.,
5.00%	03/15/16	$2,505	$2,617,735
6.125%	03/15/12	1,275	1,385,208

			58,879,239

U.S. Government Treasury Obligations — 2.4%
United States Treasury Bonds,
4.75%(b)	02/15/37	9,981	10,445,734
6.625%	02/15/27	1,155	1,465,858
6.875%	08/15/25	545	700,751
7.875%(b)	02/15/21	2,290	3,080,050
8.125%(b)	08/15/21	3,665	5,048,252
8.75%	08/15/20	1,270	1,808,262
8.875%(b)	08/15/17	5,505	7,574,538
9.00%	11/15/18	987	1,395,525
9.125%	05/15/18	730	1,032,323
United States Treasury Inflation Index Bonds,
0.875%(b)	04/15/10	2,018	2,011,363
1.625%	01/15/15	1,439	1,444,526
1.875%	07/15/13-07/15/15	2,787	2,858,290
2.00%(b)	01/15/14-01/15/26	6,742	6,865,245
2.375%	04/15/11-01/15/27	4,006	4,204,691
2.50%	07/15/16	1,216	1,296,269
2.625%	07/15/17	534	576,454
3.00%	07/15/12	1,644	1,780,732
3.375%	01/15/12-04/15/32	853	1,004,461
3.50%	01/15/11	846	910,142
3.625%	04/15/28	1,272	1,611,889
3.875%	01/15/09-04/15/29	2,614	3,120,668
4.25%	01/15/10	820	874,505
United States Treasury Notes,
4.25%	11/15/17	650	661,324
4.75%	02/15/10	520	537,956
4.875%(b)	08/15/16	15,710	16,728,698
United States Treasury Strips, I/O,
Zero	11/15/18-05/15/20	18,435	11,038,894

			90,077,400

TOTAL LONG-TERM BONDS (cost $1,016,624,918)			1,018,999,123

TOTAL LONG-TERM INVESTMENTS (cost $3,122,242,480)			3,417,350,320

SHORT-TERM INVESTMENTS — 22.5%
U.S. Government Treasury Obligation — 0.2%
United States Treasury Bill(e) (cost $7,452,501) 2.90%	03/20/08	7,500	7,448,813

SEE NOTES TO FINANCIAL STATEMENTS.

A90

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

	Shares	Value (Note 2)

Affiliated Mutual Funds — 22.3%
Dryden Core Investment Fund — Short-Term Bond Series(d)	17,757,821	$167,633,826
Dryden Core Investment Fund — Taxable Money Market Series (cost $660,990,589; includes $339,524,711 of cash collateral received for securities on loan)(c)(d)	660,990,589	660,990,589

TOTAL AFFILIATED MUTUAL FUNDS (cost $838,214,760)		828,624,415

TOTAL SHORT-TERM INVESTMENTS (cost $845,667,261)		836,073,228

TOTAL INVESTMENTS — 114.5% (cost $3,967,909,741)		4,253,423,548
LIABILITIES IN EXCESS OF OTHER ASSETS(i) — (14.5%)		(537,099,684)

TOTAL NET ASSETS — 100.0%		$3,716,323,864

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
I/O	Interest Only
M.T.N.	Medium Term Note
TBA	To Be Announced

(a)	Non income-producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $327,959,761; cash collateral of $339,524,711 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund–Taxable Money Market Series and the Dryden Core Investment Fund–Short-Term Bond Series.

(e)	Security segregated as collateral for futures contracts.

(f)	Standard & Poor’s rating.

(g)	Indicates a variable rate security.

(h)	Indicates a security that has been deemed illiquid.

(i)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures, interest rate and credit default swap agreements as follows:

Open futures contracts outstanding at December 31, 2007:

Number of Contracts	Type	Expiration Date	Value at December 31, 2007	Value at Trade Date	Unrealized Appreciation (Depreciation)
Long Positions:
44	2-Yr. U.S. T-Notes	Mar. 08	$9,251,000	$9,222,007	$28,993
1,043	5-Yr. U.S. T-Notes	Mar. 08	115,023,344	114,858,697	164,647
96	10-Yr. U.S. T-Notes	Mar. 08	10,885,500	10,849,938	35,562
250	S&P 500 Index	Mar. 08	92,325,000	93,280,754	(955,754)
228	U.S. Long Bond	Mar. 08	26,533,500	26,545,011	(11,511)

					$(738,063)

SEE NOTES TO FINANCIAL STATEMENTS.

A91

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

Interest rate swap agreements outstanding at December 31, 2007:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Merrill Lynch Capital Services, Inc.(a)	08/14/2012	$6,850	5.20857%	3 month LIBOR	$393,694
Morgan Stanley Capital Services, Inc.(a)	09/12/2012	3,660	4.7357%	3 month LIBOR	131,134
Morgan Stanley Capital Services, Inc.(a)	09/25/2012	3,700	4.94079%	3 month LIBOR	168,621
Morgan Stanley Capital Services, Inc.(a)	10/23/2012	4,880	4.7945%	3 month LIBOR	128,269
Morgan Stanley Capital Services, Inc.(a)	12/07/2012	3,500	4.15033%	3 month LIBOR	2,760
Morgan Stanley Capital Services, Inc.(a)	12/13/2012	3,900	4.34666%	3 month LIBOR	34,422
Merrill Lynch Capital Services, Inc.(b)	12/14/2012	5,125	4.35284%	3 month LIBOR	(49,345)
Morgan Stanley Capital Services, Inc.(b)	12/11/2037	1,775	5.08438%	3 month LIBOR	(21,387)
Merrill Lynch Capital Services, Inc.(b)	12/11/2037	4,240	5.08938%	3 month LIBOR	(65,545)

					$722,623

(a)	The Portfolio pays the floating rate and receives the fixed rate.

(b)	The Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at December 31, 2007:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank(a)	06/20/2012	$3,500	0.30%	PPG Industries, Inc., 7.05%, 08/15/09	$1,425
Citibank NA(a)	09/20/2012	3,200	0.32%	Altria Group, Inc., 7.00%, 11/04/13	(1,398)
Morgan Stanley Capital Services, Inc.(a)	09/20/2012	2,700	0.45%	Sara Lee Corp., 6.125%, 11/01/32	(16,477)
Barclays Bank PLC(a)	09/20/2012	2,900	0.595%	Fortune Brands, Inc., 6.25%, 04/01/08	26,861
JPMorgan Chase Bank(a)	09/20/2012	2,275	1.52%	Residential Capital LLC, 6.50%, 04/17/13	1,071,294
JPMorgan Chase Bank(a)	06/20/2014	1,150	0.65%	Bunge Ltd. Finance Corp., 5.35%, 04/15/14	(795)
Credit Suisse International(a)	09/20/2017	3,000	0.99%	Gannett Co., Inc., 6.375%, 04/01/12	21,804
Barclays Bank PLC(a)	09/25/2035	1,000	3.35%	Accredited Mortgage Loan Trust, Ser. 2005-3, Class M9, 7.02%, 09/25/35	460,932
Merrill Lynch Capital Services(b)	03/25/2036	1,000	3.72%	Ameriquest Mortgage Securities, Inc., Ser. 2006-R1, Class M9 7.82%, 03/25/36	744,827
Merrill Lynch Capital Services(a)	03/25/2036	1,000	9.00%	AmeriQuest Mortgage Securities, Inc., Ser. 2006-R1, Class M9, 7.82%, 03/25/36	(654,500)
Citibank, NA(a)	03/25/2035	1,000	3.00%	Centex Home Equity, Ser. 2005-B, Class MB, 6.215%, 03/25/35	(1,250)
Citibank, NA(a)	03/25/2035	1,000	3.00%	Morgan Stanley ABS Capital I, Ser. 2005-HE2, Class B3, 6.765%, 01/25/35	(1,500)

					$1,651,223

(a)	The Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.

(b)	The Portfolio receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.

SEE NOTES TO FINANCIAL STATEMENTS.

A92

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2007 was as follows:

Affiliated Money Market Mutual Funds (including 9.1% of collateral received for securities on loan	22.3%
Mortgage Backed Securities	11.6
Oil, Gas & Consumable Fuels	6.8
Pharmaceuticals	3.9
Commercial Mortgage Backed Securities	3.5
Insurance	3.5
Commercial Banks	2.6
Computers & Peripherals	2.6
Software	2.6
U.S. Government Treasury Obligations	2.6
Capital Markets	2.5
Diversified Financial Services	2.5
Diversified Telecommunication Services	2.4
Aerospace & Defense	2.2
Industrial Conglomerates	2.1
Media	2.1
Healthcare Providers & Services	1.8
U.S. Government Agency Obligations	1.6
Beverages	1.5
Food & Staples Retailing	1.4
Household Products	1.4
Metals & Mining	1.4
Semiconductors & Semiconductor Equipment	1.4
Communications Equipment	1.3
Electric Utilities	1.3
Healthcare Equipment & Supplies	1.1
Hotels, Restaurants & Leisure	1.1
Specialty Retail	1.1
Chemicals	1.0
Energy Equipment & Services	1.0
Machinery	1.0
Electrical Equipment	0.9
Food Products	0.9
Tobacco	0.9
Internet Software & Services	0.8
Asset Backed Securities	0.7
Electric	0.7
Telecommunications	0.7
Banking	0.6
Biotechnology	0.6
Automobiles	0.5
Electronic Equipment & Instruments	0.5
Foods	0.5
Healthcare & Pharmaceutical	0.5
IT Services	0.5
Real Estate Investment Trusts	0.5
Wireless Telecommunication Services	0.5
Brokerage	0.4
Collateralized Mortgage Obligations	0.4
Commercial Services & Supplies	0.4
Foreign Government Bonds	0.4
Independent Power Producers & Energy Traders	0.4
Life Sciences, Tools & Services	0.4
Multi-Utilities	0.4
Office Electronics	0.4
Capital Goods	0.3
Household Durables	0.3
Non Captive Finance	0.3
Technology	0.3

SEE NOTES TO FINANCIAL STATEMENTS.

A93

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

Textiles, Apparel & Luxury Goods	0.3%
Thrifts & Mortgage Finance	0.3
Air Freight & Logistics	0.2
Airlines	0.2
Cable	0.2
Containers & Packaging	0.2
Energy – Other	0.2
Healthcare Insurance	0.2
Media & Entertainment	0.2
Multiline Retail	0.2
Paper & Forest Products	0.2
Pipelines & Other	0.2
Retailers	0.2
Road & Rail	0.2
Trading Companies & Distributors	0.2
Auto Components	0.1
Automotive	0.1
Building Materials & Construction	0.1
Building Products	0.1
Construction & Engineering	0.1
Construction Materials	0.1
Consumer Finance	0.1
Energy – Integrated	0.1
Leisure Equipment & Products	0.1
Marine	0.1
Metals	0.1
Railroads	0.1
Real Estate Management & Development	0.1
Structured Note	0.1

114.5
Liabilities in excess of other assets	(14.5)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A94

FLEXIBLE MANAGED PORTFOLIO (Continued)

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2007

ASSETS
Investments, at value including securities on loan of $327,959,761:
Unaffiliated investments (cost $3,129,694,981)	$3,424,799,133
Affiliated investments (cost $838,214,760)	828,624,415
Foreign currency, at value (cost $24,896)	25,132
Receivable for investments sold	55,537,930
Dividends and interest receivable	12,270,196
Unrealized appreciation on swaps	3,186,043
Premium for swaps purchased	590,000
Foreign tax reclaim receivable	351,180
Receivable for Series shares sold	228,207
Due from broker—variation margin	2,327
Prepaid expenses	41,439

Total Assets	4,325,656,002

LIABILITIES
Collateral for securities on loan	339,524,711
Payable for investments purchased	266,467,119
Management fee payable	1,892,636
Unrealized depreciation on swaps	812,197
Accrued expenses and other liabilities	421,046
Payable for Series shares repurchased	203,469
Payable to custodian	10,330
Transfer agent fee payable	630

Total Liabilities	609,332,138

NET ASSETS	$3,716,323,864

Net assets were comprised of:
Paid-in capital	$3,098,697,814
Retained earnings	617,626,050

Net assets, December 31, 2007	$3,716,323,864

Net asset value and redemption price per share, $3,716,323,864 / 203,028,780 outstanding shares of beneficial interest (authorized 600,000,000 shares)	$18.30

STATEMENT OF OPERATIONS

Year Ended December 31, 2007

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $1,041,084)	$50,986,587
Unaffiliated Interest	39,419,396
Affiliated dividend income	27,564,769
Affiliated income from securities loaned, net	899,705

118,870,457

EXPENSES
Management fee	22,616,106
Custodian’s fees and expenses	600,000
Shareholders’ reports	180,000
Insurance expenses	102,000
Trustees’ fees	58,000
Interest expense	32,816
Audit fee	24,000
Legal fees and expenses	18,000
Commitment fee on syndicated credit agreement	12,000
Transfer agent’s fee and expenses (including affiliated expense of $3,000) (Note 4)	3,000
Miscellaneous	30,852

Total expenses	23,676,774

NET INVESTMENT INCOME	95,193,683

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	236,563,126
Futures transactions	15,655,198
Swap agreement transactions	7,447,348
Short sale transactions	(1,182,871)
Written options transactions	(80,697)
Foreign currency transactions	(21,990)

258,380,114

Net change in unrealized appreciation (depreciation) on:
Investments	(125,723,550)
Futures	668,156
Swaps	2,396,211
Foreign currencies	16,009

(122,643,174)

NET GAIN ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES	135,736,940

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$230,930,623

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2007	2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$95,193,683	$88,775,653
Net realized gain on investment, swap and foreign currency transactions	258,380,114	142,489,644
Net change in unrealized appreciation (depreciation) on investments, swaps and foreign currencies	(122,643,174)	186,244,474

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	230,930,623	417,509,771

DISTRIBUTIONS	(231,155,961)	(122,314,562)

SERIES SHARE TRANSACTIONS:
Series shares sold [986,911 and 1,352,364 shares, respectively]	18,632,642	23,240,485
Series shares issued in reinvestment of distributions [12,679,976 and 7,199,209 shares, respectively]	231,155,961	122,314,562
Series shares repurchased [13,414,705 and 15,165,926 shares, respectively]	(256,790,391)	(261,128,310)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(7,001,788)	(115,573,263)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,227,126)	179,621,946
NET ASSETS:
Beginning of year	3,723,550,990	3,543,929,044

End of year	$3,716,323,864	$3,723,550,990

SEE NOTES TO FINANCIAL STATEMENTS.

A95

GLOBAL PORTFOLIO

SCHEDULE OF INVESTMENTS	December 31, 2007

LONG-TERM INVESTMENTS — 96.3% COMMON STOCKS	Shares	Value (Note 2)

Australia — 3.4%
AWB Ltd.	271,500	$694,230
BHP Billiton Ltd.	88,300	3,086,794
BlueScope Steel Ltd.	218,400	1,833,311
Commonwealth Bank of Australia	25,700	1,325,061
CSR Ltd.	173,200	468,999
Macquarie Bank Ltd.	45,200	3,024,208
OneSteel Ltd.	100,400	538,469
Pacific Brands Ltd.	460,600	1,308,071
QBE Insurance Group Ltd.	110,000	3,193,605
Quantas Airways Ltd.	582,700	2,768,605
Santos Ltd.	82,000	1,007,635
Telstra Corp. Ltd.	341,300	1,398,688
Toll Holdings Ltd.	185,900	1,856,047
Woolworths Ltd.	205,300	6,088,380
WorleyParsons Ltd.	86,100	3,878,752
Zinifex Ltd.	84,000	901,045

		33,371,900

Austria — 0.2%
Raiffeisen International Bank Holding AG	11,858	1,796,115
Voestalpine AG	9,500	686,836

		2,482,951

Belgium — 0.7%
AGFA-Gevaert NV	62,200	953,957
Fortis	74,100	1,951,169
InBev NV	44,000	3,666,827

		6,571,953

Bermuda — 0.6%
Covidien Ltd.	52,300	2,316,367
Tyco Electronics Ltd.	50,200	1,863,926
Tyco International Ltd.	55,000	2,180,750

		6,361,043

Brazil — 1.8%
Bolsa de Mercadorias e Futuros — BM&F	19,600	275,281
Bovespa Holding SA	86,900	1,674,534
Cia Vale do Rio Doce, ADR(b)	153,600	5,018,112
Net Servicos de Comunicacao SA(a)	99,500	1,213,006
Petroleo Brasileiro SA, ADR (Common Shares)	65,553	7,554,327
Petroleo Brasilerio SA, ADR (Preference Shares)(b)	16,300	1,568,386

		17,303,646

Canada — 1.5%
AbitibiBowater, Inc.(b)	24,200	498,762
Agnico-Eagle Mines Ltd.	51,189	2,796,455
Brookfield Asset Management, Inc. (Class A Stock)	76,100	2,733,416
Research In Motion Ltd.(a)	18,500	2,097,900
Rogers Communications, Inc.	83,000	3,783,546
Shoppers Drug Mart Corp.	46,600	2,514,733

		14,424,812

Chile — 0.1%
Cencosud SA, ADR, 144A	21,600	1,303,938

China — 1.3%
China Communications Construction Co. Ltd. (Class H Stock)	1,023,600	2,646,291
China Merchants Bank Co. Ltd. (Class H Stock)	264,500	1,064,151
China Oilfield Services Ltd. (Class H Stock)	528,000	1,179,182

SEE NOTES TO FINANCIAL STATEMENTS.

A96

GLOBAL PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

COMMON STOCKS (continued)	Shares	Value (Note 2)

China (continued)
Country Garden Holdings Co. Ltd.(a)	545,000	$621,046
Industrial & Commercial Bank of China	9,354,000	6,640,394
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	412,000	943,565

		13,094,629

Denmark — 0.4%
Danske Bank A/S	36,600	1,433,486
H Lundbeck A/S	78,800	2,132,214

		3,565,700

Egypt — 0.3%
Egyptian Financial Group — Hermes Holding Co.	228,300	2,730,288

Finland — 0.6%
Nokia Oyj	83,400	3,233,722
Rautaruukki Oyj	31,500	1,365,520
Tietoenator Oyj	56,200	1,262,090

		5,861,332

France — 6.0%
Arkema(a)	530	34,823
AXA SA	63,500	2,542,897
BNP Paribas	41,600	4,514,163
Cie Generale D’Optique Essilor International SA	39,800	2,539,980
Ciments Francais SA	5,200	894,911
Compagnie Generale des Etablissements Michelin (Class B Stock)	20,200	2,318,377
Credit Agricole SA	41,000	1,382,912
Eurazeo	14,152	1,815,632
Iliad SA	14,500	1,560,302
L’Oreal SA	39,200	5,615,474
Natixis	57,000	1,095,048
Peugeot SA	33,400	2,531,968
Rallye SA	13,400	950,188
Renault SA	11,800	1,673,638
Sanofi-Aventis SA	51,500	4,742,123
Schneider Electric SA	42,700	5,785,979
Societe Generale	5,300	766,596
Thales SA	13,700	816,227
Thomson	80,000	1,138,062
Total SA	29,100	2,417,874
Total SA, ADR	75,400	6,228,039
Valeo SA	30,700	1,265,757
Veolia Environnement	56,275	5,138,199
Vivendi	38,000	1,743,410

		59,512,579

Germany — 3.6%
BASF AG	39,300	5,818,264
Beiersdorf AG	34,600	2,674,535
Daimler AG	31,900	3,087,999
Deutsche Bank AG	30,000	3,924,734
Deutsche Boerse AG	25,600	5,052,853
Hannover Rueckversicherung AG	25,500	1,182,223
Heidelberger Druckmaschinen AG	61,200	2,063,354
Muenchener Rueckversicherungs AG	13,900	2,699,848
Q-Cells AG(a)	20,700	2,961,380
ThyssenKrupp AG	60,200	3,376,277
TUI AG(a)	26,800	751,138
Volkswagen AG	6,600	1,509,478

		35,102,083

SEE NOTES TO FINANCIAL STATEMENTS.

A97

GLOBAL PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

COMMON STOCKS (continued)	Shares	Value (Note 2)

Greece — 0.3%
National Bank of Greece SA, ADR(b)	202,800	$2,796,612

Hong Kong — 2.0%
Chaoda Modern Agriculture	1,218,645	1,090,243
China Mobile Ltd.	407,500	7,096,411
China Mobile Ltd., ADR(b)	7,200	625,464
Citic Pacific Ltd.	523,500	2,894,239
Esprit Holdings Ltd.	212,000	3,121,756
HongKong Electric Holdings	312,500	1,788,383
Li & Fung Ltd.	749,600	2,988,447

		19,604,943

India — 0.3%
HDFC Bank Ltd., ADR	22,000	2,869,900

Indonesia — 0.1%
Bank Rakyat Indonesia	1,818,500	1,413,639

Ireland — 0.3%
Allied Irish Banks PLC	77,300	1,771,084
Irish Life & Permanent PLC	86,900	1,513,194

		3,284,278

Italy — 1.7%
ENI SpA	121,400	4,446,204
Finmeccanica SpA	35,500	1,140,306
Fondiaria-Sai SpA	26,800	1,104,961
Geox SpA	57,400	1,153,925
Indesit Co. SpA	51,100	793,430
Intesa Sanpaolo SpA	237,900	1,881,719
Saipem SpA	137,200	5,502,281
Unione di Banche Italiane Scpa	33,200	913,040

		16,935,866

Japan — 8.8%
Aeon Mall Co. Ltd.	52,000	1,364,657
Alpine Electronics, Inc.	41,600	697,027
Alps Electric Co. Ltd.	49,700	642,080
Asahi Kasei Corp.	226,100	1,492,141
Circle K Sunkus Co. Ltd.	89,500	1,322,898
Cosmo Oil Co. Ltd.	303,300	1,121,115
Daiwa Securities Group, Inc.	75,400	676,915
Denki Kagaku Kogyo K K	224,900	972,113
Fanuc Ltd.	35,300	3,422,269
Fuji Heavy Industries Ltd.	347,000	1,607,284
Fukuoka Financial Group, Inc.	433,000	2,528,730
Hokkaido Electric Power Co., Inc.	18,400	396,631
Honda Motor Co. Ltd.	95,400	3,151,524
Jupiter Telecommunications Co.(a)	2,190	1,842,499
KK DaVinci Advisors(a)	941	815,237
Komatsu Ltd.	112,700	3,022,521
Kurabo Industries Ltd.	173,100	388,314
Kyushu Electric Power Co., Inc.	8,700	213,575
Marubeni Corp.	248,700	1,742,643
Matsushita Electric Industrial Co., Ltd.	74,000	1,516,325
Mitsubishi Chemical Holdings Corp.	162,000	1,236,008
Mitsubishi Tanabe Pharma Corp.	85,600	795,159
Mitsui & Co. Ltd.	176,000	3,675,345
Mitsui Chemicals, Inc.	148,000	960,793
NGK Insulators Ltd.	125,000	3,351,414
Nifco, Inc.	33,400	775,079
Nintendo Co. Ltd.	11,900	6,987,108

SEE NOTES TO FINANCIAL STATEMENTS.

A98

GLOBAL PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

COMMON STOCKS (continued)	Shares	Value (Note 2)

Japan (continued)
Nippon Electric Glass Co. Ltd.	84,000	$1,366,432
Nippon Oil Corp.	185,600	1,500,460
Nippon Paper Group, Inc.	400	1,204,917
Nippon Shokubai Co. Ltd.	85,000	814,467
Nippon Telegraph and Telephone Corp.	600	2,982,559
Nipro Corp.	57,000	1,140,699
Nissan Motor Co. Ltd.	317,000	3,459,895
Nomura Holdings, Inc.	75,600	1,266,667
NTT DoCoMo, Inc.	1,600	2,634,096
OJI Paper Co. Ltd.	37,000	181,781
Okasan Holdings, Inc.	63,100	355,386
Promise Co. Ltd.	5,100	125,572
Ricoh Co. Ltd.	95,600	1,745,306
Santen Pharmaceutical Co. Ltd.	26,700	658,423
Sanwa Holdings Corp.	281,000	1,379,553
Seiko Epson Corp.	5,600	119,274
Shin-Etsu Chemical Co. Ltd.	34,600	2,151,816
Sumitomo Corp.	115,400	1,614,605
Sumitomo Realty & Development Co. Ltd.	90,000	2,201,047
Sumitomo Trust & Banking Co. Ltd. (The)	194,000	1,278,605
Suruga Bank Ltd.	187,000	2,034,323
Takefuji Corp.	19,000	456,354
Toppan Printing Co. Ltd.	85,000	833,583
Toyota Motor Corp.	42,900	2,284,799
Toyota Motor Corp., ADR	45,817	4,864,390
Yokohama Rubber Co. Ltd. (The)	174,300	1,030,125

		86,402,538

Mexico — 0.8%
America Movil — Ser. L, ADR	128,309	7,876,890

Netherlands — 1.6%
Aegon NV	56,800	1,004,009
CSM	40,200	1,357,691
Heineken NV, ADR	132,745	4,291,115
ING Groep NV	87,500	3,422,116
OCE NV	85,700	1,551,188
Royal Dutch Shell PLC, ADR	29,600	2,492,320
Royal KPN NV	114,200	2,077,062

		16,195,501

New Zealand — 0.2%
Air New Zealand Ltd.	737,900	1,063,574
Fisher & Paykel Appliances Holdings Ltd.	319,700	842,116

		1,905,690

Norway — 0.2%
Norsk Hydro ASA	54,500	778,880
StatoilHydro ASA	46,989	1,462,497

		2,241,377

Russia — 0.2%
PIK Group, GDR, 144A(a)	65,400	1,912,950

Singapore — 1.0%
CapitaLand Ltd.	759,000	3,265,525
MobileOne Ltd.	390,330	513,206
Neptune Orient Lines Ltd.	313,800	843,550
Singapore Airlines Ltd.	178,266	2,141,547
Wilmar International Ltd.	810,100	3,010,268

		9,774,096

SEE NOTES TO FINANCIAL STATEMENTS.

A99

GLOBAL PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

COMMON STOCKS (continued)	Shares	Value (Note 2)

South Africa — 0.4%
MTN Group Ltd.	149,000	$2,791,917
Naspers Ltd.	45,600	1,080,893

		3,872,810

South Korea — 0.2%
Samsung Electronics Co. Ltd., GDR	5,050	1,478,388

Spain — 1.7%
Banco Bilbao Vizcaya Argentaria SA	137,000	3,357,048
Banco Santander SA	241,900	5,230,786
Inditex SA	57,100	3,507,964
Repsol YPF SA	93,200	3,322,099
Telefonica SA	55,700	1,809,515

		17,227,412

Sweden — 0.6%
Electrolux AB, Ser. B	83,600	1,403,422
Nordea Bank AB	244,700	4,088,935
Volvo AB (Class B Stock)	44,800	752,073

		6,244,430

Switzerland — 4.6%
ABB Ltd.	286,300	8,249,000
Actelion Ltd.(a)	27,200	1,250,506
Baloise Holding AG	13,600	1,339,398
Ciba Specialty Chemicals AG	11,600	537,915
Credit Suisse Group	68,700	4,132,376
EFG International	32,600	1,310,162
Geberit AG	7,200	988,915
Georg Fischer AG(a)	2,500	1,539,107
Julius Baer Holding AG	28,700	2,372,760
Kuehne & Nagel International AG	22,700	2,175,463
Nestle SA	11,100	5,098,264
Rieter Holding AG	2,200	971,603
Roche Holdings AG	14,750	2,548,337
SGS SA	1,470	1,751,561
Sonova Holding AG	10,480	1,183,935
Swiss Reinsurance	35,300	2,508,400
Swisscom AG	6,200	2,420,527
UBS AG	19,400	897,902
Verwalt & Privat-Bank AG	2,578	638,153
Zurich Financial Services AG	10,400	3,054,366

		44,968,650

Taiwan — 0.4%
HON HAI Precision Industry Co. Ltd., GDR	197,678	2,451,207
MediaTek, Inc.	114,000	1,461,235

		3,912,442

United Arab Emirates — 0.1%
DP World Ltd.(a)	494,700	588,693

United Kingdom — 10.5%
Alliance & Leicester PLC(a)	76,000	980,333
AstraZeneca PLC	90,900	3,915,670
Aviva PLC(a)	60,000	803,806
Barclays PLC	299,200	3,001,768
Beazley Group PLC	411,400	1,332,816
BG Group PLC	267,100	6,114,440
BP PLC	452,600	5,540,827
Bradford & Bingley PLC(a)	178,100	950,131
Brit Insurance Holdings PLC	227,200	1,035,688

SEE NOTES TO FINANCIAL STATEMENTS.

A100

GLOBAL PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

COMMON STOCKS (continued)	Shares	Value (Note 2)

United Kingdom (continued)
British Sky Broadcasting PLC	273,200	$3,366,327
BT Group PLC	756,400	4,106,778
Capita Group PLC	186,083	2,585,515
Carphone Warehouse Group PLC	158,100	1,084,192
Davis Service Group PLC	69,100	707,011
Drax Group PLC	43,281	521,240
DS Smith PLC	308,000	1,282,925
DSG International PLC	566,000	1,118,232
GKN PLC	302,000	1,695,278
GlaxoSmithKline PLC	55,000	1,400,291
HBOS PLC	210,900	3,085,666
Legal & General Group PLC	498,500	1,295,965
Lloyds TSB Group PLC	346,200	3,252,775
Man Group PLC	209,875	2,377,157
Northern Foods PLC	211,500	395,752
Old Mutual PLC	319,100	1,064,598
Reckitt Benckiser Group PLC	110,000	6,380,683
Rolls-Royce Group PLC(a)	488,787	5,312,479
Rolls-Royce Group PLC (Class B Stock)(a)	21,237,754	42,276
Rotork PLC	48,800	939,358
Royal & Sun Alliance Insurance Group PLC	300,200	885,613
Royal Bank of Scotland Group PLC (The)(a)	257,100	2,272,323
Royal Dutch Shell PLC (Class B Stock)	211,400	8,795,007
Standard Chartered PLC	53,700	1,971,152
Tate & Lyle PLC	71,300	631,589
Taylor Wimpey PLC	148,300	600,007
Tesco PLC(a)	698,100	6,632,060
Tomkins PLC	113,100	397,930
Tullow Oil PLC	165,500	2,146,334
Vedanta Resources PLC	77,600	3,160,475
Vodafone Group PLC	1,716,200	6,415,765
Xstrata PLC	55,600	3,929,055

		103,527,287

United States — 39.8%
3M Co.	24,600	2,074,272
Air Products & Chemicals, Inc.	25,309	2,496,227
Altria Group, Inc.	20,400	1,541,832
American Express Co.	32,000	1,664,640
American International Group, Inc.	60,400	3,521,320
Ameriprise Financial, Inc.	33,500	1,846,185
Amgen, Inc.(a)	28,800	1,337,472
Amylin Pharmaceuticals, Inc.(a)(b)	69,351	2,565,987
Anheuser-Busch Cos., Inc.	78,300	4,098,222
Apple, Inc.(a)	50,725	10,047,608
AT&T, Inc.	261,037	10,848,698
Avon Products, Inc.	56,100	2,217,633
Baker Hughes, Inc.	61,600	4,995,760
Bank of America Corp.	101,300	4,179,638
Bank of New York Mellon Corp. (The)	64,300	3,135,268
Boeing Co.	21,418	1,873,218
Boston Scientific Corp.(a)(b)	68,600	797,818
Cablevision Systems Corp. (Class A Stock)(a)	49,300	1,207,850
Cameron International Corp.(a)	36,788	1,770,606
CBS Corp. (Class B Stock)(b)	30,700	836,575
Chevron Corp.	64,900	6,057,117
Citigroup, Inc.	77,400	2,278,656
Coca-Cola Co. (The)	61,836	3,794,875
Comcast Corp. (Class A Stock)(a)(b)	48,300	881,958

SEE NOTES TO FINANCIAL STATEMENTS.

A101

GLOBAL PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

COMMON STOCKS (continued)	Shares	Value (Note 2)

United States (continued)
CVS Caremark Corp.	56,675	$2,252,831
Dell, Inc.(a)	72,000	1,764,720
Duke Energy Corp.	70,200	1,415,934
E.I. du Pont de Nemours & Co.	53,200	2,345,588
Entergy Corp.	25,200	3,011,904
Exxon Mobil Corp.	68,000	6,370,920
Fannie Mae	39,600	1,583,208
FedEx Corp.	6,236	556,064
Fifth Third Bancorp	61,400	1,542,982
Genentech, Inc.(a)	107,686	7,222,500
General Dynamics Corp.	85,774	7,633,028
General Electric Co.	181,700	6,735,619
General Mills, Inc.	30,600	1,744,200
General Motors Corp.(b)	40,700	1,013,023
Genworth Financial, Inc.	114,900	2,924,205
Goldman Sachs Group, Inc. (The)(b)	49,085	10,555,729
Google, Inc. (Class A Stock)(a)	10,116	6,995,012
H&R Block, Inc.	105,400	1,957,278
Hartford Financial Services Group, Inc.	10,500	915,495
Hess Corp.	24,526	2,473,692
Hewlett-Packard Co.	69,827	3,524,867
Home Depot, Inc. (The)	131,500	3,542,610
Illinois Tool Works, Inc.	54,200	2,901,868
Intel Corp.	313,104	8,347,353
International Business Machines Corp.	27,800	3,005,180
International Paper Co.	89,900	2,910,962
Johnson & Johnson	50,600	3,375,020
JPMorgan Chase & Co.	123,500	5,390,775
Kraft Foods, Inc. (Class A Stock)	36,500	1,190,995
Las Vegas Sands Corp.(a)(b)	66,250	6,827,063
Lehman Brothers Holdings, Inc.(b)	90,147	5,899,220
Liberty Media Holdings Corp. — Capital (Class A Stock)(a)	17,100	1,991,979
Liberty Media Holdings Corp. — Interactive (Class A Stock)(a)	80,100	1,528,308
Lincoln National Corp.	25,000	1,455,500
Lockheed Martin Corp.	80,170	8,438,694
Lowe’s Cos., Inc.	177,308	4,010,707
Marsh & McLennan Cos., Inc.	135,500	3,586,685
Mastercard, Inc. (Class A Stock)(b)	40,278	8,667,826
McDonald’s Corp.	212,737	12,532,336
Merck & Co., Inc.	242,386	14,085,049
Merrill Lynch & Co., Inc.(b)	68,266	3,664,519
MGM Mirage(a)	38,574	3,240,987
Microsoft Corp.	295,376	10,515,386
Monsanto Co.	89,813	10,031,214
Morgan Stanley	36,500	1,938,515
Murphy Oil Corp.	44,000	3,732,960
New York Times Co. (The) (Class A Stock)(b)	62,200	1,090,366
Newell Rubbermaid, Inc.	92,700	2,399,076
NiSource, Inc.	76,300	1,441,307
Nucor Corp.	10,500	621,810
Pfizer, Inc.	141,300	3,211,749
Praxair, Inc.	91,780	8,141,804
Procter & Gamble Co.	13,500	991,170
QUALCOMM, Inc.	44,566	1,753,672
Qwest Communications International, Inc.(a)(b)	149,100	1,045,191
Raytheon Co.	41,000	2,488,700
Schering-Plough Corp.(b)	156,497	4,169,080
Schlumberger Ltd.	85,370	8,397,847
Southwest Airlines Co.	184,900	2,255,780

SEE NOTES TO FINANCIAL STATEMENTS.

A102

GLOBAL PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

COMMON STOCKS (continued)	Shares	Value (Note 2)

United States (continued)
Spectra Energy Corp.	67,000	$1,729,940
Sprint Nextel Corp.	159,800	2,098,174
St. Joe Co. (The)(b)	21,400	759,914
State Street Corp.	36,700	2,980,040
Time Warner, Inc.	241,100	3,980,561
Transocean, Inc.(a)(b)	61,385	8,787,263
U.S. Bancorp	98,800	3,135,912
Union Pacific Corp.	75,222	9,449,388
UnitedHealth Group, Inc.	210,016	12,222,931
Verizon Communications, Inc.	44,100	1,926,729
Viacom, Inc. (Class B Stock)(a)	23,000	1,010,160
Wal-Mart Stores, Inc.	57,400	2,728,222
Walt Disney Co. (The)	52,700	1,701,156
Waste Management, Inc.	77,200	2,522,124
Wyeth	52,500	2,319,975
Wynn Resorts Ltd.(a)	71,544	8,022,229
Yum! Brands, Inc.	132,140	5,056,998

		391,859,213

TOTAL LONG-TERM INVESTMENTS (cost $780,759,091)		948,580,459

SHORT-TERM INVESTMENTS — 6.9%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series (cost $68,236,783; includes $42,679,550 of cash collateral received for securities on loan)(Note 4)(c)(d)	68,236,783	68,236,783

	Principal Amount (000)
U.S. Government Treasury Obligations
United States
United States Treasury Bill 2.80%, 03/13/08(e) (cost $298,343)	$300	298,181

TOTAL SHORT-TERM INVESTMENTS (cost $68,535,126)		68,534,964

TOTAL INVESTMENTS(f) — 103.2% (cost $849,294,217)		1,017,115,423
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.2%)		(32,106,030)

NET ASSETS — 100.0%		$985,009,393

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
144A	Security was purchased pursuant to rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Non-income producing security.

(b)	All or a portion of security is on loan. The aggregate market value of such securities is $41,229,381; cash collateral of $42,679,550 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund — Taxable Money Market Series.

(e)	Rate quoted represents yield-to-maturity at purchase date.

(f)	As of December 31, 2007, 88 securities representing $158,514,607 and 16.1% of net assets were fair valued in accordance with policies adopted by the Board of Trustees.

SEE NOTES TO FINANCIAL STATEMENTS.

A103

GLOBAL PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2007 were as follows:

Oil, Gas & Consumable Fuels	8.1%
Affiliated Money Market Mutual Fund (including 4.3% of collateral received for securities on loan)	6.9
Commercial Banks	6.5
Capital Markets	5.7
Pharmaceuticals	4.7
Chemicals	3.8
Hotels, Restaurants & Leisure	3.7
Insurance	3.5
Diversified Financial Services	3.4
Diversified Telecommunication	3.4
Wireless Telecommunication Services	3.1
Energy Equipment & Services	3.0
Metals & Mining	2.9
Aerospace & Defense	2.6
Automobiles	2.6
Food & Staples Retailing	2.5
Media	2.2
Computers & Peripherals	1.9
Machinery	1.9
Electrical Equipment	1.8
Software	1.8
Industrial Conglomerates	1.7
Specialty Retail	1.7
Beverages	1.6
Food Products	1.5
Health Care Providers & Services	1.2
Real Estate Management & Development	1.2
Household Durables	1.1
Personal Products	1.1
Semiconductors & Semiconductor Equipment	1.1
Biotechnology	1.0
IT Services	1.0
Road & Rail	1.0
Commercial Services & Supplies	0.9
Health Care Equipment & Supplies	0.9
Airlines	0.8
Auto Components	0.7
Communications Equipment	0.7
Electric Utilities	0.7
Electronic Equipment & Instruments	0.7
Household Products	0.7
Internet Software & Services	0.7
Multi-Utilities	0.7
Trading Companies & Distributors	0.7
Paper & Forest Products	0.6
Distributors	0.4
Construction & Engineering	0.3
Marine	0.3
Office Electronics	0.3
Thrifts & Mortgage Finance	0.3
Air Freight & Logistics	0.2
Building Products	0.2
Internet & Catalog Retail	0.2
Textiles, Apparel & Luxury Goods	0.2
Tobacco	0.2
Construction Materials	0.1
Consumer Finance	0.1
Health Care Technology	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

A104

GLOBAL PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

Independent Power Producers & Energy Traders	0.1%
Transportation Infrastructure	0.1
Water Utilities	0.1

103.2
Liabilities in excess of other assets	(3.2)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A105

GLOBAL PORTFOLIO (Continued)

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2007

ASSETS
Investments, at value including securities on loan of $41,229,381:
Unaffiliated investments (cost $781,057,434)	$948,878,640
Affiliated investments (cost $68,236,783)	68,236,783
Cash	440,876
Foreign currency, at value (cost $8,074,610)	8,200,987
Receivable for investments sold	4,308,808
Dividends and interest receivable	780,184
Foreign tax reclaim receivable	587,565
Receivable for Series shares sold	313,455
Prepaid expenses	10,795

Total Assets	1,031,758,093

LIABILITIES
Collateral for securities on loan	42,679,550
Payable for investments purchased	3,046,829
Management fee payable	633,098
Accrued expenses and other liabilities	271,002
Payable for Series shares repurchased	117,342
Transfer agent fee payable	879

Total Liabilities	46,748,700

NET ASSETS	$985,009,393

Net assets were comprised of:
Paid-in capital	$758,331,291
Retained earnings	226,678,102

Net assets, December 31, 2007	$985,009,393

Net asset value and redemption price per share, $985,009,393 / 40,014,249 outstanding shares of beneficial interest (authorized 125,000,000 shares)	$24.62

STATEMENT OF OPERATIONS

Year Ended December 31, 2007

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $1,209,389)	$20,115,894
Affiliated dividend income	1,533,729
Affiliated income from securities loaned, net	210,276
Interest	112,942

21,972,841

EXPENSES
Management fee	7,345,354
Custodian’s fees and expenses	312,000
Shareholders’ reports	181,000
Audit fee	24,000
Trustees’ fees	20,000
Insurance expenses	20,000
Interest expense	19,797
Legal fees and expenses	9,000
Transfer agent’s fees and expenses (including affiliated expense of $4,600) (Note 4)	5,000
Miscellaneous	16,268

Total expenses	7,952,419

NET INVESTMENT INCOME	14,020,422

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	64,048,253
Futures transactions	71,128
Foreign currency transactions	(219,166)

63,900,215

Net change in unrealized appreciation (depreciation) on:
Investments	17,935,646
Foreign currencies	29,281

17,964,927

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	81,865,142

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$95,885,564

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2007	2006
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$14,020,422	$10,692,630
Net realized gain on investment and foreign currency transactions	63,900,215	32,439,736
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currencies	17,964,927	112,256,288

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	95,885,564	155,388,654

DISTRIBUTIONS	(10,692,295)	(5,516,655)

SERIES SHARE TRANSACTIONS:
Series shares sold [1,809,090 and 2,609,905 shares, respectively]	43,514,915	53,367,041
Series shares issued in reinvestment of distributions [435,886 and 272,832 shares, respectively]	10,692,295	5,516,655
Series shares repurchased [3,630,416 and 4,426,740 shares, respectively]	(87,249,982)	(90,036,644)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(33,042,772)	(31,152,948)

TOTAL INCREASE IN NET ASSETS	52,150,497	118,719,051
NET ASSETS:
Beginning of year	932,858,896	814,139,845

End of year	$985,009,393	$932,858,896

SEE NOTES TO FINANCIAL STATEMENTS.

A106

GOVERNMENT INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	December 31, 2007

LONG-TERM INVESTMENTS — 91.2%	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 2)

Asset Backed Securities — 3.5%
Citibank Credit Card Issuance Trust,
Series 2007-A8, Class A8	5.65%	09/20/19		$1,500	$1,501,501
Small Business Administration Participation Certificates,
Series 1996-20J, Class 1	7.20%	10/01/16		3,169	3,291,124
Series 1997-20A, Class 1	7.15%	01/01/17		3,235	3,356,743
Series 1997-20G, Class 1	6.85%	07/01/17		1,184	1,226,355
Series 1998-20I, Class 1	6.00%	09/01/18		2,452	2,518,025

					11,893,748

Collateralized Mortgage Obligations — 6.8%
Federal Home Loan Mortgage Corp.,
Series 2496, Class PM	5.50%	09/15/17		2,819	2,840,987
Series 2501, Class MC	5.50%	09/15/17		1,851	1,883,525
Series 2513, Class HC	5.00%	10/15/17		2,339	2,333,691
Series 2518, Class PV	5.50%	06/15/19		1,920	1,922,128
Federal National Mortgage Association,
Series 2002-18, Class PC	5.50%	04/25/17		5,000	5,098,177
Series 2002-57, Class ND	5.50%	09/25/17		2,115	2,152,482
Series 2002-94, Class HQ	4.50%	01/25/18		6,419	6,226,330
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-E, Class A1(a)	5.175%	10/25/28		156	155,411
Structured Adjustable Rate Mortgage Loan,
Series 2004-1, Class 4A-3(a)	4.17%	02/25/34		527	536,993

					23,149,724

Commercial Mortgage Backed Securities — 7.4%
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2000-WF1, Class A1	7.64%	02/15/32		366	369,116
Series 2004-T16, Class A5	4.60%	02/13/46		4,200	4,134,532
Series 2006-PW11, Class A4(a)	5.457%	03/11/39		860	872,819
Series 2006-T22, Class A4(a)	5.465%	04/12/38		2,700	2,755,827
First Union National Bank Commercial Mortgage Trust,
Series 2000-C1, Class A1	7.739%	05/17/32		84	83,652
GS Mortgage Securities Corp. II,
Series 2003-C1, Class A3	4.608%	01/10/40		6,800	6,718,658
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class ASB(a)	5.659%	05/12/39		1,500	1,534,238
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2007-5, Class A4	5.378%	08/12/48		2,000	2,000,372
Morgan Stanley Capital I,
Series 2005-IQ9, Class AAB	4.51%	07/15/56		2,500	2,444,488
Series 2005-T19, Class AAB	4.852%	06/12/47		1,375	1,353,261
Series 2006-IQ11, Class A4(a)	5.773%	10/15/42		2,800	2,884,159
Morgan Stanley Dean Witter I,
Series 2001-TOP1, Class A2	6.32%	02/15/33		71	71,007

					25,222,129

Corporate Bond — 0.5%
DEPFA ACS Bank, 144A(b)	5.125%	03/16/37		1,520	1,502,403

Foreign Government Bonds — 0.7%
Hungary Government Bonds	8.00%	02/12/15	HUF	198,540	1,190,467
Poland Government Bond, Series 1015	6.25%	10/24/15	PLN	2,660	1,097,386
Sweden Government Bond, Series 1040	6.50%	05/05/08	SEK	1,080	168,260

					2,456,113

Mortgage Backed Securities — 56.3%
Federal Home Loan Mortgage Corp.(a)	3.531%	05/01/34		$1,681	1,696,967
Federal Home Loan Mortgage Corp.(a)	3.788%	06/01/34		3,917	3,871,818
Federal Home Loan Mortgage Corp.	5.00%	06/01/33-05/01/34		10,048	9,816,810

SEE NOTES TO FINANCIAL STATEMENTS.

A107

GOVERNMENT INCOME PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

LONG-TERM INVESTMENTS (continued)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Mortgage Backed Securities (continued)
Federal Home Loan Mortgage Corp.	5.50%	TBA 30 YR	$4,500	$4,490,154
Federal Home Loan Mortgage Corp.	6.00%	09/01/34	619	629,236
Federal Home Loan Mortgage Corp.	6.00%	TBA 30 YR	10,000	10,146,880
Federal Home Loan Mortgage Corp.	6.50%	06/01/08-09/01/32	748	770,310
Federal Home Loan Mortgage Corp.	7.00%	08/01/11-10/01/32	573	587,211
Federal National Mortgage Association(a)	3.496%	06/01/34	11,492	11,633,147
Federal National Mortgage Association(a)	3.592%	07/01/33	5,445	5,437,755
Federal National Mortgage Association(a)	3.789%	04/01/34	688	678,068
Federal National Mortgage Association(a)	4.046%	08/01/33	2,810	2,800,103
Federal National Mortgage Association(a)	4.241%	04/01/34	1,922	1,915,225
Federal National Mortgage Association(a)	4.479%	06/01/34	1,553	1,562,690
Federal National Mortgage Association(a)	4.869%	10/01/34	2,584	2,568,497
Federal National Mortgage Association(a)	4.986%	06/01/36	3,940	3,977,652
Federal National Mortgage Association	5.00%	07/01/18-12/01/31	8,700	8,715,572
Federal National Mortgage Association	5.00%	TBA 30 YR	5,500	5,365,938
Federal National Mortgage Association	5.50%	01/01/17-04/01/36	43,820	43,820,592
Federal National Mortgage Association	5.50%	TBA 15 YR	4,500	4,557,654
Federal National Mortgage Association	5.50%	TBA 30 YR	23,500	23,470,625
Federal National Mortgage Association	6.00%	11/01/14-01/01/36	8,695	8,850,127
Federal National Mortgage Association	6.00%	TBA 30 YR	6,900	7,005,653
Federal National Mortgage Association	6.276%	03/01/11	1,146	1,198,216
Federal National Mortgage Association	6.50%	11/01/09-10/01/37	7,190	7,414,552
Federal National Mortgage Association	7.00%	02/01/12-01/01/36	1,801	1,887,258
Federal National Mortgage Association	7.50%	05/01/08-10/01/12	166	171,440
Federal National Mortgage Association	8.00%	03/01/22-02/01/26	51	54,448
Federal National Mortgage Association	9.00%	02/01/25-04/01/25	217	236,337
Government National Mortgage Association	5.00%	07/15/33-04/15/34	3,956	3,899,294
Government National Mortgage Association	5.50%	03/15/34-03/15/36	4,250	4,282,477
Government National Mortgage Association	6.00%	TBA 30 YR	4,000	4,095,000
Government National Mortgage Association	6.50%	07/15/32-08/15/32	837	867,594
Government National Mortgage Association	7.00%	03/15/23-08/15/28	1,920	2,038,801
Government National Mortgage Association	7.50%	12/15/25-02/15/26	365	389,440
Government National Mortgage Association	8.50%	09/15/24-04/15/25	478	521,962

				191,425,503

U.S. Government Agency Obligations — 13.1%
Federal Farm Credit Bank	4.875%	01/17/17	980	1,005,355
Federal Home Loan Bank	3.625%	12/17/10	2,595	2,595,340
Federal Home Loan Bank	4.625%	10/10/12	9,530	9,808,571
Federal Home Loan Mortgage Corp.	5.35%	11/14/11	1,210	1,221,117
Federal National Mortgage Association	5.00%	03/15/16	2,870	2,999,161
Federal National Mortgage Association	5.30%	02/22/11	14,630	14,636,540
FICO Strip Principal	Zero	05/11/18	4,000	2,487,216
Tennessee Valley Authority, Series B	4.375%	06/15/15	9,850	9,862,815

				44,616,115

U.S. Government Treasury Securities — 2.9%
United States Treasury Bonds(c)	4.75%	02/15/37	355	371,530
United States Treasury Bonds	6.25%	08/15/23	2,500	2,993,165
United States Treasury Notes	3.625%	12/31/12	15	15,113
United States Treasury Notes	4.125%	08/15/08	15	15,063
United States Treasury Notes	4.875%	08/15/16	900	958,360
United States Treasury Strips(b)	Zero	05/15/20-05/15/21	10,100	5,560,008

				9,913,239

TOTAL LONG-TERM INVESTMENTS (cost $307,402,062)				310,178,974

SEE NOTES TO FINANCIAL STATEMENTS.

A108

GOVERNMENT INCOME PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

SHORT-TERM INVESTMENTS — 25.5%	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

U.S. Government Agency Obligation — 5.1%
Federal Home Loan Mortgage Corp., Discount Note (cost $17,326,910)	Zero	02/19/08	$ 17,500	$17,403,873

			Shares

Affiliated Mutual Funds — 20.4%
Dryden Core Investment Fund — Short-Term Bond Series (cost $50,892,138)(e)			5,119,361	48,326,772
Dryden Core Investment Fund — Taxable Money Market Series (cost $21,203,483; includes $350,649 of cash collateral received for securities on loan) (Note 4)(d)(e)			21,203,483	21,203,483

TOTAL AFFILIATED MUTUAL FUNDS (cost $72,095,621)				69,530,255

OUTSTANDING OPTION PURCHASED			Contracts
Call Option
Iceland Krona, expiring 08/05/08 @ $67.75 (cost $18,866)			336,900	20,888

TOTAL SHORT-TERM INVESTMENTS (cost $89,441,397)				86,955,016

TOTAL INVESTMENTS 116.7% (cost $396,843,459)				397,133,990
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS(f) (16.7%)				(56,826,576)

TOTAL NET ASSETS 100.0%				$340,307,414

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
AUD	Australian Dollar
EUR	Euro
FICO	Financing Corporation
GBP	British Pound
HUF	Hungarian Forint
ISK	Iceland Krona
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
TBA	To be announced

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at December 31, 2007.

(b)	Security segregated as collateral for futures contracts.

(c)	All or portion of security is on loan. The aggregate market value of such securities is $346,006; cash collateral of $350,649 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund — Taxable Money Market Series and the Dryden Core Investment Fund — Short-Term Bond Series.

(f)	Other liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures contracts, forward foreign currency contracts and interest rate swap agreements as follows:

SEE NOTES TO FINANCIAL STATEMENTS.

A109

GOVERNMENT INCOME PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

Open futures contracts outstanding at December 31, 2007:

Number of Contracts	Type	Expiration Date	Value at December 31, 2007	Value at Trade Date	Unrealized Appreciation (Depreciation)
Long Positions:
6	Australian 10 Yr. Bond	Mar. 08	$493,560	$493,938	$(378)
13	2 Yr. Euro Schatz	Mar. 08	1,964,435	1,978,449	(14,014)
9	Euro Bund	Mar. 08	1,488,355	1,523,160	(34,805)
2	Long-Term U.K. Gilt	Mar. 08	438,849	438,992	(143)
1	New Zealand 3 Mo. Bill	Mar. 08	701,753	702,222	(469)
222	U.S. 30 Yr. Bond	Mar. 08	25,835,250	25,807,087	28,163

					(21,646)

Short Positions:
31	U.S. Treasury 2 Yr. Notes	Mar. 08	6,517,750	6,521,026	3,276
190	U.S. Treasury 5 Yr. Notes	Mar. 08	20,953,437	20,883,561	(69,876)
25	U.S. Treasury 10 Yr. Notes	Mar. 08	2,834,766	2,808,235	(26,531)

					(93,131)

					$(114,777)

Open forward foreign currency exchange contracts outstanding at December 31, 2007:

Purchase Contracts:	Notional Amount (000)		Payable at Statement Date	Value at December 31, 2007	Unrealized Appreciation (Depreciation)
Australian Dollar expiring 01/18/08	AUD	474,841	$417,090	$416,503	$(587)
Euro expiring 01/25/08	EUR	521,185	753,451	762,362	8,911
Hungarian Forint expiring 01/24/08	HUF	29,524,899	167,100	170,432	3,332
Iceland Krona expiring 01/16/08	ISK	22,045,836	355,732	350,014	(5,718)
Iceland Krona expiring 01/18/08	ISK	13,056,227	203,900	207,182	3,282
New Zealand Dollar expiring 01/18/08	NZD	669,906	520,553	514,398	(6,155)
Pound Sterling expiring 01/25/08	GBP	244,021	488,264	485,386	(2,878)
Swedish Krona expiring 01/24/08	SEK	2,223,234	340,400	344,071	3,671

					$3,858

Sales Contracts:	Notional Amount (000)		Receivable at Statement Date	Value at December 31, 2007	Unrealized Appreciation (Depreciation)
Euro expiring 01/25/08	EUR	234,937	$339,100	$343,654	$(4,554)
Hungarian Forint expiring 01/24/08	HUF	218,676,559	1,263,312	1,262,306	1,006
Iceland Krona expiring 01/16/08	ISK	13,160,726	203,900	208,948	(5,048)
New Zealand Dollar expiring 01/18/08	NZD	218,758	170,500	167,977	2,523
Polish Zloty expiring 01/24/08	PLN	1,872,293	765,232	760,902	4,330
Pound Sterling expiring 01/25/08	GBP	83,043	167,100	165,182	1,918
Swedish Krona expiring 01/24/08	SEK	2,215,372	341,951	342,854	(903)

					(728)

					$3,130

SEE NOTES TO FINANCIAL STATEMENTS.

A110

GOVERNMENT INCOME PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

Interest rate swap agreements outstanding at December 31, 2007:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Merrill Lynch Capital Services(1)	08/14/12	$3,410	5.20857%	3 month LIBOR	$195,908
Deutsche Bank AG(1)	11/16/12	13,500	4.65517%	3 month LIBOR	273,624
Morgan Stanley Capital Services(1)	12/07/12	2,145	4.15033%	3 month LIBOR	1,691
Morgan Stanley Capital Services(1)	12/11/12	7,500	4.37022%	3 month LIBOR	75,863
Merrill Lynch Capital Services(2)	12/14/12	4,040	4.35284%	3 month LIBOR	(38,898)
Merrill Lynch Capital Services(1)	08/02/17	2,250	5.52959%	3 month LIBOR	190,197
Deutsche Bank AG(1)	11/19/17	28,840	5.585%	3 month LIBOR	96,880
Deutsche Bank AG(2)	11/19/27	12,320	5.69%	3 month LIBOR	(43,432)
Morgan Stanley Capital Services(2)	12/11/37	1,090	5.08438%	3 month LIBOR	(13,133)
Merrill Lynch Capital Services(2)	12/11/37	6,385	5.08938%	3 month LIBOR	(98,703)

					$639,997

(1)	The Portfolio pays the floating rate and receives the fixed rate.

(2)	The Portfolio pays the fixed rate and receives the floating rate.

The industry classification of portfolio holdings and other liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2007 were as follows:

Mortgage Backed Securities	56.3%
Affiliated Mutual Funds (including 0.1% of collateral received for securities on loan)	20.4
U.S. Government Agency Obligations	18.2
Commercial Mortgage Backed Securities	7.4
Collateralized Mortgage Obligations	6.8
Asset Backed Securities	3.5
U.S. Government Treasury Securities	2.9
Foreign Government Bonds	0.7
Corporate Bond	0.5

116.7
Other liabilities in excess of other assets	(16.7)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A111

GOVERNMENT INCOME PORTFOLIO (Continued)

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2007

ASSETS
Investments, at value including securities on loan of $346,006:
Unaffiliated investments (cost $324,747,838)	$327,603,735
Affiliated investments (cost $72,095,621)	69,530,255
Foreign currency (cost $22)	22
Receivable for investments sold	121,320,939
Interest receivable	1,969,659
Unrealized appreciation on swaps	834,163
Due from broker — variation margin	54,812
Unrealized appreciation on forward currency contracts	28,973
Receivable for Series shares sold	24,899
Prepaid expenses	3,666

Total Assets	521,371,123

LIABILITIES
Payable for investments purchased	180,102,861
Collateral for securities on loan	350,649
Unrealized depreciation on swaps	194,166
Accrued expenses and other liabilities	140,941
Payable for Series shares repurchased	125,241
Management fee payable	115,450
Unrealized depreciation on forward currency contracts	25,843
Payable to custodian	4,792
Deferred trustees’ fees	3,206
Transfer agent fee payable	560

Total Liabilities	181,063,709

NET ASSETS	$340,307,414

Net assets were comprised of:
Paid-in capital	$345,517,435
Retained earnings	(5,210,021)

Net assets, December 31, 2007	$340,307,414

Net asset value and redemption price per share, ($340,307,414 / 29,903,156 outstanding shares of beneficial interest (authorized 100,000,000 shares)	$11.38

STATEMENT OF OPERATIONS

Year Ended December 31, 2007

INVESTMENT INCOME
Unaffiliated interest income	$13,665,484
Affiliated dividend income	3,883,421
Affiliated income from securities loaned, net	67,551

17,616,456

EXPENSES
Management fee	1,372,156
Shareholders’ reports	140,000
Interest expense	104,905
Custodian’s fees and expenses	94,000
Audit fee	22,000
Trustees’ fees	14,000
Insurance expenses	8,000
Legal fees and expenses	8,000
Transfer agent’s fees and expenses (including affiliated expense of $2,700) (Note 4)	3,000
Miscellaneous	9,508

Total expenses	1,775,569

NET INVESTMENT INCOME	15,840,887

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(13,554)
Foreign currency transactions	(105,672)
Futures transactions	(842,040)
Short sale transactions	(106,461)
Swap transactions	430,047
Options written transactions	19,009

(618,671)

Net change in unrealized appreciation (depreciation) on:
Investments	3,002,493
Foreign currencies	(159)
Futures	(102,540)
Short sales	(3,281)
Swaps	684,435

3,580,948

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	2,962,277

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,803,164

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2007	2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$15,840,887	$17,134,336
Net realized loss on investments and foreign currency transactions	(618,671)	(2,865,056)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	3,580,948	(1,250,146)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	18,803,164	13,019,134

DISTRIBUTIONS	(15,181,670)	(17,558,195)

SERIES SHARE TRANSACTIONS:
Series share sold [722,847 and 1,318,889 shares, respectively]	8,166,048	14,867,273
Series share issued in reinvestment of distributions [1,353,614 and 1,568,051 shares, respectively]	15,181,670	17,558,195
Series share repurchased [3,624,503 and 4,593,356 shares, respectively]	(40,920,583)	(51,789,971)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(17,572,865)	(19,364,503)

TOTAL DECREASE IN NET ASSETS	(13,951,371)	(23,903,564)
NET ASSETS:
Beginning of year	354,258,785	378,162,349

End of year	$340,307,414	$354,258,785

SEE NOTES TO FINANCIAL STATEMENTS.

A112

STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS	December 31, 2007

LONG-TERM INVESTMENTS — 98.3%		Value (Note 2)
COMMON STOCKS	Shares

Aerospace/Defense — 2.9%
Boeing Co.	189,636	$16,585,565
General Dynamics Corp.	96,100	8,551,939
Goodrich Corp.	28,600	2,019,446
Honeywell International, Inc.	178,750	11,005,638
L-3 Communications Holdings, Inc.	30,700	3,252,358
Lockheed Martin Corp.	85,698	9,020,571
Northrop Grumman Corp.	85,626	6,733,629
Precision Castparts Corp.	33,500	4,646,450
Raytheon Co.	108,318	6,574,903
Rockwell Collins, Inc.	41,500	2,986,755
United Technologies Corp.	240,500	18,407,870

		89,785,124

Air Freight & Logistics — 0.9%
C.H. Robinson Worldwide, Inc.	36,800	1,991,616
Expeditors International of Washington, Inc.	45,200	2,019,536
FedEx Corp.	74,240	6,619,981
United Parcel Service, Inc. (Class B Stock)	248,300	17,559,776

		28,190,909

Airlines — 0.1%
Southwest Airlines Co.	176,637	2,154,971

Auto Components — 0.2%
Goodyear Tire & Rubber Co.(a)(b)	44,200	1,247,324
Johnson Controls, Inc.	138,300	4,984,332

		6,231,656

Automobiles — 0.3%
Ford Motor Co.(a)(b)	471,545	3,173,498
General Motors Corp.(b)	131,100	3,263,079
Harley-Davidson, Inc.	63,100	2,947,401

		9,383,978

Beverages — 2.4%
Anheuser-Busch Cos., Inc.	185,900	9,730,006
Brown-Forman Corp. (Class B Stock)	16,200	1,200,582
Coca-Cola Co. (The)	470,900	28,899,133
Coca-Cola Enterprises, Inc.(b)	71,800	1,868,954
Constellation Brands, Inc. (Class A Stock)(a)(b)	38,200	903,048
Molson Coors Brewing Co. (Class B Stock)(b)	31,600	1,631,192
Pepsi Bottling Group, Inc.	33,600	1,325,856
PepsiCo, Inc.	382,640	29,042,376

		74,601,147

Biotechnology — 1.1%
Amgen, Inc.(a)(b)	263,164	12,221,336
Biogen Idec, Inc.(a)	64,525	3,672,763
Celgene Corp.(a)	87,200	4,029,512
Genzyme Corp.(a)	58,600	4,362,184
Gilead Sciences, Inc.(a)(b)	219,800	10,112,998

		34,398,793

Building Products — 0.1%
Masco Corp.	81,300	1,756,893
Trane, Inc.	38,900	1,817,019

		3,573,912

Capital Markets — 3.4%
American Capital Strategies Ltd.(b)	40,400	1,331,584
Ameriprise Financial, Inc.	59,800	3,295,578

SEE NOTES TO FINANCIAL STATEMENTS.

A113

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

COMMON STOCKS		Value (Note 2)
(continued)	Shares

Capital Markets (continued)
Bank of New York Mellon Corp. (The)(b)	267,589	$13,047,640
Bear Stearns Cos., Inc.(b)	29,610	2,613,083
Charles Schwab Corp.	238,000	6,080,900
E*Trade Financial Corp.(a)(b)	106,800	379,140
Federated Investors, Inc. (Class B Stock)	22,600	930,216
Franklin Resources, Inc.	39,900	4,565,757
Goldman Sachs Group, Inc.(b)	97,600	20,988,880
Janus Capital Group, Inc.(b)	54,200	1,780,470
Legg Mason, Inc.	32,800	2,399,320
Lehman Brothers Holdings, Inc.(b)	128,500	8,409,040
Merrill Lynch & Co., Inc.(b)	209,400	11,240,592
Morgan Stanley	254,010	13,490,471
Northern Trust Corp.	44,700	3,423,126
State Street Corp.	94,000	7,632,800
T. Rowe Price Group, Inc.	62,600	3,811,088

		105,419,685

Chemicals — 1.8%
Air Products & Chemicals, Inc.	50,800	5,010,404
Ashland, Inc.	16,000	758,880
Dow Chemical Co.	229,961	9,065,063
E.I. du Pont de Nemours & Co.	220,291	9,712,630
Eastman Chemical Co.	20,900	1,276,781
Ecolab, Inc.	43,600	2,232,756
Hercules, Inc.	27,900	539,865
International Flavors & Fragrances, Inc.	18,700	900,031
Monsanto Co.	128,696	14,374,056
PPG Industries, Inc.	41,000	2,879,430
Praxair, Inc.	75,200	6,670,992
Rohm and Haas Co.(b)	30,300	1,608,021
Sigma-Aldrich Corp.(b)	25,600	1,397,760

		56,426,669

Commercial Banks — 3.1%
BB&T Corp.(b)	136,000	4,171,120
Comerica, Inc.	43,250	1,882,673
Commerce Bancorp, Inc.	41,700	1,590,438
Fifth Third Bancorp	138,949	3,491,788
First Horizon National Corp.(b)	29,600	537,240
Huntington Bancshares, Inc.	103,475	1,527,291
KeyCorp.(b)	105,500	2,473,975
M&T Bank Corp.	20,100	1,639,557
Marshall & Ilsley Corp.(b)	58,698	1,554,323
National City Corp.(b)	152,500	2,510,150
PNC Financial Services Group, Inc.	84,300	5,534,295
Regions Financial Corp.	184,712	4,368,439
SunTrust Banks, Inc.	85,100	5,317,899
Synovus Financial Corp.(b)	71,900	1,731,352
US Bancorp	411,181	13,050,885
Wachovia Corp.(b)	471,455	17,929,434
Wells Fargo & Co.	800,620	24,170,718
Zions Bancorporation	27,700	1,293,313

		94,774,890

Commercial Services & Supplies — 0.5%
Allied Waste Industries, Inc.(a)(b)	71,800	791,236
Avery Dennison Corp.(b)	25,400	1,349,756
Cintas Corp.(b)	28,500	958,170

SEE NOTES TO FINANCIAL STATEMENTS.

A114

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

COMMON STOCKS		Value (Note 2)
(continued)	Shares

Commercial Services & Supplies (continued)
Equifax, Inc.	31,100	$1,130,796
Monster Worldwide, Inc.(a)	22,900	741,960
Pitney Bowes, Inc.	47,900	1,822,116
R.R. Donnelley & Sons Co.	54,200	2,045,508
Robert Half International, Inc.	43,200	1,168,128
Waste Management, Inc.	126,130	4,120,667

		14,128,337

Communications Equipment — 2.5%
Ciena Corp.(a)(b)	19,657	670,500
Cisco Systems, Inc.(a)	1,461,300	39,557,391
Corning, Inc.	371,500	8,912,285
JDS Uniphase Corp.(a)(b)	29,387	390,847
Juniper Networks, Inc.(a)	128,900	4,279,480
Motorola, Inc.	549,595	8,815,504
QUALCOMM, Inc.	396,100	15,586,535
Tellabs, Inc.(a)	88,000	575,520

		78,788,062

Computers & Peripherals — 4.4%
Apple, Inc.(a)	206,600	40,923,328
Dell, Inc.(a)	533,000	13,063,830
EMC Corp.(a)(b)	503,674	9,333,079
Hewlett-Packard Co.	621,116	31,353,936
International Business Machines Corp.	327,100	35,359,510
Lexmark International, Inc.(a)(b)	23,614	823,184
Network Appliance, Inc.(a)	92,100	2,298,816
QLogic Corp.(a)	36,100	512,620
SanDisk Corp.(a)(b)	47,800	1,585,526
Sun Microsystems, Inc.(a)(b)	204,450	3,706,679

		138,960,508

Construction & Engineering — 0.2%
Fluor Corp.	22,700	3,307,844
Jacobs Engineering Group, Inc.(a)(b)	25,100	2,399,811

		5,707,655

Construction Materials — 0.1%
Vulcan Materials Co.	22,800	1,803,252

Consumer Finance — 0.7%
American Express Co.	278,700	14,497,974
Capital One Financial Corp.(b)	98,069	4,634,741
Discover Financial Services	127,405	1,921,267
SLM Corp.(b)	98,400	1,981,776

		23,035,758

Containers & Packaging — 0.1%
Ball Corp.	23,400	1,053,000
Bemis Co.	22,900	627,002
Pactiv Corp.(a)	33,000	878,790
Sealed Air Corp.	39,820	921,435

		3,480,227

Distributors — 0.1%
Genuine Parts Co.(b)	37,325	1,728,148

Diversified Consumer Services — 0.1%
Apollo Group, Inc. (Class A Stock)(a)(b)	31,300	2,195,695
H&R Block, Inc.	79,500	1,476,315

		3,672,010

SEE NOTES TO FINANCIAL STATEMENTS.

A115

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

COMMON STOCKS		Value (Note 2)
(continued)	Shares

Diversified Financial Services — 4.4%
Bank of America Corp.	1,058,907	$43,690,503
CIT Group, Inc.(b)	52,300	1,256,769
Citigroup, Inc.	1,200,776	35,350,845
CME Group, Inc.	12,870	8,828,820
IntercontinentalExchange, Inc.(a)	15,700	3,022,250
JPMorgan Chase & Co.	804,385	35,111,405
Leucadia National Corp.(b)	38,500	1,813,350
Moody’s Corp.(b)	58,420	2,085,594
NYSE Euronext	61,700	5,415,409

		136,574,945

Diversified Telecommunication Services — 3.2%
AT&T, Inc.	1,454,711	60,457,789
CenturyTel, Inc.	30,000	1,243,800
Citizens Communications Co.(b)	90,300	1,149,519
Embarq Corp.	35,176	1,742,267
Qwest Communications International, Inc.(a)(b)	391,647	2,745,445
Verizon Communications, Inc.	688,438	30,077,856
Windstream Corp.	117,565	1,530,696

		98,947,372

Electric Utilities — 2.0%
Allegheny Energy, Inc.	37,600	2,391,736
American Electric Power Co., Inc.	96,640	4,499,558
Duke Energy Corp.	303,482	6,121,232
Edison International	79,300	4,232,241
Entergy Corp.	45,600	5,450,112
Exelon Corp.	156,550	12,780,742
FirstEnergy Corp.	72,336	5,232,786
FPL Group, Inc.	95,700	6,486,546
Pepco Holdings, Inc.	39,400	1,155,602
Pinnacle West Capital Corp.	26,000	1,102,660
PPL Corp.	90,500	4,714,145
Progress Energy, Inc.	59,414	2,877,420
Southern Co.	179,100	6,940,125

		63,984,905

Electrical Equipment — 0.5%
Cooper Industries, Ltd. (Class A Stock)	46,000	2,432,480
Emerson Electric Co.	188,400	10,674,744
Rockwell Automation, Inc.	42,000	2,896,320

		16,003,544

Electronic Equipment & Instruments — 0.3%
Agilent Technologies, Inc.(a)	101,382	3,724,775
Jabil Circuit, Inc.	44,000	671,880
Molex, Inc.	26,600	726,180
Tyco Electronics Ltd.	120,960	4,491,245

		9,614,080

Energy Equipment & Services — 2.5%
Baker Hughes, Inc.	73,630	5,971,393
BJ Services Co.	59,300	1,438,618
ENSCO International, Inc.	32,200	1,919,764
Halliburton Co.	216,600	8,211,306
Nabors Industries Ltd.(a)	65,600	1,796,784
National-Oilwell Varco, Inc.(a)(b)	86,400	6,346,944
Noble Corp.	60,600	3,424,506
Rowan Cos., Inc.(b)	17,100	674,766

SEE NOTES TO FINANCIAL STATEMENTS.

A116

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

COMMON STOCKS		Value (Note 2)
(continued)	Shares

Energy Equipment & Services (continued)
Schlumberger Ltd.	282,900	$27,828,873
Smith International, Inc.	43,900	3,242,015
Transocean, Inc.	72,836	10,426,473
Weatherford International Ltd.(a)	77,500	5,316,500

		76,597,942

Food & Staples Retailing — 2.3%
Costco Wholesale Corp.	104,432	7,285,176
CVS Caremark Corp.(b)	355,138	14,116,736
Kroger Co.	178,000	4,754,380
Safeway, Inc.	103,900	3,554,419
SUPERVALU, Inc.	50,508	1,895,060
Sysco Corp.	144,300	4,503,603
Walgreen Co.(b)	230,300	8,769,824
Wal-Mart Stores, Inc.	571,900	27,182,407
Whole Foods Market, Inc.(b)	28,300	1,154,640

		73,216,245

Food Products — 1.4%
Archer-Daniels-Midland Co.	154,938	7,193,771
Campbell Soup Co.	48,800	1,743,624
ConAgra Food, Inc.	114,000	2,712,060
Dean Foods Co.	31,800	822,348
General Mills, Inc.	78,500	4,474,500
H.J. Heinz Co.	77,350	3,610,698
Hershey Co. (The)(b)	43,300	1,706,020
Kellogg Co.(b)	59,000	3,093,370
Kraft Foods, Inc.	372,611	12,158,297
McCormick & Co., Inc.	31,300	1,186,583
Sara Lee Corp.	176,400	2,832,984
Tyson Foods, Inc. (Class A Stock)(b)	49,800	763,434
Wm. Wrigley Jr. Co.	49,100	2,874,805

		45,172,494

Gas Utilities — 0.1%
Nicor, Inc.	12,200	516,670
Questar Corp.	39,800	2,153,180

		2,669,850

Healthcare Equipment & Supplies — 1.7%
Baxter International, Inc.	156,500	9,084,825
Becton Dickinson & Co.	57,700	4,822,566
Boston Scientific Corp.(a)(b)	289,799	3,370,362
C.R. Bard, Inc.	24,600	2,332,080
Covidien Ltd.	113,960	5,047,288
Hospira, Inc.(a)(b)	39,920	1,702,189
Medtronic, Inc.	277,700	13,959,979
St. Jude Medical, Inc.(a)	83,100	3,377,184
Stryker Corp.	57,500	4,296,400
Varian Medical Systems, Inc.(a)(b)	23,200	1,210,112
Zimmer Holdings, Inc.(a)	57,286	3,789,469

		52,992,454

Healthcare Providers & Services — 2.4%
Aetna, Inc.	121,448	7,011,193
AmerisourceBergen Corp.	46,200	2,072,994
Cardinal Health, Inc.	87,975	5,080,556
CIGNA Corp.	71,700	3,852,441
Coventry Health Care, Inc.(a)	38,450	2,278,163

SEE NOTES TO FINANCIAL STATEMENTS.

A117

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

COMMON STOCKS		Value (Note 2)
(continued)	Shares

Healthcare Providers & Services (continued)
Express Scripts, Inc.(a)	64,000	$4,672,000
Humana, Inc.(a)	40,800	3,072,648
Laboratory Corp. of America Holdings(a)(b)	27,600	2,084,628
McKesson Corp.	68,107	4,461,690
Medco Health Solutions, Inc.(a)	64,296	6,519,614
Patterson Cos., Inc.(a)(b)	24,300	824,985
Quest Diagnostics, Inc.(b)	38,300	2,026,070
Tenet Healthcare Corp.(a)(b)	90,000	457,200
UnitedHealth Group, Inc.	314,900	18,327,180
WellPoint, Inc.(a)	140,700	12,343,611

		75,084,973

Healthcare Technology
IMS Health, Inc.	51,320	1,182,413

Hotels, Restaurants & Leisure — 1.4%
Carnival Corp.	103,800	4,618,062
Darden Restaurants, Inc.(b)	38,650	1,070,992
Harrah’s Entertainment, Inc.	41,950	3,723,063
International Game Technology	73,000	3,206,890
Marriott International, Inc. (Class A Stock)(b)	72,600	2,481,468
McDonald’s Corp.(b)	282,300	16,630,293
Starbucks Corp.(a)	167,100	3,420,537
Starwood Hotels & Resorts Worldwide, Inc.	48,500	2,135,455
Wendy’s International, Inc.	21,700	560,728
Wyndham Worldwide Corp.	44,763	1,054,616
Yum! Brands, Inc.(b)	124,600	4,768,442

		43,670,546

Household Durables — 0.4%
Black & Decker Corp.	16,500	1,149,225
Centex Corp.	24,600	621,396
D.R. Horton, Inc.(b)	52,200	687,474
Fortune Brands, Inc.	33,000	2,387,880
Harman International Industries, Inc.	14,100	1,039,311
KB Home(b)	17,232	372,211
Leggett & Platt, Inc.	44,300	772,592
Lennar Corp. (Class A Stock)(b)	29,000	518,810
Newell Rubbermaid, Inc.	64,649	1,673,116
Pulte Homes, Inc.	35,700	376,278
Snap-On, Inc.	12,300	593,352
Stanley Works	19,100	925,968
Whirlpool Corp.	17,507	1,429,096

		12,546,709

Household Products — 2.4%
Clorox Co.(b)	32,600	2,124,542
Colgate-Palmolive Co.	120,200	9,370,792
Kimberly-Clark Corp.	108,588	7,529,492
Procter & Gamble Co.	745,781	54,755,241

		73,780,067

Independent Power Producers & Energy Traders — 0.3%
AES Corp.(a)	159,700	3,415,983
Constellation Energy Group, Inc.	43,450	4,454,929
Dynegy, Inc.(a)	87,800	626,892

		8,497,804

SEE NOTES TO FINANCIAL STATEMENTS.

A118

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

COMMON STOCKS		Value (Note 2)
(continued)	Shares

Industrial Conglomerates — 3.6%
3M Co.	170,200	$14,351,264
General Electric Co.	2,421,500	89,765,004
Textron, Inc.	57,800	4,121,140
Tyco International Ltd.	120,960	4,796,064

		113,033,472

Insurance — 4.0%
ACE Ltd.	81,700	5,047,426
AFLAC, Inc.	114,700	7,183,661
Allstate Corp.	143,488	7,494,378
Ambac Financial Group, Inc.(b)	31,800	819,486
American International Group, Inc.(b)	610,987	35,620,542
Aon Corp.(b)	66,925	3,191,653
Assurant, Inc.(b)	24,500	1,639,050
Chubb Corp.	99,300	5,419,794
Cincinnati Financial Corp.	43,228	1,709,235
Genworth Financial, Inc. (Class A Stock)	112,300	2,858,035
Hartford Financial Services Group, Inc.	78,300	6,826,977
Lincoln National Corp.	68,063	3,962,628
Loews Corp.	105,800	5,325,972
Marsh & McLennan Co., Inc.	123,100	3,258,457
MBIA, Inc.(b)	36,550	680,927
MetLife, Inc.	180,500	11,122,410
Principal Financial Group, Inc.	61,300	4,219,892
Progressive Corp.	165,100	3,163,316
SAFECO Corp.	26,600	1,481,088
Torchmark Corp.	24,100	1,458,773
Travelers Cos., Inc	160,398	8,629,412
UnumProvident Corp.	86,456	2,056,788
XL Capital Ltd. (Class A Stock)	46,300	2,329,353

		125,499,253

Internet & Catalog Retail — 0.3%
Amazon.Com, Inc.(a)(b)	69,500	6,438,480
Expedia, Inc.(a)(b)	40,400	1,277,448
IAC/InterActiveCorp(a)(b)	45,200	1,216,784

		8,932,712

Internet Software & Services — 1.8%
Akamai Technologies, Inc.(a)(b)	30,400	1,051,840
eBay, Inc.(a)(b)	277,100	9,196,949
Google, Inc. (Class A Stock)(a)	54,750	37,858,530
VeriSign, Inc.(a)(b)	47,500	1,786,475
Yahoo!, Inc.(a)	310,900	7,231,534

		57,125,328

IT Services — 0.8%
Affiliated Computer Services, Inc. (Class A Stock)(a)	25,300	1,141,030
Automatic Data Processing, Inc.	136,000	6,056,080
Cognizant Technology Solutions Corp. (Class A Stock)(a)	64,600	2,192,524
Computer Sciences Corp.(a)	42,700	2,112,369
Convergys Corp.(a)	37,600	618,896
Electronic Data Systems Corp.	123,300	2,556,009
Fidelity National Information Services, Inc.	34,400	1,430,696
Fiserv, Inc.(a)(b)	36,700	2,036,483
Paychex, Inc.	78,950	2,859,569
Unisys Corp.(a)(b)	67,000	316,910
Western Union Co.	172,404	4,185,969

		25,506,535

SEE NOTES TO FINANCIAL STATEMENTS.

A119

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

COMMON STOCKS		Value (Note 2)
(continued)	Shares

Leisure Equipment & Products — 0.1%
Brunswick Corp.(b)	21,300	$363,165
Eastman Kodak Co.(b)	57,000	1,246,590
Hasbro, Inc.	42,650	1,090,987
Mattel, Inc.	92,881	1,768,454

		4,469,196

Life Sciences, Tools & Services — 0.4%
Applera Corp.-Applied Biosystems Group	39,600	1,343,232
Millipore Corp.(a)(b)	10,800	790,344
PerkinElmer, Inc.	31,000	806,620
Thermo Fisher Scientific, Inc.(a)	103,500	5,969,880
Waters Corp.(a)	27,600	2,182,332

		11,092,408

Machinery — 1.9%
Caterpillar, Inc.(b)	153,300	11,123,448
Cummins, Inc.	24,800	3,158,776
Danaher Corp.	55,800	4,895,892
Deere & Co.	106,800	9,945,216
Dover Corp.	50,500	2,327,545
Eaton Corp.	35,500	3,441,725
Illinois Tool Works, Inc.	99,100	5,305,814
Ingersoll-Rand Co. Ltd. (Class A Stock)	76,100	3,536,367
ITT Corp.	43,500	2,872,740
Manitowoc Co., Inc. (The)(b)	22,900	1,118,207
PACCAR, Inc.	88,228	4,806,661
Pall Corp.(b)	23,200	935,424
Parker Hannifin Corp.	42,187	3,177,103
Terex Corp.(a)	24,200	1,586,794

		58,231,712

Media — 2.8%
CBS Corp. (Class B Stock)(b)	181,368	4,942,278
Clear Channel Communications, Inc.	114,100	3,938,732
Comcast Corp. (Class A Stock)(a)(b)	738,045	13,476,702
DIRECTV Group, Inc. (The)(a)	181,500	4,196,280
E.W. Scripps Co. (The) (Class A Stock)	16,700	751,667
Gannett Co., Inc.(b)	59,100	2,304,900
Interpublic Group of Cos., Inc.(a)	84,700	686,917
McGraw-Hill Cos., Inc.	77,700	3,404,037
Meredith Corp.	11,000	604,780
New York Times Co. (Class A Stock)(b)	36,500	639,845
News Corp. (Class A Stock)	536,000	10,982,640
Omnicom Group, Inc.	80,600	3,830,918
Time Warner, Inc.	891,020	14,710,740
Viacom, Inc. (Class B Stock)(a)	166,768	7,324,451
Walt Disney Co. (The)	460,901	14,877,884
Washington Post Co. (The) (Class B Stock)	600	474,858

		87,147,629

Metals & Mining — 1.0%
Alcoa, Inc.	211,476	7,729,448
Allegheny Technologies, Inc.(b)	22,640	1,956,096
Freeport-McMoRan Copper & Gold, Inc. (Class B Stock)	89,006	9,117,775
Newmont Mining Corp.	107,703	5,259,137
Nucor Corp.	70,700	4,186,854
Titanium Metals Corp.(b)	7,100	187,795
United States Steel Corp.	27,740	3,354,043

		31,791,148

SEE NOTES TO FINANCIAL STATEMENTS.

A120

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

COMMON STOCKS		Value (Note 2)
(continued)	Shares

Multiline Retail — 0.7%
Big Lots, Inc.(a)(b)	26,200	$418,938
Dillard’s, Inc.	4,650	87,327
Family Dollar Stores, Inc.(b)	37,100	713,433
J.C. Penney Co., Inc.	54,400	2,393,056
Kohl’s Corp.(a)	77,500	3,549,500
Macy’s, Inc.	103,420	2,675,475
Nordstrom, Inc.	48,000	1,763,040
Sears Holdings Corp.(a)(b)	15,812	1,613,615
Target Corp.	194,168	9,708,400

		22,922,784

Multi-Utilities — 1.1%
Ameren Corp.(b)	47,100	2,553,291
CenterPoint Energy, Inc.	79,010	1,353,441
CMS Energy Corp.(b)	43,000	747,340
Consolidated Edison, Inc.(b)	62,800	3,067,780
Dominion Resources, Inc.	138,884	6,590,046
DTE Energy Co.(b)	39,200	1,723,232
Integrys Energy Group, Inc.	17,750	917,498
NiSource, Inc.	73,000	1,378,970
PG&E Corp.	80,600	3,473,054
Public Service Enterprise Group, Inc.	60,300	5,923,872
Sempra Energy	60,754	3,759,458
TECO Energy, Inc.	42,100	724,541
Xcel Energy, Inc.	104,895	2,367,480

		34,580,003

Office Electronics — 0.1%
Xerox Corp.	246,892	3,997,181

Oil, Gas & Consumable Fuels — 10.1%
Anadarko Petroleum Corp.(b)	112,226	7,372,126
Apache Corp.	78,750	8,468,775
Chesapeake Energy Corp.	104,700	4,104,240
Chevron Corp.	507,992	47,410,893
ConocoPhillips	387,079	34,179,076
Consol Energy, Inc.	40,000	2,860,800
Devon Energy Corp.	107,200	9,531,152
El Paso Corp.	168,611	2,906,854
EOG Resources, Inc.(b)	59,700	5,328,225
Exxon Mobil Corp.	1,307,770	122,524,970
Hess Corp.	66,000	6,656,760
Marathon Oil Corp.	172,094	10,473,641
Murphy Oil Corp.	43,100	3,656,604
Noble Energy, Inc.	37,300	2,966,096
Occidental Petroleum Corp.	199,600	15,367,204
Peabody Energy Corp.(b)	57,300	3,531,972
Range Resources Corp.	27,600	1,417,536
Spectra Energy Corp.	154,242	3,982,528
Sunoco, Inc.	27,000	1,955,880
Tesoro Corp.	27,100	1,292,670
Valero Energy Corp.	133,900	9,377,017
Williams Cos., Inc.	150,000	5,367,000
XTO Energy, Inc.	112,500	5,778,000

		316,510,019

SEE NOTES TO FINANCIAL STATEMENTS.

A121

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

COMMON STOCKS		Value (Note 2)
(continued)	Shares

Paper & Forest Products — 0.3%
International Paper Co.	107,267	$3,473,305
MeadWestvaco Corp.(b)	45,589	1,426,936
Weyerhaeuser Co.	48,000	3,539,520

		8,439,761

Personal Products — 0.2%
Avon Products, Inc.	104,100	4,115,073
Estee Lauder Cos., Inc. (The)(b)	25,500	1,112,055

		5,227,128

Pharmaceuticals — 6.2%
Abbott Laboratories	367,200	20,618,280
Allergan, Inc.(b)	68,800	4,419,712
Barr Pharmaceuticals, Inc.(a)(b)	19,900	1,056,690
Bristol-Myers Squibb Co.	475,660	12,614,503
Eli Lilly & Co.	242,300	12,936,397
Forest Laboratories, Inc.(a)	76,500	2,788,425
Johnson & Johnson	687,771	45,874,326
King Pharmaceuticals, Inc.(a)	62,033	635,218
Merck & Co., Inc.	518,100	30,106,791
Mylan Laboratories, Inc.(b)	50,500	710,030
Pfizer, Inc.	1,653,408	37,581,964
Schering-Plough Corp.(b)	379,600	10,112,544
Watson Pharmaceuticals, Inc.(a)(b)	27,900	757,206
Wyeth	318,900	14,092,191

		194,304,277

Real Estate Investment Trust — 1.0%
Apartment Investment & Management Co. (Class A Stock)(b)	23,100	802,263
AvalonBay Communities, Inc.(b)	17,900	1,685,106
Boston Properties, Inc.(b)	27,600	2,533,956
Developers Diversified Realty Corp.	26,400	1,010,856
Equity Residential Properties Trust(b)	66,700	2,432,549
General Growth Properties, Inc.(b)	56,400	2,322,552
Host Hotels & Resorts, Inc.(b)	129,000	2,198,160
Kimco Realty Corp.(b)	57,100	2,078,440
Plum Creek Timber Co., Inc.(b)	37,000	1,703,480
ProLogis(b)	63,000	3,992,940
Public Storage, Inc.	28,700	2,106,867
Simon Property Group, Inc.(b)	52,800	4,586,208
Vornado Realty Trust	30,400	2,673,680

		30,127,057

Real Estate Management & Development
CB Richard Ellis Group, Inc. (Class A Stock)(a)(b)	45,100	971,905

Road & Rail — 0.8%
Burlington Northern Santa Fe Corp.	69,826	5,811,618
CSX Corp.(b)	103,624	4,557,384
Norfolk Southern Corp.(b)	91,600	4,620,304
Ryder System, Inc.	12,800	601,728
Union Pacific Corp.	62,900	7,901,498

		23,492,532

Semiconductors & Semiconductor Equipment — 2.6%
Advanced Micro Devices, Inc.(a)(b)	106,900	801,750
Altera Corp.(b)	82,700	1,597,764
Analog Devices, Inc.	75,700	2,399,690
Applied Materials, Inc.(b)	304,500	5,407,920
Broadcom Corp. (Class A Stock)(a)(b)	103,550	2,706,797

SEE NOTES TO FINANCIAL STATEMENTS.

A122

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

COMMON STOCKS		Value (Note 2)
(continued)	Shares

Semiconductors & Semiconductor Equipment (continued)
Intel Corp.	1,402,800	$37,398,648
KLA-Tencor Corp.(b)	42,400	2,041,984
Linear Technology Corp.(b)	56,800	1,807,944
LSI Logic Corp.(a)(b)	135,700	720,567
MEMC Electronic Materials, Inc.(a)	51,000	4,512,990
Microchip Technology, Inc.(b)	44,200	1,388,764
Micron Technology, Inc.(a)(b)	154,900	1,123,025
National Semiconductor Corp.(b)	60,700	1,374,248
Novellus Systems, Inc.(a)	30,400	838,128
NVIDIA Corp.(a)(b)	129,850	4,417,497
Teradyne, Inc.(a)(b)	40,800	421,872
Texas Instruments, Inc.(b)	343,100	11,459,540
Xilinx, Inc.	75,700	1,655,559

		82,074,687

Software — 3.8%
Adobe Systems, Inc.(a)	141,700	6,054,841
Autodesk, Inc.(a)(b)	50,400	2,507,904
BMC Software, Inc.(a)	57,900	2,063,556
CA, Inc.	105,773	2,639,036
Citrix Systems, Inc.(a)(b)	35,900	1,364,559
Compuware Corp.(a)(b)	78,400	696,192
Electronic Arts, Inc.(a)(b)	68,200	3,983,562
Intuit, Inc.(a)	91,600	2,895,476
Microsoft Corp.(b)	1,928,400	68,651,040
Novell, Inc.(a)	73,100	502,197
Oracle Corp.(a)	951,320	21,480,806
Symantec Corp.(a)	238,111	3,843,112
Teradata Corp.(a)	46,300	1,269,083

		117,951,364

Specialty Retail — 1.5%
Abercrombie & Fitch Co.	20,500	1,639,385
AutoNation, Inc.(a)(b)	40,589	635,624
AutoZone, Inc.(a)	11,700	1,402,947
Bed Bath & Beyond, Inc.(a)	59,100	1,736,949
Best Buy Co., Inc.	91,925	4,839,851
Circuit City Stores, Inc.	12,000	50,400
GameStop Corp. (Class A Stock)(a)	31,900	1,981,309
Gap, Inc.(b)	115,587	2,459,692
Home Depot, Inc.	400,219	10,781,900
Limited Brands, Inc.(b)	76,796	1,453,748
Lowe’s Cos., Inc.	342,000	7,736,040
Office Depot, Inc.(a)(b)	68,800	957,008
OfficeMax, Inc.	16,786	346,799
RadioShack Corp.(b)	31,760	535,474
Sherwin-Williams Co.(b)	27,000	1,567,080
Staples, Inc.	163,000	3,760,410
Tiffany & Co.	28,300	1,302,649
TJX Cos., Inc.	107,100	3,076,983

		46,264,248

Textiles, Apparel & Luxury Goods — 0.4%
Coach, Inc.(a)	84,200	2,574,836
Jones Apparel Group, Inc.(b)	28,000	447,720
Liz Claiborne, Inc.(b)	26,400	537,240
NIKE, Inc., (Class B Stock)	88,600	5,691,664
Polo Ralph Lauren Corp.	13,200	815,628
V.F. Corp.	22,536	1,547,322

		11,614,410

SEE NOTES TO FINANCIAL STATEMENTS.

A123

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

COMMON STOCKS		Value (Note 2)
(continued)	Shares

Thrifts & Mortgage Finance — 0.7%
Countrywide Financial Corp.(b)	151,098	$1,350,816
Fannie Mae	230,000	9,195,400
Freddie Mac	149,300	5,086,651
Hudson City Bancorp, Inc.	145,800	2,189,916
MGIC Investment Corp.(b)	23,600	529,348
Sovereign Bancorp, Inc.(b)	87,405	996,417
Washington Mutual, Inc.(b)	218,126	2,968,695

		22,317,243

Tobacco — 1.4%
Altria Group, Inc.	500,000	37,790,000
Reynolds American, Inc.(b)	46,400	3,060,544
UST, Inc.	37,400	2,049,520

		42,900,064

Trading Companies & Distributors
W.W. Grainger, Inc.	14,800	1,295,296

Wireless Telecommunication Services — 0.4%
American Tower Corp. (Class A Stock)(a)	88,000	3,748,800
Sprint Nextel Corp.	688,522	9,040,294

		12,789,094

TOTAL LONG-TERM INVESTMENTS (cost $1,632,553,686)		3,067,390,480

SHORT-TERM INVESTMENTS — 15.3%
Affiliated Money Market Mutual Fund — 15.2%
Dryden Core Investment Fund — Taxable Money Market Series (cost $476,101,440; includes $428,571,796 of cash collateral received for securities on loan) (Note 4)(c)(f)	476,101,440	476,101,440

	Principal Amount (000)
U.S. Government Obligation — 0.1%
United States Treasury Bills(d)(e) 2.84%, 03/20/2008 (cost $ 2,981,303)	$3,000	2,979,525
TOTAL SHORT-TERM INVESTMENTS (cost $479,082,743)		479,080,965

TOTAL INVESTMENTS — 113.6% (cost $2,111,636,429)		3,546,471,445
LIABILITIES IN EXCESS OF OTHER ASSETS(g) — (13.6%)		(424,075,228)

NET ASSETS — 100.0%		$3,122,396,217

(a)	Non income-producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $411,116,874 cash collateral of $428,571,796 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(d)	Security segregated as collateral for futures contracts.

(e)	Rate quoted represents yield-to-maturity at purchase date.

(f)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund — Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

A124

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

(g)	Liabilities in excess of other assets include net unrealized appreciation on financial futures as follows:

Open futures contract outstanding at December 31, 2007:

Number of Contracts	Type	Expiration Date	Value at December 31, 2007	Value at Trade Date	Unrealized Appreciation
Long Position:
145	S&P 500 Index	Mar. 2008	$53,548,500	$53,023,450	$525,050

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2007 was as follows:

Affiliated Money Market Mutual Fund (including 13.7% of collateral received for securities on loan)	15.2%
Oil, Gas & Consumable Fuels	10.1
Pharmaceuticals	6.2
Computers & Peripherals	4.4
Diversified Financial Services	4.4
Insurance	4.0
Software	3.8
Industrial Conglomerates	3.6
Capital Markets	3.4
Diversified Telecommunication Services	3.2
Commercial Banks	3.1
Aerospace/Defense	2.9
Media	2.8
Semiconductors & Semiconductor Equipment	2.6
Communications Equipment	2.5
Energy Equipment & Services	2.5
Beverages	2.4
Healthcare Providers & Services	2.4
Household Products	2.4
Food & Staples Retailing	2.3
Electric Utilities	2.0
Machinery	1.9
Chemicals	1.8
Internet Software & Services	1.8
Healthcare Equipment & Supplies	1.7
Specialty Retail	1.5
Food Products	1.4
Hotels, Restaurants & Leisure	1.4
Tobacco	1.4
Biotechnology	1.1
Multi-Utilities	1.1
Metals & Mining	1.0
Real Estate Investment Trust	1.0
Air Freight & Logistics	0.9
IT Services	0.8
Road & Rail	0.8
Consumer Finance	0.7
Multiline Retail	0.7
Thrifts & Mortgage Finance	0.7
Commercial Services & Supplies	0.5
Electrical Equipment	0.5
Household Durables	0.4
Life Sciences, Tools & Services	0.4
Textiles, Apparel & Luxury Goods	0.4
Wireless Telecommunication Services	0.4
Automobiles	0.3
Electronic Equipment & Instruments	0.3
Independent Power Producers & Energy Traders	0.3
Internet & Catalog Retail	0.3
Paper & Forest Products	0.3
Auto Components	0.2

SEE NOTES TO FINANCIAL STATEMENTS.

A125

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	December 31, 2007

Construction & Engineering	0.2%
Personal Products	0.2
Airlines	0.1
Building Products	0.1
Construction Materials	0.1
Containers & Packaging	0.1
Distributors	0.1
Diversified Consumer Services	0.1
Gas Utilities	0.1
Leisure Equipment & Products	0.1
Office Electronics	0.1
U.S. Government Obligation	0.1

113.6
Liabilities in excess of other assets	(13.6)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A126

STOCK INDEX PORTFOLIO (Continued)

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2007

ASSETS
Investments, at value including securities on loan of $411,116,874:
Unaffiliated investments (cost $1,635,534,989)	$3,070,370,005
Affiliated investments (cost $476,101,440)	476,101,440
Cash	354,725
Dividends receivable	4,811,425
Receivable for investments sold	4,284,034
Receivable for Series shares sold	59,056
Prepaid expenses	36,474

Total Assets	3,556,017,159

LIABILITIES
Collateral for securities on loan	428,571,796
Payable for investments purchased	2,577,225
Management fee payable	937,923
Payable for Series shares repurchased	790,890
Accrued expenses	446,254
Due to broker-variation margin	296,225
Transfer agent fee payable	629

Total Liabilities	433,620,942

NET ASSETS	$3,122,396,217

Net assets were comprised of:
Paid-in capital	$1,689,955,955
Retained earnings	1,432,440,262

Net assets, December 31, 2007	$3,122,396,217

Net asset value and redemption price per share, $3,122,396,217 / 84,766,386 outstanding shares of beneficial interest (authorized 275,000,000 shares)	$36.84

STATEMENT OF OPERATIONS

Year Ended December 31, 2007

INVESTMENT INCOME
Unaffiliated dividend income	$65,139,259
Affiliated dividend income	2,788,704
Affiliated income from securities loaned, net	946,420
Interest	155,761

69,030,144

EXPENSES
Management fee	11,519,701
Custodian’s fees and expenses	324,000
Insurance expenses	71,000
Trustees’ fees	53,000
Shareholders’ reports	37,000
Legal fees and expenses	18,000
Audit fee	16,000
Commitment fee on syndicated credit agreement	12,000
Transfer agent’s fee and expenses (including affiliated expense of $4,300) (Note 4)	5,000
Miscellaneous	14,500

Total expenses	12,070,201

NET INVESTMENT INCOME	56,959,943

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investment transactions	76,496,272
Futures transactions	263,093

76,759,365

Net change in unrealized appreciation (depreciation) on:
Investments	34,182,519
Futures	419,812

34,602,331

NET GAIN ON INVESTMENTS	111,361,696

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$168,321,639

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2007	2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$56,959,943	$51,532,817
Net realized gain (loss) on investment transactions	76,759,365	(66,612,227)
Net change in unrealized appreciation (depreciation) on investments	34,602,331	477,113,399

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	168,321,639	462,033,989

DISTRIBUTIONS	(51,529,141)	(59,982,933)

SERIES SHARE TRANSACTIONS:
Series shares sold [1,884,280 and 2,413,005 shares, respectively]	70,200,353	80,048,346
Series shares issued in reinvestment of distributions [1,400,248 and 1,700,891 shares, respectively]	51,529,141	59,982,933
Series shares repurchased [11,303,103 and 13,622,829 shares, respectively]	(422,534,751)	(448,417,431)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(300,805,257)	(308,386,152)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(184,012,759)	93,664,904
NET ASSETS:
Beginning of year	3,306,408,976	3,212,744,072

End of year	$3,122,396,217	$3,306,408,976

SEE NOTES TO FINANCIAL STATEMENTS.

A127

NOTES TO THE FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

Note 1:	General

The Prudential Series Fund (“Series Fund”), organized as a Delaware statutory trust, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. On January 2, 2006, each Portfolio of the Fund changed its federal income tax status from a regulated investment company to a partnership. As a result of that conversion, the Series Fund was reorganized from a Maryland corporation to a Delaware statutory trust. Pursuant to this reorganization, the Fund has been renamed “The Prudential Series Fund.” The Series Fund is composed of thirty-two Portfolios (“Portfolio” or “Portfolios”), each with separate series shares. The information presented in these financial statements pertains to seven Portfolios: Conservative Balanced Portfolio, Diversified Bond Portfolio, Equity Portfolio, Flexible Managed Portfolio, Global Portfolio, Government Income Portfolio and Stock Index Portfolio.

The Portfolios of the Series Fund have the following as investment objectives:

Conservative Balanced Portfolio:    Total investment return consistent with a conservatively managed diversified portfolio by investing in a mix of equity-related securities, debt obligations and money market instruments.

Diversified Bond Portfolio:    High level of income over a longer term while providing reasonable safety of capital by investing in intermediate and long-term debt obligations that are rated investment grade and high quality money market instruments. The types of debt obligations in which the Portfolio can invest include U.S. government securities, mortgage-related securities and corporate bonds.

Equity Portfolio:    Capital appreciation by investing primarily in stocks of major, established corporations as well as small companies.

Flexible Managed Portfolio:    High total return consistent with an aggressively managed diversified portfolio by investing in a mix of equity and equity-related securities, debt obligations and money market instruments.

Global Portfolio:    Long-term growth of capital by investing primarily in equity and equity-related securities of foreign and U.S. companies.

Government Income Portfolio:    High level of income over the long-term consistent with the preservation of capital by investing primarily in intermediate and long-term U.S. government securities, including U.S. treasuries, government agency and mortgage-related securities.

Stock Index Portfolio:    Investment results that generally correspond to the price and yield performance of the S&P 500 Index by investing primarily in stocks in the S&P 500 Index.

The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Note 2:	Accounting Policies

The following is a summary of significant accounting policies followed by the Series Fund and the Portfolios in preparation of their financial statements.

Securities Valuation:    Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the official closing price provided by NASDAQ. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked

B1

prices on such exchange, or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series Fund’s normal pricing time, are valued at fair value in accordance with Board of Trustees approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of December 31, 2007, the Global Portfolio held foreign securities whose value required adjustment in accordance with such procedures.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Conservative Balanced and Flexible Managed Portfolios use amortized cost to value their short-term debt securities. Short-term debt securities that are held in the other Portfolios which mature in more than 60 days are valued at current market quotations and those short-term debt securities which mature in 60 days or less are valued at amortized cost which approximates market value. The amortized cost method involves valuing a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

The Diversified Bond may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Certain issues of restricted securities held by these portfolios at December 31, 2007 include registration rights, under which the portfolios may demand registration by the issuer, of which the portfolios may bear the cost of such registration. Restricted securities, including private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is the Series Fund’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series Fund may by delayed or limited.

Foreign Currency Translation:    The books and records of the Series Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities at the current daily rates of exchange.

(ii)  purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the period, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Series Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

B2

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the holding of foreign currencies, currency gains (losses) realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios of the Series Fund may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on investments and foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Short Sales:    Certain portfolios of the Series Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When a Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date and interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Options:    The Series Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates or currencies with respect to securities which the Series Fund currently owns or intends to purchase. The Series Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Series Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Series Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase, in determining whether the Series Fund has realized a gain (loss). The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain (loss). Gains (losses) on purchased options are included in net realized gains (losses) on investment transactions. Gains (losses) on written options are presented separately as net realized gains (losses) on written option transactions.

The Series Fund, as writer of an option, may have no control over whether the contract may be exercised. As a result, the Series Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Series Fund, as purchaser of an over-the-counter option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the initial margin . Subsequent payments, known as variation margin, are made or received by the Series Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

B3

The Series Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series Fund intends to purchase, against fluctuations in value caused by changes in prevailing rates or market conditions. Under a variety of circumstances, the Series Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets.

Swap Agreements:    The Portfolios may enter into interest rate swap agreements, forward swap spread lock agreements, credit default swap agreements and total return swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap agreement, one party (the protection buyer) makes a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The maximum amount of the payment may equal the notional, at par, of the underlying index or security as a result of a default (or “credit event”). In addition to bearing the risk that the credit event will occur, the Portfolios could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities, or that the counterparty may default on it s obligation to perform. Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. The swaps are valued daily at current market value and any change in value is included in net unrealized appreciation or depreciation on investments. Payments received or paid by the Portfolio are recorded as realized gains or losses. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Forward currency contracts, written options, short sales, swaps and financial futures contracts may involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Lending:    Each Portfolio of the Series Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities using the collateral in the open market. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Dollar Rolls:    The Fund enters into mortgage dollar rolls in which the Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is a least equal to its obligations, with respect to dollar rolls.

When-Issued/Delayed Delivery Securities:    Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

B4

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income, which is comprised of four elements: stated coupon, original issue discount, market discount and market premium, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Series Fund’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for Portfolio specific expenses which are attributable directly to a Portfolio or class level.

For Portfolios with multiple classes of shares, net investment income (loss) (other than administration and distribution fees, which are charged to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Taxes:    For federal income tax purposes, each Portfolio in the Series is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios are the responsibility of their partners. The Portfolios are not subject to income tax. Partners of each Portfolio are subject to taxes on their distributive share of partnership earnings.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and regulations.

Distributions:    Distributions from each Portfolio are made in cash and automatically reinvested in additional shares of the same Portfolio. The Diversified Bond and Government Income Portfolios make distributions, if any, quarterly. All other Portfolios’ distributions are generally made on an annual basis. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 3:	Agreements

The Series Fund has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisors performance of such services. PI has entered into subadvisory agreements with Prudential Investment Management, Inc. (“PIM”), Jennison Associates LLC (“Jennison”), LSV Asset Management (“LSV”), Marsico Capital Management, LLC (“Marsico”), Quantitative Management Associates LLC (“QMA”), ClearBridge Advisors LLC (“ClearBridge”), T. Rowe Price Associates, Inc. (“T. Rowe”) and William Blair & Company, L.L.C. (“William Blair”) (collectively, the “Subadvisors”), under which each provides investment advisory services for certain Portfolios of the Series Fund. PI pays for the services of the Subadvisors, compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Portfolios bear all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at the annual rates specified below, of the value of each of the Portfolio’s average daily net assets.

Portfolio	Management Fee	Effective Management Fee
Conservative Balanced Portfolio	0.55%	0.55%
Diversified Bond Portfolio	0.40	0.40
Equity Portfolio	0.45	0.45
Flexible Managed Portfolio	0.60	0.60
Global Portfolio	0.75	0.75
Government Income Portfolio	0.40	0.40
Stock Index Portfolio	0.35% up to $4 billion 0.30% over $4 billion	0.35

B5

At December 31, 2007, the Subadvisors that provide investment advisory services to the Portfolios are as follows. Where more than one Subadvisor is listed, each Subadvisor provides services to a segment of the Portfolio:

Portfolio	Subadvisor(s)
Conservative Balanced Portfolio	PIM, QMA
Diversified Bond Portfolio	PIM
Equity Portfolio	Jennison, ClearBridge
Flexible Managed Portfolio	PIM, QMA
Global Portfolio	LSV, Marsico, T. Rowe & William Blair
Government Income Portfolio	PIM
Stock Index Portfolio	QMA

The Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class I and Class II shares of the Series Fund. The Series Fund compensates PIMS for distributing and servicing the Series Fund’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series Fund. Pursuant to the Class II Plan, the Class II shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

The Series Fund has an administration agreement with PI which acts as the administrator of the Class II shares of the Series Fund. The administration fee paid to PI is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

PI has agreed to reimburse each Portfolio (other than Global Portfolio) the portion of the management fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) exceed the percentage stated below.

Portfolio	Class I Expense Limit		Class II Expense Limit
Conservative Balanced Portfolio	0.75	%*	N/A
Diversified Bond Portfolio	0.75	*	N/A
Equity Portfolio	0.75	*	1.15	%*
Flexible Managed Portfolio	0.75	*	N/A
Government Income Portfolio	0.75		N/A
Stock Index Portfolio	0.75		N/A

N/A – Not applicable – There are no Class II shares outstanding for this Portfolio.

PIMS, PI, PIM, QMA and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

*  Effective July 1, 2007, the expense limitation was removed.

Note 4:	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series Fund’s transfer agent. Transfer agent’s fees and expenses in the Statements of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PIM also serves as the Series Fund’s security lending agent. For the year ended December 31, 2007, PIM was compensated as follows for these services by the Series Fund Portfolios:

Portfolio	PIM
Conservative Balanced Portfolio	$230,375
Diversified Bond Portfolio	101,608
Equity Portfolio	795,224
Flexible Managed Portfolio	385,184
Global Portfolio	90,118
Government Income Portfolio	28,951
Stock Index Portfolio	405,608

B6

Pursuant to an exemptive order received from the Securities and Exchange Commission, certain Portfolios invest in the Taxable Money Market Series and Short-Term Bond Series, both registered under the Investment Company Act of 1940, as amended, and managed by PI and both of which are portfolios of Dryden Core Investment Fund.

Note 5:	Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the year ended December 31, 2007 were as follows:

Cost of Purchases:

Portfolio
Conservative Balanced Portfolio	$539,110,792
Diversified Bond Portfolio	721,092,875
Equity Portfolio	2,479,277,686
Flexible Managed Portfolio	2,299,279,757
Global Portfolio	450,420,343
Government Income Portfolio	4,913,674,626
Stock Index Portfolio	106,087,187

Proceeds from Sales:

Portfolio
Conservative Balanced Portfolio	$737,650,431
Diversified Bond Portfolio	789,737,347
Equity Portfolio	2,854,047,095
Flexible Managed Portfolio	2,459,530,154
Global Portfolio	485,346,725
Government Income Portfolio	4,904,138,704
Stock Index Portfolio	391,257,978

The Conservative Balanced, Diversified Bond, Flexible Managed and Government Income Portfolios’ written options activity for the year ended December 31, 2007 were as follows:

Conservative Balanced Portfolio
	Contracts	Premiums
Balance as of December 31, 2006	—	$—
Options written	365	100,360
Options terminated in closing purchase transactions	(115)	(60,375)
Options expired	(250)	(39,985)

Balance as of December 31, 2007	—	$—

Diversified Bond Portfolio
	Contracts	Premiums
Balance as of December 31, 2006	—	$—
Options written	932	316,838
Options terminated in closing purchase transactions	(314)	(204,566)
Options expired	(618)	(112,272)

Balance as of December 31, 2007	—	$—

B7

Flexible Managed Portfolio
	Contracts	Premiums
Balance as of December 31, 2006	—	$—
Options written	380	104,326
Options terminated in closing purchase transactions	(120)	(62,742)
Options expired	(260)	(41,584)

Balance as of December 31, 2007	—	$—

Government Income Portfolio
	Contracts	Premiums
Balance as of December 31, 2006	—	$—
Options written	324	114,824
Options terminated in closing purchase transactions	(97)	(63,357)
Options expired	(227)	(51,467)

Balance as of December 31, 2007	—	$—

Note 6:	Tax Information

For federal income tax purposes, each Portfolio in the Trust is treated as a separate taxpaying entity. After January 2, 2006, the Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. Federal, state, or local taxes, as any tax liability arising from operations of the Portfolios are the responsibility of their partners. The Portfolios are not subject to tax. Partners of each Portfolio are subject to taxes on their distributive share of partnership items. The Portfolios’ federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Prior to January 2, 2006 each Portfolio qualified as a regulated investment company under the Internal Revenue Code and distributed all of its taxable income, including any net realized gains on investments, to shareholders.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value.

Note 7:	Capital

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of a Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts. As of December 31, 2007, the Equity Portfolio had Class II shares outstanding.

B8

Transactions in shares of beneficial interest of the Equity Portfolio was as follows:

Equity Portfolio:
Class I	Shares	Amount
Year ended December 31, 2007:
Series shares sold	1,031,862	$29,740,507
Series shares issued in reinvestment of distributions	1,691,265	49,976,890
Series shares repurchased	(14,024,490)	(407,692,362)

Net increase (decrease) in shares outstanding	(11,301,363)	$(327,974,965)

Year ended December 31, 2006:
Series shares sold	2,168,346	$55,202,137
Series shares issued in reinvestment of distributions	1,669,920	46,000,931
Series shares repurchased	(17,323,133)	(442,264,123)

Net increase (decrease) in shares outstanding	(13,484,867)	$(341,061,055)

Class II
Year ended December 31, 2007:
Series shares sold	2,870	$85,699
Series shares issued in reinvestment of distributions	322	9,549
Series shares repurchased	(29,757)	(885,730)

Net increase (decrease) in shares outstanding	(26,565)	$(790,482)

Year ended December 31, 2006:
Series shares sold	50,883	$1,337,701
Series shares issued in reinvestment of distributions	409	11,345
Series shares repurchased	(65,345)	(1,667,596)

Net increase (decrease) in shares outstanding	(14,053)	$(318,550)

Note 8:	Borrowings

The Series Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 26, 2007, the Funds renewed the SCA with the banks. The Funds pay a commitment fee of .06 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 24, 2008. For the period from October 27, 2006 through October 26, 2007, the Funds paid a commitment fee of .07 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Portfolios did not borrow any amounts pursuant to the SCA during the year ended December 31, 2007.

Note 9:	Ownership and Affiliates

As of December 31, 2007, all of Class I shares of each Portfolio were owned of record by the Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by PICA.

Note 10:	New Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standard Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

B9

Financial Highlights

	Conservative Balanced Portfolio
	Year Ended December 31,
	2007(c)	2006	2005	2004	2003
Per Share Operating Performance:
Net Asset Value, beginning of year	$16.21	$15.09	$15.10	$14.34	$12.43

Income From Investment Operations:
Net investment income	.50	.48	.38	.34	.28
Net realized and unrealized gain on investments	.49	1.06	.11	.78	1.99

Total from investment operations	.99	1.54	.49	1.12	2.27

Less Dividends and Distributions:
Dividends from net investment income	—	—	(.35)	(.28)	(.36)
Distributions from net realized gains	—	—	(.15)	(.08)	—
Distributions	(.51)	(.42)	—	—	—

Total dividends and distributions	(.51)	(.42)	(.50)	(.36)	(.36)

Net Asset Value, end of year	$16.69	$16.21	$15.09	$15.10	$14.34

Total Return(a)	6.12%	10.44%	3.43%	8.04%	18.77%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$2,721.9	$2,770.6	$2,749.8	$2,893.6	$2,895.0
Ratios to average net assets(b):
Expenses	.59%	.57%	.58%	.59%	.58%
Net investment income	2.95%	2.97%	2.45%	2.27%	2.02%
Portfolio turnover rate	178%	114%	110%	153%	248%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.
(c)	Calculated based upon average shares outstanding during the year.

	Diversified Bond Portfolio
	Year Ended December 31,
	2007	2006	2005	2004	2003
Per Share Operating Performance:
Net Asset Value, beginning of year	$10.85	$10.96	$11.28	$11.17	$10.82

Income From Investment Operations:
Net investment income	.58	.57	.55	.52	.45
Net realized and unrealized gain (loss) on investments	.02	(.05)	(.20)	.09	.35

Total from investment operations	.60	.52	.35	.61	.80

Less Dividends and Distributions:
Dividends from net investment income	—	—	(.59)	(.50)	(.45)
Distributions from net realized gains	—	—	(.08)	—	—
Distributions	(.55)	(.63)	—	—	—

Total dividends and distributions	(.55)	(.63)	(.67)	(.50)	(.45)

Net Asset Value, end of year	$10.90	$10.85	$10.96	$11.28	$11.17

Total Return(a)	5.71%	4.98%	3.28%	5.59%	7.49%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$1,218.3	$1,150.4	$1,230.6	$1,283.7	$1,418.0
Ratios to average net assets(b):
Expenses	.44%	.45%	.45%	.45%	.44%
Net investment income	5.39%	5.18%	4.81%	4.57%	4.02%
Portfolio turnover rate	476%	393%	278%	382%	706%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

	Equity Portfolio Class I
	Year Ended December 31,
	2007	2006	2005	2004	2003
Per Share Operating Performance:
Net Asset Value, beginning of year	$27.45	$24.64	$22.31	$20.55	$15.75

Income From Investment Operations:
Net investment income	.35	.30	.24	.28	.17
Net realized and unrealized gain on investments	2.21	2.80	2.32	1.75	4.81

Total from investment operations	2.56	3.10	2.56	2.03	4.98

Less Dividends and Distributions:
Dividends from net investment income	—	—	(.23)	(.27)	(.18)
Distributions	(.34)	(.29)	—	—	—

Total dividends and distributions	(.34)	(.29)	(.23)	(.27)	(.18)

Net Asset Value, end of year	$29.67	$27.45	$24.64	$22.31	$20.55

Total Return(a)	9.32%	12.57%	11.47%	9.93%	31.65%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$4,423.9	$4,402.7	$4,283.9	$4,135.7	$4,012.3
Ratios to average net asset(b):
Expenses	.47%	.47%	.47%	.48%	.49%
Net investment income	1.16%	1.10%	1.01%	1.29%	.96%
Portfolio turnover rate	57%	60%	77%	50%	54%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

	Equity Portfolio Class II
	Year Ended December 31,
	2007	2006	2005	2004	2003
Per Share Operating Performance:
Net Asset Value, beginning of year	$27.52	$24.69	$22.34	$20.58	$15.76

Income From Investment Operations:
Net investment income	.28	.19	.12	.20	.08
Net realized and unrealized gain on investments	2.20	2.80	2.35	1.74	4.83

Total from investment operations	2.48	2.99	2.47	1.94	4.91

Less Dividends and Distributions:
Dividends from net investment income	—	—	(.12)	(.18)	(.09)
Distributions	(.19)	(.16)	—	—	—

Total dividends and distributions	(.19)	(.16)	(.12)	(.18)	(.09)

Net Asset Value, end of year	$29.81	$27.52	$24.69	$22.34	$20.58

Total Return(a)	8.91%	12.13%	11.04%	9.51%	31.11%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$1.3	$1.9	$2.1	$1.1	$0.8
Ratios to average net asset(b):
Expenses	.87%	.87%	.87%	.88%	.89%
Net investment income	.74%	.71%	.64%	.91%	.54%
Portfolio turnover rate	57%	60%	77%	50%	54%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

	Flexible Managed Portfolio
	Year Ended December 31,
	2007	2006	2005(b)	2004	2003
Per Share Operating Performance:
Net Asset Value, beginning of year	$18.36	$16.92	$16.58	$15.19	$12.55

Income From Investment Operations:
Net investment income	.50	.44	.32	.29	.22
Net realized and unrealized gain on investments	.65	1.59	.34	1.32	2.70

Total from investment operations	1.15	2.03	.66	1.61	2.92

Less Dividends and Distributions:
Dividends from net investment income	—	—	(.32)	(.22)	(.28)
Distributions	(1.21)	(.59)	—	—	—

Total dividends and distributions	(1.21)	(.59)	(.32)	(.22)	(.28)

Net Asset Value, end of year	$18.30	$18.36	$16.92	$16.58	$15.19

Total Return(a)	6.30%	12.17%	4.16%	10.74%	23.76%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$3,716.3	$3,723.6	$3,543.9	$3,883.5	$3,693.6
Ratios to average net asset(c):
Expenses	.63%	.62%	.63%	.62%	.62%
Net investment income	2.53%	2.48%	1.95%	1.83%	1.55%
Portfolio turnover rate	212%	153%	126%	150%	204%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(b)	Calculated based upon average shares outstanding during the year.

(c)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

	Global Portfolio
	Year Ended December 31,
	2007	2006	2005	2004	2003
Per Share Operating Performance:
Net Asset Value, beginning of year	$22.53	$18.96	$16.43	$15.14	$11.35

Income From Investment Operations:
Net investment income	.36	.26	.13	.11	.10
Net realized and unrealized gain on investments	2.00	3.44	2.50	1.33	3.74

Total from investment operations	2.36	3.70	2.63	1.44	3.84

Less Dividends and Distributions:
Dividends from net investment income	—	—	(.10)	(.15)	(.05)
Distributions	(.27)	(.13)	—	—	—

Total dividends and distributions	(.27)	(.13)	(.10)	(.15)	(.05)

Net Asset Value, end of year	$24.62	$22.53	$18.96	$16.43	$15.14

Total Return(a)	10.48%	19.65%	16.06%	9.59%	34.07%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$985.0	$932.9	$814.1	$691.1	$665.6
Ratios to average net asset(b):
Expenses	.81%	.84%	.82%	.84%	.87%
Net investment income	1.43%	1.24%	.77%	.67%	.78%
Portfolio turnover rate	48%	50%	155%	128%	88%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown, Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

	Government Income Portfolio
	Year Ended December 31,
	2007	2006	2005	2004	2003
Per Share Operating Performance:
Net Asset Value, beginning of year	$11.26	$11.40	$11.65	$11.92	$12.50

Income From Investment Operations:
Net investment income	.53	.54	.49	.49	.46
Net realized and unrealized gain (loss) on investments	.10	(.13)	(.20)	(.13)	(.15)

Total from investment operations	.63	.41	.29	.36	.31

Less Dividends and Distributions:
Dividends from net investment income	—	—	(.54)	(.44)	(.46)
Distributions from net realized gains	—	—	—	(.19)	(.43)
Distributions	(.51)	(.55)	—	—	—

Total dividends and distributions	(.51)	(.55)	(.54)	(.63)	(.89)

Net Asset Value, end of year	$11.38	$11.26	$11.40	$11.65	$11.92

Total Return(a)	5.70%	3.74%	2.51%	3.12%	2.46%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$340.3	$354.3	$378.2	$420.2	$461.5
Ratios to average net asset(b):
Expenses	.52%	.50%	.47%	.47%	.46%
Net investment income	4.62%	4.75%	4.16%	4.07%	3.76%
Portfolio turnover rate	2377%	734%	507%	617%	695%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absense of voluntary fee waivers and /or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

	Stock Index Portfolio
	Year Ended December 31,
	2007	2006	2005	2004	2003
Per Share Operating Performance:
Net Asset Value, beginning of year	$35.64	$31.41	$31.29	$29.29	$24.09

Income From Investment Operations:
Net investment income	.68	.56	.48	.50	.36
Net realized and unrealized gain on investments	1.14	4.31	.88	2.50	6.14

Total from investment operations	1.82	4.87	1.36	3.00	6.50

Less Dividends and Distributions:
Dividends from net investment income	—	—	(.47)	(.49)	(.37)
Distributions from net realized gains	—	—	(.77)	(.51)	(.93)
Distributions	(.62)	(.64)	—	—	—

Total dividends and distributions	(.62)	(.64)	(1.24)	(1.00)	(1.30)

Net Asset Value, end of year	$36.84	$35.64	$31.41	$31.29	$29.29

Total Return(a)	5.10%	15.54%	4.54%	10.45%	28.18%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$3,122.4	$3,306.4	$3,212.7	$3,094.7	$2,940.9
Ratios to average net assets(b):
Expenses	.37%	.37%	.38%	.38%	.37%
Net investment income	1.73%	1.61%	1.52%	1.64%	1.42%
Portfolio turnover rate	3%	3%	7%	3%	2%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Report Of Independent Registered Public Accounting Firm

THE BOARD OF TRUSTEES AND SHAREHOLDERS OF THE PRUDENTIAL SERIES FUND:

We have audited the accompanying statements of assets and liabilities of The Prudential Series Fund (comprised of Conservative Balanced Portfolio, Diversified Bond Portfolio, Equity Portfolio, Flexible Managed Portfolio, Global Portfolio, Government Income Portfolio and Stock Index Portfolio, hereafter referred to as the “Funds”), including the portfolios of investments, as of December 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 2003 were audited by another independent registered public accounting firm, whose report dated February 20, 2004, expressed an unqualified opinion thereon. We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion. In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Funds as of December 31, 2007, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

February 19, 2008

D1

MANAGEMENT OF THE FUND

(Unaudited)

Information pertaining to the Trustees of the Fund is set forth below. Trustees who are not deemed to be “interested persons” of the Fund as defined in the Investment Company Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Fund are referred to as “Interested Trustees.” “Fund Complex” consists of the Fund and any other investment companies managed by PI.

Name, Address**, and Age	Position with Fund* Term of Office*** Length of Time Served	Number of Portfolios In Fund Complex Overseen by Trustee	Other Directorships Held by the Trustee****

Saul K. Fenster, Ph.D. (74)	Trustee, Since 1983	87	Member (since 2006), Board of The Ridgefield Foundation and The Leir Foundation; Board of Directors of IDT Corporation (2000-2006)

Principal Occupations During Past 5 Years – Currently President Emeritus of New Jersey Institute of Technology (since 2002); formerly President (1978-2002) of New Jersey Institute of Technology; Commissioner (1998-2002) of the Middle States Association Commission on Higher Education; Commissioner (1985-2002) of the New Jersey Commission on Science and Technology; formerly Director (1998-2005) of Society of Manufacturing Engineering Education Foundation; formerly Director of Prosperity New Jersey; formerly a director or trustee of Liberty Science Center, Research and Development Council of New Jersey, New Jersey State Chamber of Commerce, and National Action Council for Minorities in Engineering.

Delayne Dedrick Gold (69)	Trustee, Since 2001	86	—

Principal Occupations During Past 5 Years – Marketing Consultant (1982-present); formerly Senior Vice President and Member of the Board of Directors, Prudential Bache Securities, Inc.

W. Scott McDonald, Jr. (70)	Independent Vice Chair since 2004 and Trustee, Since 1983	87	—

Principal Occupations During Past 5 Years – Formerly Management Consultant (1997-2004) and of Counsel (2004-2005) at Kaludis Consulting Group, Inc. (company serving higher education); Formerly principal (1995-1997), Scott McDonald & Associates; Chief Operating Officer (1991-1995), Fairleigh Dickinson University; Executive Vice President and Chief Operating Officer (1975-1991), Drew University; interim President (1988-1990), Drew University; formerly Director of School, College and University Underwriters Ltd.

Thomas T. Mooney (66)	Independent Chair and Trustee, Since 2001	86	—

Principal Occupations During Past 5 Years – Formerly Chief Executive Officer, Excell Partners, Inc.; formerly President of the Greater Rochester Metro Chamber of Commerce, Rochester City Manager; formerly Deputy Monroe County Executive.

Thomas M. O’Brien (57)	Trustee, Since 2003	86	Formerly Director (December 1996-May 2000) of North Fork Bancorporation, Inc.; Formerly Director (May 2000-April 2006) of Atlantic Bank of New York; Director (since November 2006) of State Bancorp, Inc. (NASDAQ: STBC) and State Bank of Long Island.

Principal Occupations During Past 5 Years – President and COO (since November 2006) and CEO (since April 2007) of State Bancorp, Inc. and State Bank; Vice Chairman (January 1997-April 2000) of North Fork Bank; President and Chief Executive Officer (December 1984-December 1996) of North Side Savings Bank; formerly President and Chief Executive Officer (May 2000-June 2006) Atlantic Bank of New York.

John A. Pileski (68)	Trustee, Since 2003	86	Director (since April 2001) of New York Bank Corp; Director (since May 1980) of Surf Club of Quogue, Inc.

Principal Occupations During Past 5 Years – Retired (June 2000) Tax Partner of KPMG, LLP.

F. Don Schwartz (72)	Trustee, Since 2003	86	—

Principal Occupations During Past 5 Years – Management Consultant (since April 1985).

E1

Interested Trustees
Name, Address**, and Age	Position with Fund* Term of Office*** Length of Time Served	Number of Portfolios In Fund Complex Overseen by Trustee	Other Directorships Held by the Trustee****

*David R. Odenath (50)	President since 2002 and Trustee Since 1999	86	—

Principal Occupations During Past 5 Years – President of Prudential Annuities (since August 2002); Senior Vice President (since June 1999) of Prudential; Director (since June 2005) and Executive Vice President (since March 2006) of AST Investment Services, Inc; formerly Executive Vice President (May 2003-November 2007) of Prudential Investment Management Services LLC; formerly President, Chief Executive Officer, Chief Operating Officer and Officer in Charge (June 2005-March 2006) of AST Investment Services, Inc.

*Robert F. Gunia (61)	Vice President and Trustee Since 2001	149	Vice President and Director (since May 1989); Treasurer (since 1999) of The Asia Pacific Fund, Inc. and Vice President (since January 2007) of The Greater China Fund, Inc.

Principal Occupations During Past 5 Years – Chief Administrative Officer (since September 1999) and Executive Vice President (since December 1996) of Prudential Investments LLC; President (since April 1999) of Prudential Investment Management Services LLC; Executive Vice President (since March 1999) and Treasurer (since May 2000) of Prudential Mutual Fund Services LLC; Chief Administrative Officer, Executive Vice President and Director (since May 2003) of AST Investment Services, Inc.

Officers
Name, Address**, and Age	Position with Fund* Term of Office*** Length of Time Served	Principal Occupations During Past 5 Years

Grace C. Torres (48)	Treasurer and Principal Financial and Accounting Officer Since 1997	Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of PI; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of Prudential Annuities Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of AST Investment Services, Inc.

Kathryn L. Quirk (55)	Chief Legal Officer Since 2005	Vice President and Corporate Counsel (since September 2004) of Prudential; Executive Vice President, Chief Legal Officer and Secretary (since July 2005) of PI and Prudential Mutual Fund Services LLC; Vice President and Corporate Counsel (since June 2005) and Secretary (since February 2006) of AST Investment Services, Inc.; formerly Senior Vice President and Assistant Secretary (November 2004-August 2005) of PI; formerly Assistant Secretary (June 2005-February 2006) of AST Investment Services, Inc.; formerly Managing Director, General Counsel, Chief Compliance Officer, Chief Risk Officer and Corporate Secretary (1997-2002) of Zurich Scudder Investments, Inc.

Deborah A. Docs (50)	Secretary Since 2005	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PI; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Jonathan D. Shain (49)	Assistant Secretary Since 2005	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PI; Vice President and Assistant Secretary (since February 2001) of PMFS; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Claudia DiGiacomo (33)	Assistant Secretary Since 2005	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).

John P. Schwartz (36)	Assistant Secretary Since 2006	Vice President and Corporate Counsel (since April 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1997-2005).

Timothy J. Knierim (49)	Chief Compliance Officer Since 2007	Chief Compliance Officer of Prudential Investment Management, Inc. (since July 2007); formerly Chief Risk Officer of PIM and PI (2002-2007) and formerly Chief Ethics Officer of PIM and PI (2006-2007).

E2

Name, Address**, and Age	Position with Fund* Term of Office*** Length of Time Served	Principal Occupations During Past 5 Years

Valerie M. Simpson (49)	Deputy Chief Compliance Officer Since 2007	Chief Compliance Officer (since April 2007) of PI and AST Investment Services, Inc.; formerly Vice President-Financial Reporting (June 1999-March 2006) for Prudential Life and Annuities Finance.

M. Sadiq Peshimam (44)	Assistant Treasurer Since 2006	Vice President (since 2005) and Director (2000-2005) within Prudential Mutual Fund Administration.

Peter Parrella (49)	Assistant Treasurer Since 2007	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).

Alan Fu (51)	Assistant Treasurer Since 2006	Vice President – Tax, The Prudential Insurance Company of America (1999-October 2003); Vice President and Corporate Counsel – Tax, Prudential Financial, Inc. (since October 2003).

Andrew R. French (45)	Assistant Secretary Since 2006	Director and Corporate Counsel (since May 2006) of Prudential; Vice President and Assistant Secretary (since January 2007) of PI; Vice President and Assistant Secretary (since January 2007) of PMFS; formerly Senior Legal Analyst of Prudential Mutual Fund Law Department (1997-2006).

Noreen M. Fierro (43)	Anti-Money Laundering Compliance Officer Since 2006	Vice President, Corporate Compliance (since May 2006) of Prudential; formerly Corporate Vice President, Associate General Counsel (April 2002-May 2005) of UBS Financial Services, Inc., in their Money Laundering Prevention Group; Senior Manager (May 2005-May 2006) of Deloitte Financial Advisory Services, LLP, in their Forensic and Dispute Services, Anti-Money Laundering Group.

* “Interested” Trustee, as defined in the Investment Company Act, by reason of employment with the Manager (as defined below), and/or the Distributor (as defined below).

** Unless otherwise noted, the address of the Trustees and Officers is c/o: Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102.

*** There is no set term of office for Trustees and Officers. The Independent Trustees have adopted a retirement policy, which calls for the retirement of Trustees on December 31 of the year in which they reach the age of 75. The table shows how long they have served as Trustee and/or Officer.

**** This column includes only directorships of companies required to register, or file reports with the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Investment Company Act.

E3

The Prudential Series Fund

Approval of Advisory Agreements

At meetings of the Board held on September 12-13, 2007, the Trustees, including the Independent Trustees, unanimously approved the recommendations by Prudential Investments LLC (PI) to appoint Marsico Capital Management LLC (“Marsico”) as a subadviser with respect to the Global Portfolio and the SP International Growth Portfolio (each, a Portfolio, and collectively, the Portfolios) and to approve new subadvisory agreements between PI and Marsico (the “Subadvisory Agreements”).

The Board considered that, on June 14, 2007, Marsico and Bank of America Corporation (BAC) announced they had signed a definitive agreement by which Marsico would acquire ownership of the firm from BAC (the Transaction). The Transaction was completed on December 14, 2007, at which time Marsico began operating as an independent entity under the leadership of Thomas F. Marsico. The Board also considered that, although there were no changes in the Marsico portfolio management teams as a result of the Transaction, each Portfolio’s prior subadvisory agreement with Marsico would be automatically terminated as a result of a change in control.

Board Consideration of Subadvisory Agreement:

The Board of Trustees considered whether the approval of the Subadvisory Agreements with Marsico was in the best interests of each Portfolio and its shareholders. Before approving the Subadvisory Agreements, the Trustees reviewed performance, compliance and organization materials regarding Marsico and received presentations from PI. The Board also received materials relating to the Subadvisory Agreements and had the opportunity to ask questions and request further information in connection with its consideration. In making the determination to retain Marsico as a subadviser, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the following information:

Nature, Quality and Extent of Services. The Board received and considered information regarding the nature and extent of services to be provided to each Portfolio by Marsico under the Subadvisory Agreements, namely, that Marsico would provide day-to-day portfolio management services and comply with all Portfolio policies and applicable rules and regulations. The Board also noted that the nature and extent of services provided to each Portfolio under the prior subadvisory agreement with Marsico were identical in all material respects to those to be provided by Marsico under the Subadvisory Agreements and generally similar to those provided by the other current subadvisers under their subadvisory agreements.

With respect to the quality of services, the Board considered, among other things, the background and experience of Marsico’s portfolio management team, which was not affected by the Transaction. In connection with the recent annual review of advisory agreements, the Board had reviewed the qualifications, backgrounds and responsibilities of the portfolio managers who are responsible for the day-to-day management of each Portfolio, and the Board was provided with information pertaining to Marsico’s organizational structure, senior management, investment operations, and other relevant information pertaining to Marsico. The Board noted that it received a favorable compliance report from the Trust’s Chief Compliance Officer (CCO) as to Marsico.

The Board concluded that it was satisfied with the nature, extent and quality of the investment subadvisory services provided to each Portfolio by Marsico under the prior subadvisory agreement and that there was a reasonable basis on which to conclude that the quality of investment subadvisory services to be provided by Marsico under the Subadvisory Agreements should equal the quality of similar services provided by Marsico under the prior subadvisory agreements.

Performance of Marsico. The Board noted that at its June 2007 meetings, it had reviewed the performance of each of the Portfolios subadvised by Marsico in connection with its annual consideration of the renewal of the Portfolios’ subadvisory agreements. As part of that review, the Board reviewed the performance record of each Portfolio, and at that time reached the following conclusions:

•

With respect to the SP International Growth Portfolio, the Board noted that Marsico had assumed responsibility for a portion of the Portfolio’s assets in late 2006, and that in light of Marsico’s limited performance record, it was reasonable to approve Marsico’s subadvisory agreement.

•

With respect to the Global Portfolio, the Board noted that Marsico had assumed responsibility for a portion of the Portfolio’s assets in December 2005, and that in light of the limited performance history, it was reasonable to approve Marsico’s subadvisory agreement.

Investment Subadvisory Fee Rate. The Board also considered, among other things, that the proposed fee rates payable under the Subadvisory Agreements are identical to the fee rates payable under the prior subadvisory agreement. The Board noted that it had recently reviewed the fee rates paid to Marsico in connection with the recent annual review of advisory agreements and determined that the fee rates were reasonable. The Board concluded that Marsico’s proposed subadvisory fee rates under the Subadvisory Agreements were reasonable.

Profitability. In connection with its recent annual review of advisory agreements, the Board considered the profitability of PI and subadvisers affiliated with PI. The Board concluded that the level of profitability of a subadviser not affiliated with PI, such as Marsico, may not be as significant as PI’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by PI and the unaffiliated subadvisers, as well as the fact that PI compensates the subadvisers out of its management fee.

Economies of Scale. In connection with its recent annual review of advisory agreements, the Board considered economies of scale. The Board noted that there was no proposed change in fee rates and breakpoints and that it would again review economies of scale at the next annual review of advisory agreements.

Other Benefits to the Subadviser or its Affiliates from Serving as Subadviser. The Board considered potential “fall-out” or ancillary benefits anticipated to be received by Marsico and its affiliates as a result of Marsico’s relationship with the Portfolios. The Board concluded that any potential benefits to be derived by Marsico included its ability to use soft dollar credits, brokerage commissions received by affiliates of Marsico, potential access to additional research resources, larger assets under management and benefits to the reputation, which were consistent with those generally derived by subadvisers to mutual funds.

The toll-free number shown below can be used to make transfers and reallocations, review how your premiums are being allocated, and receive current investment option values in your contract. Unit values for each investment option are available to all participants from the toll-free number. The phone lines are open each business day during the hours shown. Please be sure to have your contract number available when you call.

In the past, participants who held several variable contracts at the same address received multiple copies of annual and semiannual reports. In an effort to lessen waste and reduce expenses of postage and printing, we will attempt to mail only one copy of this report, based on our current records for participants with the same last name and same address. No action on your part is necessary. Upon request, we will furnish you with additional reports. The toll-free number listed on the inside back cover should be used to request additional copies. Proxy material and tax information will continue to be sent for each account of record.

The Prudential Insurance Company of America

751 Broad Street

Newark NJ 07102-3777

Presorted

Standard

U.S. Postage

PAID

Prudential

IFS-A114833    MD.RS.011    Ed. 2/28/2008

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 973-367-7521, and ask for a copy of the Section 406 Standards for Investment Companies—Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. David E. A. Carson, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal years ended December 31, 2007 and December 31, 2006 KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $15,935 and $13,400 respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

None.

(c)	Tax Fees

None.

(d)	All Other Fees

None.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e)(2)	Percentage of services referred to in 4(b)- (4)(d) that were approved by the audit committee –

Not applicable.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

Not applicable.

(g)	Non-Audit Fees

Not applicable to Registrant for the fiscal years 2007 and 2006. The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years 2007 and 2006 was $57,200 and $317,300, respectively.

(h)	Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Prudential Variable Contract Account—11

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date	February 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	February 20, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	February 20, 2008

*	Print the name and title of each signing officer under his or her signature.